As filed with the Securities and Exchange Commission on April 27, 2004
                                                            File Nos.   33-64947
                                                                       811-07451
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-4

          REGISTRATION STATEMENT UNDER THE
          SECURITIES ACT OF 1933                                 [_]

          PRE-EFFECTIVE AMENDMENT NO.
          POST-EFFECTIVE AMENDMENT NO. 11                        [X]

                                     and/or

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940

                              AMENDMENT NO. 27 [X]
                        (Check Appropriate Box or Boxes)

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT JF
                           (Exact Name of Registrant)

                                   ----------

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY
                              (Name of Depositor)

                               JOHN HANCOCK PLACE
                INSURANCE & SEPARATE ACCOUNTS DEPT. - LAW SECTOR
                                BOSTON, MA 02117
         (Complete address of depositor's principal executive offices)

       Depositor's Telephone Number, Including Area Code: (617) 572-9196

                                   ----------

                           ARNOLD R. BERGMAN, ESQUIRE
                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY
                               JOHN HANCOCK PLACE
                INSURANCE & SEPARATE ACCOUNTS DEPT. - LAW SECTOR
                                BOSTON, MA 02117
                (Name and complete address of agent for service)

                                   ----------

                                    Copy to:
                               THOMAS C. LAUERMAN
                         Foley & Lardner 3000 K Street,
                                      N.W.
                             Washington, D.C. 20007

                                   ----------

It is proposed that this filing become effective (check appropriate box)

[_]  immediately upon filing pursuant to paragraph (b) of Rule 485
[X]  on May 1, 2004 pursuant to paragraph (b) of Rule 485
[_]  60 days after filing pursuant to paragraph (a)(1) of Rule 485
[_]  on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate check the following box

[_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                                   ----------

Pursuant to Rule 24f-2, Registrant has registered an indefinite amount of securities under the Securities Act of 1933 and filed its Notice for fiscal year 2003 pursuant to Rule 24f-2 on March 19, 2004.

                          Prospectus dated May 1, 2004
                                for interests in
                    John Hancock Variable Annuity Account JF
                       Interests are made available under

--------------------------------------------------------------------------------
                          DECLARATION VARIABLE ANNUITY
--------------------------------------------------------------------------------

      a deferred combination fixed and variable annuity contract issued by

            JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY ("JHVLICO")
The contract enables you to earn fixed rates of interest that we declare under our fixed investment option and investment-based returns in the following variable investment options:

--------------------------------------------------------------------------------------------------------------------
 VARIABLE INVESTMENT OPTIONS:                UNDERLYING FUND MANAGED BY:
 ----------------------------                ---------------------------
 EQUITY OPTIONS:
  Equity Index . . . . . . . . . . . .       SSgA Funds Management, Inc.
  Growth & Income. . . . . . . . . . .       Independence Investment LLC and T. Rowe Price Associates, Inc.
  Fundamental Growth*. . . . . . . . .       Independence Investment LLC
  Small Cap Growth . . . . . . . . . .       Wellington Management Company, LLP
  Overseas Equity B. . . . . . . . . .       Capital Guardian Trust Company
  Financial Industries . . . . . . . .       John Hancock Advisers, LLC


 BOND & MONEY MARKET OPTIONS:
  Active Bond. . . . . . . . . . . . .       John Hancock Advisers, LLC, Pacific Investment Management Company LLC
                                                and Declaration Management & Research Company
  Money Market . . . . . . . . . . . .       Wellington Management Company, LLP

--------------------------------------------------------------------------------------------------------------------

 *Not available for contracts issued after April 30, 2004.

     Contracts are not deposits or obligations of, or insured, endorsed, or guaranteed by the U.S. Government, any bank, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency, entity or person, other than JHVLICO. They involve investment risks including the possible loss of principal.

     The variable investment options shown on page 1 are those available as of the date of this prospectus. We may add, modify or delete variable investment options in the future.

     When you select one or more of these variable investment options, we invest your money in the corresponding investment option(s) of the John Hancock Variable Series Trust I ("the Series Fund"). In this prospectus, the investment options of the Series Fund are referred to as funds. In the prospectuses for the Series Fund, the investment options may also be referred to as "funds," "portfolios" or "series."

     The Series Fund is a so-called "series" type mutual fund registered with the Securities and Exchange Commission ("SEC"). The investment results of each variable investment option you select will depend on those of the corresponding fund of the Series Fund. Each of the funds is separately managed and has its own investment objective and strategies. Attached at the end of this prospectus is a prospectus for the Series Fund. The Series Fund prospectus contains detailed information about each available fund. Be sure to read that prospectus before selecting any of the variable investment options shown on page 1.

     For amounts you don't wish to invest in a variable investment option, you can allocate to the fixed investment option if permitted in your local jurisdiction. We invest the assets allocated to the fixed investment option in our general account and they earn interest at a fixed rate, declared by us, subject to a 3% minimum. Neither our general account nor any interests in our general account are registered with the SEC or subject to the Federal securities laws.

     We refer to the variable investment options and the fixed investment option together as investment options.

                            ANNUITY SERVICING CENTER
                            ------------------------

                                 MAIL DELIVERY
                                 -------------
                                  P.O. Box 772
                                Boston, MA 02117




                             PHONE: 1-800-824-0335



                              FAX: 1-617-886-3048

 ******************************************************************************

     Please note that the SEC has not approved or disapproved these securities, or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                            GUIDE TO THIS PROSPECTUS


   This prospectus contains information that you should know before you buy a contract or exercise any of your rights under the contract. We have arranged the prospectus in the following way:

      .  The first section contains an "INDEX OF KEY WORDS."

      . Behind the index is the "FEE TABLE." This section highlights the various fees and expenses you will pay directly or indirectly, if you purchase a contract.

      . The next section is called "BASIC INFORMATION." It contains basic information about the contract presented in a question and answer format. You should read the Basic Information before reading any other section of the prospectus.

      . Behind the Basic Information is "ADDITIONAL INFORMATION." This section gives more details about the contract. It generally does not repeat information contained in the Basic Information.

      . "CONDENSED FINANCIAL INFORMATION" follows the "Additional Information." This gives some basic information about the size and past performance of the variable investment options.

The Series Fund's prospectus is attached at the end of this prospectus. You should save these prospectuses for future reference.

--------------------------------------------------------------------------------
                                IMPORTANT NOTICES

  This is the prospectus - it is not the contract. The prospectus simplifies many contract provisions to better communicate the contract's essential features. Your rights and obligations under the contract will be determined by the language of the contract itself. On request, we will provide the form of contract for you to review. In any event, when you receive your contract, we suggest you read it promptly.

  We've also filed with the SEC a "Statement of Additional Information." This Statement contains detailed information not included in the prospectus. Although a separate document from this prospectus, the Statement of Additional Information has the same legal effect as if it were a part of this prospectus. We will provide you with a free copy of the Statement upon your request. To give you an idea what's in the Statement, we have included a copy of the Statement's table of contents on page 40.

  The contracts are not available in all states. This prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any state to any person to whom it is unlawful to make or solicit an offer in that state.
  ------------------------------------------------------------------------------

                               INDEX OF KEY WORDS

We define or explain each of the following key words used in this prospectus on the pages shown below:

  KEY WORD                                                                 PAGE

  Accumulation units . . . . . . . . . . . . . . . . . . . . . . . . . . . . 24
  Annuitant. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .9
  Annuity payments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 11
  Annuity period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 11
  Contract year. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .9
  Date of issue. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .9
  Date of maturity . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 25
  Free withdrawal amount . . . . . . . . . . . . . . . . . . . . . . . . . . 14
  Funds. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .2
  Guarantee periods  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .2
  Investment options . . . . . . . . . . . . . . . . . . . . . . . . . . . . 12
  Market value adjustment. . . . . . . . . . . . . . . . . . . . . . . . . . 24
  Premium payments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .9
  Surrender value. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 16
  Surrender. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 15
  Variable investment options  . . . . . . . . . . . . . . . . . . . . . .cover
  Withdrawal charge. . . . . . . . . . . . . . . . . . . . . . . . . . . . . 15
  Withdrawal . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 15

                                   FEE TABLES


THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING A DECLARATION VARIABLE ANNUITY CONTRACT. THE FIRST TABLE DESCRIBES THE CHARGES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER ACCOUNT VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.

-----------------------------------------------------------------------------------------------
     CONTRACTOWNER TRANSACTION EXPENSES                 DECLARATION VARIABLE ANNUITY
-----------------------------------------------------------------------------------------------
 Maximum Withdrawal Charge (as % of amount            6% for the first and second years
 withdrawn or surrendered)/1/                         5% for the third and fourth years
                                                         4% for the fifth year
                                                         3% for the sixth year
                                                        2% for the seventh year
                                                            0% thereafter
-----------------------------------------------------------------------------------------------

1) This charge is taken upon withdrawal or surrender within the specified period of years measured from the date of premium payment.

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME YOU OWN THE CONTRACT. THIS TABLE DOES NOT INCLUDE FEES AND EXPENSES PAID AT THE FUND LEVEL.

-----------------------------------------------------------------------------------------------
                                                        DECLARATION VARIABLE ANNUITY
-----------------------------------------------------------------------------------------------
 Maximum Annual Contract Fee/2/                                     $50
-----------------------------------------------------------------------------------------------
 Current Annual Contract Fee/3/                                     $30
-----------------------------------------------------------------------------------------------
 Separate Account Annual Expenses (as a
 percentage of average account value)/4/
 Contracts with initial premium payment
 less than $250,000:
 Mortality and Expense Risk Charge                                 0.90%
 Administrative Services Charge                                    0.35%
                                                                   -----
 Total Separate Account Annual Expenses                            1.25%
-----------------------------------------------------------------------------------------------
 Contracts with initial premium payment of
 $250,000 or more:
  Mortality and Expense Risk Charge                                0.90%
  Administrative Services Charge                                   0.10%
                                                                   -----
 Total Separate Account Annual Expenses                            1.00%
-----------------------------------------------------------------------------------------------
 Optional Benefit Rider Charges/5/:
-----------------------------------------------------------------------------------------------
 Enhanced "Stepped-Up" Death Benefit Rider          0.15% of your contract's total value
-----------------------------------------------------------------------------------------------
 Accidental Death Benefit Rider                     0.10% of your contract's total value
-----------------------------------------------------------------------------------------------
 Nursing Home Waiver                            0.05% of that portion of your contract's total
                                                value attributable to premiums that are still
                                                       subject to withdrawal charges
-----------------------------------------------------------------------------------------------

2) This charge is not currently imposed, and would only apply to contracts of less than $10,000.

3) This charge applies only to contracts of less than $10,000. It is taken at the end of each contract year but, if you surrender a contract before then, it will be taken at the time of surrender.

4) This charge only applies to that portion of account value held in the variable investment options. The charge does not apply to amounts in the guarantee periods.

5) Charges for optional benefit riders are assessed monthly. The monthly charge is 1/12th of the annual charge shown in the table.

THE NEXT TABLE DESCRIBES THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME YOU OWN A DECLARATION VARIABLE ANNUITY CONTRACT. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE SERIES FUND'S PROSPECTUS.

-------------------------------------------------------------------------------
       TOTAL ANNUAL FUND OPERATING EXPENSES           MINIMUM       MAXIMUM
-------------------------------------------------------------------------------
 Range of expenses that are deducted from fund         0.21%         1.44%
 assets, including management fees, distribution
 and/or service (12b-1) fees, and other expenses
-------------------------------------------------------------------------------

THE NEXT TABLE DESCRIBES FUND LEVEL FEES AND EXPENSES FOR EACH OF THE FUNDS, AS A PERCENTAGE OF THE FUND'S AVERAGE NET ASSETS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2003. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR THE SERIES FUND.

--------------------------------------------------------------------------------------------------------------------------
                                                                              TOTAL FUND                     TOTAL FUND
                                            DISTRIBUTION    OTHER OPERATING    OPERATING                      OPERATING
                               INVESTMENT        AND           EXPENSES         EXPENSES                       EXPENSES
                               MANAGEMENT  SERVICE (12B-1)      WITHOUT         WITHOUT        EXPENSE          WITH
FUND NAME                          FEE          FEES         REIMBURSEMENT   REIMBURSEMENT  REIMBURSEMENT   REIMBURSEMENT
--------------------------------------------------------------------------------------------------------------------------
JOHN HANCOCK VARIABLE SERIES
 TRUST I - NAV CLASS SHARES
 (NOTE 1):
--------------------------------------------------------------------------------------------------------------------------
 Equity Index                    0.13%           N/A             0.08%           0.21%          0.00%           0.21%
--------------------------------------------------------------------------------------------------------------------------
 Fundamental Growth              0.90%           N/A             0.10%           1.00%          0.00%           1.00%
--------------------------------------------------------------------------------------------------------------------------
 Growth & Income                 0.67%           N/A             0.06%           0.73%          0.00%           0.73%
--------------------------------------------------------------------------------------------------------------------------
 Small Cap Growth                1.05%           N/A             0.17%           1.22%          0.07%           1.15%
--------------------------------------------------------------------------------------------------------------------------
 Overseas Equity B*              1.13%           N/A             0.31%           1.44%          0.00%           1.44%
--------------------------------------------------------------------------------------------------------------------------
 Financial Industries            0.80%           N/A             0.06%           0.86%          0.00%           0.86%
--------------------------------------------------------------------------------------------------------------------------
 Active Bond                     0.61%           N/A             0.09%           0.70%          0.00%           0.70%
--------------------------------------------------------------------------------------------------------------------------
 Money Market                    0.25%           N/A             0.06%           0.31%          0.00%           0.31%
--------------------------------------------------------------------------------------------------------------------------

Note 1. Under its current investment management agreements with the John Hancock Variable Series Trust I ("JHVST"), John Hancock Life Insurance Company has contractually agreed to reimburse each JHVST fund (other than the Overseas Equity B Fund) when the fund's "other fund expenses" exceed 0.10% of the fund's average daily net assets. The agreements will remain in effect until May 1, 2005, and may be renewed each year thereafter by JHVST. Percentages shown for the Overseas Equity B Fund reflect the discontinuance of John Hancock's agreement to reimburse the fund for "other fund expenses" in 2003 that exceeded 0.10% of the fund's average daily net assets. The percentages shown for the Financial Industries fund are based on the fund's current management fee schedule and include the operating expenses and average daily net assets of the fund's predecessor prior to April 25, 2003.

        * Overseas Equity B was formerly "International Opportunities."

Examples

THE FOLLOWING TWO EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN A DECLARATION VARIABLE ANNUITY CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES AND FUND FEES AND EXPENSES.

THE FIRST EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN AN "ALL RIDER" CONTRACT WITH THE FOLLOWING OPTIONAL BENEFIT RIDERS: ENHANCED "STEPPED-UP"DEATH BENEFIT RIDER, ACCIDENTAL DEATH BENEFIT RIDER AND NURSING HOME WAIVER RIDER. THE FIRST EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE MAXIMUM ANNUAL CONTACT FEE AND THE MAXIMUM FEES AND EXPENSES OF ANY OF THE FUNDS. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

Declaration Variable Annuity - maximum fund-level total operating expenses

                                         1 YEAR  3 YEARS  5 YEARS   10 YEARS
-----------------------------------------------------------------------------
 (1) IF YOU SURRENDER YOUR ALL RIDER
 CONTRACT AT THE END OF THE APPLICABLE    $860    $1426    $2016     $3476
 TIME PERIOD:
-----------------------------------------------------------------------------
 (2) IF YOU ANNUITIZE YOUR ALL RIDER
 CONTRACT AT THE END OF THE APPLICABLE    $320    $ 977    $1659     $3476
 TIME PERIOD:
-----------------------------------------------------------------------------
 (3) IF YOU DO NOT SURRENDER YOUR ALL     $320    $ 977    $1659     $3476
 RIDER CONTRACT:
-----------------------------------------------------------------------------

THE NEXT EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN A "NO RIDER" CONTRACT WITH NO OPTIONAL BENEFIT RIDERS FOR THE TIME PERIODS INDICATED. THIS EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE AVERAGE ANNUAL CONTRACT FEE WE EXPECT TO RECEIVE FOR THE CONTRACTS AND THE MINIMUM FEES AND EXPENSES OF ANY OF THE FUNDS.

ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

Declaration Variable Annuity - minimum fund-level total operating expenses

                                         1 YEAR  3 YEARS  5 YEARS   10 YEARS
-----------------------------------------------------------------------------
 (1) IF YOU SURRENDER YOUR NO RIDER
 CONTRACT AT THE END OF THE APPLICABLE    $692    $921     $1154     $1779
 TIME PERIOD:
-----------------------------------------------------------------------------
 (2) IF YOU ANNUITIZE YOUR NO RIDER
 CONTRACT AT THE END OF THE APPLICABLE    $152    $471     $ 813     $1779
 TIME PERIOD:
-----------------------------------------------------------------------------
 (3) IF YOU DO NOT SURRENDER YOUR NO      $152    $471     $ 813     $1779
 RIDER CONTRACT:
-----------------------------------------------------------------------------

                               BASIC INFORMATION


     This "Basic Information" section provides answers to commonly asked questions about the contract. Here are the page numbers where the questions and answers appear:

  QUESTION                                                                      STARTING ON PAGE
  --------                                                                      ----------------
What is the contract?. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .9

Who owns the contract? . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .9

Is the owner also the annuitant? . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .9

How can I invest money in a contract?. . . . . . . . . . . . . . . . . . . . . . . . . . . . .9

How will the value of my investment in the contract change over time?. . . . . . . . . . . . 11

What annuity benefits does the contract provide? . . . . . . . . . . . . . . . . . . . . . . 11

To what extent can JHVLICO vary the terms and conditions of the contracts? . . . . . . . . . 12

What are the tax consequences of owning a contract?. . . . . . . . . . . . . . . . . . . . . 12

How can I change my contract's investment allocations? . . . . . . . . . . . . . . . . . . . 13

What fees and charges will be deducted from my contract? . . . . . . . . . . . . . . . . . . 14

How can I withdraw money from my contract? . . . . . . . . . . . . . . . . . . . . . . . . . 16

What happens if the annuitant dies before my contract's date of maturity?. . . . . . . . . . 17

What additional guarantee applies to the guarantee periods under my contract?. . . . . . . . 19

What are the terms of the additional guarantee?. . . . . . . . . . . . . . . . . . . . . . . 19

WHAT IS THE CONTRACT?

     The contract is a deferred payment variable annuity contract. An "annuity contract" provides a person (known as the "annuitant" or "payee") with a series of periodic payments. Because this contract is also a "deferred payment" contract, the annuity payments will begin on a future date, called the contract's "date of maturity." Under a "variable annuity" contract, the amount you have invested can increase or decrease in value daily based upon the value of the variable investment options chosen. If your annuity is provided under a master group contract, the term "contract" as used in this prospectus refers to the certificate you will be issued and not to the master group contract.

WHO OWNS THE CONTRACT?

     That's up to you. Unless the contract provides otherwise, the owner of the contract is the person who can exercise the rights under the contract, such as the right to choose the investment options or the right to surrender the contract. In many cases, the person buying the contract will be the owner. However, you are free to name another person or entity (such as a trust) as owner. In writing this prospectus, we've assumed that you, the reader, are the person or persons entitled to exercise the rights and obligations under discussion.

IS THE OWNER ALSO THE ANNUITANT?

     In many cases, the same person is both the annuitant and the owner of a contract. The annuitant is the person whose lifetime is used to measure the period of time when we make various forms of annuity payments. Also, the annuitant receives payments from us under any annuity option that commences during the annuitant's lifetime. We may permit you to name another person as annuitant or joint annuitant if that person meets our underwriting standards. We may also permit you to name as joint annuitants two persons other than yourself if those persons meet our underwriting standards.

HOW CAN I INVEST MONEY IN A CONTRACT?

Premium payments

     We call the investments you make in your contract premiums or premium payments. In general, you need at least a $1,000 initial premium payment to purchase a contract. If you choose to contribute more money into your contract, each subsequent premium payment must also be at least $500. If you deposit money directly from your bank account, your subsequent premium payments can be as small as $100.

Applying for a contract

     An authorized representative of the broker-dealer or financial institution through whom you purchase your contract will assist you in (1) completing an application or placing an order for a contract and (2) transmitting it, along with your initial premium payment, to the John Hancock Annuity Servicing Office.

     Once we receive your initial premium payment and all necessary information, we will issue your contract and invest your initial premium payment within two business days. If the information is not in good order, we will contact you to get the necessary information. If for some reason, we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information.

     In certain situations, we will issue a contract upon receiving the order of your broker-dealer or financial institution, but delay the effectiveness of the contract until we receive your signed application. In those situations, if we do not receive your signed application within our required time period, we will deem the contract void from the beginning and return your premium payment.

     We measure the years and anniversaries of your contract from its date of issue. We use the term contract year to refer to each period of time between anniversaries of your contract's date of issue.

Limits on premium payments

     You can make premium payments of up to $1,000,000 in any one contract year. The total of all new premium payments and transfers that you allocate to any one variable investment option in any one contract year may not exceed $1,000,000. While the annuitant is alive and the contract is in force, you can make premium payments at any time before the date of maturity. However,

--------------------------------------------------------------------------------
                                            YOU MAY NOT MAKE ANY PREMIUM
                                            PAYMENTS AFTER THE ANNUITANT
     IF YOUR CONTRACT IS USED TO FUND               REACHES AGE
--------------------------------------------------------------------------------
  a "tax qualified plan"*                              701/2**
--------------------------------------------------------------------------------
  a non-tax qualified plan                             841/2
--------------------------------------------------------------------------------

         * as that term is used in "Tax Information," beginning on page 29. ** except for a Roth IRA, which has no age limit.

     We will not issue a contract if the proposed annuitant is older than age
84. We may waive any of these limits, however.

Ways to make premium payments

     Premium payments made by check or money order should be:

 .  drawn on a U.S. bank,

 .  drawn in U.S. dollars, and

 .  made payable to "John Hancock."

     We will not accept credit card checks. Nor will we accept starter or third party checks that fail to meet our administrative requirements. Premium payments after the initial premium payment should be sent to the John Hancock Annuity Servicing Office at the address shown on page 2 of this prospectus. We will also accept premium payments by wire. We will accept your initial premium payment by exchange from another insurance company. You can find information about wire payments under "Premium payments by wire," below. You can find information about other methods of premium payment by contacting your JHVLICO representative or by contacting the John Hancock Annuity Servicing Office.

     Once we have issued your contract and it becomes effective, we credit you with any additional premiums you pay as of the day we receive them at the John Hancock Annuity Servicing Office.

Premium payments by wire

     If you purchase your contract through a broker-dealer firm or financial institution, you may transmit your initial premium payment by wire order. Your wire orders must include information necessary to allocate the premium payment among your selected investment options.

     If your wire order is complete, we will invest the premium payment in your selected investment options as of the day we received the wire order. If the wire order is incomplete, we may hold your initial premium payment for up to 5 business days while attempting to obtain the missing information. If we can't obtain the information within 5 business days, we will immediately return your premium payment, unless you tell us to hold the premium payment for 5 more days pending completion of the application. Nevertheless, until we receive and accept a properly completed and signed application, we will not:

 .  issue a contract;

 .  accept premium payments; or

 .  allow other transactions.

     After we issue your contract, subsequent premium payments may be transmitted by wire through your bank. Information about our bank, our account number, and the ABA routing number may be obtained from the John Hancock Annuity Servicing Office. Banks may charge a fee for wire services.

HOW WILL THE VALUE OF MY INVESTMENT IN THE CONTRACT CHANGE OVER TIME?

     Prior to a contract's date of maturity, the amount you've invested in any variable investment option will increase or decrease based upon the investment experience of the corresponding fund. Except for certain charges we deduct, your investment experience will be the same as if you had invested in the fund directly and reinvested all fund dividends and distributions in additional shares.

     Like a regular mutual fund, each fund deducts investment management fees and other operating expenses. These expenses are shown in the Fee Tables. However, unlike a mutual fund, we will also deduct charges relating to the annuity guarantees and other features provided by the contract. These charges reduce your investment performance and the amount we credit to your contract in any variable investment option. We describe these charges under "What fees and charges will be deducted from my contract?" beginning on page 14.

     The amount you've invested in a guarantee period will earn interest at the rate we have set for that period. The interest rate depends upon the length of the guarantee period you select. In states where approved, we currently make available various guarantee periods with durations of up to five years. As long as you keep your money in a guarantee period until its expiration date, we bear all the investment risk on that money.

     However, if you prematurely transfer, "surrender" or otherwise withdraw money from a guarantee period we will increase or reduce the remaining value in your contract by an amount that approximates the impact that any changes in interest rates would have had on the market value of a debt instrument with terms comparable to that guarantee period. This "market value adjustment" (or "MVA") imposes investment risks on you. We describe how the market value adjustments work in "Calculation of market value adjustment ("MVA")" beginning on page 22.

     At any time before the date of maturity, the total value of your contract equals:

 .  the total amount you invested,

 .  minus all charges we deduct,

 .  minus all withdrawals you have made,

 . plus or minus any positive or negative MVA's that we have made at the time of any premature withdrawals or transfers you have made from a guarantee period,

 . plus or minus each variable investment option's positive or negative investment return that we credit daily to any of your contract's value daily while it is in that option, and

 . plus the interest we credit to any of your contract's value while it is in a guarantee period.

WHAT ANNUITY BENEFITS DOES A CONTRACT PROVIDE?

     If your contract is still in effect on its date of maturity, it enters what is called the annuity period. During the annuity period, we make a series of fixed or variable payments to you as provided under one of our several annuity options. The form in which we will make the annuity payments, and the proportion of such payments that will be on a fixed basis and on a variable basis, depend on the elections that you have in effect on the date of maturity. Therefore, you should exercise care in selecting your date of maturity and your choices that are in effect on that date.

     You should carefully review the discussion under "The annuity period," beginning on page 25, for information about all of these choices you can make.

TO WHAT EXTENT CAN JHVLICO VARY THE TERMS AND CONDITIONS OF THE CONTRACTS?

State law insurance requirements

     Insurance laws and regulations apply to us in every state in which our contracts are sold. As a result, various terms and conditions of your contract may vary from the terms and conditions described in this prospectus, depending upon where you reside. These variations will be reflected in your contract or in endorsements attached to your contract.

Variations in charges or rates

     We may vary the charges, guarantee periods, and other terms of our contracts where special circumstances result in sales or administrative expenses, mortality risks or other risks that are different from those normally associated with the contracts. These include the types of variations discussed under "Certain changes" in the Additional Information section of this prospectus.

WHAT ARE THE TAX CONSEQUENCES OF OWNING A CONTRACT?

     In most cases, no income tax will have to be paid on amounts you earn under a contract until these earnings are paid out. All or part of the following distributions from a contract may constitute a taxable payout of earnings:

 .  partial withdrawal (including systematic withdrawals),

 .  full withdrawal ("surrender"),

 .  payment of any death benefit proceeds, and

 .  periodic payments under one of our annuity payment options.

How much you will be taxed on distribution is based upon complex tax rules and depends on matters such as:

 .  the type of the distribution,

 .  when the distribution is made,

 . the nature of any tax qualified retirement plan for which the contract is being used, if any, and

 .  the circumstances under which the payments are made.

     If your contract is issued in connection with a tax-qualified retirement plan, all or part of your premium payments may be tax-deductible.

     Special 10% tax penalties apply in many cases to the taxable portion of any distributions from a contract before you reach age 59 1/2. Also, most tax-qualified plans require that distributions from a contract commence and/or be completed by a certain period of time. This effectively limits the period of time during which you can continue to derive tax deferral benefits from any tax-deductible premiums you paid or on any earnings under the contract.

     THE FAVORABLE TAX BENEFITS AVAILABLE FOR ANNUITY CONTRACTS ISSUED IN CONNECTION WITH TAX-QUALIFIED PLANS ARE ALSO GENERALLY AVAILABLE FOR OTHER TYPES OF INVESTMENTS OF TAX-QUALIFIED PLANS, SUCH AS INVESTMENTS IN MUTUAL FUNDS, EQUITIES AND DEBT INSTRUMENTS. YOU SHOULD CAREFULLY CONSIDER WHETHER THE EXPENSES UNDER AN ANNUITY CONTRACT ISSUED IN CONNECTION WITH A TAX-QUALIFIED PLAN, AND THE INVESTMENT OPTIONS, DEATH BENEFITS AND LIFETIME ANNUITY INCOME OPTIONS PROVIDED UNDER SUCH AN ANNUITY CONTRACT, ARE SUITABLE FOR YOUR NEEDS AND OBJECTIVES.

HOW CAN I CHANGE MY CONTRACT'S INVESTMENT ALLOCATIONS?

Allocation of premium payments

     When you apply for your contract, you specify the variable investment options or guarantee periods (together, your investment options) in which your premium payments will be allocated. You may change this investment allocation for future premium payments at any time. Any change in allocation will be effective as of receipt of your request at the John Hancock Annuity Servicing Office.

     Currently, you may use a maximum of 18 investment options over the life of your contract. For purposes of this limit, each contribution or transfer of assets into a variable investment option or guarantee period that you are not then using counts as one "use" of an investment option, even if you had used that option at an earlier time. Renewing a guarantee period upon its expiration does not count as a new use, however, if the new guarantee period has the same number of years as the expiring one.

Transferring your assets

     You may transfer all or part of the assets held in one investment option to any other investment option within 30 days prior to the contract's date of maturity, up to the above-mentioned maximum of 18 investment options. During the annuity period, you may make transfers to or from variable investment options that will result in no more than 4 investment options being used at once. You may not make any transfers during the annuity period, however, to or from a fixed investment option.

     To make a transfer, you must tell us how much to transfer, either as a whole number percentage or as a specific dollar amount. A confirmation of each transfer will be sent to you. Without our approval, the maximum amount you may transfer to or from any one variable investment option or guarantee period in any contract year is $1,000,000.

     The contracts are not designed for professional market timing organizations, or other persons or entities that use programmed or frequent transfers among the investment options. As a consequence, we have reserved the right to impose limits on the number and frequency of transfers into and out of variable investment options and guarantee periods. Under our current rules, we impose no charge on transfers (transfers out of a guarantee period may, however, incur a market value adjustment - either positive or negative). However, we do impose the following restrictions into and out of investment options:

 . No more than 12 such transfer requests will be processed in any contract year. In applying this restriction, any transfer request involving the transfer of assets into or out of multiple variable investment options or guarantee periods will still count as only one request.

 . We will monitor your transfer requests to determine whether you have transferred account value into any variable investment option within 28 calendar days after you transferred account value out of that variable investment option (i.e., effected a "round trip"). If we determine that you have effected a round trip, you will be prohibited from effecting any further round trips with respect to any variable investment option for as long as the contract remains in effect.

If we change any of the above rules relating to transfers, we will notify you of the change. Transfers under our dollar-cost averaging program will not be counted toward any limit or restriction on transfers into and out of variable investment options.

Procedure for transferring your assets

     You may request a transfer in writing or, if you have authorized telephone transfers, by telephone or fax. All transfer requests should be directed to the John Hancock Annuity Servicing Office at the address shown on page 2. Your request should include:

 .  your name,

 .  daytime telephone number,

 .  contract number,

 .  the names of the investment options being transferred to and from each, and

 .  the amount of each transfer.

The request becomes effective on the day we receive your request, in proper form, at the John Hancock Annuity Servicing Office.

Telephone and facsimile transactions

     If you complete a special authorization form, you can request transfers among investment options and changes of allocation among investment options simply by telephoning or by faxing us at the John Hancock Annuity Servicing Office. Any fax request should include your name, daytime telephone number, contract number and, in the case of transfers and changes of allocation, the names of the investment options involved. We will honor telephone instructions from anyone who provides the correct identifying information, so there is a risk of loss to you if this service is used by an unauthorized person. However, you will receive written confirmation of all telephone transactions. There is also a risk that you will be unable to place your request If you authorize telephone transactions, you will be liable for any loss, expense or cost arising out of any unauthorized or fraudulent telephone instructions which we reasonably believe to be genuine, unless such loss, expense or cost is the result of our mistake or negligence. We employ procedures which provide safeguards against the execution of unauthorized transactions, and which are reasonably designed to confirm that instructions received by telephone are genuine. These procedures include requiring personal identification, tape recording calls, and providing written confirmation to the owner. If we do not employ reasonable procedures to confirm that instructions communicated by telephone are genuine, we may be liable for any loss due to unauthorized or fraudulent instructions.

     As stated earlier in this prospectus, the contracts are not designed for professional market timing organizations or other persons or entities that use programmed or frequent transfers among investment options. For reasons such as that, we have imposed restrictions on transfers. However, we also reserve the right to change our telephone and facsimile transaction policies or procedures at any time. We also reserve the right to suspend or terminate the privilege altogether with respect to any owners who we feel are abusing the privilege to the detriment of other owners.

Dollar cost averaging program

     You may elect, at no cost, to automatically transfer assets from any variable investment option to one or more other variable investment options on a monthly, quarterly, semiannual, or annual basis. The following conditions apply to the dollar cost averaging program:

 . you may elect the program only if the total value of your contract equals $15,000 or more,

 .  the amount of each transfer must equal at least $250,

 . you may change your dollar cost averaging instructions at any time in writing or, if you have authorized telephone transfers, by telephone,

 .  you may discontinue the program at any time,

 . the program automatically terminates when the variable investment option from which we are taking the transfers has been exhausted,

 .  automatic transfers to or from guarantee periods are not permitted.

We reserve the right to suspend or terminate the program at any time.

WHAT FEES AND CHARGES WILL BE DEDUCTED FROM MY CONTRACT?

Mortality and expense risk charge

     We deduct the Separate Account charge shown in the Fee Tables on a daily basis to compensate us primarily for mortality and expense risks that we assume under the contracts. This charge does not apply to assets you have in our guarantee periods. We take the deduction proportionally from each variable investment option you are then using.

     In return for mortality risk charge, we assume the risk that annuitants as a class will live longer than expected, requiring us to a pay greater number of annuity payments. In return for the expense risk charge, we assume the risk that our expenses relating to the contracts may be higher than we expected when we set the level of the contracts' other fees and charges, or that our revenues from such other sources will be less.

Administrative services charge

     We deduct the Separate Account charge shown in the Fee Tables on a daily basis for administrative and clerical services that the contracts require us to provide. This charge does not apply to assets you have in our guarantee periods. We take the deduction proportionally from each variable investment option you are then using.

Annual contract fee

     Prior to the date of maturity of your contract, we will deduct the annual contract fee shown in the Fee Tables. We deduct this annual contract fee at the beginning of each contract year after the first. We also deduct it if you surrender your contract. We take the deduction proportionally from each variable investment option and each guarantee period you are then using. We reserve the right to increase the annual contract fee to $50.

Premium taxes

     We make deductions for any applicable premium or similar taxes based on the amount of a premium payment. Currently, certain local jurisdictions assess a tax of up to 5% of each premium payment.

     In most cases, we deduct a charge in the amount of the tax from the total value of the contract only at the time of annuitization, death, surrender, or withdrawal. We reserve the right, however, to deduct the charge from each premium payment at the time it is made. We compute the amount of the charge by multiplying the applicable premium tax percentage times the amount you are withdrawing, surrendering, annuitizing or applying to a death benefit.

Withdrawal charge

     If you withdraw some money from your contract prior to the date of maturity ("partial withdrawal") or if you surrender (turn in) your contract, in its entirety, for cash prior to the date of maturity ("total withdrawal" or "surrender"), we may assess a withdrawal charge. Some people refer to this charge as a "contingent deferred withdrawal load." We use this charge to help defray expenses relating to the sales of the contracts, including commissions paid and other distribution costs.

     Here's how we determine the charge: In any contract year, you may withdraw up to 10% of the total value of your contract (computed as of the beginning of the contract year) without the assessment of any withdrawal charge. We refer to this amount as the "free withdrawal amount." However, if the amount you withdraw or surrender totals more than the free withdrawal amount during the contract year, we will assess a withdrawal charge on any amount of the excess that we attribute to premium payments you made within seven years of the date of the withdrawal or surrender.

     The withdrawal charge percentage depends upon the number of years that have elapsed from the date you paid the premium to the date of its withdrawal, as shown in the Fee Tables.

     Solely for purposes of determining the amount of the withdrawal charge, we assume that each withdrawal (together with any associated withdrawal charge) is a withdrawal first from the earliest premium payment, and then from the next earliest premium payment, and so forth until all payments have been exhausted. Once a premium payment has been considered to have been "withdrawn" under these procedures, that premium payment will not enter into any future withdrawal charge calculations. For this purpose, we also consider any amounts that we deduct for the annual contract charge to have been withdrawals of premium payments (which means that no withdrawal charge will ever be paid on those amounts).

     The amount of any withdrawal that exceeds any remaining premium payments that have not already been considered as withdrawn will not be subject to any withdrawal charge. This means that no withdrawal charge will apply to any favorable investment experience that you have earned.

     Here's how we deduct the withdrawal charge: We deduct the withdrawal charge proportionally from each variable investment option and each guarantee period being reduced by the surrender or withdrawal. For example, if 60% of the withdrawal amount comes from a "Growth" variable investment option and 40% from a money market variable investment option, then we will deduct 60% of the withdrawal charge from the "Growth" option and 40% from the money market option. If any such option has insufficient remaining value to cover the charge, we will deduct any shortfall from all of your other investment options, pro-rata based on the value in each. If your contract as a whole has insufficient surrender value to pay the entire charge, we will pay you no more than the surrender value.

     You will find examples of how we compute the withdrawal charge in Appendix B to this prospectus.

     When withdrawal charges don't apply:

     We don't assess a withdrawal charge in the following situations:

 . on amounts applied to an annuity option at the contract's date of maturity or to pay a death benefit;

 . on certain withdrawals if you have elected the nursing home rider that waives the withdrawal charge; and

 . on amounts withdrawn to satisfy the minimum distribution requirements for tax qualified plans. (Amounts above the minimum distribution requirements are subject to any applicable withdrawal charge, however.)

     How an MVA affects the withdrawal charge: If you make a withdrawal from a guarantee period at a time when the related MVA results in an upward adjustment in your remaining value, we will calculate the withdrawal charge as if you had withdrawn that much less. Similarly, if the MVA results in a downward adjustment, we will compute any withdrawal charge as if you had withdrawn that much more.

Other charges

     We deduct the optional benefit rider charges shown in the Fee Tables proportionally from each of your investment options, including the guaranteed periods, based on your value in each.

HOW CAN I WITHDRAW MONEY FROM MY CONTRACT?

Surrenders and partial withdrawals

     Prior to your contract's date of maturity, if the annuitant is living, you may:

 .  surrender your contract for a cash payment of its "surrender value," or

 .  make a partial withdrawal of the surrender value.

     The surrender value of a contract is the total value of a contract, after any market value adjustment, MINUS the annual contract fee and any applicable premium tax and withdrawal charges. We will determine the amount surrendered or withdrawn as of the date we receive your request at the John Hancock Annuity Servicing Office.

     Certain surrenders and withdrawals may result in taxable income to you or other tax consequences as described under "Tax information," beginning on page
29. Among other things, if you make a full surrender or partial withdrawal from your contract before you reach age 59 1/2, an additional federal penalty of 10% generally applies to any taxable portion of the withdrawal.

     We will deduct any partial withdrawal proportionally from each of your investment options based on the value in each, unless you direct otherwise.

     Without our prior approval, you may not make a partial withdrawal:

       .  for an amount less than $100, or

       . if the remaining total value of your contract would be less than $1,000.

If your "free withdrawal value" at any time is less than $100, you must withdraw that amount in full, in a single sum, before you make any other partial withdrawals. We reserve the right to terminate your contract if the value of your contract becomes zero.

     You generally may not make any surrenders or partial withdrawals once we begin making payments under an annuity option.

Nursing home waiver of withdrawal charge

     If your state permits, you may purchase an optional nursing home waiver of withdrawal charge rider when you apply for a contract. Under this rider, we will waive the withdrawal charges on any withdrawals, provided all the following conditions apply:

 . you become confined to a nursing home beginning at least 90 days after we issue your contract.

 . you remain in the nursing home for at least 90 consecutive days and receive skilled nursing care.

 . we receive your request for a withdrawal and adequate proof of confinement no later than 90 days after discharge from the facility.

 .  your confinement is prescribed by a doctor and medically necessary.

You may not purchase this rider if (1) you are older than 75 years at application or (2) in most states, if you were confined to a nursing home within the past two years.

     You should carefully review the tax considerations for optional benefit riders on page 29 before selecting this optional benefit rider. For a more complete description of the terms and conditions of this benefit, you should refer directly to the rider. We will provide you with a copy on request.

Systematic withdrawal plan

     Our optional systematic withdrawal plan enables you to preauthorize periodic withdrawals. If you elect this plan, we will withdraw a percentage or dollar amount from your contract on a monthly, quarterly, semiannual, or annual basis, based upon your instructions. Unless you request otherwise and we agree, we will deduct the requested amount from each applicable investment option in the ratio that the value of each bears to the total value of your contract. Each systematic withdrawal is subject to any withdrawal charge or market value adjustment that would apply to an otherwise comparable non-systematic withdrawal. See "How will the value of my investment in the contract change over time?" beginning on page 10, and "What fees and charges will be deducted from my contract?" beginning on page 14. The same tax consequences also generally will apply.

     The following conditions apply to systematic withdrawal plans:

 . you may elect the plan only if the total value of your contract equals $15,000 or more,

 .  the amount of each systematic withdrawal must equal at least $10,

 . if the amount of each withdrawal drops below $100 or the total value of your contract becomes less that $5,000, we will suspend the plan and notify you,

 .  you may cancel the plan at any time.

We reserve the right to modify the terms or conditions of the plan at any time without prior notice.

WHAT HAPPENS IF THE ANNUITANT DIES BEFORE MY CONTRACT'S DATE OF MATURITY?

Standard death benefit

     If the annuitant dies before your contract's date of maturity, we will pay a standard death benefit, unless you have elected an enhanced death benefit rider.

     The standard death benefit is the greater of:

 . the total value of your contract, adjusted by any then-applicable market value adjustment, or

 . the total amount of premium payments made, minus any partial withdrawals and related withdrawal charges.

     We calculate the death benefit value as of the day we receive, in proper order at the John Hancock Annuity Servicing Office:

 .  proof of the annuitant's death, and

 .  any required instructions as to method of settlement.

     Unless you have elected an optional method of settlement, we will pay the death benefit in a single sum to the beneficiary you chose prior to the annuitant's death. If you have not elected an optional method of settlement, the beneficiary may do so. However, if the death benefit is less than $5,000, we will pay it in a lump sum, regardless of any election. You can find more information about optional methods of settlement under "Annuity options," beginning on page 27.

Enhanced death benefit riders

      "Stepped-up" death benefit rider

     If you are under age 80 when you apply for your contract, you may elect to enhance the standard death benefit by purchasing a stepped-up death benefit rider. Under this rider, if the annuitant dies before the contract's date of maturity, we will pay the beneficiary the greater of:

 . the standard death benefit (described above) or

 . the highest total value of your contract (adjusted by any market value adjustment) as of any anniversary of your contract to date, PLUS any premium payments you have made since that anniversary, MINUS any withdrawals you have taken (and any related withdrawal charges) since that anniversary.

For these purposes, however, we count only those contract anniversaries that occur (1) BEFORE we receive proof of death and any required settlement instructions and (2) BEFORE the annuitant attains age 81.

     You may elect this rider ONLY when you apply for the contract and ONLY if this rider is available in your state. As long as the rider is in effect, you will pay a monthly charge for this benefit as shown in the Fee Tables.

     You should carefully review the tax considerations for optional benefit riders on page 29 before selecting this optional benefit rider. For a more complete description of the terms and conditions of this benefit, you should refer directly to the rider. We will provide you with a copy on request.

      Accidental death benefit rider

     If you are under age 80 when you apply for your contract, you may elect to purchase an accidental death benefit rider. In addition to any other death benefit, this rider provides a benefit upon the accidental death of the annuitant prior to the earlier of:

 . the contract's date of maturity, and

 . the annuitant's 80/th/ birthday.

     Under this rider, the beneficiary will receive an amount equal to the total value of the contract as of the date of the accident, up to a maximum of $200,000. We will pay the benefit after we receive, at the John Hancock Annuity Servicing Office:

 . proof of the annuitant's death, and

 . any required instructions as to method of settlement.

     You may elect this rider ONLY when you apply for the contract. As long as the rider is in effect, you will pay a monthly charge for this benefit as shown in the Fee Tables.

     You should carefully review the tax considerations for optional benefit riders on page 29 before selecting this optional benefit rider. For a complete description of the terms and conditions of this benefit, you should refer directly to the rider. We will provide you with a copy upon request. Not all states allow this benefit.

 WHAT ADDITIONAL GUARANTEE APPLIES TO THE GUARANTEE PERIODS UNDER MY CONTRACT?

     John Hancock Financial Services, Inc. ("JHFS") guarantees JHVLICO's obligations with respect to any guarantee periods you have elected under the contract on the date of this prospectus. JHFS' guarantee will also apply to any new guarantee periods under your contract, unless and until we notify you otherwise. (If we give you such notice, however, the JHFS guarantee would remain in effect for all guarantee periods that had already started, and would be inapplicable only to guarantee periods starting after the date of such notice.) The JHFS guarantee does not relieve JHVLICO of any obligations under your contract - - it is in addition to all of the rights and benefits that the contract provides. There is no charge or cost to you for the JHFS guarantee, nor are there any other disadvantages to you of having this additional guarantee.

     Currently, JHVLICO's financial strength rating from A.M. Best Company, Inc. is A++, the highest, based on the strength its direct parent, John Hancock Life Insurance Company and the capital guarantee that JHFS (John Hancock Life Insurance Company's direct parent) has provided to JHVLICO. Standard & Poor's Corporation and Fitch Ratings have assigned financial strength ratings to JHVLICO of AA, which place JHVLICO in the third highest rating assigned by these rating agencies. Moody's Investors Service, Inc. has assigned JHVLICO a financial strength rating of Aa3, which is its fourth highest rating.

     The additional guarantee saves JHVLICO the considerable expense of being a company required to periodically file Form 10-K and Form 10-Q reports with the Securities and Exchange Commission ("SEC"). JHFS is a publicly reporting company and, as such, it also files Forms 10-K and 10-Q with the SEC. Under the SEC's rules, the JHFS guarantee will eliminate the need for JHVLICO also to file such reports. In addition, as discussed above, the additional guarantee has the advantage of making any amounts you have allocated to a guarantee period even more secure, without cost or other disadvantage to you.

 WHAT ARE THE TERMS OF THE ADDITIONAL GUARANTEE?

     JHFS guarantees your full interest in any guarantee period. This means that, if JHVLICO fails to honor any valid request to surrender, transfer, or withdraw any amount from a guarantee period, or fails to allocate amounts from a guarantee period to an annuity option when it is obligated to do so, JHFS guarantees the full amount that you would have received, or value that you would have been credited with, had JHVLICO fully met its obligations under your contract. If a benefit becomes payable under the contract upon the death of an owner or annuitant, JHFS guarantees the lesser of (a) the amount of your contract value in any guarantee period on the date of death, increased by any upward market value adjustment (but not decreased by any negative market value adjustment) or (b) the total amount that the contract obligates JHVLICO to pay by reason of such death. If JHVLICO fails to make payment when due of any amount that is guaranteed by JHFS, you could directly request JHFS to satisfy JHVLICO's obligation, and JHFS must do so. You would not have to make any other demands on JHVLICO as a precondition to making a claim against JHFS under the guarantee.

                             ADDITIONAL INFORMATION

  CONTENTS OF THIS SECTION                                      STARTING ON PAGE

  Description of JHVLICO. . . . . . . . . . . . . . . . . . . . . . . . .21

  How to find additional information about JHVLICO and JHFS . . . . . . .21

  Who should purchase a contract. . . . . . . . . . . . . . . . . . . . .22

  How we support the variable investment options. . . . . . . . . . . . .22

  Description of charges at the fund level. . . . . . . . . . . . . . . .23

  How we support the guarantee periods. . . . . . . . . . . . . . . . . .23

  How the guarantee periods work. . . . . . . . . . . . . . . . . . . . .23

  The accumulation period . . . . . . . . . . . . . . . . . . . . . . . .24

  The annuity period. . . . . . . . . . . . . . . . . . . . . . . . . . .25

  Variable investment option valuation procedures . . . . . . . . . . . .28

  Distribution requirements following death of owner. . . . . . . . . . .29

  Tax information . . . . . . . . . . . . . . . . . . . . . . . . . . . .30

  Performance information . . . . . . . . . . . . . . . . . . . . . . . .37

  Reports . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .37

  Voting privileges . . . . . . . . . . . . . . . . . . . . . . . . . . .37

  Certain changes . . . . . . . . . . . . . . . . . . . . . . . . . . . .37

  Distribution of contracts . . . . . . . . . . . . . . . . . . . . . . .38

  Experts . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .39

  Registration statement. . . . . . . . . . . . . . . . . . . . . . . . .40

  Condensed financial information . . . . . . . . . . . . . . . . . . . .41

  Appendix A - Details About Our Guarantee Periods. . . . . . . . . . . .43

  Appendix B - Examples of Withdrawal Charge Calculation. . . . . . . . .45

DESCRIPTION OF JHVLICO

     We are JHVLICO, a stock life insurance company chartered in 1979 under Massachusetts law, with its home office at 197 Clarendon Street, Boston, Massachusetts 02117. We are authorized to transact a life insurance and annuity business in all states other than New York and in the District of Columbia.

     We are regulated and supervised by the Massachusetts Commissioner of Insurance, who periodically examines our affairs. We also are subject to the applicable insurance laws and regulations of all jurisdictions in which we are authorized to do business. We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions in which we do business for purposes of determining solvency and compliance with local insurance laws and regulations. The regulation to which we are subject, however, does not provide a guarantee as to such matters.

     We are a wholly-owned subsidiary of John Hancock Life Insurance Company ("John Hancock"), a Massachusetts stock life insurance company. On February 1, 2000, John Hancock Mutual Life Insurance Company (which was chartered in Massachusetts in 1862) converted to a stock company by "demutualizing" and changed its name to John Hancock Life Insurance Company. As part of the demutualization process, John Hancock became a subsidiary of John Hancock Financial Services, Inc., a newly formed publicly-traded corporation. In April 2004, John Hancock Financial Services, Inc. was merged with a subsidiary of Manulife Financial Corporation, a publicly-traded corporation organized under the laws of Canada. The merger was effected pursuant to an Agreement and Plan of Merger dated as of September 28, 2003. As a consequence of the merger, John Hancock's ultimate parent is now Manulife Financial Corporation. John Hancock's home office is at John Hancock Place, Boston, Massachusetts 02117. As of December 31, 2003, John Hancock's assets were approximately $96 billion and it had invested approximately $575 million in JHVLICO in connection with JHVLICO's organization and operation. It is anticipated that John Hancock will from time to time make additional capital contributions to JHVLICO to enable us to meet our reserve requirements and expenses in connection with our business. John Hancock is committed to make additional capital contributions if necessary to ensure that we maintain a positive net worth.

 HOW TO FIND ADDITIONAL INFORMATION ABOUT JHVLICO AND JHFS

     JHFS files numerous documents and reports with the SEC, under a law commonly known as the "Exchange Act." This includes annual reports on Form 10-K, quarterly reports on Form 10-Q, other reports on Form 8-K, and proxy statements. JHVLICO and JHFS also file registration statements and other documents with the SEC, in addition to any that they file under the Exchange Act.

     You may read and copy all of the above documents, reports and registration statements at the SEC's public reference room, 450 Fifth Street, N.W., Washington, D.C. 20549. You may obtain information about how the public reference room works by calling 1-800-SEC-0330. Most of JHVLICO's and JHFS' filings with the SEC are also available to the public at the SEC's "web" site: http://www.sec.gov. Some of the reports and other documents that we file under the Exchange Act are deemed to be part of this prospectus, even though they are not physically included in this prospectus.

     These are the following reports and documents, which we "incorporate by reference" into this prospectus:

 .  Form 10-K of JHFS for the year ended December 31, 2003;

 .  Form 8-K of JHFS filed on February 6, 2004 and on February 24, 2004; and

 . All other documents or reports that JHVLICO or JHFS subsequently files with the SEC pursuant to Sections 13(a), 13(c), 14, or 15(d) of the Exchange Act (Prior to 2003, JHVLICO also filed reports on Forms 10-K and 10-Q. However, as discussed above under "What are the reasons for the additional guarantee?", JHVLICO no longer intends to file such reports.

We will provide to you, free of charge, a copy of any or all of the above documents or reports that are incorporated into this prospectus. To request such copies, please call or write the John Hancock Annuity Servicing Office using the phone number or address shown on page 2 of this prospectus.

WHO SHOULD PURCHASE A CONTRACT?

     We designed these contracts for individuals doing their own retirement planning, including purchases under plans and trusts that do not qualify for special tax treatment under the Internal Revenue Code of 1986 (the "Code"). We also offer the contracts for purchase under:

 . traditional individual retirement annuity plans ("traditional IRAs") satisfying the requirements of Section 408 of the Code;

 . non-deductible IRA plans ("Roth IRAs") satisfying the requirements of
   Section 408A of the Code;

 . SIMPLE IRA plans adopted under Section 408(p) of the Code;

 . Simplified Employee Pension plans ("SEPs") adopted under Section 408(k) of the Code; and

 . annuity purchase plans adopted under Section 403(b) of the Code by public school systems and certain other tax-exempt organizations.

     We do not currently offer the contracts to every type of tax-qualified plan, and we may not offer the contracts for all types of tax-qualified plans in the future. In certain circumstances, we may make the contracts available for purchase under deferred compensation plans maintained by a state or political subdivision or tax exempt organization under Section 457 of the Code or by pension or profit-sharing plans qualified under section 401(a) of the Code. We provide general federal income tax information for contracts purchased in connection with tax qualified retirement plans beginning on page 31.

     When a contract forms part of a tax-qualified plan it becomes subject to special tax law requirements, as well as the terms of the plan documents themselves, if any. Additional requirements may apply to plans that cover a "self-employed individual" or an "owner-employee". Also, in some cases, certain requirements under "ERISA" (the Employee Retirement Income Security Act of 1974) may apply. Requirements from any of these sources may, in effect, take precedence over (and in that sense modify) the rights and privileges that an owner otherwise would have under a contract. Some such requirements may also apply to certain retirement plans that are not tax-qualified.

     We may include certain requirements from the above sources in endorsements or riders to the affected contracts. In other cases, we do not. In no event, however, do we undertake to assure a contract's compliance with all plan, tax law, and ERISA requirements applicable to a tax-qualified or non tax-qualified retirement plan. Therefore, if you use or plan to use a contract in connection with such a plan, you must consult with competent legal and tax advisers to ensure that you know of (and comply with) all such requirements that apply in your circumstances.

     To accommodate "employer-related" pension and profit-sharing plans, we provide "unisex" purchase rates. That means the annuity purchase rates are the same for males and females. Any questions you have as to whether you are participating in an "employer-related" pension or profit-sharing plan should be directed to your employer. Any question you or your employer have about unisex rates may be directed to the John Hancock Annuity Servicing Office.

 HOW WE SUPPORT THE VARIABLE INVESTMENT OPTIONS

     We hold the fund shares that support our variable investment options in John Hancock Variable Annuity Account JF (the "Account"), a separate account established by JHVLICO under Massachusetts law. The Account is registered as a unit investment trust under the Investment Company Act of 1940 ("1940 Act").

     The Account's assets, including each Series Fund's shares, belong to JHVLICO. Each contract provides that amounts we hold in the Account pursuant to the policies cannot be reached by any other persons who may have claims against us.

     All of JHVLICO's general assets also support JHVLICO's obligations under the contracts, as well as all of its other obligations and liabilities. These general assets consist of all JHVLICO's assets that are not held in the Account (or in another separate account) under variable annuity or variable life insurance contracts that give their owners a preferred claim on those assets.

DESCRIPTION OF CHARGES AT THE FUND LEVEL

     The funds must pay investment management fees and other operating expenses. These fees and expenses, as shown in the fund expense table in the Fee Tables, are different for each fund and reduce the investment return of each fund. Therefore, they also indirectly reduce the return you will earn on any variable investment options you select.

     The figures for the funds shown in the fund expense table are based on historical fund expenses, as a percentage (rounded to two decimal places) of each fund's average daily net assets for 2003, except as indicated in the footnotes appearing at the end of the table. Expenses of the funds are not fixed or specified under the terms of the contract, and those expenses may vary from year to year.

 HOW WE SUPPORT THE GUARANTEE PERIODS

     All of JHVLICO's general assets (discussed above) support its obligations under the guarantee periods (as well as all of its other obligations and liabilities). To hold the assets that support primarily the guarantee periods, we have established a "non-unitized" separate account. With a non-unitized separate account, you have no interest in or preferential claim on any of the assets held in the account. The investments we purchase with amounts you allocated to the guarantee periods belong to us; any favorable investment performance on the assets allocated to the guarantee periods belongs to us. Instead, you earn interest at the guaranteed interest rate you selected, provided that you don't surrender, transfer, or withdraw your assets prior to the end of your selected guarantee period.

 HOW THE GUARANTEE PERIODS WORK

     Amounts you allocate to the guarantee periods earn interest at a guaranteed rate commencing with the date of allocation. At the expiration of the guarantee period, we will automatically transfer its accumulated value to a money market variable investment option under your contract, unless you elect to:

 .  withdraw all or a portion of any such amount from the contract,

 . allocate all or a portion of such amount to a new guarantee period or periods of the same or different duration as the expiring guarantee period, or

 . allocate all or a portion of such amount to one or more of the variable investment options.

     You must notify us of any such election, by mailing a request to us at the John Hancock Annuity Servicing Office at least 30 days prior to the end of the expiring guarantee period. We will notify you of the end of the guarantee period at least 30 days prior its expiration. The first day of the new guarantee period or other reallocation will begin the day after the end of the expiring guarantee period.

     We currently make available guarantee periods with durations up to five years. You may not select a guarantee period if it extends beyond your contract's date of maturity. We reserve the right to add or delete guarantee periods from those that are available at any time for new allocations.

Guaranteed interest rates

     Each guarantee period has its own guaranteed rate. We may, at our discretion, change the guaranteed rate for future guarantee periods. These changes will not affect the guaranteed rates being paid on guarantee periods that have already commenced. Each time you allocate or transfer money to a guarantee period, a new guarantee period, with a new interest rate, begins to run with respect to that amount. The amount allocated or transferred earns a guaranteed rate that will continue unchanged until the end of that period. We will not make available any guarantee period offering a guaranteed rate below 3%.

       ------------------------------------------------------------------
         We make the final determination of guaranteed rates to be declared. We cannot predict or assure the level of any future guaranteed rates or the availability of any future guaranteed periods.
       ------------------------------------------------------------------

     You may obtain information concerning the guaranteed rates applicable to the various guarantee periods, and the durations of the guarantee periods offered at any time by calling the John Hancock Annuity Servicing Office at the telephone number on page 2.

Calculation of market value adjustment ("MVA")

     If you withdraw, surrender, transfer, or otherwise remove money from a guarantee period prior to its expiration date, we will apply a market value adjustment.

     A market value adjustment also generally applies to:

 .  death benefits pursuant to your contract,

 .  amounts you apply to an annuity option, and

 .  amounts paid in a single sum in lieu of an annuity.

     The market value adjustment increases or decreases your remaining value in the guarantee period. If the value in that guarantee period is insufficient to pay any negative MVA, we will deduct any excess from the value in your other investment options pro-rata based on the value in each. If there is insufficient value in your other investment options, we will in no event pay out more than the surrender value of the contract.

     Here is how the MVA works:

      --------------------------------------------------------------------
        We compare:

        . the guaranteed rate of the guarantee period from which the assets are being taken WITH

        . the guaranteed rate we are currently offering for guarantee periods of the same duration as remains in the guarantee period from which the assets are being taken.

        If the first rate exceeds the second by more than 1/2 %, the market value adjustment produces an increase in your contract's value.

       If the first rate does not exceed the second by at least 1/2 %, the market value adjustment produces a decrease in your contract's value.
      --------------------------------------------------------------------

     For this purpose, we consider that the amount withdrawn from the guarantee period includes the amount of any negative MVA and is reduced by the amount of any positive MVA.

The mathematical formula and sample calculations for the market value adjustment appear in Appendix A.

 THE ACCUMULATION PERIOD

Your value in our variable investment options

     Each premium payment or transfer that you allocate to a variable investment option purchases accumulation units of that variable investment option. Similarly, each withdrawal or transfer that you take from a variable investment option (as well as certain charges that may be allocated to that option) result in a cancellation of such accumulation units.

Valuation of accumulation units

     To determine the number of accumulation units that a specific transaction will purchase or cancel, we use the following formula:

               -------------------------------------------------
                dollar amount of transaction
                                   DIVIDED BY
                value of one accumulation unit for the
                applicable variable investment option at the
                time of such transaction
               -------------------------------------------------

     The value of each accumulation unit will change daily depending upon the investment performance of the fund that corresponds to that variable investment option and certain charges we deduct from such investment option. (See below under "Variable investment option valuation procedures.")

     Therefore, at any time prior to the date of maturity, the total value of your contract in a variable investment option can be computed according to the following formula:

                  --------------------------------------------
                     number of accumulation units in the
                     variable investment options
                                        TIMES
                     value of one accumulation unit for the
                     applicable variable investment option at
                     that time
                  --------------------------------------------

Your value in the guarantee periods

     On any date, the total value of your contract in a guarantee period equals:

 . the amount of premium payments or transferred amounts allocated to the guarantee period, MINUS

 . the amount of any withdrawals or transfers paid out of the guarantee period, MINUS

 . the amount of any negative market value adjustments resulting from such withdrawals or transfers, PLUS

 . the amount of any positive market value adjustments resulting from such withdrawals and transfers, MINUS

 .  the amount of any charges and fees deducted from that guarantee period, PLUS

 . interest compounded daily on any amounts in the guarantee period from time to time at the effective annual rate of interest we have declared for that guarantee period.

 THE ANNUITY PERIOD

Date of maturity

     Your contract specifies the date of maturity, when payments from one of our annuity options are scheduled to begin. You initially choose a date of maturity when you complete your application for a contract. Unless we otherwise permit, the date of maturity must be:

 . at least 6 months after the date the first premium payment is applied to your contract, and

 .  no later than the maximum age specified in your contract (normally age 95).

     Subject always to these requirements, you may subsequently select an earlier date of maturity. The John Hancock Annuity Servicing Office must receive your new selection at least 31 days prior to the new date of maturity, however. Also, if you are selecting or changing your date of maturity for a contract issued under a tax qualified plan, special limits apply. (See "Contracts purchased for a tax-qualified plan," beginning on page 31.)

Choosing fixed or variable annuity payments

     During the annuity period, the total value of your contract must be allocated to no more than four investment options. During the annuity period, we do not offer the guarantee periods. Instead, we offer annuity payments on a fixed basis as one investment option, and annuity payments on a variable basis for EACH variable investment option.

     We will generally apply (1) amounts allocated to the guarantee periods as of the date of maturity to provide annuity payments on a fixed basis and (2) amounts allocated to variable investment options to provide annuity payments on a variable basis. If you are using more than four investment options on the date of maturity, we will divide your contract's value among the four investment options with the largest values (directing all guarantee periods as a single option), pro-rata based on the amount of the total value of your contract that you have in each.

     We will make a market value adjustment to any remaining guarantee period amounts on the date of maturity, before we apply such amounts to an annuity payment option.

     Once annuity payments commence, you may not make transfers from fixed to variable or from variable to fixed.

Selecting an annuity option

     Each contract provides, at the time of its issuance, for annuity payments to commence on the date of maturity pursuant to Option A: "life annuity with 10 years guaranteed" (discussed under "Annuity options" on page 28).

     Prior to the date of maturity, you may select a different annuity option. However, if the total value of your contract on the date of maturity is not at least $5,000, Option A: "life annuity with 10 years guaranteed" will apply, regardless of any other election that you have made. You may not change the form of annuity option once payments commence.

     If the initial monthly payment under an annuity option would be less than $50, we may make a single sum payment equal to the total surrender value of your contract on the date the initial payment would be payable. Such single payment would replace all other benefits.

     Subject to that $50 minimum limitation, your beneficiary may elect an annuity option if:

 .  you have not made an election prior to the annuitant's death;

 . the beneficiary is entitled to payment of a death benefit of at least $5,000 in a single sum; and

 . the beneficiary notifies us of the election prior to the date the proceeds become payable.

Variable monthly annuity payments

     We determine the amount of the first variable monthly payment under any variable investment option by using the applicable annuity purchase rate for the annuity option under which the payment will be made. The contract sets forth these annuity purchase rates. In most cases they vary by the age and gender of the annuitant or other payee.

     The amount of each subsequent variable annuity payment under that variable investment option depends upon the investment performance of that variable investment option.

     Here's how it works:

 . we calculate the actual net investment return of the variable investment option (after deducting all charges) during the period between the dates for determining the current and immediately previous monthly payments.

 . if that actual net investment return exceeds the "assumed investment rate" (explained below), the current monthly payment will be larger than the previous one.

 . if the actual net investment return is less than the assumed investment rate, the current monthly payment will be smaller than the previous one.

   Assumed investment rate

     The assumed investment rate for any variable portion of your annuity payments will be 3 1/2 % per year, except as follows.

     You may elect an assumed investment rate of 5% or 6%, provided such a rate is available in your state. If you elect a higher assumed investment rate, your initial variable annuity payment will also be higher. Eventually, however, the monthly variable annuity payments may be smaller than if you had elected a lower assumed investment rate.

Fixed monthly annuity payments

     The dollar amount of each fixed monthly annuity payment is specified during the entire period of annuity payments, according to the provisions of the annuity option selected. To determine such dollar amount we first, in accordance with the procedures described above, calculate the amount to be applied to the fixed annuity option as of the date of maturity. We then subtract any applicable premium tax charge and divide the difference by $1,000. We then multiply the result by the greater of:

 . the applicable fixed annuity purchase rate shown in the appropriate table in the contract; or

 . the rate we currently offer at the time of annuitization. (This current rate may be based on the sex of the annuitant, unless prohibited by law.)

Annuity options

     Here are some of the annuity options that are available, subject to the terms and conditions described above. We reserve the right to make available optional methods of payment in addition to those annuity options listed here and in your contract.

     OPTION A: LIFE ANNUITY WITH PAYMENTS FOR A GUARANTEED PERIOD - We will make monthly payments for a guaranteed period of 5, 10, or 20 years, as selected by you or your beneficiary, and after such period for as long as the payee lives. If the payee dies prior to the end of such guaranteed period, we will continue payments for the remainder of the guarantee period to a contingent payee, subject to the terms of any supplemental agreement issued.

     Federal income tax requirements currently applicable to contracts used with H.R. 10 plans and individual retirement annuities provide that the period of years guaranteed under Option A cannot be any greater than the joint life expectancies of the payee and his or her designated beneficiary.

     OPTION B: LIFE ANNUITY WITHOUT FURTHER PAYMENT ON DEATH OF PAYEE - We will make monthly payments to the payee as long as he or she lives. We guarantee no minimum number of payments.

     OPTION C: JOINT AND LAST SURVIVOR - We will provide payments monthly, quarterly, semiannually, or annually, for the payee's life and the life of the payee's spouse/joint payee. Upon the death of one payee, we will continue payments to the surviving payee. All payments stop at the death of the surviving payee.

     OPTION D: JOINT AND 1/2 SURVIVOR; OR JOINT AND 2/3 SURVIVOR - We will provide payments monthly, quarterly, semiannually, and annually for the payee's life and the life of the payee's spouse/joint payee. Upon the death of one payee, we will continue payments (reduced to 1/2 or 2/3 the full payment amount) to the surviving payee. All payments stop at the death of the surviving payee.

     OPTION E: LIFE INCOME WITH CASH REFUND - We will provide payments monthly, quarterly, semiannually, or annually for the payee's life. Upon the payee's death, we will provide a contingent payee with a lump-sum payment, if the total payments to the payee were less than the accumulated value at the time of annuitization. The lump-sum payment, if any, will be for the balance.

     OPTION F: INCOME FOR A FIXED PERIOD - We will provide payments monthly, quarterly, semiannually, or annually for a pre-determined period of time to a maximum of 30 years. If the payee dies before the end of the fixed period, payments will continue to a contingent payee until the end of the period.

     OPTION G: INCOME OF A SPECIFIC AMOUNT - We will provide payments for a specific amount. Payments will stop only when the amount applied and earnings have been completely paid out. If the payee dies before receiving all the payments, we will continue payments to a contingent payee until the end of the contract.

     With Options A, B, C, and D, we offer both fixed and/or variable annuity payments. With Options E, F, and G, we offer only fixed annuity payments. Payments under Options F and G must continue for 10 years, unless your contract has been in force for 5 years or more.

     If the payee is more than 85 years old on the date of maturity, the following two options are not available:

 .  Option A: "life annuity with 5 years guaranteed" and

 .  Option B: "life annuity without further payment on the death of payee."

 VARIABLE INVESTMENT OPTION VALUATION PROCEDURES

     We compute the net investment return and accumulation unit values for each variable investment option as of the end of each business day. A business day is any date on which the New York Stock Exchange is open for regular trading. Each business day ends at the close of regular trading for the day on that exchange. Usually this is 4:00 p.m., Eastern time. On any date other than a business day, the accumulation unit value or annuity unit value will be the same as the value at the close of the next following business day.

 DISTRIBUTION REQUIREMENTS FOLLOWING DEATH OF OWNER

     If you did not purchase your contract under a tax qualified plan (as that term is used below), the Code requires that the following distribution provisions apply if you die. We summarize these provisions in the following box. In most cases, these provisions do not cause a problem if you are also the annuitant under your policy. If you have designated someone other than yourself as the annuitant, however, your heirs will have less discretion than you would have had in determining when and how the contract's value would be paid out.

-------------------------------------------------------------------------------
 IF YOU DIE BEFORE ANNUITY PAYMENTS HAVE BEGUN:

 . if the contract's designated beneficiary is your surviving spouse, your spouse may continue the contract in force as the owner.

 . if the beneficiary is not your surviving spouse OR if the beneficiary is your surviving spouse but chooses not to continue the contract, the "entire interest" (as discussed below) in the contract on the date of your death must be:

   (1) paid out in full within five years of your death or

   (2) applied in full towards the purchase of a life annuity on the beneficiary with payments commencing within one year of your death.

   If you are the last surviving annuitant, as well as the owner, the entire interest in the contract on the date of your death equals the death benefit that then becomes payable. If you are the owner but not the last surviving annuitant, the entire interest equals:

 . the surrender value if paid out in full within five years of your death, or

 . the total value of your contract applied in full towards the purchase of a life annuity on the beneficiary with payments commencing within one year of your death.

 IF YOU DIE ON OR AFTER ANNUITY PAYMENTS HAVE BEGUN:

 . any remaining amount that we owe must be paid out at least as rapidly as under the method of making annuity payments that is then in use.
-------------------------------------------------------------------------------

     The Code imposes very similar distribution requirements on contracts used to fund tax qualified plans. We provide the required provisions for tax qualified plans in separate disclosures and endorsements.

     Notice of the death of an owner or annuitant should be furnished promptly to the John Hancock Annuity Servicing Office.

TAX INFORMATION


Our income taxes

     We are taxed as a life insurance company under the Internal Revenue Code (the "Code"). The Account is taxed as part of our operations and is not taxed separately.

     The contracts permit us to deduct a charge for any taxes we incur that are attributable to the operation or existence of the contracts or the Account. Currently, we do not anticipate making a charge of such taxes. If the level of the current taxes increases, however, or is expected to increase in the future, we reserve the right to make a charge in the future.

Special Considerations for Optional Benefit Riders

   If you have elected the optional stepped-up death benefit rider or accidental death benefit rider, it is our understanding that the charges relating to these riders are not subject to current taxation. The Internal Revenue Service ("IRS") might take the position, however, that each charge associated with the rider is deemed a partial withdrawal from the contract subject to current income tax to the extent of any gains and, if applicable, the 10% penalty tax for premature distributions from annuities. We understand that you are not prevented from adding any of our optional death benefit riders to your contract if it is issued as an IRA. However, the law is unclear because IRAs generally may not invest in "life insurance contracts." Therefore, it is possible that a Contract may be disqualified as an IRA if it has an optional death benefit rider added to it. If so, you may be subject to increased taxes.

   At present, the IRS has not provided guidance as to the tax effect of adding an optional nursing home waiver of withdrawal charge rider to an annuity contract. The IRS might take the position that each charge associated with these riders is deemed a withdrawal from the contract subject to current income tax to the extent of any gains and, if applicable, the 10% penalty tax for premature withdrawals.

   We do not currently report rider charges as partial withdrawals, but we may do so in the future if we believe that the IRS would require us to report them as such. You should consult a competent tax adviser before electing any of these optional benefit riders.

Contracts not purchased to fund a tax qualified plan

 Undistributed gains

     We believe the contracts will be considered annuity contracts under Section 72 of the Code. This means that, ordinarily, you pay no federal income tax on any gains in your contract until we actually distribute assets to you.

     However, a contract owned other than by a natural person (e.g., corporations, partnerships, limited liability companies and other such entities) does not generally qualify as an annuity for tax purposes. Any increase in value therefore would constitute ordinary taxable income to such an owner in the year earned.

 Annuity payments

     When we make payments under a contract in the form of an annuity, each payment will result in taxable ordinary income to you, to the extent that each such payment exceeds an allocable portion of your "investment in the contract" (as defined in the Code). In general, your "investment in the contract" equals the aggregate amount of premium payments you have made over the life of the contract, reduced by any amounts previously distributed from the contract that were not subject to tax.

     The Code prescribes the allocable portion of each such annuity payment to be excluded from income according to one formula if the payments are variable and a somewhat different formula if the payments are fixed. In each case, speaking generally, the formula seeks to allocate an appropriate amount of the investment in the contract to each payment. After the entire "investment in the contract" has been distributed, any remaining payment is fully taxable.

 Surrenders, withdrawals and death benefits

     When we make a single sum payment from a contract, you have ordinary taxable income, to the extent the payment exceeds your "investment in the contract" (discussed above). Such a single sum payment can occur, for example, if you surrender your contract before the date of maturity or if no annuity payment option is selected for a death benefit payment.

     When you take a partial withdrawal from a contract before the date of maturity, including a payment under a systematic withdrawal plan, all or part of the payment may constitute taxable ordinary income to you. If, on the date of withdrawal, the total value of your contract exceeds the investment in the contract, the excess will be considered "gain" and the withdrawal will be taxable as ordinary income up to the amount of such "gain". Taxable withdrawals may also be subject to the special penalty tax for premature withdrawals as explained below. When only the investment in the contract remains, any subsequent withdrawal made before the date of maturity will be a tax-free return of investment. If you assign or pledge any part of your contract's value, the value so pledged or assigned is taxed the same way as if it were a partial withdrawal.

     For purposes of determining the amount of taxable income resulting from a single sum payment or a partial withdrawal, all annuity contracts issued by us or our affiliates to the owner within the same calendar year will be treated as if we issued a single contract.

     All or part of any death benefit proceeds may constitute a taxable payout of earnings. A death benefit payment generally results in taxable ordinary income to the extent such payment exceeds your "investment in the contract."

     Under the Code, an annuity must provide for certain required distributions. For example, if the owner dies on or after the maturity date, and before the entire annuity value has been paid, the remaining value must be distributed at least as rapidly as under the method of distribution being used at the date of the owner's death. We discuss other distribution requirements in the preceding section entitled "Distribution requirements following death of owner."

 Penalty for premature withdrawals

     The taxable portion of any withdrawal, single sum payment and certain death benefit payment may also trigger an additional 10% penalty tax. The penalty tax does not apply to payments made to you after age 59 1/2, or on account of your death or disability. Nor will it apply to withdrawals in substantially equal periodic payments over the life of the payee (or over the joint lives of the payee and the payee's beneficiary).

 Puerto Rico annuity contracts not purchased to fund a tax qualified plan

     Under the Puerto Rico tax laws, distributions from a contract not purchased to fund a tax qualified plan ("Non-Qualified Contract") before annuitization are treated as non-taxable return of principal until the principal is fully recovered. Thereafter, all distributions are fully taxable. Distributions after annuitization are treated as part taxable income and part non-taxable return of principal. The amount excluded from gross income after annuitization is equal to the amount of the distribution in excess of 3% of the total purchase payments paid, until an amount equal to the total purchase payments paid has been excluded. Thereafter, the entire distribution from a Non-Qualified Contract is included in gross income. Puerto Rico does not currently

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

impose an early withdrawal penalty tax. Generally, Puerto Rico does not require income tax to be withheld from distributions of income.

Diversification requirements

     Each of the funds of the Series Fund intends to qualify as a regulated investment company under Subchapter M of the Code and meet the investment diversification tests of Section 817(h) of the Code and the underlying regulations. Failure to do so could result in current taxation to you on gains in your contract for the year in which such failure occurred and thereafter.

     The Treasury Department or the Internal Revenue Service may, at some future time, issue a ruling or regulation presenting situations in which it will deem contract owners to exercise "investor control" over the fund shares that are attributable to their contracts. The Treasury Department has said informally that this could limit the number or frequency of transfers among variable investment options. This could cause you to be taxed as if you were the direct owner of your allocable portion of fund shares. We reserve the right to amend the contracts or the choice of investment options to avoid, if possible, current taxation to the owners.

Contracts purchased for a tax qualified plan

     We have no responsibility for determining whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular employee is eligible for inclusion under a plan. In general, the Code imposes limitations on the amount of annual compensation that can be contributed into a tax-qualified plan, and contains rules to limit the amount you can contribute to all of your tax-qualified plans. Trustees and administrators of tax qualified plans may, however, generally invest and reinvest existing plan assets without regard to such Code imposed limitations on contributions. Certain distributions from tax qualified plans may be transferred directly to another plan, unless funds are added from other sources, without regard to such limitations.

     The Code generally requires tax-qualified plans (other than Roth IRAs) to begin making annual distributions of at least a minimum amount each year after a specified point. For example, minimum distributions to an employee under an employer's pension and profit sharing plan qualified under Section 401(a) of the Code must begin no later than April 1 of the year following the year in which the employee reaches age 70 1/2 or, if later, retires. On the other hand, distributions from a traditional IRA, SIMPLE IRA or SEP IRA must begin no later than April 1 of the year following the year in which the contract owner attains age 70 1/2. The minimum amount of a distribution and the time when distributions start will vary by plan.

 Tax-free rollovers

     For tax years beginning in 2002, if permitted under your plans, you may make a tax-free rollover from:

 .  a traditional IRA to another traditional IRA,

 . a traditional IRA to another tax-qualified plan, including a Section 403(b) plan

 . any tax-qualified plan (other than a Section 457 deferred compensation plan maintained by a tax-exempt organization) to a traditional IRA,

 . any tax-qualified plan (other than a Section 457 deferred compensation plan maintained by a tax exempt organization) to another tax-qualified plan, including a roll-over of amounts from your prior plan derived from your "after-tax" contributions from "involuntary" distributions,

 . a Section 457 deferred compensation plan maintained by a tax-exempt organization to another Section 457 deferred compensation plan maintained by a tax-exempt organization and

 . a traditional IRA to a Roth IRA, subject to special restrictions discussed below.

     In addition, if your spouse survives you, he or she is permitted to rollover your tax-qualified retirement account to another tax-qualified retirement account in which your surviving spouse participates, to the extent permitted by your surviving spouse' plan.

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

 Traditional IRAs

     Annual contribution limit. A traditional individual retirement annuity (as defined in Section 408 of the Code) generally permits an eligible purchaser to make annual contributions which cannot exceed the lesser of:

 .  100% of compensation includable in your gross income, or

 . the IRA annual limit for that tax year. For tax years beginning in 2002, 2003 and 2004, the annual limit is $3,000 per year. For tax years beginning in 2005, 2006 and 2007, the annual limit is $4,000 per year and, for the tax year beginning in 2008, the annual limit is $5,000. After that, the annual limit is indexed for inflation in $500 increments as provided in the Code.

     Catch-Up Contributions. An IRA holder age 50 or older may increase contributions from compensation to an IRA by an amount up to $500 a year for tax years beginning in 2002, 2003, 2004 and 2005, and by an amount up to $1,000 for the tax year beginning in 2006.

     Spousal IRA. You may also purchase an IRA contract for the benefit of your spouse (regardless of whether your spouse has a paying job). You can generally contribute up to the annual limit for each of you and your spouse (or, if less, your combined compensation).

     Deductibility of contributions. You may be entitled to a full deduction, a partial deduction or no deduction for your traditional IRA contribution on your federal income tax return.

     The amount of your deduction is based on the following factors:

 . whether you or your spouse is an active participant in an employer sponsored retirement plan,

 .  your federal income tax filing status, and

 .  your "Modified Adjusted Gross Income."

     Your traditional IRA deduction is subject to phase out limits, based on your Modified Adjusted Gross Income, which are applicable according to your filing status and whether you or your spouse are active participants in an employer sponsored retirement plan. You can still contribute to a traditional IRA even if your contributions are not deductible.

     Distributions. In general, all amounts paid out from a traditional IRA contract (in the form of an annuity, a single sum, death benefits or partial withdrawal), are taxable to the payee as ordinary income. As in the case of a contract not purchased under a tax-qualified plan, you may incur additional adverse tax consequences if you make a surrender or withdrawal before you reach age 59 1/2 (unless certain exceptions apply as specified in Code section 72(t)). If you have made any non-deductible contributions to an IRA contract, all or part of any withdrawal or surrender proceeds, single sum death benefit or annuity payment, may be excluded from your taxable income when you receive the proceeds.

     The tax law requires that annuity payments under a traditional IRA contract begin no later than April 1 of the year following the year in which the owner attains age 70 1/2.

 Roth IRAs

     Annual contribution limit. A Roth IRA is a type of non-deductible IRA. In general, you may make purchase payments of up to the IRA annual limit ($3,000 per year for tax years beginning in 2002, 2003 and 2004; $4,000 per year for tax years beginning in 2005, 2006 and 2007, and $5,000 for the tax year beginning in
2008). After that, the annual limit is indexed for inflation in $500 increments as provided in the Code.

     The IRA annual limit for contributions to a Roth IRA phases out (i.e., is reduced) for single taxpayers with adjusted gross incomes between $95,000 and $110,000, for married taxpayers filing jointly with adjusted gross incomes between $150,000 and $160,000, and for a married taxpayer filing separately with adjusted gross income between $0 and $10,000.

     Catch-Up Contributions. A Roth IRA holder age 50 or older may increase contributions from compensation to an IRA by an amount up to $500 a year for tax years beginning in 2002, 2003, 2004 and 2005, and by an amount up to $1,000 for the tax year beginning in 2006.

     Spousal IRA. You may also purchase a Roth IRA contract for the benefit of your spouse (regardless of whether your spouse has a paying job). You can generally contribute up to the annual limit for each of you and your spouse (or, if less, your combined compensation), subject to the phase-out rules discussed above.

     Distributions. If you hold your Roth IRA for at least five years the payee will not owe any federal income taxes or early withdrawal penalties on amounts paid out from the contract:

 .  after you reach age 59 1/2,

 .  on your death or disability, or

 . to qualified first-time home buyers (not to exceed a lifetime limitation of $10,000) as specified in the Code.

     The Code treats payments you receive from Roth IRAs that do not qualify for the above tax free treatment first as a tax-free return of the contributions you made. However, any amount of such non-qualifying payments or distributions that exceed the amount of your contributions is taxable to you as ordinary income and possibly subject to the 10% penalty tax (unless certain exceptions apply as specified in Code section 72(t).

     Conversion to a Roth IRA. You can convert a traditional IRA to a Roth IRA, unless

 .  you have adjusted gross income over $100,000, or

 .  you are a married taxpayer filing a separate return.

The Roth IRA annual contribution limit does not apply to converted amounts.

     You must, however, pay tax on any portion of the converted amount that would have been taxed if you had not converted to a Roth IRA. No similar limitations apply to rollovers from one Roth IRA to another Roth IRA.

 SIMPLE IRA plans

     In general, a small business employer may establish a SIMPLE IRA retirement plan if the employer employed 100 or fewer employees earning at least $5,000 during the preceding year. As an eligible employee of the business, you may make pre-tax contributions to the SIMPLE IRA plan. You may specify the percentage of compensation that you want to contribute under a qualified salary reduction arrangement, provided the amount does not exceed the SIMPLE IRA annual contribution limit. The SIMPLE IRA annual limit is $7,000 for tax years beginning in 2002, $8,000 for 2003, $9,000 for 2004, and $10,000 for 2005. After
that, the annual limit is indexed for inflation in $500 increments as provided in the Code. Your employer must elect to make a matching contribution of up to 3% of your compensation or a non-elective contribution equal to 2% of your compensation.

     Catch-Up Contributions. A SIMPLE IRA holder age 50 or older may increase contributions of compensation by an amount up to $500 for tax years beginning in 2002, $1,000 for 2003, $1,500 for 2004, $2,000 for 2005 and $2,500 for 2006.
After that, for tax years beginning in 2007, the SIMPLE IRA catch-up contribution limit is indexed annually for inflation in $500 increments as provided in the Code.

     Distributions. The requirements for minimum distributions from a SIMPLE IRA retirement plan, and rules on taxation of distributions from a SIMPLE retirement plan, are generally the same as those discussed above for distributions from a traditional IRA.

 Simplified Employee Pension plans (SEPs)

     SEPs are employer sponsored plans that may accept an expanded rate of contributions from one or more employers. Employer contributions are flexible, subject to certain limits under the Code, and are made entirely by the business owner directly to a SEP-IRA owned by the employee. Contributions are tax-deductible by the business owner and are not includable in income by employees until withdrawn. The maximum deductible amount that may be contributed to a SEP is 25% of compensation, up to the SEP compensation limit specified in the Code for the year ($200,000 for the year 2002) with a cap of $40,000.

     Distributions. The requirements for minimum distributions from a SEP-IRA, and rules on taxation of distributions from a SEP-IRA, are generally the same as those discussed above for distributions from a traditional IRA.

 Section 403(b) plans

     Under these tax-sheltered annuity arrangements, public school systems and certain tax-exempt organizations can make premium payments into "403(b) contracts" owned by their employees that are not taxable currently to the employee.

     Annual Contribution Limit. In general, the amount of the non-taxable contributions made for a 403(b) contract each year may not, together with all other deferrals the employee elects under other tax-qualified plans, exceed an annual "elective deferral limit" (see "Elective Deferral Limits," below). The annual contribution limit is subject to certain other limits described in
Section 415 of the Code and the regulations thereunder. Special rules apply for certain organizations that permit participants to increase their elective deferrals.

     Catch-Up Contributions. A Section 403(b) plan participant age 50 or older may increase contributions to a 403(b) plan by an amount that, together with all other catch-up contributions made to other tax-qualified plans, does not exceed an annual "elective catch-up limit." (See "Elective Catch-Up Limits," below.)

     Distributions. When we make payments from a 403(b) contract on surrender of the contract, partial withdrawal, death of the annuitant, or commencement of an annuity option, the payee ordinarily must treat the entire payment as ordinary taxable income. Moreover, the Code prohibits distributions from a 403(b) contract before the employee reaches age 59 1/2, except:

 . on the employee's separation from service, death, or disability,

 . with respect to distributions of assets held under a 403(b) contract as of December 31, 1988, and

 . transfers and exchanges to other products that qualify under Section
   403(b).

     Minimum distributions under a 403(b) contract must begin no later than April 1 of the year following the year in which the employee reaches age 70 1/2 or, if later, retires.

 Pension and profit sharing plans qualified under Section 401(a)

     In general, an employer may deduct from its taxable income premium payments it makes under a qualified pension or profit-sharing plan described in Section 401(a) of the Code. Employees participating in the plan generally do not have to pay tax on such contributions when made. Special requirements apply if a 401(a) plan covers an employee classified under the Code as a "self-employed individual" or as an "owner-employee."

     Annuity payments (or other payments, such as upon withdrawal, death or surrender) generally constitute taxable income to the payee; and the payee must pay income tax on the amount by which a payment exceeds its allocable share of the employee's "investment in the contract" (as defined in the Code), if any. In general, an employee's "investment in the contract" equals the aggregate amount of premium payments made by the employee.

     The non-taxable portion of each annuity payment is determined, under the Code, according to one formula if the payments are variable and a somewhat different formula if the payments are fixed. In each case, speaking generally, the formula seeks to allocate an appropriate amount of the investment in the contract to each payment. Favorable procedures may also be available to taxpayers who had attained age 50 prior to January 1, 1986.

     Minimum distributions to the employee under an employer's pension and profit sharing plan qualified under Section 401(a) of the Code must begin no later than April 1 of the year following the year in which the employee (except an employee who is a "5-percent owner" as defined in Code section 416) reaches age 70 1/2 or, if later, retires.

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

 "Top-heavy" plans

     Certain plans may fall within the definition of "top-heavy plans" under
Section 416 of the Code. This can happen if the plan holds a significant amount of its assets for the benefit of "key employees" (as defined in the Code). You should consider whether your plan meets the definition. If so, you should take care to consider the special limitations applicable to top-heavy plans and the potentially adverse tax consequences to key employees.

   Section 457 deferred compensation plans

     Under the provisions of Section 457 of the Code, you can exclude a portion of your compensation from gross income if you participate in a deferred compensation plan maintained by:

 .  a state,

 .  a political subdivision of a state,

 . an agency or instrumentality or a state or political subdivision of a state, or

 .  a tax-exempt organization.

     As a "participant" in such a deferred compensation plan, any amounts you exclude (and any income on such amounts) will be includible in gross income only for the taxable year in which such amounts are paid or otherwise made available to the annuitant or other payee.

     The deferred compensation plan must satisfy several conditions, including the following:

 . the plan must not permit distributions prior to your separation from service (except in the case of an unforeseen emergency), and

 . all compensation deferred under the plan shall remain solely the employer's property and may be subject to the claims of its creditors.

     Annual contribution limit. The amount of the non-taxable contributions made for a Section 457 plan each year may not, together with all other deferrals the employee elects under other tax-qualified plans, exceed an annual "elective deferral limit," and is subject to certain other limits described in Section 402(g) of the Code. (See "Elective Deferral Limits," below.)

     Catch-Up Contributions. A 457 plan participant age 50 or older may increase contributions to a 457 plan by an amount that, together with all other catch-up contributions made to other tax-qualified plans, does not exceed an annual "elective catch-up limit." (See "Elective Catch-Up Limits," below.)

     Distributions. When we make payments under your contract in the form of an annuity, or in a single sum such as on surrender, withdrawal or death of the annuitant, the payment is taxed as ordinary income. Minimum distributions under a Section 457 plan must begin no later than April 1 of the year following the year in which the employee reaches age 70 1/2 or, if later, retires.

 Elective Deferral Limits

     A participant in a Section 403(b) plan, a Section 457 Plan or in certain other types of tax-qualified pension and profit sharing plans that are commonly referred to as "401(k)" plans and "SARSEPS" may elect annually to defer current compensation so that it can be contributed to the applicable plan or plans. The annual elective deferral limit is $11,000 for tax years beginning in 2002, $12,000 for 2003, $13,000 for 2004, $14,000 for 2005 and $15,000 for 2006. After
that, for the tax years beginning in 2007, 2008 and 2009, the annual elective deferral limit is indexed for inflation in $500 increments as provided in the Code.

 Elective Catch-up Limits

     A participant in a Section 403(b) plan, a Section 457 Plan or in certain other types of tax-qualified pension and profit sharing plans that are commonly referred to as "401(k)" plans and "SARSEPS" who is age 50 or older may increase contributions by an amount up to $1,000 for tax years beginning in 2002, $2,000 for 2003, $3,000 for 2004, $4,000 for 2005 and $5,000 for 2006. After that, for the tax years beginning in 2007, the elective catch-up contribution limit is indexed for inflation in $500 increments as provided in the Code.

   Withholding on rollover distributions

     The tax law requires us to withhold 20% from certain distributions from tax qualified plans. We do not have to make the withholding, however, if you rollover your entire distribution to another plan and you request us to pay it directly to the successor plan. Otherwise, the 20% mandatory withholding will reduce the amount you can rollover to the new plan, unless you add funds to the rollover from other sources. Consult a qualified tax adviser before making such a distribution.

 Puerto Rico annuity contracts purchased to fund a tax-qualified plan

     The provisions of the tax laws of Puerto Rico vary significantly from those under the Internal Revenue Code of the United States with respect to the various "tax qualified" plans described above. Although we may offer variable annuity contracts in Puerto Rico in connection with "tax qualified" plans, the text of the prospectus under the subsection "Contracts purchased for a tax qualified plan" is inapplicable in Puerto Rico and should be disregarded.

See your own tax adviser

     The above description of Federal income tax consequences to owners of and payees under contracts, and of the different kinds of tax qualified plans which may be funded by the contracts, is only a brief summary and is not intended as tax advice. It does not include a discussion of federal estate and gift tax or state tax consequences. The rules under the Code governing tax qualified plans are extremely complex and often difficult to understand. Changes to the tax laws may be enforced retroactively. Anything less than full compliance with the applicable rules, all of which are subject to change from time to time, can have adverse tax consequences. The taxation of an annuitant or other payee has become so complex and confusing that great care must be taken to avoid pitfalls. For further information you should consult a qualified tax adviser.

PERFORMANCE INFORMATION

     We may advertise total return information about investments made in the variable investment options. We refer to this information as "Account level" performance. In our Account level advertisements, we usually calculate total return for 1, 5, and 10 year periods or since the beginning of the applicable variable investment option.

   Total return at the Account level is the percentage change between:

 . the value of a hypothetical investment in a variable investment option at the beginning of the relevant period, and

 .  the value at the end of such period.

 At the Account level, total return reflects adjustments for:

 .  the mortality and expense risk charges,

 .  the administrative charge,

 .  the annual contract fee, and

 . any withdrawal payable if the owner surrender his contract at the end of the relevant period.

Total return at the Account level does not, however, reflect any premium tax charges or any charges for optional benefit riders. Total return at the Account level will be lower than that at the Series Fund level where comparable charges are not deducted.

     We may also advertise total return in a non-standard format in conjunction with the standard format described above. The non-standard format is generally the same as the standard format except that it will not reflect any contract fee or withdrawal charge and it may be for additional durations.

     We may advertise "current yield" and "effective yield" for investments in the Money Market investment option. Current yield refers to the income earned on your investment in the Money Market investment option over a 7-day period an then annualized. In other words, the income earned in the period is assumed to be earned every 7 days over a 52-week period and stated as a percentage of the investment.

     Effective yield is calculated in a similar manner but, when annualized, the income earned by your investment is assumed to be reinvested and thus compounded over the 52-week period. Effective yield will be slightly higher than current yield because of this compounding effect of reinvestment.

     Current yield and effective yield reflect all the recurring charges at the Account level, but will not reflect any premium tax, any withdrawal charge, or any charge for optional benefit riders.

 REPORTS

     At least annually, we will send you (1) a report showing the number and value of the accumulation units in your contract and (2) the financial statements of the Series Funds.

 VOTING PRIVILEGES

     At meetings of the Series Fund's shareholders, we will generally vote all the shares of each fund that we hold in the Account in accordance with instructions we receive from the owners of contracts that participate in the corresponding variable investment option.

 CERTAIN CHANGES

Changes to the Account

     We reserve the right, subject to applicable law, including any required shareholder approval,

 . to transfer assets that we determine to be your assets from the Account to another separate account or investment option by withdrawing the same percentage of each investment in the Account with proper adjustments to avoid odd lots and fractions,

 .  to add or delete variable investment options,

 .  to change the underlying investment vehicles,

 .  to operate the Account in any form permitted by law, and

 . to terminate the Account's registration under the 1940 Act, if such registration should no longer be legally required.

  Unless otherwise required under applicable laws and regulations, notice to or approval of owners will not be necessary for us to make such changes.

Variations in charges or rates for eligible classes

  We may allow a reduction in or the elimination of any contract charges, or an increase in a credited interest rate for a guarantee period. The affected contracts would involve sales to groups or classes of individuals under special circumstances that we expect to result in a reduction in our expenses associated with the sale or maintenance of the contracts, or that we expect to result in mortality or other risks that are different from those normally associated with the contracts.

  The entitlement to such variation in charges or rates will be determined by us based upon such factors as the following:

 .  the size of the initial premium payment,

 .  the size of the group or class,

 . the total amount of premium payments expected to be received from the group or class and the manner in which the premium payments are remitted,

 . the nature of the group or class for which the contracts are being purchased and the persistency expected from that group or class as well as the mortality or morbidity risks associated with that group or class;

 . the purpose for which the contracts are being purchased and whether that purpose makes it likely that the costs and expenses will be reduced, or

 . the level of commissions paid to selling broker-dealers or certain financial institutions with respect to contracts within the same group or class.

     We will make any reduction in charges or increase in initial guarantee rates according to our rules in effect at the time an application for a contract is approved. We reserve the right to change these rules from time to time. Any variation in charges or rates will reflect differences in costs and services, will apply uniformly to all prospective contract purchasers in the group or class, and will not be unfairly discriminatory to the interests of any owner. Any variation in charges or fees will reflect differences in costs and services, will apply uniformly to all prospective contract purchasers in the group or class, and will not be unfairly discriminatory to the interests of any owner.

 DISTRIBUTION OF CONTRACTS

     Signator Investors, Inc. ("Signator") acts as principal distributor of the contracts sold through this prospectus. Signator is registered as a broker-dealer under the Securities Exchange Act of 1934, and a member of the National Association of Securities Dealers, Inc. Signator's address is 197 Clarendon Street, Boston, Massachusetts 02116. Signator is a subsidiary of John Hancock Life Insurance Company.

     You can purchase a contract through registered representatives of broker-dealers and certain financial institutions who have entered into selling agreements with JHVLICO and Signator. We pay broker-dealers compensation for promoting, marketing and selling our variable insurance and variable annuity products. In turn, the broker-dealers pay a portion of the compensation to their registered representatives, under their own arrangements. Signator will also pay its own registered representatives for sales of the contracts to their customers. We do not expect the compensation we pay to such broker-dealers (including Signator) and financial institutions to exceed 7.0% of premium payments (on a present value basis) for sales of the contracts described in this prospectus. For limited periods of time, we may pay additional compensation to broker-dealers as part of special sales promotions. We offer these contracts on a continuous basis, but neither JHVLICO nor Signator is obligated to sell any particular amount of contracts. We also reimburse Signator for direct and indirect expenses actually incurred in connection with the marketing of these contracts.

     Signator representatives may receive additional cash or non-cash incentives (including expenses for conference or seminar trips and certain gifts) in connection with the sale of contracts issued by us. From time to time, Signator, at its expense, may also provide significant additional amounts to broker dealers or other financial services firms which sell or arrange for the sale of the contracts. Such compensation may include, for example, financial assistance to financial services firms in connection with their conferences or seminars, sales or training programs for invited registered representatives and other employees, payment for travel expenses, including lodging, incurred by registered representatives and other employees for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding the policies, and/or other events or activities sponsored by the financial services firms. As a consequence of such additional compensation, representatives and financial services firms, including but not limited to Signator and its representatives, may be motivated to sell our contracts instead of contracts issued by other insurance companies.

EXPERTS

     Ernst & Young LLP have audited the consolidated financial statements of John Hancock Variable Life Insurance Company at December 31, 2003 and 2002, and for each of the three years in the period ended December 31, 2003, and the financial statements of John Hancock Variable Annuity Account JF at December 31, 2003 and for each of the periods indicated therein, as set forth in their reports. We've included the financial statements of JHVLICO and the financial statements of the Account in the Statement of Additional Information, which also is a part of the registration statement that contains this prospectus. These financial statements are included in the registration statement in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing.

REGISTRATION STATEMENT

  This prospectus omits certain information contained in the registration statement filed with the SEC. Among other things, the registration statement contains a "Statement of Additional Information" that we will send you without charge upon request. The Table of Contents of the Statement of Additional Information lists the following subjects that it covers:

                                                         PAGE OF SAI
            DISTRIBUTION . . . . . . . . . . . . . . . . . . . . . 2
            CALCULATION OF PERFORMANCE DATA. . . . . . . . . . . . 2
            OTHER PERFORMANCE INFORMATION. . . . . . . . . . . . . 3
            CALCULATION OF ANNUITY PAYMENTS. . . . . . . . . . . . 4
            ADDITIONAL INFORMATION
             ABOUT DETERMINING UNIT VALUES . . . . . . . . . . . . 5
            PURCHASES AND
              REDEMPTIONS OF FUND SHARES . . . . . . . . . . . . . 6
            THE ACCOUNT. . . . . . . . . . . . . . . . . . . . . . 6
            DELAY OF CERTAIN PAYMENTS  . . . . . . . . . . . . . . 7
            LIABILITY FOR TELEPHONE TRANSFERS. . . . . . . . . . . 7
            VOTING PRIVILEGES. . . . . . . . . . . . . . . . . . . 7
            FINANCIAL STATEMENTS . . . . . . . . . . . . . . . . . 9

                        CONDENSED FINANCIAL INFORMATION

                  FOR JOHN HANCOCK VARIABLE ANNUITY ACCOUNT JF

     The following table provides selected data for Declaration accumulation shares for contracts with initial premium payments of less than $250,000. Each period begins on January 1, except that the first year of operation of an investment option begins on the date shown in the Notes at the end of this table.

                                         Year Ended   Year Ended   Year Ended   Year Ended   Year Ended   Year Ended    Year Ended
                                        December 31, December 31, December 31, December 31, December 31, December 31,  December 31,
                                            2003         2002         2001         2000         1999         1998          1997
                                        ------------ ------------ ------------ ------------ ------------ ------------ --------------
EQUITY INDEX
Accumulation share value:
 Beginning of period (Note 1). . . . . .      $13.49       $17.58       $10.00           --           --           --           --
 End of period . . . . . . . . . . . . .      $17.10       $13.49       $17.58           --           --           --           --
Number of Accumulation Shares
 outstanding at end of period. . . . . .     352,181      366,608      447,352           --           --           --           --
GROWTH & INCOME
Accumulation share value:
 Beginning of period  (Note 1) . . . . .       $5.66        $7.36       $10.00           --           --           --           --
 End of period . . . . . . . . . . . . .       $6.95        $5.66        $7.36           --           --           --           --
Number of Accumulation Shares
 outstanding at end of period. . . . . .   2,463,202    1,034,165    1,326,556           --           --           --           --
FUNDAMENTAL GROWTH
Accumulation share value:
 Beginning of period  (Note 1) . . . . .       $6.79        $9.86       $10.00           --           --           --           --
 End of period . . . . . . . . . . . . .       $8.84        $6.79        $9.86           --           --           --           --
Number of Accumulation Shares
 outstanding at end of period. . . . . .     117,743      114,921      167,698           --           --           --           --
SMALL CAP GROWTH
Accumulation share value:
 Beginning of period  (Note 1) . . . . .       $9.81       $14.19       $10.00           --           --           --           --
 End of period . . . . . . . . . . . . .      $12.39        $9.81       $14.19           --           --           --           --
Number of Accumulation Shares
 outstanding at end of period. . . . . .     250,519      270,532      334,521           --           --           --           --
OVERSEAS EQUITY B (formerly
 "International Opportunities")
Accumulation share value:
 Beginning of period . . . . . . . . . .       $6.72       $10.00           --           --           --           --           --
 End of period . . . . . . . . . . . . .       $8.79        $6.72           --           --           --           --           --
Number of Accumulation Shares
 outstanding at end of period. . . . . .     102,807      103,370           --           --           --           --           --
FINANCIAL INDUSTRIES (NOTE 2)
Accumulation share value:
 Beginning of period . . . . . . . . . .      $11.60       $14.58       $17.90       $14.25       $14.36       $13.39       $10.00
 End of period . . . . . . . . . . . . .      $14.43       $11.60       $14.58       $17.90       $14.25       $14.36       $13.39
Number of Accumulation Shares
 outstanding at end of period. . . . . .     791,313      946,719    1,210,792    1,113,582    1,506,906    1,826,652      645,730
ACTIVE BOND
Accumulation share value:
 Beginning of period (Note 1). . . . . .      $11.00       $10.39       $10.00           --           --           --           --
 End of period . . . . . . . . . . . . .      $11.57       $11.00       $10.39           --           --           --           --
Number of Accumulation Shares
 outstanding at end of period. . . . . .     670,444      400,122      341,607           --           --           --           --
MONEY MARKET
Accumulation share value:
 Beginning of period (Note 1). . . . . .      $10.15       $10.12       $10.00           --           --           --           --
 End of period . . . . . . . . . . . . .      $10.12       $10.15       $10.12           --           --           --           --
Number of Accumulation Shares
 outstanding at end of period. . . . . .     412,229      552,435      457,386           --           --           --           --

(1)  Values shown for 2001 begin on November 15, 2001.

(2) Values shown for Financial Industries are based on Account holdings of the predecessor fund and begin on April 30, 1997.

     The following table provides selected data for Declaration accumulation shares for contracts with initial premium payments of $250,000 or more. Each period begins on January 1, except that the first year of operation of an investment option begins on the date shown in the Notes at the end of this table.

                                         Year Ended   Year Ended   Year Ended   Year Ended   Year Ended   Year Ended    Year Ended
                                        December 31, December 31, December 31, December 31, December 31, December 31,  December 31,
                                            2003         2002         2001         2000         1999         1998          1997
                                        ------------ ------------ ------------ ------------ ------------ ------------ --------------
EQUITY INDEX
Accumulation share value:
 Beginning of period  (Note 1) . . . . .   $11.20       $14.56       $10.00           --           --           --            --
 End of period . . . . . . . . . . . . .   $14.24       $11.20       $14.56           --           --           --            --
Number of Accumulation Shares
 outstanding at end of period. . . . . .   52,830       59,634       75,420           --           --           --            --
GROWTH & INCOME
Accumulation share value:
 Beginning of period (Note 1). . . . . .    $9.99       $12.97       $10.00           --           --           --            --
 End of period . . . . . . . . . . . . .   $12.30        $9.99       $12.97           --           --           --            --
Number of Accumulation Shares
 outstanding at end of period. . . . . .  145,833       26,987       92,665           --           --           --            --
FUNDAMENTAL GROWTH
Accumulation share value:
 Beginning of period (Note 1). . . . . .    $7.20       $10.43       $10.00           --           --           --            --
 End of period . . . . . . . . . . . . .    $9.39        $7.20       $10.43           --           --           --            --
Number of Accumulation Shares
 outstanding at end of period. . . . . .   46,190       33,826       64,187           --           --           --            --
SMALL CAP GROWTH
Accumulation share value:
 Beginning of period (Note 1). . . . . .   $11.49       $16.57       $10.00           --           --           --            --
 End of period . . . . . . . . . . . . .   $14.55       $11.49       $16.57           --           --           --            --
Number of Accumulation Shares
 outstanding at end of period. . . . . .   24,095       29,369       50,072
OVERSEAS EQUITY B (formerly
 "International Opportunities")
Accumulation share value:
 Beginning of period (Note 1). . . . . .    $6.79       $10.00                        --           --           --            --
 End of period . . . . . . . . . . . . .    $8.90        $6.79           --           --           --           --            --
Number of Accumulation Shares
 outstanding at end of period. . . . . .    7,752        7,963           --           --           --           --            --
FINANCIAL INDUSTRIES (NOTE 2)
Accumulation share value:
 Beginning of period   . . . . . . . . .   $11.76       $14.74       $18.06       $14.35       $14.42       $13.41        $10.00
 End of period . . . . . . . . . . . . .   $14.67       $11.76       $14.74       $18.06       $14.35       $14.42        $13.41
Number of Accumulation Shares
 outstanding at end of period. . . . . .   88,045       95,524      155,926      115,989       93,950      149,851        73,106
ACTIVE BOND
Accumulation share value:
 Beginning of period (Note 1). . . . . .   $14.02       $13.20       $10.00           --           --           --            --
 End of period . . . . . . . . . . . . .   $14.78       $14.02       $13.20           --           --           --            --
Number of Accumulation Shares
 outstanding at end of period. . . . . .   36,530        8,785        9,232           --           --           --            --
MONEY MARKET
Accumulation share value:
 Beginning of period (Note 1). . . . . .   $12.17       $12.11       $10.00           --           --           --            --
 End of period . . . . . . . . . . . . .   $12.16       $12.17       $12.11           --           --           --            --
Number of Accumulation Shares
 outstanding at end of period. . . . . .   23,367       28,641       20,225

(1)  Values shown for 2001 begin on November 15, 2001.

(2) Values shown for Financial Industries begin on April 30, 1997 and are based on Account holdings of the predecessor fund.

               APPENDIX A - DETAILS ABOUT OUR GUARANTEED PERIODS

 INVESTMENTS THAT SUPPORT OUR GUARANTEE PERIODS

     We back our obligations under the guarantee periods with JHVLICO's general assets. Subject to applicable law, we have sole discretion over the investment of our general assets (including those held in our "non-unitized" separate account that primarily supports the guarantee periods). We invest these amounts in compliance with applicable state insurance laws and regulations concerning the nature and quality of our general investments.

     We invest the non-unitized separate account assets, according to our detailed investment policies and guidelines, in fixed income obligations, including:

       .  corporate bonds,

       .  mortgages,

       .  mortgage-backed and asset-backed securities, and

       .  government and agency issues.

     We invest primarily in domestic investment-grade securities. In addition, we use derivative contracts only for hedging purposes, to reduce ordinary business risks associated with changes in interest rates, and not for speculating on future changes in the financial markets. Notwithstanding the foregoing, we are not obligated to invest according to any particular strategy.

 GUARANTEED INTEREST RATES

  We declare the guaranteed rates from time to time as market conditions and other factors dictate. We advise you of the guaranteed rate for a selected guarantee period at the time we:

       .  receive your premium payment,

       .  effectuate your transfer, or

       .  renew your guarantee period.

     We have no specific formula for establishing the guaranteed rates for the guarantee periods. The rates may be influenced by interest rates generally available on the types of investments acquired with amounts allocated to the guarantee period. In determining guarantee rates, we may also consider, among other factors, the duration of the guarantee period, regulatory and tax requirements, sales and administrative expenses we bear, risks we assume, our profitability objectives, and general economic trends.

 COMPUTATION OF MARKET VALUE ADJUSTMENT

     We determine the amount of the market value adjustment by multiplying the amount being taken from the guarantee period (before any applicable withdrawal charge) by a factor expressed by the following formula:

                                                 n
                                                --
                                                12
                                 (    1 + g    )
                                 (-------------)
                                 (1 + c + 0.005)

     where,

   . G is the guaranteed rate in effect for the current guarantee period.

   . C is the current guaranteed rate in effect for new guarantee periods with duration equal to the number of years remaining in the current guarantee period (rounded to the nearest whole number of years). If we are not currently offering such a guarantee period, we will declare a guarantee rate, solely for this purpose, consistent with interest rates currently available.

   . N is the number of complete months from the date of withdrawal to the end of the current guarantee period. (If less than one complete month remains, N equals one unless the withdrawal is made on the last day of the guarantee period, in which case no adjustment applies.)

 SAMPLE CALCULATION 1: POSITIVE ADJUSTMENT

Amount withdrawn or transferred          $10,000
--------------------------------------------------------------------------------
Guarantee period                         5 years
--------------------------------------------------------------------------------
Time of withdrawal or transfer           beginning of 3rd year of guaranteed
                                         period
--------------------------------------------------------------------------------
Guaranteed rate (g)                      4%
--------------------------------------------------------------------------------
Guaranteed rate for new 3 year           3%
guarantee (c)
--------------------------------------------------------------------------------
Remaining guarantee period (n)           36 months
--------------------------------------------------------------------------------

Market value adjustment:

                                                    36
                                                    --
                                                    12
                                [(    1 + 0.04    )     ]
                       10,000 x [(----------------)   -1] = 145.63
                                [(1 + 0.03 + 0.005)     ]

 Amount withdrawn or transferred (adjusted for market value adjustment): $10,000 + $145.63 = $10,145.63

 SAMPLE CALCULATION 2: NEGATIVE ADJUSTMENT

Amount withdrawn or transferred          $10,000
--------------------------------------------------------------------------------
Guarantee period                         5 years
--------------------------------------------------------------------------------
Time of withdrawal or transfer           beginning of 3rd year of guaranteed
                                         period
--------------------------------------------------------------------------------
Guaranteed rate (g)                      4%
--------------------------------------------------------------------------------
Guaranteed rate for new 3 year           5%
guarantee (c)
--------------------------------------------------------------------------------
Remaining guarantee period(n)            36 months
--------------------------------------------------------------------------------

Market value adjustment:

                                                    36
                                                    --
                                                    12
                                [(    1 + 0.04    )     ]
                       10,000 x [(----------------)   -1] = -420.50
                                [(1 + 0.05 + 0.005)     ]

 Amount withdrawn or transferred (adjusted for money market adjustment): $10,000
- 420.50 = $9,579.50

  ________________________________________________________________________

*All interest rates shown have been arbitrarily chosen for purposes of these examples. In most cases they will bear little or no relation to the rates we are actually guaranteeing at any time.

             APPENDIX B - EXAMPLE OF WITHDRAWAL CHARGE CALCULATION

ASSUME THE FOLLOWING FACTS:

 . On January 1, 1997, you make a $5000 initial premium payment and we issue you a contract.

 .  On January 1, 1998, you make a $1000 premium payment.

 .  On January 1, 1999, you make a $1000 premium payment.

 . On January 1, 2000, the total value of your contract is $9000 because of good investment earnings.

     Now assume you make a partial withdrawal of $6000 (no tax withholding) on January 2, 2000. In this case, assuming no prior withdrawals, we would deduct a CDSL of $272.23. We withdraw a total of $6272.23 from your contract.

        $6,000.00  --   withdrawal request payable to you
        +  272.23  --   withdrawal charge payable to us
        ---------
        $6,272.23  --   total amount withdrawn from your contract

HERE IS HOW WE DETERMINE THE WITHDRAWAL CHARGE:

  (1) We FIRST reduce your $5,000 INITIAL PREMIUM PAYMENT by the three annual $30 contract fees we assessed on January 1, 1998, 1999, and 2000. We withdraw the remaining $4910 from your contract.

        $5,000
        -   30  --   1998 contract fee payable to us
        -   30  --   1999 contract fee payable to us
        -   30  --   2000 contract fee payable to us
        ------
                     amount of your initial premium payment we would
        $4,910  --   consider to be withdrawn

     Under the free withdrawal provision, we deduct 10% of the total value of your contract at the beginning of the contract year, or $900 (.10 x $9000). We pay the $900 to you as part of your withdrawal request, and we assess a withdrawal charge on the remaining balance of $4010. Because you made the initial premium payment 3 years ago, the withdrawal charge percentage is 5%. We deduct the resulting $200.50 from your contract to cover the withdrawal charge on your initial premium payment. We pay the remainder of $3809.50 to you as a part of your withdrawal request.

        $4,910.00
        -     900  --   free withdrawal amount (payable to you)
        ---------
        $   4,010
        x     .05
        ---------
                   --   withdrawal charge on initial premium payment
        $  200.50       (payable to us)

        $4,010.00
        -  200.50
        ---------
        $3,809.50  --   part of withdrawal request payable to you

  (2) We NEXT deem the entire amount of your 1998 PREMIUM PAYMENT to be withdrawn and we assess a withdrawal charge on that $1000 amount. Because you made this premium payment 2 years ago, the withdrawal charge percentage is 5%. We deduct the resulting $50 from your contract to cover the withdrawal charge on your 1998 premium payment. We pay the remainder of $950 to you as a part of your withdrawal request.

        $1,000
        x  .05
         -----
        $   50  --   withdrawal charge on 1998 premium payment (payable to us)

        $1,000
        -   50
         -----
        $  950  --   part of withdrawal request payable to you


  (3) We NEXT determine what additional amount we need to withdraw to provide you with the total $6000 you requested, after the deduction of the withdrawal charge on that additional amount. We have already allocated $900 from the free withdrawal amount, $3809.50 from your initial premium payment, and $950 from your 1998 premium payment. Therefore, $340.50 is needed to reach $6000.

        $6,000.00  --   total withdrawal amount requested
        -  900.00  --   free withdrawal amount
        -3,809.50  --   payment deemed from initial premium payment
        -  950.00  --   payment deemed from 1998 premium payment
        ---------
        $  340.50  --   additional payment to you needed to reach $6000


  We know that the withdrawal charge percentage for this remaining amount is 6%, because you are already deemed to have withdrawn all premiums you paid prior to 1999. We use the following formula to determine how much more we need to withdraw:

  Remainder due to you   =      Withdrawal needed - [applicable withdrawal
charge percentage times withdrawal needed]

        $340.50  =    x - [.06x]
        $340.50  =    .94x
        $340.50
         ------
           0.94  =    x
        $362.23  =    x

        $362.23  --   deemed withdrawn from 1999 premium payment
        $340.50  --   part of withdrawal request payable to you
         ------
                      withdrawal charge on 1999 premium deemed withdrawn
        $ 21.73  --   (payable to us)

        $200.50  --   withdrawal charge on the INITIAL PREMIUM PAYMENT
        $ 50.00  --   withdrawal charge on the 1998 PREMIUM PAYMENT
        $ 21.73  --   withdrawal charge on the 1999 PREMIUM PAYMENT
         ------
        $272.23  --   Total withdrawal charge

                          Prospectus dated May 1, 2004

                                for interests in
                    John Hancock Variable Annuity Account JF

                       Interests are made available under

--------------------------------------------------------------------------------
                            PATRIOT VARIABLE ANNUITY
--------------------------------------------------------------------------------

      a deferred combination fixed and variable annuity contract issued by

     JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY ("JHVLICO") The contract enables you to earn fixed rates of interest that we declare under our fixed investment option and investment-based returns in the following variable investment options:

VARIABLE INVESTMENT OPTIONS:       UNDERLYING FUND MANAGED BY:
---------------------------        ---------------------------
EQUITY OPTIONS:
  Equity Index . . . . . . . . .   SSgA Funds Management, Inc.
  Large Cap Value  . . . . . . .   T. Rowe Price Associates, Inc.
  Large Cap Growth . . . . . . .   Independence Investment LLC
  Fundamental Growth*. . . . . .   Independence Investment LLC
  Earnings Growth  . . . . . . .   Fidelity Management & Research Company
  Growth & Income  . . . . . . .   Independence Investment LLC and T. Rowe Price Associates, Inc.
  Fundamental Value. . . . . . .   Wellington Management Company, LLP
  Mid Cap Value B. . . . . . . .   T. Rowe Price Associates, Inc.
  Small Cap Emerging Growth. . .   Wellington Management Company, LLP
  Small Cap Growth*. . . . . . .   Wellington Management Company, LLP
  International Equity Index . .   SSgA Funds Management, Inc.
  Overseas Equity* . . . . . . .   Capital Guardian Trust Company
  Overseas Equity B. . . . . . .   Capital Guardian Trust Company
  Overseas Equity C* . . . . . .   Capital Guardian Trust Company
  Real Estate Equity . . . . . .   RREEF America LLC and Van Kampen (a registered trade name of
                                     Morgan Stanley Investment Management Inc.)
  Financial Industries . . . . .   John Hancock Advisers, LLC

 BALANCED OPTIONS:
  Managed. . . . . . . . . . . .   Independence Investment LLC and Capital Guardian Trust Company

 BOND & MONEY MARKET OPTIONS:
  Short-Term Bond  . . . . . . .   Independence Investment LLC
  Bond Index . . . . . . . . . .   Standish Mellon Asset Management Company LLC
  Active Bond  . . . . . . . . .   John Hancock Advisers, LLC, Pacific Investment
                                     Management Company LLC and Declaration Management &
                                     Research Company
  High Yield Bond  . . . . . . .   Wellington Management Company, LLP
  Global Bond  . . . . . . . . .   Capital Guardian Trust Company
  Money Market . . . . . . . . .   Wellington Management Company, LLP

 *Not available for contracts issued after April 30, 2004.

  The variable investment options shown on page 1 are those available as of the date of this prospectus. We may add, modify or delete variable investment options in the future.

  When you select one or more of these variable investment options, we invest your money in the corresponding investment option(s) of the John Hancock Variable Series Trust I (the " Series Fund"). In this prospectus, the investment options of the Series Fund are referred to as "funds." In the prospectus for the Series Fund, the investment options may also be referred to as "funds," "portfolios" or "series."

  The Series Fund is a so-called "series" type mutual fund registered with the Securities and Exchange Commission ("SEC"). The investment results of each variable investment option you select will depend on those of the corresponding fund of the Series Fund. Each of the funds is separately managed and has its own investment objective and strategies. Attached at the end of this prospectus is a prospectus for the Series Fund. The Series Fund prospectus contains detailed information about each available fund. Be sure to read those prospectuses before selecting any of the variable investment options shown on page 1.

   For amounts you don't wish to invest in a variable investment option, you currently can select a five year guarantee period. (We may make additional guarantee periods available in the future, each of which would have its own guaranteed interest rate and expiration date, and we may make one or more additional guarantee periods available for contracts issued before September 30, 2002. We cannot provide any assurance that we will make any additional guarantee periods available, however.)

   If you remove money from any guarantee period prior to its expiration, however, we may increase or decrease your contract's value to compensate for changes in interest rates that may have occurred subsequent to the beginning of that guarantee period. This is known as a "market value adjustment."

  The annuity described in this prospectus may be sold on a group basis. If you purchase the annuity under a group contract, you will be issued a group certificate. If that is the case, the word "contract" as used in this prospectus should be interpreted as meaning the certificate issued to you under the group contract.


                      JOHN HANCOCK ANNUITY SERVICING OFFICE

                                  MAIL DELIVERY
                                  P.O. Box 772
                                Boston, MA 02117

                               OVERNIGHT DELIVERY

                      John Hancock Annuity Image Operations
                        27 Dry Dock Avenue, Second floor
                             South Boston, MA 02110

                              PHONE: 1-800-824-0335

                               FAX: 1-617-572-1571

  Contracts are not deposits or obligations of, or insured, endorsed, or guaranteed by the U.S. Government, any bank, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency, entity or person, other than JHVLICO. They involve investment risks including the possible loss of principal.

********************************************************************************

  Please note that the SEC has not approved or disapproved these securities, or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                            GUIDE TO THIS PROSPECTUS

  This prospectus contains information that you should know before you buy a contract or exercise any of your rights under the contract. We have arranged the prospectus in the following way:

     . The first section contains an "INDEX OF KEY WORDS."

     . Behind the index is the "FEE TABLE." This section highlights the various fees and expenses you will pay directly or indirectly, if you purchase a contract.

     . The next section is called "BASIC INFORMATION." It contains basic information about the contract presented in a question and answer format. You should read the Basic Information before reading any other section of the prospectus.

     . Behind the Basic Information is "ADDITIONAL INFORMATION." This section gives more details about the contract. It generally does not repeat information contained in the Basic Information.

     . "CONDENSED FINANCIAL INFORMATION" follows the "Additional Information."
       This gives some basic information about the size and past performance of the variable investment options.

 The Series Funds' prospectuses are attached at the end of this prospectus. You should save these prospectuses for future reference.


                                IMPORTANT NOTICES

 This is the prospectus - it is not the contract. The prospectus simplifies many contract provisions to better communicate the contract's essential features. Your rights and obligations under the contract will be determined by the language of the contract itself. On request, we will provide the form of contract for you to review. In any event, when you receive your contract, we suggest you read it promptly.

  We've also filed with the SEC a "Statement of Additional Information." This Statement contains detailed information not included in the prospectus. Although a separate document from this prospectus, the Statement of Additional Information has the same legal effect as if it were a part of this prospectus. We will provide you with a free copy of the Statement upon your request. To give you an idea what's in the Statement, we have included a copy of the Statement's table of contents on page 39.

  The contracts are not available in all states. This prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any state to any person to whom it is unlawful to make or solicit an offer in that state.

                               INDEX OF KEY WORDS

  We define or explain each of the following key words used in this prospectus on the pages shown below:

  KEY WORD                                               PAGE

  Accumulation units . . . . . . . . . . . . . . . . .     24
  Annuitant. . . . . . . . . . . . . . . . . . . . . .      9
  Annuity payments . . . . . . . . . . . . . . . . . .     11
  Annuity period . . . . . . . . . . . . . . . . . . .     12
  Contract year. . . . . . . . . . . . . . . . . . . .      9
  Date of issue. . . . . . . . . . . . . . . . . . . .      9
  Date of maturity . . . . . . . . . . . . . . . . . .     25
  Free withdrawal amount . . . . . . . . . . . . . . .     15
  Funds. . . . . . . . . . . . . . . . . . . . . . . .      2
  Guarantee periods. . . . . . . . . . . . . . . . . .      2
  Investment options . . . . . . . . . . . . . . . . .     13
  Market value adjustment. . . . . . . . . . . . . . .     11
  Premium payments . . . . . . . . . . . . . . . . . .      9
  Surrender. . . . . . . . . . . . . . . . . . . . . .     16
  Surrender value. . . . . . . . . . . . . . . . . . .     16
  Variable investment options. . . . . . . . . . . . .  cover
  Withdrawal . . . . . . . . . . . . . . . . . . . . .     15
  Withdrawal charge. . . . . . . . . . . . . . . . . .     15

                                   FEE TABLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING A PATRIOT VARIABLE ANNUITY CONTRACT. THE FIRST TABLE DESCRIBES THE CHARGES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER ACCOUNT VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.

----------------------------------------------------------------------------------
     CONTRACTOWNER TRANSACTION EXPENSES           PATRIOT VARIABLE ANNUITY
----------------------------------------------------------------------------------
 Maximum Withdrawal Charge (as % of amount       6% for the first and second years
 withdrawn or surrendered)/1/                    5% for the third and fourth years
                                                      4% for the fifth year
                                                      3% for the sixth year
                                                     2% for the seventh year
                                                          0% thereafter
-------------------------------------------------------------------------------

1) This charge is taken upon withdrawal or surrender within the specified period of years measured from the date of premium payment.

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME YOU OWN THE CONTRACT. THIS TABLE DOES NOT INCLUDE FEES AND EXPENSES PAID AT THE FUND LEVEL.

--------------------------------------------------------------------------------
                                                  PATRIOT VARIABLE ANNUITY
--------------------------------------------------------------------------------
 Maximum Annual Contract Fee/2/                               $50
--------------------------------------------------------------------------------
 Current Annual Contract Fee/3/                               $30
--------------------------------------------------------------------------------
 Separate Account Annual Expenses (as a
 percentage of average account value)/4/

  Contracts with initial premium payment
  less than $250,000:

  Mortality and Expense Risk Charge                          0.90%

  Administrative Services Charge                             0.35%
                                                             -----
  Total Separate Account Annual Expenses                     1.25%
--------------------------------------------------------------------------------
  Contracts with initial premium payment
  of $250,000 or more:

  Mortality and Expense Risk Charge                          0.90%

  Administrative Services Charge                             0.10%
                                                            -----
  Total Separate Account Annual Expenses                     1.00%
--------------------------------------------------------------------------------
  Optional Benefit Rider Charges/5/
-------------------------------------------------------------------------------
  Enhanced "Stepped-Up" Death Benefit Rider        0.15% of your contract's
                                                           total value
-------------------------------------------------------------------------------
  Accidental Death Benefit Rider                   0.10% of your contract's
                                                           total value
-------------------------------------------------------------------------------
  Nursing Home Waiver                             0.05% of that portion of your
                                                     contract's total value
                                                  attributable to premiums that
                                                      are still subject to
                                                        withdrawal charges
-------------------------------------------------------------------------------

2) This charge is not currently imposed, and would only apply to contracts of less than $10,000.

3) This charge applies only to contracts of less than $10,000. It is taken at the end of each contract year but, if you surrender a contract before then, it will be taken at the time of surrender.

4) This charge only applies to that portion of account value held in the variable investment options. The charge does not apply to amounts in the guarantee periods.

5) Charges for optional benefit riders are assessed monthly. The monthly charge is 1/12th of the annual charge shown in the table.

THE NEXT TABLE DESCRIBES THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME YOU OWN A PATRIOT VARIABLE ANNUITY CONTRACT. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE SERIES FUND'S PROSPECTUS.


       TOTAL ANNUAL FUND OPERATING EXPENSES           MINIMUM       MAXIMUM
-------------------------------------------------------------------------------
 Range of expenses that are deducted from fund         0.21%         1.96%
 assets, including management fees, distribution
 and/or service (12b-1) fees, and other expenses
-------------------------------------------------------------------------------

THE NEXT TABLE DESCRIBES FUND LEVEL FEES AND EXPENSES FOR EACH OF THE FUNDS, AS A PERCENTAGE OF THE FUND'S AVERAGE NET ASSETS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2003. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR THE SERIES FUND.


                                                                              TOTAL FUND                     TOTAL FUND
                                            DISTRIBUTION    OTHER OPERATING    OPERATING                      OPERATING
                               INVESTMENT        AND           EXPENSES         EXPENSES                       EXPENSES
                               MANAGEMENT  SERVICE (12B-1)      WITHOUT         WITHOUT        EXPENSE          WITH
FUND NAME                          FEE          FEES         REIMBURSEMENT   REIMBURSEMENT  REIMBURSEMENT   REIMBURSEMENT
--------------------------------------------------------------------------------------------------------------------------
JOHN HANCOCK VARIABLE SERIES
 TRUST I - NAV CLASS SHARES
 (NOTE 1):
--------------------------------------------------------------------------------------------------------------------------
Equity Index                     0.13%           N/A             0.08%           0.21%          0.00%           0.21%
--------------------------------------------------------------------------------------------------------------------------
Large Cap Value                  0.75%           N/A             0.07%           0.82%          0.00%           0.82%
--------------------------------------------------------------------------------------------------------------------------
Large Cap Growth                 0.80%           N/A             0.06%           0.86%          0.00%           0.86%
--------------------------------------------------------------------------------------------------------------------------
Fundamental Growth               0.90%           N/A             0.10%           1.00%          0.00%           1.00%
--------------------------------------------------------------------------------------------------------------------------
Earnings Growth                  0.96%           N/A             0.11%           1.07%          0.01%           1.06%
--------------------------------------------------------------------------------------------------------------------------
Growth & Income                  0.67%           N/A             0.06%           0.73%          0.00%           0.73%
--------------------------------------------------------------------------------------------------------------------------
Fundamental Value                0.79%           N/A             0.11%           0.90%          0.01%           0.89%
--------------------------------------------------------------------------------------------------------------------------
Mid Cap Value B*                 1.05%           N/A             0.14%           1.19%          0.04%           1.15%
--------------------------------------------------------------------------------------------------------------------------
Small Cap Emerging Growth        1.01%           N/A             0.20%           1.21%          0.10%           1.11%
--------------------------------------------------------------------------------------------------------------------------
Small Cap Growth                 1.05%           N/A             0.17%           1.22%          0.07%           1.15%
--------------------------------------------------------------------------------------------------------------------------
International Equity Index       0.17%           N/A             0.05%           0.22%          0.00%           0.22%
--------------------------------------------------------------------------------------------------------------------------
Overseas Equity                  1.23%           N/A             0.34%           1.57%          0.00%           1.57%
--------------------------------------------------------------------------------------------------------------------------
Overseas Equity B*               1.13%           N/A             0.31%           1.44%          0.00%           1.44%
--------------------------------------------------------------------------------------------------------------------------
Overseas Equity C*               1.21%           N/A             0.75%           1.96%          0.00%           1.96%
--------------------------------------------------------------------------------------------------------------------------
Real Estate Equity               0.98%           N/A             0.09%           1.07%          0.00%           1.07%
--------------------------------------------------------------------------------------------------------------------------
Financial Industries             0.80%           N/A             0.06%           0.86%          0.00%           0.86%
--------------------------------------------------------------------------------------------------------------------------
Managed                          0.68%           N/A             0.06%           0.74%          0.00%           0.74%
--------------------------------------------------------------------------------------------------------------------------
Short-Term Bond                  0.60%           N/A             0.07%           0.67%          0.00%           0.67%
--------------------------------------------------------------------------------------------------------------------------
Bond Index                       0.14%           N/A             0.10%           0.24%          0.00%           0.24%
--------------------------------------------------------------------------------------------------------------------------
Active Bond                      0.61%           N/A             0.09%           0.70%          0.00%           0.70%
--------------------------------------------------------------------------------------------------------------------------
High Yield Bond                  0.80%           N/A             0.15%           0.95%          0.05%           0.90%
--------------------------------------------------------------------------------------------------------------------------
Global Bond                      0.85%           N/A             0.13%           0.98%          0.00%           0.98%
--------------------------------------------------------------------------------------------------------------------------
Money Market                     0.25%           N/A             0.06%           0.31%          0.00%           0.31%
--------------------------------------------------------------------------------------------------------------------------

Note 1. Under its current investment management agreements with the John
        Hancock Variable Series Trust I ("JHVST"), John Hancock Life Insurance Company has contractually agreed to reimburse each JHVST fund (other than the International Equity Index, Overseas Equity, Overseas Equity B, Overseas Equity C and Global Bond funds) when the fund's "other fund expenses" exceed 0.10% of the fund's average daily net assets. Percentages shown for the Overseas Equity, Overseas Equity B, and Overseas Equity C funds are calculated as if the current management fee schedules, which apply to these funds effective May 1, 2004, were in effect for all of 2003. The percentages shown for the International Equity Index Fund reflect (a) the discontinuance of John Hancock's agreement to reimburse the fund for "other fund expenses" in 2003 that exceeded 0.10% of the fund's average daily net assets and (b) the custodian's agreement, effective April 1, 2004, to reduce its fees for this fund. The percentages shown for the Overseas Equity, Overseas Equity B,
                                        6

        Overseas Equity C and Global Bond funds reflect the discontinuance of John Hancock's agreement to reimburse each of these funds for "other fund expenses" in 2003 that exceeded 0.10% of the fund's average daily net assets. The percentages shown for the Financial Industries fund are based on the fund's current management fee schedule and include the operating expenses and average daily net assets of the fund's predecessor prior to April 25, 2003.

        * Mid Cap Value B was formerly "Small/Mid Cap CORE/SM/," Overseas Equity B was formerly "International Opportunities" and Overseas Equity C was formerly "Emerging Markets Equity." "CORE/SM/" is a service mark of Goldman, Sachs & Co.

Examples

THE FOLLOWING TWO EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN A PATRIOT VARIABLE ANNUITY CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES AND FUND FEES AND EXPENSES.

THE FIRST EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN AN "ALL RIDER" CONTRACT WITH THE FOLLOWING OPTIONAL BENEFIT RIDERS: ENHANCED "STEPPED-UP"DEATH BENEFIT RIDER, ACCIDENTAL DEATH BENEFIT RIDER AND NURSING HOME WAIVER RIDER. THE FIRST EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE MAXIMUM ANNUAL CONTACT FEE AND THE MAXIMUM FEES AND EXPENSES OF ANY OF THE FUNDS. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

Patriot Variable Annuity - maximum fund-level total operating expenses

                                              1 YEAR  3 YEARS  5 YEARS   10 YEARS
-----------------------------------------------------------------------------------
     (1) IF YOU SURRENDER YOUR ALL RIDER
     CONTRACT AT THE END OF THE APPLICABLE    $899    $1540    $2203     $3827
     TIME PERIOD:
-----------------------------------------------------------------------------------
     (2) IF YOU ANNUITIZE YOUR ALL RIDER
     CONTRACT AT THE END OF THE APPLICABLE    $359    $1091    $1845     $3827
     TIME PERIOD:
-----------------------------------------------------------------------------------
     (3) IF YOU DO NOT SURRENDER YOUR ALL     $359    $1091    $1845     $3827
     RIDER CONTRACT:
-----------------------------------------------------------------------------------

THE NEXT EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN A "NO RIDER" CONTRACT WITH NO OPTIONAL BENEFIT RIDERS FOR THE TIME PERIODS INDICATED. THIS EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE AVERAGE ANNUAL CONTRACT FEE WE EXPECT TO RECEIVE FOR THE CONTRACTS AND THE MINIMUM FEES AND EXPENSES OF ANY OF THE FUNDS.

ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

Patriot Variable Annuity - minimum fund-level total operating expenses


                                             1 YEAR  3 YEARS  5 YEARS   10 YEARS
-----------------------------------------------------------------------------------
     (1) IF YOU SURRENDER YOUR NO RIDER
     CONTRACT AT THE END OF THE APPLICABLE    $692    $921     $1154     $1779
     TIME PERIOD:
-----------------------------------------------------------------------------------
     (2) IF YOU ANNUITIZE YOUR NO RIDER
     CONTRACT AT THE END OF THE APPLICABLE    $152    $471     $ 813     $1779
     TIME PERIOD:
-----------------------------------------------------------------------------------
     (3) IF YOU DO NOT SURRENDER YOUR NO      $152    $471     $ 813     $1779
     RIDER CONTRACT:
-----------------------------------------------------------------------------------

                                BASIC INFORMATION

  This "Basic Information" section provides answers to commonly asked questions about the contract. Here are the page numbers where the questions and answers appear:

  QUESTION                                                                      STARTING ON PAGE
  --------                                                                      ----------------
What is the contract? . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        9

Who owns the contract?. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        9

Is the owner also the annuitant?. . . . . . . . . . . . . . . . . . . . . . . . . .        9

How can I invest money in a contract? . . . . . . . . . . . . . . . . . . . . . . .        9

How will the value of my investment in the contract change over time? . . . . . . .       11

What annuity benefits does the contract provide?. . . . . . . . . . . . . . . . . .       11

To what extent can JHVLICO vary the terms and conditions of the contracts?. . . . .       12

What are the tax consequences of owning a contract? . . . . . . . . . . . . . . . .       12

How can I change my contract's investment allocations?. . . . . . . . . . . . . . .       13

What fees and charges will be deducted from my contract?. . . . . . . . . . . . . .       15

How can I withdraw money from my contract?. . . . . . . . . . . . . . . . . . . . .       16

What happens if the annuitant dies before my contract's date of maturity? . . . . .       18

What additional guarantee applies to the guarantee periods under my contract? . . .       19

What are the terms of the additional guarantee? . . . . . . . . . . . . . . . . . .       19

WHAT IS THE CONTRACT?

  The contract is a deferred payment variable annuity contract. An "annuity contract" provides a person (known as the "annuitant" or "payee") with a series of periodic payments. Because this contract is also a "deferred payment" contract, the annuity payments will begin on a future date, called the contract's "date of maturity." Under a "variable annuity" contract, the amount you have invested can increase or decrease in value daily based upon the value of the variable investment options chosen. If your annuity is provided under a master group contract, the term "contract" as used in this prospectus refers to the certificate you will be issued and not to the master group contract.

 WHO OWNS THE CONTRACT?

  That's up to you. Unless the contract provides otherwise, the owner of the contract is the person who can exercise the rights under the contract, such as the right to choose the investment options or the right to surrender the contract. In many cases, the person buying the contract will be the owner. However, you are free to name another person or entity (such as a trust) as owner. In writing this prospectus, we've assumed that you, the reader, are the person or persons entitled to exercise the rights and obligations under discussion.

 IS THE OWNER ALSO THE ANNUITANT?

  In many cases, the same person is both the annuitant and the owner of a contract. The annuitant is the person whose lifetime is used to measure the period of time when we make various forms of annuity payments. Also, the annuitant receives payments from us under any annuity option that commences during the annuitant's lifetime. We may permit you to name another person as annuitant or joint annuitant if that person meets our underwriting standards. We may also permit you to name as joint annuitants two persons other than yourself if those persons meet our underwriting standards.

 HOW CAN I INVEST MONEY IN A CONTRACT?

Premium payments

  We call the investments you make in your contract premiums or premium payments. In general, you need at least a $1,000 initial premium payment to purchase a contract. If you choose to contribute more money into your contract, each subsequent premium payment must also be at least $500. If you deposit money directly from your bank account, your subsequent premium payments can be as small as $100.

Applying for a contract

  An authorized representative of the broker-dealer or financial institution through whom you purchase your contract will assist you in (1) completing an application or placing an order for a contract and (2) transmitting it, along with your initial premium payment, to the John Hancock Annuity Servicing Office.

  Once we receive your initial premium payment and all necessary information, we will issue your contract and invest your initial premium payment within two business days. If the information is not in good order, we will contact you to get the necessary information. If for some reason, we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information.

  In certain situations, we will issue a contract upon receiving the order from your broker-dealer or financial institution but delay the effectiveness of the contract until we receive your signed application. In those situations, if we do not receive your signed application within our required time period, we will deem the contract void from the beginning and return your premium payment.

  We measure the years and anniversaries of your contract from its date of issue. We use the term contract year to refer to each period of time between anniversaries of your contract's date of issue.

Limits on premium payments

  You can make premium payments of up to $1,000,000 in any one contract year. The total of all new premium payments and transfers that you allocate to any one variable investment option or guarantee period in any one contract year may not exceed

$1,000,000. While the annuitant is alive and the contract is in force, you can make premium payments at any time until the annuitant reaches age 84 1/2. However,

                                                    YOU MAY NOT MAKE ANY
                                                 PREMIUM PAYMENTS AFTER THE
               IF YOUR CONTRACT IS USED TO FUND     ANNUITANT REACHES AGE
               --------------------------------------------------------------
                 a "tax qualified plan"*                    70 1/2**
               --------------------------------------------------------------
                 a non-tax qualified plan                   84 1/2
               --------------------------------------------------------------

           * as that term is used in "Tax Information," beginning on page 29. ** except for a Roth IRA, which has no age limit.

  We will not issue a contract if the proposed annuitant is older than age 84. We may waive any of these limits, however.

Ways to make premium payments

  Premium payments made by check or money order should be:

 . drawn on a U.S. bank,

 . drawn in U.S. dollars, and

 . made payable to "John Hancock."

  We will not accept credit card checks. Nor will we accept starter or third party checks that fail to meet our administrative requirements.

  Premium payments after the initial premium payment should be sent to:

  We will accept your initial premium payment by exchange from another insurance company. You can find information


                        JOHN HANCOCK ANNUITY SUBSEQUENT

                                 PAYMENTS, X-4

                                  MAIL DELIVERY
                               1 John Hancock Way
                                   Suite 1501
                              Boston, MA 02117-1501

                               OVERNIGHT DELIVERY

                                 529 Main Street
                              Charleston, MA 02129

about wire payments under "Premium payments by wire," below. You can find information about other methods of premium payment by contacting your broker-dealer or by contacting the John Hancock Annuity Servicing Office.

  Once we have issued your contract and it becomes effective, we credit you with any additional premiums you pay as of the day we receive them.

Premium payments by wire

  If you purchase your contract through a broker-dealer firm or financial institution, you may transmit your initial premium payment by wire order. Your wire orders must include information necessary to allocate the premium payment among your selected investment options.

  If your wire order is complete, we will invest the premium payment in your selected investment options as of the day we received the wire order. If the wire order is incomplete, we may hold your initial premium payment for up to 5 business days while attempting to obtain the missing information. If we can't obtain the information within 5 business days, we will immediately return your premium payment, unless you tell us to hold the premium payment for 5 more days pending completion of the application. Nevertheless, until we receive and accept a properly completed and signed application, we will not:

 . issue a contract;

 . accept premium payments; or

 . allow other transactions.

  After we issue your contract, subsequent premium payments may be transmitted by wire through your bank. Information about our bank, our account number, and the ABA routing number may be obtained from the John Hancock Annuity Servicing Office. Banks may charge a fee for wire services.

HOW WILL THE VALUE OF MY INVESTMENT IN THE CONTRACT CHANGE OVER TIME?

  Prior to a contract's date of maturity, the amount you've invested in any variable investment option will increase or decrease based upon the investment experience of the corresponding fund. Except for certain charges we deduct, your investment experience will be the same as if you had invested in the fund directly and reinvested all fund dividends and distributions in additional shares.

  Like a regular mutual fund, each fund deducts investment management fees and other operating expenses. These expenses are shown in the Fee Tables. However, unlike a mutual fund, we will also deduct charges relating to the annuity guarantees and other features provided by the contract. These charges reduce your investment performance and the amount we credit to your contract in any variable investment option. We describe these charges under "What fees and charges will be deducted from my contract?" beginning on page 15.

  The amount you've invested in a guarantee period will earn interest at the rate we have set for that period. The interest rate depends upon the length of the guarantee period you select. In states where approved, we currently make available various guarantee periods with durations of up to ten years. As long as you keep your money in a guarantee period until its expiration date, we bear all the investment risk on that money.

  However, if you prematurely transfer, "surrender" or otherwise withdraw money from a guarantee period we will increase or reduce the remaining value in your contract by an amount that approximates the impact that any changes in interest rates would have had on the market value of a debt instrument with terms comparable to that guarantee period. This "market value adjustment" (or "MVA") imposes investment risks on you. We describe how the market value adjustments work in "Calculation of market value adjustment ("MVA")" beginning on page 24.

  At any time before the date of maturity, the total value of your contract equals

 . the total amount you invested,

 . minus all charges we deduct,

 . minus all withdrawals you have made,

 . plus or minus any positive or negative MVAs that we have made at the time of any premature withdrawals or transfers you have made from a guarantee period,

 . plus or minus each variable investment option's positive or negative investment return that we credit daily to any of your contract's value daily while it is in that option, and

 . plus the interest we credit to any of your contract's value while it is in a guarantee period.

WHAT ANNUITY BENEFITS DOES A CONTRACT PROVIDE?

  If your contract is still in effect on its date of maturity, it enters what is called the annuity period. During the annuity period, we make a series of fixed or variable payments to you as provided under one of our several annuity options. The form in which we will make the annuity payments, and the proportion of such payments that will be on a fixed basis and on a variable basis, depend on the elections that you have in effect on the date of maturity. Therefore, you should exercise care in selecting your date of maturity and your choices that are in effect on that date.

  You should carefully review the discussion under "The annuity period," beginning on page 25, for information about all of these choices you can make.

TO WHAT EXTENT CAN JHVLICO VARY THE TERMS AND CONDITIONS OF THE CONTRACTS?

State law insurance requirements

  Insurance laws and regulations apply to us in every state in which our contracts are sold. As a result, various terms and conditions of your contract may vary from the terms and conditions described in this prospectus, depending upon where you reside. These variations will be reflected in your contract or in endorsements attached to your contract.

Variations in charges or rates

  We may vary the charges, guarantee periods, and other terms of our contracts where special circumstances result in sales or administrative expenses, mortality risks or other risks that are different from those normally associated with the contracts. These include the types of variations discussed under "Certain changes" in the Additional Information section of this prospectus.

 WHAT ARE THE TAX CONSEQUENCES OF OWNING A CONTRACT?

  In most cases, no income tax will have to be paid on amounts you earn under a contract until these earnings are paid out. All or part of the following distributions from a contract may constitute a taxable payout of earnings:

 . partial withdrawal (including systematic withdrawals),

 . full withdrawal ("surrender"),

 . payment of any death benefit proceeds, and

 . periodic payments under one of our annuity payment options.

How much you will be taxed on distribution is based upon complex tax rules and depends on matters such as:

 . the type of the distribution,

 . when the distribution is made,

 . the nature of any tax qualified retirement plan for which the contract is being used, if any, and

 . the circumstances under which the payments are made.

  If your contract is issued in connection with a tax-qualified retirement plan, all or part of your premium payments may be tax-deductible.

  Special 10% tax penalties apply in many cases to the taxable portion of any distributions from a contract before you reach age 59 1/2. Also, most tax-qualified plans require that distributions from a contract commence and/or be completed by a certain period of time. This effectively limits the period of time during which you can continue to derive tax deferral benefits from any tax-deductible premiums you paid or on any earnings under the contract.

THE FAVORABLE TAX BENEFITS AVAILABLE FOR ANNUITY CONTRACTS ISSUED IN CONNECTION WITH TAX-QUALIFIED PLANS ARE ALSO GENERALLY AVAILABLE FOR OTHER TYPES OF INVESTMENTS OF TAX-QUALIFIED PLANS, SUCH AS INVESTMENTS IN MUTUAL FUNDS, EQUITIES AND DEBT INSTRUMENTS. YOU SHOULD CAREFULLY CONSIDER WHETHER THE EXPENSES UNDER AN ANNUITY CONTRACT ISSUED IN CONNECTION WITH A TAX-QUALIFIED PLAN, AND THE INVESTMENT OPTIONS, DEATH BENEFITS AND LIFETIME ANNUITY INCOME OPTIONS PROVIDED UNDER SUCH AN ANNUITY CONTRACT, ARE SUITABLE FOR YOUR NEEDS AND OBJECTIVES.

HOW CAN I CHANGE MY CONTRACT'S INVESTMENT ALLOCATIONS?

Allocation of premium payments

  When you apply for your contract, you specify the variable investment options or guarantee periods (together, your investment options) in which your premium payments will be allocated. You may change this investment allocation for future premium payments at any time. Any change in allocation will be effective as of receipt of your request at the John Hancock Annuity Servicing Office.

  Currently, you may use a maximum of 18 investment options over the life of your contract. For purposes of this limit, each contribution or transfer of assets into a variable investment option or guarantee period that you are not then using counts as one "use" of an investment option, even if you had used that option at an earlier time. Renewing a guarantee period upon its expiration does not count as a new use, however, if the new guarantee period has the same number of years as the expiring one.

Transferring your assets

  You may transfer all or part of the assets held in one investment option to any other investment option within 30 days prior to the contract's date of maturity, up to the above-mentioned maximum of 18 investment options. During the annuity period, you may make transfers to or from variable investment options that will result in no more than 4 investment options being used at once. You may not make any transfers during the annuity period, however, to or from a fixed investment option.

  To make a transfer, you must tell us how much to transfer, either as a whole number percentage or as a specific dollar amount. A confirmation of each transfer will be sent to you. Without our approval, the maximum amount you may transfer to or from any one variable investment option or guarantee period in any contract year is $1,000,000.

  The contracts are not designed for professional market timing organizations, or other persons or entities that use programmed or frequent transfers among the investment options. As a consequence, we have reserved the right to impose limits on the number and frequency of transfers into and out of variable investment options and guarantee periods. Under our current rules, we impose no charge on transfers (transfers out of a guarantee period may, however, incur a market value adjustment - either positive or negative). However, we do impose the following restrictions into and out of investment options:

 . No more than 12 such transfer requests will be processed in any contract year. In applying this restriction, any transfer request involving the transfer of assets into or out of multiple variable investment options or guarantee periods will still count as only one request.

 . We will monitor your transfer requests to determine whether you have transferred account value into any variable investment option within 28 calendar days after you transferred account value out of that variable investment option (i.e., effected a "round trip"). If we determine that you have effected a round trip, you will be prohibited from effecting any further round trips with respect to any variable investment option for as long as the contract remains in effect.

If we change any of the above rules relating to transfers, we will notify you of the change. Transfers under our dollar-cost averaging program will not be counted toward any limit or restriction on transfers into and out of variable investment options.

Procedure for transferring your assets

  You may request a transfer in writing or, if you have authorized telephone transfers, by telephone or fax. All transfer requests should be directed to the John Hancock Annuity Servicing Office at the address shown on page 2. Your request should include

 . your name,

 . daytime telephone number,

 . contract number,

 . the names of the investment options being transferred to and from each, and

 . the amount of each transfer.

 The request becomes effective on the day we receive your request, in proper form, at the John Hancock Annuity Servicing Office.

Telephone and facsimile transactions

  If you complete a special authorization form, you can request transfers among investment options and changes of allocation among investment options simply by telephoning or by faxing us at the John Hancock Annuity Servicing Office. Any fax request should include your name, daytime telephone number, contract number and, in the case of transfers and changes of allocation, the names of the investment options involved. We will honor telephone instructions from anyone who provides the correct identifying information, so there is a risk of loss to you if this service is used by an unauthorized person. However, you will receive written confirmation of all telephone transactions. There is also a risk that you will be unable to place your request due to equipment malfunction or heavy phone line usage. If this occurs, you should submit your request in writing.

  If you authorize telephone transactions, you will be liable for any loss, expense or cost arising out of any unauthorized or fraudulent telephone instructions which we reasonably believe to be genuine, unless such loss, expense or cost is the result of our mistake or negligence. We employ procedures which provide safeguards against the execution of unauthorized transactions, and which are reasonably designed to confirm that instructions received by telephone are genuine. These procedures include requiring personal identification, tape recording calls, and providing written confirmation to the owner. If we do not employ reasonable procedures to confirm that instructions communicated by telephone are genuine, we may be liable for any loss due to unauthorized or fraudulent instructions.

  As stated earlier in this prospectus, the contracts are not designed for professional market timing organizations or other persons or entities that use programmed or frequent transfers among investment options. For reasons such as that, we have imposed restrictions on transfers. However, we also reserve the right to change our telephone and facsimile transaction policies or procedures at any time. We also reserve the right to suspend or terminate the privilege altogether with respect to any owners who we feel are abusing the privilege to the detriment of other owners.

Dollar cost averaging program

  You may elect, at no cost, to automatically transfer assets from any variable investment option to one or more other variable investment options on a monthly, quarterly, semiannual, or annual basis. The following conditions apply to the dollar cost averaging program:

 . you may elect the program only if the total value of your contract equals
   $15,000 or more,

 . the amount of each transfer must equal at least $250,

 . you may change your variable investment allocation instructions at any time in writing or, if you have authorized telephone transfers, by telephone,

 . you may discontinue the program at any time,

 . the program automatically terminates when the variable investment option from which we are taking the transfers has been exhausted,

 . automatic transfers to or from guarantee periods are not permitted.

 We reserve the right to suspend or terminate the program at any time.

WHAT FEES AND CHARGES WILL BE DEDUCTED FROM MY CONTRACT?

Mortality and expense risk charge

   We deduct the Separate Account charge shown in the Fee Tables on a daily basis to compensate us primarily for mortality and expense risks that we assume under the contracts. This charge does not apply to assets you have in our guarantee periods. We take the deduction proportionally from each variable investment option are then using.

   In return for mortality risk charge, we assume the risk that annuitants as a class will live longer than expected, requiring us to a pay greater number of annuity payments. In return for the expense risk charge, we assume the risk that our expenses relating to the contracts may be higher than we expected when we set the level of the contracts' other fees and charges, or that our revenues from such other sources will be less.

Administrative services charge

   We deduct the Separate Account charge shown in the Fee Tables on a daily basis for administrative and clerical services that the contracts require us to provide. This charge does not apply to assets you have in our guarantee periods. We take the deduction proportionally from each variable investment option are then using.

Annual contract fee

   Prior to the date of maturity of your contract, we will deduct the annual contract fee shown in the Fee Tables. We deduct this annual contract fee at the beginning of each contract year after the first contract year. We also deduct it if you surrender your contract. We take the deduction proportionally from each variable investment option and each guarantee period you are then using. We reserve the right to increase the annual contract fee to $50.

Premium taxes

   We make deductions for any applicable premium or similar taxes based on the amount of a premium payment. Currently, certain local jurisdictions assess a tax of up to 5% of each premium payment.

   In most cases, we deduct a charge in the amount of the tax from the total value of the contract only at the time of annuitization, death, surrender, or withdrawal. We reserve the right, however, to deduct the charge from each premium payment at the time it is made. We compute the amount of the charge by multiplying the applicable premium tax percentage times the amount you are withdrawing, surrendering, annuitizing or applying to a death benefit.

Withdrawal charge

   If you withdraw some money from your contract prior to the date of maturity (a partial withdrawal) or if you surrender (turn in) your contract, in its entirety, for cash prior to the date of maturity (a total withdrawal or surrender), we may assess a withdrawal charge. Some people refer to this charge as a "contingent deferred withdrawal load." We use this charge to help defray expenses relating to the sales of the contracts, including commissions paid and other distribution costs.

   Here's how we determine the charge: In any contract year, you may withdraw up to 10% of the total value of your contract (computed as of the beginning of the contract year) without the assessment of any withdrawal charge. We refer to this amount as the free withdrawal amount. However, if the amount you withdraw or surrender totals more than the free withdrawal amount during the contract year, we will assess a withdrawal charge on any amount of the excess that we attribute to premium payments you made within seven years of the date of the withdrawal or surrender.

   The withdrawal charge percentage depends upon the number of years that have elapsed from the date you paid the premium to the date of its withdrawal, as shown in the Fee Tables.

   Solely for purposes of determining the amount of the withdrawal charge, we assume that each withdrawal (together with any associated withdrawal charge) is a withdrawal first from the earliest premium payment, and then from the next earliest premium payment, and so forth until all payments have been exhausted. Once a premium payment has been considered to have been "withdrawn" under these procedures, that premium payment will not enter into any future withdrawal charge calculations.

For this purpose, we also consider any amounts that we deduct for the annual contract charge to have been withdrawals of premium payments (which means that no withdrawal charge will ever be paid on those amounts).

   The amount of any withdrawal that exceeds any remaining premium payments that have not already been considered as withdrawn will not be subject to any withdrawal charge. This means that no withdrawal charge will apply to any favorable investment experience that you have earned.

   Here's how we deduct the withdrawal charge: We deduct the withdrawal charge proportionally from each variable investment option and each guarantee period being reduced by the surrender or withdrawal. For example, if 60% of the withdrawal amount comes from a "Growth" option and 40% from the Money Market option, then we will deduct 60% of the withdrawal charge from the Growth option and 40% from the Money Market option. If any such option has insufficient remaining value to cover the charge, we will deduct any shortfall from all of your other investment options, pro-rata based on the value in each. If your contract as a whole has insufficient surrender value to pay the entire charge, we will pay you no more than the surrender value.

   You will find examples of how we compute the withdrawal charge in Appendix B to this prospectus.

   When withdrawal charges don't apply

   We don't assess a withdrawal charge in the following situations:

.. on amounts applied to an annuity option at the contract's date of maturity or to pay a death benefit;

.. on certain withdrawals if you have elected the nursing home rider that waives the withdrawal charge; and

.. on amounts withdrawn to satisfy the minimum distribution requirements for tax qualified plans. (Amounts above the minimum distribution requirements are subject to any applicable withdrawal charge, however.)

   How an MVA affects the withdrawal charge: If you make a withdrawal from a guarantee period at a time when the related MVA results in an upward adjustment in your remaining value, we will calculate the withdrawal charge as if you had withdrawn that much less. Similarly, if the MVA results in a downward adjustment, we will compute any withdrawal charge as if you had withdrawn that much more.

Other charges

   We deduct the optional benefit rider charges shown in the Fee Tables proportionally from each of your investment options, including the guaranteed periods, based on your value in each.

HOW CAN I WITHDRAW MONEY FROM MY CONTRACT?

Surrenders and partial withdrawals

   Prior to your contract's date of maturity, if the annuitant is living, you may:

.. surrender your contract for a cash payment of its "surrender value," or

.. make a partial withdrawal of the surrender value.

   The surrender value of a contract is the total value of a contract, after any market value adjustment, minus the annual contract fee and any applicable premium tax and withdrawal charges. We will determine the amount surrendered or withdrawn as of the date we receive your request at the John Hancock Annuity Servicing Office.

   Certain surrenders and withdrawals may result in taxable income to you or other tax consequences as described under "Tax information," beginning on page
29. Among other things, if you make a full surrender or partial withdrawal from your contract before you reach age 59 1/2, an additional federal penalty of 10% generally applies to any taxable portion of the withdrawal.

   We will deduct any partial withdrawal proportionally from each of your investment options based on the value in each, unless you direct otherwise.

   Without our prior approval, you may not make a partial withdrawal:

.. for an amount less than $100, or

.. if the remaining total value of your contract would be less than $1,000.

If your "free withdrawal value" at any time is less than $100, you must withdraw that amount in full, in a single sum, before you make any other partial withdrawals. We reserve the right to terminate your contract if the value of your contract becomes zero.

   You generally may not make any surrenders or partial withdrawals once we begin making payments under an annuity option.

Nursing home waiver of withdrawal charge

   If your state permits, you may purchase an optional nursing home waiver of withdrawal charge rider when you apply for a contract. Under this rider, we will waive withdrawal charge on any withdrawals, provided all the following conditions apply:

.. you become confined to a nursing home beginning at least 90 days after we issue your contract.

.. you remain in the nursing home for at least 90 consecutive days and receive skilled nursing care.

.. we receive your request for a withdrawal and adequate proof of confinement no later than 90 days after discharge from the facility.

.. your confinement is prescribed by a doctor and medically necessary.

You may not purchase this rider if (1) you are older than 75 years at application or (2) if you were confined to a nursing home within the past two years.

   You should carefully review the tax considerations for optional benefit riders on page 31 before selecting this optional benefit rider. For a more complete description of the terms and conditions of this benefit, you should refer directly to the rider. We will provide you with a copy on request.

Systematic withdrawal plan

   Our optional systematic withdrawal plan enables you to preauthorize periodic withdrawals. If you elect this plan, we will withdraw a percentage or dollar amount from your contract on a monthly, quarterly, semiannual, or annual basis, based upon your instructions. Unless otherwise directed, we will deduct the requested amount from each applicable investment option in the ratio that the value of each bears to the total value of your contract. Each systematic withdrawal is subject to any withdrawal charge or market value adjustment that would apply to an otherwise comparable non-systematic withdrawal. See "How will the value of my investment in the contract change over time?" beginning on page 12, and "What fees and charges will be deducted from my contract?" beginning on page 15. The same tax consequences also generally will apply.

   The following conditions apply to systematic withdrawal plans:

.. you may elect the plan only if the total value of your contract equals $15,000 or more,

.. the amount of each systematic withdrawal must equal at least $100,

.. if the amount of each withdrawal drops below $100 or the total value of your contract becomes less than $5,000, we will suspend the plan and notify you,

.. you may cancel the plan at any time.

We reserve the right to modify the terms or conditions of the plan at any time without prior notice.

WHAT HAPPENS IF THE ANNUITANT DIES BEFORE MY CONTRACT'S DATE OF MATURITY?

Standard death benefit

   If the annuitant dies before your contract's date of maturity, we will pay a standard death benefit, unless you have elected an enhanced death benefit rider. The standard death benefit is the greater of:

.. the total value of your contract, adjusted by any then-applicable market value adjustment, or

.. the total amount of premium payments made, minus any partial withdrawals and related withdrawal charges.

We calculate the death benefit value as of the day we receive, in proper order at the John Hancock Annuity Servicing Office:

.. proof of the annuitant's death, and

.. any required instructions as to method of settlement.

   Unless you have elected an optional method of settlement, we will pay the death benefit in a single sum to the beneficiary you chose prior to the annuitant's death. If you have not elected an optional method of settlement, the beneficiary may do so. However, if the death benefit is less than $5,000, we will pay it in a lump sum, regardless of any election. You can find more information about optional methods of settlement under "Annuity options," beginning on page 28.

Enhanced death benefit riders

      "Stepped-up" death benefit rider

   If you are under age 80 when you apply for your contract, you may elect to enhance the standard death benefit by purchasing a stepped-up death benefit rider. Under this rider, if the annuitant dies before the contract's date of maturity, we will pay the beneficiary the greater of:

.. the standard death benefit (described above) or

.. the highest total value of your contract (adjusted by any market value adjustment) as of any anniversary of your contract to date, PLUS any premium payments you have made since that anniversary, MINUS any withdrawals you have taken (and any related withdrawal charges) since that anniversary.

   For these purposes, however, we count only those contract anniversaries that occur (1) BEFORE we receive proof of death and any required settlement instructions and (2) BEFORE the annuitant attains age 80 1/2.

   You may elect this rider ONLY when you apply for the contract and ONLY if this rider is available in your state. As long as the rider is in effect, you will pay a monthly charge for this benefit. For a description of this charge, refer to page 15 under "What fees and charges will be deducted from my contract?"

   You should carefully review the tax considerations for optional benefit riders on page 31 before selecting this optional benefit rider. For a more complete description of the terms and conditions of this benefit, you should refer directly to the rider. We will provide you with a copy on request.

      Accidental death benefit rider

   If you are under age 80 when you apply for your contract, you may elect to purchase an accidental death benefit rider. In addition to any other death benefit, this rider provides a benefit upon the accidental death of the annuitant prior to the earlier of:

.. the contract's date of maturity, and

.. the annuitant's 80/th/ birthday.

   Under this rider, the beneficiary will receive an amount equal to the total value of the contract as of the date of the accident, up to a maximum of $200,000. We will pay the benefit after we receive, at the John Hancock Annuity Servicing Office:

.. proof of the annuitant's death, and

.. any required instructions as to method of settlement.

   You may elect this rider ONLY when you apply for the contract. As long as the rider is in effect, you will pay a monthly charge for this benefit. For a description of this charge, refer to page 15 under "What fees and charges will be deducted from my contract?"

   You should carefully review the tax considerations for optional benefit riders on page 30 before selecting this optional benefit rider. For a complete description of the terms and conditions of this benefit, you should refer directly to the rider. We will provide you with a copy upon request. Not all states allow this benefit.

WHAT ADDITIONAL GUARANTEE APPLIES TO THE GUARANTEE PERIODS UNDER MY CONTRACT?

   John Hancock Financial Services, Inc. ("JHFS") guarantees JHVLICO's obligations with respect to any guarantee periods you have elected under the contract on the date of this prospectus. JHFS' guarantee will also apply to any new guarantee periods under your contract, unless and until we notify you otherwise. (If we give you such notice, however, the JHFS guarantee would remain in effect for all guarantee periods that had already started, and would be inapplicable only to guarantee periods starting after the date of such notice.) The JHFS guarantee does not relieve JHVLICO of any obligations under your contract - - it is in addition to all of the rights and benefits that the contract provides. There is no charge or cost to you for the JHFS guarantee, nor are there any other disadvantages to you of having this additional guarantee.

   Currently, JHVLICO's financial strength rating from A.M. Best Company, Inc. is A++, the highest, based on the strength its direct parent, John Hancock Life Insurance Company and the capital guarantee that JHFS (John Hancock Life Insurance Company's direct parent) has provided to JHVLICO. Standard & Poor's Corporation and Fitch Ratings have assigned financial strength ratings to JHVLICO of AA, which place JHVLICO in the third highest rating assigned by these rating agencies. Moody's Investors Service, Inc. has assigned JHVLICO a financial strength rating of Aa3, which is its fourth highest rating.

   The additional guarantee saves JHVLICO the considerable expense of being a company required to periodically file Form 10-K and Form 10-Q reports with the Securities and Exchange Commission ("SEC"). JHFS is a publicly-reporting company and, as such, it also files Forms 10-K and 10-Q with the SEC. Under the SEC's rules, the JHFS guarantee will eliminate the need for JHVLICO also to file such reports. In addition, as discussed above, the additional guarantee has the advantage of making any amounts you have allocated to a guarantee period even more secure, without cost or other disadvantage to you.

WHAT ARE THE TERMS OF THE ADDITIONAL GUARANTEE?

   JHFS guarantees your full interest in any guarantee period. This means that, if JHVLICO fails to honor any valid request to surrender, transfer, or withdraw any amount from a guarantee period, or fails to allocate amounts from a guarantee period to an annuity option when it is obligated to do so, JHFS guarantees the full amount that you would have received, or value that you would have been credited with, had JHVLICO fully met its obligations under your contract. If a benefit becomes payable under the contract upon the death of an owner or annuitant, JHFS guarantees the lesser of (a) the amount of your contract value in any guarantee period on the date of death, increased by any upward market value adjustment (but not decreased by any negative market value adjustment) or (b) the total amount that the contract obligates JHVLICO to pay by reason of such death. If JHVLICO fails to make payment when due of any amount that is guaranteed by JHFS, you could directly request JHFS to satisfy JHVLICO's obligation, and JHFS must do so. You would not have to make any other demands on JHVLICO as a precondition to making a claim against JHFS under the guarantee.

                             ADDITIONAL INFORMATION

  CONTENTS OF THIS SECTION                                    STARTING ON PAGE
  Description of JHVLICO. . . . . . . . . . . . . . . . . . . . .     21

  How to find further information about JHVLICO and JHFS. . . . .     21

  Who should purchase a contract. . . . . . . . . . . . . . . . .     22

  How we support the variable investment options. . . . . . . . .     22

  How we support the guarantee periods. . . . . . . . . . . . . .     23

  How the guarantee periods work. . . . . . . . . . . . . . . . .     23

  The accumulation period . . . . . . . . . . . . . . . . . . . .     24

  The annuity period. . . . . . . . . . . . . . . . . . . . . . .     25

  Variable investment option valuation procedures . . . . . . . .     28

  Description of charges at the fund level. . . . . . . . . . . .     28

  Distribution requirements following death of owner. . . . . . .     28

  Miscellaneous provisions. . . . . . . . . . . . . . . . . . . .     29

  Tax information . . . . . . . . . . . . . . . . . . . . . . . .     29

  Performance information . . . . . . . . . . . . . . . . . . . .     36

  Reports . . . . . . . . . . . . . . . . . . . . . . . . . . . .     36

  Voting privileges . . . . . . . . . . . . . . . . . . . . . . .     37

  Certain changes . . . . . . . . . . . . . . . . . . . . . . . .     37

  Distribution of contracts . . . . . . . . . . . . . . . . . . .     37

  Experts . . . . . . . . . . . . . . . . . . . . . . . . . . . .     38

  Registration statement. . . . . . . . . . . . . . . . . . . . .     39

  Condensed financial information . . . . . . . . . . . . . . . .     40

  Appendix A - Details About Our Guarantee Periods. . . . . . . .     45

  Appendix B - Examples of Withdrawal Charge Calculation. . . . .     47

DESCRIPTION OF JHVLICO

  We are JHVLICO, a stock life insurance company chartered in 1979 under Massachusetts law, with its home office at 197 Clarendon Street, Boston, Massachusetts 02117. We are authorized to transact a life insurance and annuity business in all states other than New York and in the District of Columbia.

  We are regulated and supervised by the Massachusetts Commissioner of Insurance, who periodically examines our affairs. We also are subject to the applicable insurance laws and regulations of all jurisdictions in which we are authorized to do business. We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions in which we do business for purposes of determining solvency and compliance with local insurance laws and regulations. The regulation to which we are subject, however, does not provide a guarantee as to such matters.

  We are a wholly-owned subsidiary of John Hancock Life Insurance Company ("John Hancock"), a Massachusetts stock life insurance company. On February 1, 2000, John Hancock Mutual Life Insurance Company (which was chartered in Massachusetts in 1862) converted to a stock company by "demutualizing" and changed its name to John Hancock Life Insurance Company. As part of the demutualization process, John Hancock became a subsidiary of John Hancock Financial Services, Inc., a newly formed publicly-traded corporation. In April 2004, John Hancock Financial Services, Inc. was merged with a subsidiary of Manulife Financial Corporation, a publicly-traded corporation organized under the laws of Canada. The merger was effected pursuant to an Agreement and Plan of Merger dated as of September 28, 2003. As a consequence of the merger, John Hancock's ultimate parent is now Manulife Financial Corporation. John Hancock's home office is at John Hancock Place, Boston, Massachusetts 02117. As of December 31, 2003, John Hancock's assets were approximately $96 billion and it had invested approximately $575 million in JHVLICO in connection with JHVLICO's organization and operation. It is anticipated that John Hancock will from time to time make additional capital contributions to JHVLICO to enable us to meet our reserve requirements and expenses in connection with our business. John Hancock is committed to make additional capital contributions if necessary to ensure that we maintain a positive net worth.

HOW TO FIND ADDITIONAL INFORMATION ABOUT JHVLICO AND JHFS

  JHFS files numerous documents and reports with the SEC, under a law commonly known as the "Exchange Act." This includes annual reports on Form 10-K, quarterly reports on Form 10-Q, other reports on Form 8-K, and proxy statements. JHVLICO and JHFS also file registration statements and other documents with the SEC, in addition to any that they file under the Exchange Act.

  You may read and copy all of the above documents, reports and registration statements at the SEC's public reference room, 450 Fifth Street, N.W., Washington, D.C. 20549. You may obtain information about how the public reference room works by calling 1-800-SEC-0330. Most of JHVLICO's and JHFS' filings with the SEC are also available to the public at the SEC's "web" site: http://www.sec.gov. Some of the reports and other documents that we file under the Exchange Act are deemed to be part of this prospectus, even though they are not physically included in this prospectus.

  These are the following reports and documents, which we "incorporate by reference" into this prospectus:

.. Form 10-K of JHFS for the year ended December 31, 2003;

.. Form 8-K of JHFS filed on February 6, 2004 and on February 24, 2004; and

.. All other documents or reports that JHVLICO or JHFS subsequently files with the SEC pursuant to Sections 13(a), 13(c), 14, or 15(d) of the Exchange Act (Prior to 2003, JHVLICO also filed reports on Forms 10-K and 10-Q. However, as discussed above under "What are the reasons for the additional guarantee?", JHVLICO no longer intends to file such reports.

We will provide to you, free of charge, a copy of any or all of the above documents or reports that are incorporated into this prospectus. To request such copies, please call or write the John Hancock Annuity Servicing Office using the phone number or address shown on page 2 of this prospectus.

WHO SHOULD PURCHASE A CONTRACT?

  We designed these contracts for individuals doing their own retirement planning, including purchases under plans and trusts that do not qualify for special tax treatment under the Internal Revenue Code of 1986 (the "Code"). We also offer the contracts for purchase under:

.. traditional individual retirement annuity plans ("traditional IRAs") satisfying the requirements of Section 408 of the Code;

.. non-deductible IRA plans ("Roth IRAs") satisfying the requirements of Section
  408A of the Code;

.. SIMPLE IRA plans adopted under Section 408(p) of the Code;

.. Simplified Employee Pension plans ("SEPs") adopted under Section 408(k) of the Code; and

.. annuity purchase plans adopted under Section 403(b) of the Code by public school systems and certain other tax-exempt organizations.

  We do not currently offer the contracts to every type of tax-qualified plan, and we may not offer the contracts for all types of tax-qualified plans in the future. In certain circumstances, we may make the contracts available for purchase under deferred compensation plans maintained by a state or political subdivision or tax exempt organization under Section 457 of the Code or by pension or profit-sharing plans qualified under section 401(a) of the Code. We provide general federal income tax information for contracts purchased in connection with tax qualified retirement plans beginning on page 33.

  When a contract forms part of a tax-qualified plan it becomes subject to special tax law requirements, as well as the terms of the plan documents themselves, if any. Additional requirements may apply to plans that cover a "self-employed individual" or an "owner-employee". Also, in some cases, certain requirements under "ERISA" (the Employee Retirement Income Security Act of 1974) may apply. Requirements from any of these sources may, in effect, take precedence over (and in that sense modify) the rights and privileges that an owner otherwise would have under a contract. Some such requirements may also apply to certain retirement plans that are not tax-qualified.

  We may include certain requirements from the above sources in endorsements or riders to the affected contracts. In other cases, we do not. In no event, however, do we undertake to assure a contract's compliance with all plan, tax law, and ERISA requirements applicable to a tax-qualified or non tax-qualified retirement plan. Therefore, if you use or plan to use a contract in connection with such a plan, you must consult with competent legal and tax advisers to ensure that you know of (and comply with) all such requirements that apply in your circumstances.

  To accommodate "employer-related" pension and profit-sharing plans, we provide "unisex" purchase rates. That means the annuity purchase rates are the same for males and females. Any questions you have as to whether you are participating in an "employer-related" pension or profit-sharing plan should be directed to your employer. Any question you or your employer have about unisex rates may be directed to the John Hancock Annuity Servicing Office.

HOW WE SUPPORT THE VARIABLE INVESTMENT OPTIONS

  We hold the fund shares that support our variable investment options in John Hancock Variable Annuity Account JF (the "Account"), a separate account established by JHVLICO under Massachusetts law. The Account is registered as a unit investment trust under the Investment Company Act of 1940 ("1940 Act").

  The Account's assets, including the Series Funds' shares, belong to JHVLICO. Each contract provides that amounts we hold in the Account pursuant to the policies cannot be reached by any other persons who may have claims against us.

  All of JHVLICO's general assets also support JHVLICO's obligations under the contracts, as well as all of its other obligations and liabilities. These general assets consist of all JHVLICO's assets that are not held in the Account (or in another separate account) under variable annuity or variable life insurance contracts that give their owners a preferred claim on those assets.

DESCRIPTION OF CHARGES AT THE FUND LEVEL

  The funds must pay investment management fees and other operating expenses. These fees and expenses, as shown in the fund expense table in the Fee Tables, are different for each fund and reduce the investment return of each fund. Therefore, they also indirectly reduce the return you will earn on any variable investment options you select.

  The figures for the funds shown in the fund expense table are based on historical fund expenses, as a percentage (rounded to two decimal places) of each fund's average daily net assets for 2003, except as indicated in the footnotes appearing at the end of the table. Expenses of the funds are not fixed or specified under the terms of the contract, and those expenses may vary from year to year.

HOW WE SUPPORT THE GUARANTEE PERIODS

  All of JHVLICO's general assets (discussed above) support its obligations under the guarantee periods (as well as all of its other obligations and liabilities). To hold the assets that support primarily the guarantee periods, we have established a "non-unitized" separate account. With a non-unitized separate account, you have no interest in or preferential claim on any of the assets held in the account. The investments we purchase with amounts you allocated to the guarantee periods belong to us; any favorable investment performance on the assets allocated to the guarantee periods belongs to us.

  Instead, you earn interest at the guaranteed interest rate you selected, provided that you don't surrender, transfer, or withdraw your assets prior to the end of your selected guarantee period.

HOW THE GUARANTEE PERIODS WORK

  Amounts you allocate to the guarantee periods earn interest at a guaranteed rate commencing with the date of allocation. At the expiration of the guarantee period, we will automatically transfer its accumulated value to the Money Market option under your contract, unless you elect to:

.. withdraw all or a portion of any such amount from the contract,

.. allocate all or a portion of such amount to a new guarantee period or periods of the same or different duration as the expiring guarantee period, or

.. allocate all or a portion of such amount to one or more of the variable investment options.

  You must notify us of any such election, by mailing a request to us at the John Hancock Annuity Servicing Office at least 30 days prior to the end of the expiring guarantee period. We will notify you of the end of the guarantee period at least 30 days prior to its expiration. The first day of the new guarantee period or other reallocation will begin the day after the end of the expiring guarantee period.

  We currently make available guarantee periods with durations up to five years. You may not select a guarantee period if it extends beyond your contract's date of maturity. We reserve the right to add or delete guarantee periods from those that are available at any time for new allocations.

Guaranteed interest rates

  Each guarantee period has its own guaranteed rate. We may, at our discretion, change the guaranteed rate for future guarantee periods. These changes will not affect the guaranteed rates being paid on guarantee periods that have already commenced. Each time you allocate or transfer money to a guarantee period, a new guarantee period, with a new interest rate, begins to run with respect to that amount. The amount allocated or transferred earns a guaranteed rate that will continue unchanged until the end of that period. We will not make available any guarantee period offering a guaranteed rate below 3%.

             We make the final determination of guaranteed rates and guarantee periods to be declared. We cannot predict or assure the level of any future guaranteed rates or the availability of any future guaranteed periods.

  You may obtain information concerning the guaranteed rates applicable to the various guarantee periods, and the durations of the guarantee periods offered at any time by calling the John Hancock Annuity Servicing Office at the telephone number on page 2.

Calculation of market value adjustment ("MVA")

  If you withdraw, surrender, transfer, or otherwise remove money from a guarantee period prior to its expiration date, we will apply a market value adjustment. A market value adjustment also generally applies to:

.. death benefits pursuant to your contract,

.. amounts you apply to an annuity option, and

.. amounts paid in a single sum in lieu of an annuity.

  The market value adjustment increases or decreases your remaining value in the guarantee period. If the value in that guarantee period is insufficient to pay any negative MVA, we will deduct any excess from the value in your other investment options pro-rata based on the value in each. If there is insufficient value in your other investment options, we will in no event pay out more than the surrender value of the contract.

  Here is how the MVA works:

                           We compare:

                           . the guaranteed rate of the guarantee period from which the assets are being taken WITH

                           . the guaranteed rate we are currently offering for guarantee periods of the same duration as remains on the guarantee period from which the assets are being taken.

                           If the first rate exceeds the second by more than 1/2 %, the market value adjustment produces an increase in your contract's value.

                           If the first rate does not exceed the second by at least 1/2 %, the market value adjustment produces a decrease in your contract's value.

  For this purpose, we consider that the amount withdrawn from the guarantee period includes the amount of any negative MVA and is reduced by the amount of any positive MVA.

  The mathematical formula and sample calculations for the market value adjustment appear in Appendix A.

THE ACCUMULATION PERIOD

Your value in our variable investment options

  Each premium payment or transfer that you allocate to a variable investment option purchases accumulation units of that variable investment option.

  Similarly, each withdrawal or transfer that you take from a variable investment option (as well as certain charges that may be allocated to that option) result in a cancellation of such accumulation units.

Valuation of accumulation units

  To determine the number of accumulation units that a specific transaction will purchase or cancel, we use the following formula:

                  dollar amount of transaction
                                   DIVIDED BY
                  value of one accumulation unit for the
                  applicable variable investment option at the time of such transaction

   The value of each accumulation unit will change daily depending upon the investment performance of the fund that corresponds to that variable investment option and certain charges we deduct from such investment option. (See below under "Variable investment option valuation procedures.")

   Therefore, at any time prior to the date of maturity, the total value of your contract in a variable investment option can be computed according to the following formula:

                  number of accumulation units in the
                  variable investment options
                                      TIMES
                  value of one accumulation unit for the
                  applicable variable investment option at that time

Your value in the guarantee periods

   On any date, the total value of your contract in a guarantee period equals:

.. the amount of premium payments or transferred amounts allocated to the guarantee period, MINUS

.. the amount of any withdrawals or transfers paid out of the guarantee period, MINUS

.. the amount of any negative market value adjustments resulting from such withdrawals or transfers, PLUS

.. the amount of any positive market value adjustments resulting from such withdrawals and transfers, MINUS

.. the amount of any charges and fees deducted from that guarantee period, PLUS

.. interest compounded daily on any amounts in the guarantee period from time to time at the effective annual rate of interest we have declared for that guarantee period.

THE ANNUITY PERIOD

Date of maturity

   Your contract specifies the date of maturity, when payments from one of our annuity options are scheduled to begin. You initially choose a date of maturity when you complete your application for a contract. Unless we otherwise permit, the date of maturity must be

.. at least 6 months after the date the first premium payment is applied to your contract and

.. no later than the maximum age specified in your contract (normally age 95).

   Subject always to these requirements, you may subsequently select an earlier date of maturity. The John Hancock Annuity Servicing Office must receive your new selection at least 31 days prior to the new date of maturity, however.

   Also, if you are selecting or changing your date of maturity for a contract issued under a tax qualified plan, special limits apply. (See "Contracts purchased for a tax-qualified plan," beginning on page 31.)

Choosing fixed or variable annuity payments

   During the annuity period, the total value of your contract must be allocated to no more than four investment options. During the annuity period, we do not offer the guarantee periods. Instead, we offer annuity payments on a fixed basis as one investment option, and annuity payments on a variable basis for EACH variable investment option.

   We will generally apply (1) amounts allocated to the guarantee periods as of the date of maturity to provide annuity payments on a fixed basis and (2) amounts allocated to variable investment options to provide annuity payments on a variable basis. If you are using more than four investment options on the date of maturity, we will divide your contract's value among the four investment options with the largest values (directing all guarantee periods as a single option), pro-rata based on the amount of the total value of your contract that you have in each.

   We will make a market value adjustment to any remaining guarantee period amounts on the date of maturity, before we apply such amounts to an annuity payment option. We will also deduct any premium tax charge, if applicable.

   Once annuity payments begin, you may not make transfers from fixed to variable or from variable to fixed.

Selecting an annuity option

   Each contract provides, at the time of its issuance, for annuity payments to commence on the date of maturity pursuant to Option A: "life annuity with 10 years guaranteed" (discussed under "Annuity options" on page 27).

   Prior to the date of maturity, you may select a different annuity option. However, if the total value of your contract on the date of maturity is not at least $5,000, Option A: "life annuity with 10 years guaranteed" will apply, regardless of any other election that you have made. You may not change the form of annuity option once payments commence.

   If the initial monthly payment under an annuity option would be less than $50, we may make a single sum payment equal to the total surrender value of your contract on the date the initial payment would be payable. Such single payment would replace all other benefits.

   Subject to that $50 minimum limitation, your beneficiary may elect an annuity option if:

.. you have not made an election prior to the annuitant's death;

.. the beneficiary is entitled to payment of a death benefit of at least $5,000 in a single sum; and

.. the beneficiary notifies us of the election prior to the date the proceeds become payable.

Variable monthly annuity payments

   We determine the amount of the first variable monthly payment under any variable investment option by using the applicable annuity purchase rate for the annuity option under which the payment will be made. The contract sets forth these annuity purchase rates. In most cases they vary by the age and gender of the annuitant or other payee.

  The amount of each subsequent variable annuity payment under that variable investment option depends upon the investment performance of that variable investment option.

   Here's how it works:

.. we calculate the actual net investment return of the variable investment option (after deducting all charges) during the period between the dates for determining the current and immediately previous monthly payments.

.. if that actual net investment return exceeds the "assumed investment rate"
  (explained below), the current monthly payment will be larger than the previous one.

.. if the actual net investment return is less than the assumed investment rate, the current monthly payment will be smaller than the previous one.

   Assumed investment rate: The assumed investment rate for any variable portion of your annuity payments will be 3 1/2 % per year, except as follows.

   You may elect an assumed investment rate of 5% or 6%, provided such a rate is available in your state. If you elect a higher assumed investment rate, your initial variable annuity payment will also be higher. Eventually, however, the monthly variable annuity payments may be smaller than if you had elected a lower assumed investment rate.

Fixed monthly annuity payments

   The dollar amount of each fixed monthly annuity payment is specified during the entire period of annuity payments, according to the provisions of the annuity option selected. To determine such dollar amount we first, in accordance with the procedures described above, calculate the amount to be applied to the fixed annuity option as of the date of maturity. We then subtract any applicable premium tax charge and divide the difference by $1,000.

   We then multiply the result by the greater of:

.. the applicable fixed annuity purchase rate shown in the appropriate table in the contract; or

.. the rate we currently offer at the time of annuitization. (This current rate may be based on the sex of the annuitant, unless prohibited by law.)

Annuity options

   Here are some of the annuity options that are available, subject to the terms and conditions described above. We reserve the right to make available optional methods of payment in addition to those annuity options listed here and in your contract.

   OPTION A: LIFE ANNUITY WITH PAYMENTS FOR A GUARANTEED PERIOD - We will make monthly payments for a guaranteed period of 5, 10, or 20 years, as selected by you or your beneficiary, and after such period for as long as the payee lives.

   If the payee dies prior to the end of such guaranteed period, we will continue payments for the remainder of the guarantee period to a contingent payee, subject to the terms of any supplemental agreement issued.

   Federal income tax requirements currently applicable to contracts used with H.R. 10 plans and individual retirement annuities provide that the period of years guaranteed under Option A cannot be any greater than the joint life expectancies of the payee and his or her designated beneficiary.

   OPTION B: LIFE ANNUITY WITHOUT FURTHER PAYMENT ON DEATH OF PAYEE: - We will make monthly payments to the payee as long as he or she lives. We guarantee no minimum number of payments.

   OPTION C: JOINT AND LAST SURVIVOR - We will provide payments monthly, quarterly, semiannually, or annually, for the payee's life and the life of the payee's spouse/joint payee. Upon the death of one payee, we will continue payments to the surviving payee. All payments stop at the death of the surviving payee.

   OPTION D: JOINT AND 1/2 SURVIVOR; OR JOINT AND 2/3 SURVIVOR - We will provide payments monthly, quarterly, semiannually, and annually for the payee's life and the life of the payee's spouse/joint payee. Upon the death of one payee, we will continue payments (reduced to 1/2 or 2/3 the full payment amount) to the surviving payee. All payments stop at the death of the surviving payee.

   OPTION E: LIFE INCOME WITH CASH REFUND - We will provide payments monthly, quarterly, semiannually, or annually for the payee's life. Upon the payee's death, we will provide a contingent payee with a lump-sum payment, if the total payments to the payee were less than the accumulated value at the time of annuitization. The lump-sum payment, if any, will be for the balance.

   OPTION F: INCOME FOR A FIXED PERIOD - We will provide payments monthly, quarterly, semiannually, or annually for a pre-determined period of time to a maximum of 30 years. If the payee dies before the end of the fixed period, payments will continue to a contingent payee until the end of the period.

   OPTION G: INCOME OF A SPECIFIC AMOUNT - We will provide payments for a specific amount. Payments will stop only when the amount applied and earnings have been completely paid out. If the payee dies before receiving all the payments, we will continue payments to a contingent payee until the end of the contract.

   With Options A, B, C, and D, we offer both fixed and/or variable annuity payments. With Options E, F, and G, we offer only fixed annuity payments. Payments under Options F and G must continue for 10 years, unless your contract has been in force for 5 years or more.

   If the payee is more than 85 years old on the date of maturity, the following two options are not available:

.. Option A: "life annuity with 5 years guaranteed" and

.. Option B: "life annuity without further payment on the death of payee."

VARIABLE INVESTMENT OPTION VALUATION PROCEDURES

   We compute the net investment return and accumulation unit values for each variable investment option as of the end of each business day. A business day is any date on which the New York Stock Exchange is open for regular trading. Each business day ends at the close of regular trading for the day on that exchange. Usually this is 4:00 p.m., Eastern time. On any date other than a business day, the accumulation unit value or annuity unit value will be the same as the value at the close of the next following business day.

DISTRIBUTION REQUIREMENTS FOLLOWING DEATH OF OWNER

   If you did not purchase your contract under a tax qualified plan (as that term is used below), the Code requires that the following distribution provisions apply if you die. We summarize these provisions in the following box. (If your contract has joint owners, these provisions apply upon the death of the first to die.)

   In most cases, these provisions do not cause a problem if you are also the annuitant under your policy. If you have designated someone other than yourself as the annuitant, however, your heirs will have less discretion than you would have had in determining when and how the contract's value would be paid out.

       IF YOU DIE BEFORE ANNUITY PAYMENTS HAVE BEGUN:

       . if the contract's designated beneficiary is your surviving spouse, your spouse may continue the contract in force as the owner.

       . if the beneficiary is not your surviving spouse OR if the beneficiary is your surviving spouse but chooses not to continue the contract, the "entire interest" (as discussed below) in the contract on the date of your death must be:

          (1) paid out in full within five years of your death or

          (2) applied in full towards the purchase of a life annuity on the beneficiary with payments commencing within one year of your death.

          If you are the last surviving annuitant, as well as the owner, the entire interest in the contract on the date of your death equals the death benefit that then becomes payable. If you are the owner but not the last surviving annuitant, the entire interest equals:

       . the surrender value if paid out in full within five years of your death, or

       . the total value of your contract applied in full towards the purchase of a life annuity on the beneficiary with payments commencing within one year of your death.

       IF YOU DIE ON OR AFTER ANNUITY PAYMENTS HAVE BEGUN:

       . any remaining amount that we owe must be paid out at least as rapidly as under the method of making annuity payments that is then in use.

   The Code imposes very similar distribution requirements on contracts used to fund tax qualified plans. We provide the required provisions for tax qualified plans in separate disclosures and endorsements.

Notice of the death of an owner or annuitant should be furnished promptly to the John Hancock Annuity Servicing Office.

MISCELLANEOUS PROVISIONS

Assignment; change of owner or beneficiary

   To qualify for favorable tax treatment, certain contracts can't be sold; assigned; discounted; or pledged as collateral for a loan, as security for the performance of an obligation, or for any other purpose, unless the owner is a trustee under section 401(a) of the Internal Revenue Code.

   Subject to these limits, while the annuitant is alive, you may designate someone else as the owner by written notice to the John Hancock Annuity Servicing Office. You choose the beneficiary in the application for the contract. You may change the beneficiary by written notice no later than receipt of due proof of the death of the annuitant. Changes of owner or beneficiary will take effect when we receive them, whether or not you or the annuitant is then alive. However, these changes are subject to:

.. the rights of any assignees of record and

.. certain other conditions referenced in the contract.

An assignment, pledge, or other transfer may be a taxable event. See "Tax information" below. Therefore, you should consult a competent tax adviser before taking any such action.

TAX INFORMATION

Our income taxes

   We are taxed as a life insurance company under the Internal Revenue Code (the "Code"). The Account is taxed as part of our operations and is not taxed separately.

   The contracts permit us to deduct a charge for any taxes we incur that are attributable to the operation or existence of the contracts or the Account. Currently, we do not anticipate making a charge of such taxes. If the level of the current taxes increases, however, or is expected to increase in the future, we reserve the right to make a charge in the future.

Special Considerations for Optional Benefit Riders

   If you have elected the optional stepped-up death benefit rider or accidental death benefit rider, it is our understanding that the charges relating to these riders are not subject to current taxation. The Internal Revenue Service ("IRS") might take the position, however, that each charge associated with the rider is deemed a partial withdrawal from the contract subject to current income tax to the extent of any gains and, if applicable, the 10% penalty tax for premature distributions from annuities. We understand that you are not prevented from adding any of our optional death benefit riders to your contract if it is issued as an IRA. However, the law is unclear because IRAs generally may not invest in "life insurance contracts." Therefore, it is possible that a Contract may be disqualified as an IRA if it has an optional death benefit rider added to it. If so, you may be subject to increased taxes.

   At present, the IRS has not provided guidance as to the tax effect of adding an optional nursing home waiver of withdrawal charge rider to an annuity contract. The IRS might take the position that each charge associated with these riders is deemed a withdrawal from the contract subject to current income tax to the extent of any gains and, if applicable, the 10% penalty tax for premature withdrawals.

   We do not currently report rider charges as partial withdrawals, but we may do so in the future if we believe that the IRS would require us to report them as such. You should consult a competent tax adviser before electing any of these optional benefit riders.

Contracts not purchased to fund a tax qualified plan

 Undistributed gains

   We believe the contracts will be considered annuity contracts under Section 72 of the Code. This means that, ordinarily, you pay no federal income tax on any gains in your contract until we actually distribute assets to you.

   However, a contract owned other than by a natural person (e.g., corporations, partnerships, limited liability companies and other such entities) does not generally qualify as an annuity for tax purposes. Any increase in value therefore would constitute ordinary taxable income to such an owner in the year earned.

 Annuity payments

   When we make payments under a contract in the form of an annuity, each payment will result in taxable ordinary income to you, to the extent that each such payment exceeds an allocable portion of your "investment in the contract" (as defined in the Code). In general, your "investment in the contract" equals the aggregate amount of premium payments you have made over the life of the contract, reduced by any amounts previously distributed from the contract that were not subject to tax.

   The Code prescribes the allocable portion of each such annuity payment to be excluded from income according to one formula if the payments are variable and a somewhat different formula if the payments are fixed. In each case, speaking generally, the formula seeks to allocate an appropriate amount of the investment in the contract to each payment. After the entire "investment in the contract" has been distributed, any remaining payment is fully taxable.

 Surrenders, withdrawals and death benefits

   When we make a single sum payment from a contract, you have ordinary taxable income, to the extent the payment exceeds your "investment in the contract" (discussed above). Such a single sum payment can occur, for example, if you surrender your contract before the date of maturity or if no annuity payment option is selected for a death benefit payment.

   When you take a partial withdrawal from a contract before the date of maturity, including a payment under a systematic withdrawal plan, all or part of the payment may constitute taxable ordinary income to you. If, on the date of withdrawal, the total value of your contract exceeds the investment in the contract, the excess will be considered "gain" and the withdrawal will be taxable as ordinary income up to the amount of such "gain". Taxable withdrawals may also be subject to the special penalty tax for premature withdrawals as explained below. When only the investment in the contract remains, any subsequent withdrawal made before the date of maturity will be a tax-free return of investment. If you assign or pledge any part of your contract's value, the value so pledged or assigned is taxed the same way as if it were a partial withdrawal.

   For purposes of determining the amount of taxable income resulting from a single sum payment or a partial withdrawal, all annuity contracts issued by us or our affiliates to the owner within the same calendar year will be treated as if we issued a single contract.

   All or part of any death benefit proceeds may constitute a taxable payout of earnings. A death benefit payment generally results in taxable ordinary income to the extent such payment exceeds your "investment in the contract."

   Under the Code, an annuity must provide for certain required distributions. For example, if the owner dies on or after the maturity date, and before the entire annuity value has been paid, the remaining value must be distributed at least as rapidly as under the method of distribution being used at the date of the owner's death. We discuss other distribution requirements in the preceding section entitled "Distribution requirements following death of owner."

 Penalty for premature withdrawals

   The taxable portion of any withdrawal, single sum payment and certain death benefit payment may also trigger an additional 10% penalty tax. The penalty tax does not apply to payments made to you after age 59 1/2, or on account of your death or disability. Nor will it apply to withdrawals in substantially equal periodic payments over the life of the payee (or over the joint lives of the payee and the payee's beneficiary).

 Puerto Rico annuity contracts not purchased to fund a tax qualified plan

   Under the Puerto Rico tax laws, distributions from a contract not purchased to fund a tax qualified plan ("Non-Qualified Contract") before annuitization are treated as non-taxable return of principal until the principal is fully recovered. Thereafter, all distributions are fully taxable. Distributions after annuitization are treated as part taxable income and part non-taxable return of principal. The amount excluded from gross income after annuitization is equal to the amount of the distribution in excess of 3% of the total purchase payments paid, until an amount equal to the total purchase payments paid has been excluded. Thereafter, the entire distribution from a Non-Qualified Contract is included in gross income. Puerto Rico does not currently impose an early withdrawal penalty tax. Generally, Puerto Rico does not require income tax to be withheld from distributions of income.

Diversification requirements

   Each of the funds of the Series Fund intends to qualify as a regulated investment company under Subchapter M of the Code and meet the investment diversification tests of Section 817(h) of the Code and the underlying regulations. Failure to do so could result in current taxation to you on gains in your contract for the year in which such failure occurred and thereafter.

   The Treasury Department or the Internal Revenue Service may, at some future time, issue a ruling or regulation presenting situations in which it will deem contract owners to exercise "investor control" over the fund shares that are attributable to their contracts. The Treasury Department has said informally that this could limit the number or frequency of transfers among variable investment options. This could cause you to be taxed as if you were the direct owner of your allocable portion of fund shares. We reserve the right to amend the contracts or the choice of investment options to avoid, if possible, current taxation to the owners.

Contracts purchased for a tax qualified plan

   We have no responsibility for determining whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular employee is eligible for inclusion under a plan. In general, the Code imposes limitations on the amount of annual compensation that can be contributed into a tax-qualified plan, and contains rules to limit the amount you can contribute to all of your tax-qualified plans. Trustees and administrators of tax qualified plans may, however, generally invest and reinvest existing plan assets without regard to such Code imposed limitations on contributions. Certain distributions from tax qualified plans may be transferred directly to another plan, unless funds are added from other sources, without regard to such limitations.

   The Code generally requires tax-qualified plans (other than Roth IRAs) to begin making annual distributions of at least a minimum amount each year after a specified point. For example, minimum distributions to an employee under an employer's pension and profit sharing plan qualified under Section 401(a) of the Code must begin no later than April 1 of the year following the year in which the employee reaches age 70 1/2 or, if later, retires. On the other hand, distributions from a traditional IRA, SIMPLE IRA or SEP IRA must begin no later than April 1 of the year following the year in which the contract owner attains age 70 1/2. The minimum amount of a distribution and the time when distributions start will vary by plan.

 Tax-free rollovers

   For tax years beginning in 2002, if permitted under your plans, you may make a tax-free rollover from:

.. a traditional IRA to another traditional IRA,

.. a traditional IRA to another tax-qualified plan, including a Section 403(b) plan

.. any tax-qualified plan (other than a Section 457 deferred compensation plan maintained by a tax-exempt organization) to a traditional IRA,

.. any tax-qualified plan (other than a Section 457 deferred compensation plan maintained by a tax exempt organization) to another tax-qualified plan, including a roll-over of amounts from your prior plan derived from your "after-tax" contributions from "involuntary" distributions,

.. a Section 457 deferred compensation plan maintained by a tax-exempt organization to another Section 457 deferred compensation plan maintained by a tax-exempt organization and

.. a traditional IRA to a Roth IRA, subject to special restrictions discussed below.

   In addition, if your spouse survives you, he or she is permitted to rollover your tax-qualified retirement account to another tax-qualified retirement account in which your surviving spouse participates, to the extent permitted by your surviving spouse' plan.

 Traditional IRAs

   Annual contribution limit. A traditional individual retirement annuity (as defined in Section 408 of the Code) generally permits an eligible purchaser to make annual contributions which cannot exceed the lesser of:

.. 100% of compensation includable in your gross income, or

.. the IRA annual limit for that tax year. For tax years beginning in 2002, 2003 and 2004, the annual limit is $3,000 per year. For tax years beginning in 2005, 2006 and 2007, the annual limit is $4,000 per year and, for the tax year beginning in 2008, the annual limit is $5,000. After that, the annual limit is indexed for inflation in $500 increments as provided in the Code.

   Catch-Up Contributions. An IRA holder age 50 or older may increase contributions from compensation to an IRA by an amount up to $500 a year for tax years beginning in 2002, 2003, 2004 and 2005, and by an amount up to $1,000 for the tax year beginning in 2006.

   Spousal IRA. You may also purchase an IRA contract for the benefit of your spouse (regardless of whether your spouse has a paying job). You can generally contribute up to the annual limit for each of you and your spouse (or, if less, your combined compensation).

   Deductibility of contributions. You may be entitled to a full deduction, a partial deduction or no deduction for your traditional IRA contribution on your federal income tax return.

    The amount of your deduction is based on the following factors:

.. whether you or your spouse is an active participant in an employer sponsored retirement plan,

.. your federal income tax filing status, and

.. your "Modified Adjusted Gross Income."

   Your traditional IRA deduction is subject to phase out limits, based on your Modified Adjusted Gross Income, which are applicable according to your filing status and whether you or your spouse are active participants in an employer sponsored retirement plan. You can still contribute to a traditional IRA even if your contributions are not deductible.

   Distributions. In general, all amounts paid out from a traditional IRA contract (in the form of an annuity, a single sum, death benefits or partial withdrawal), are taxable to the payee as ordinary income. As in the case of a contract not purchased under a tax-qualified plan, you may incur additional adverse tax consequences if you make a surrender or withdrawal before you reach age 59 1/2 (unless certain exceptions apply as specified in Code section 72(t)). If you have made any non-deductible contributions to an IRA contract, all or part of any withdrawal or surrender proceeds, single sum death benefit or annuity payment, may be excluded from your taxable income when you receive the proceeds.

   The tax law requires that annuity payments under a traditional IRA contract begin no later than April 1 of the year following the year in which the owner attains age 70 1/2.

 Roth IRAs

   Annual contribution limit. A Roth IRA is a type of non-deductible IRA. In general, you may make purchase payments of up to the IRA annual limit ($3,000 per year for tax years beginning in 2002, 2003 and 2004; $4,000 per year for tax years beginning in 2005, 2006 and 2007, and $5,000 for the tax year beginning in
2008). After that, the annual limit is indexed for inflation in $500 increments as provided in the Code.

   The IRA annual limit for contributions to a Roth IRA phases out (i.e., is reduced) for single taxpayers with adjusted gross incomes between $95,000 and $110,000, for married taxpayers filing jointly with adjusted gross incomes between $150,000 and $160,000, and for a married taxpayer filing separately with adjusted gross income between $0 and $10,000.

   Catch-Up Contributions. A Roth IRA holder age 50 or older may increase contributions from compensation to an IRA by an amount up to $500 a year for tax years beginning in 2002, 2003, 2004 and 2005, and by an amount up to $1,000 for the tax year beginning in 2006.

   Spousal IRA. You may also purchase a Roth IRA contract for the benefit of your spouse (regardless of whether your spouse has a paying job). You can generally contribute up to the annual limit for each of you and your spouse (or, if less, your combined compensation), subject to the phase-out rules discussed above.

   Distributions. If you hold your Roth IRA for at least five years the payee will not owe any federal income taxes or early withdrawal penalties on amounts paid out from the contract:

.. after you reach age 59 1/2,

.. on your death or disability, or

.. to qualified first-time home buyers (not to exceed a lifetime limitation of $10,000) as specified in the Code.

   The Code treats payments you receive from Roth IRAs that do not qualify for the above tax free treatment first as a tax-free return of the contributions you made. However, any amount of such non-qualifying payments or distributions that exceed the amount of your contributions is taxable to you as ordinary income and possibly subject to the 10% penalty tax (unless certain exceptions apply as specified in Code section 72(t).

   Conversion to a Roth IRA. You can convert a traditional IRA to a Roth IRA, unless

.. you have adjusted gross income over $100,000, or

.. you are a married taxpayer filing a separate return.

The Roth IRA annual contribution limit does not apply to converted amounts.

   You must, however, pay tax on any portion of the converted amount that would have been taxed if you had not converted to a Roth IRA. No similar limitations apply to rollovers from one Roth IRA to another Roth IRA.

 SIMPLE IRA plans

   In general, a small business employer may establish a SIMPLE IRA retirement plan if the employer employed 100 or fewer employees earning at least $5,000 during the preceding year. As an eligible employee of the business, you may make pre-tax contributions to the SIMPLE IRA plan. You may specify the percentage of compensation that you want to contribute under a qualified salary reduction arrangement, provided the amount does not exceed the SIMPLE IRA annual contribution limit. The SIMPLE IRA annual limit is $7,000 for tax years beginning in 2002, $8,000 for 2003, $9,000 for 2004, and $10,000 for 2005. After
that, the annual limit is indexed for inflation in $500 increments as provided in the Code. Your employer must elect to make a matching contribution of up to 3% of your compensation or a non-elective contribution equal to 2% of your compensation.

   Catch-Up Contributions. A SIMPLE IRA holder age 50 or older may increase contributions of compensation by an amount up to $500 for tax years beginning in 2002, $1,000 for 2003, $1,500 for 2004, $2,000 for 2005 and $2,500 for 2006.
After that, for tax years beginning in 2007, the SIMPLE IRA catch-up contribution limit is indexed annually for inflation in $500 increments as provided in the Code.

   Distributions. The requirements for minimum distributions from a SIMPLE IRA retirement plan, and rules on taxation of distributions from a SIMPLE retirement plan, are generally the same as those discussed above for distributions from a traditional IRA.

 Simplified Employee Pension plans (SEPs)

   SEPs are employer sponsored plans that may accept an expanded rate of contributions from one or more employers. Employer contributions are flexible, subject to certain limits under the Code, and are made entirely by the business owner directly to a SEP-IRA owned by the employee. Contributions are tax-deductible by the business owner and are not includable in income by employees until withdrawn. The maximum deductible amount that may be contributed to a SEP is 25% of compensation, up to the SEP compensation limit specified in the Code for the year ($200,000 for the year 2002) with a cap of $40,000.

   Distributions. The requirements for minimum distributions from a SEP-IRA, and rules on taxation of distributions from a SEP-IRA, are generally the same as those discussed above for distributions from a traditional IRA.

 Section 403(b) plans

   Under these tax-sheltered annuity arrangements, public school systems and certain tax-exempt organizations can make premium payments into "403(b) contracts" owned by their employees that are not taxable currently to the employee.

   Annual Contribution Limit. In general, the amount of the non-taxable contributions made for a 403(b) contract each year may not, together with all other deferrals the employee elects under other tax-qualified plans, exceed an annual "elective deferral limit" (see "Elective Deferral Limits," below). The annual contribution limit is subject to certain other limits described in
Section 415 of the Code and the regulations thereunder. Special rules apply for certain organizations that permit participants to increase their elective deferrals.

   Catch-Up Contributions. A Section 403(b) plan participant age 50 or older may increase contributions to a 403(b) plan by an amount that, together with all other catch-up contributions made to other tax-qualified plans, does not exceed an annual "elective catch-up limit." (See "Elective Catch-Up Limits," below.)

   Distributions. When we make payments from a 403(b) contract on surrender of the contract, partial withdrawal, death of the annuitant, or commencement of an annuity option, the payee ordinarily must treat the entire payment as ordinary taxable income. Moreover, the Code prohibits distributions from a 403(b) contract before the employee reaches age 59 1/2, except:

.. on the employee's separation from service, death, or disability,

.. with respect to distributions of assets held under a 403(b) contract as of December 31, 1988, and

.. transfers and exchanges to other products that qualify under Section 403(b).

   Minimum distributions under a 403(b) contract must begin no later than April 1 of the year following the year in which the employee reaches age 70 1/2 or, if later, retires.

 Pension and profit sharing plans qualified under Section 401(a)

   In general, an employer may deduct from its taxable income premium payments it makes under a qualified pension or profit-sharing plan described in Section 401(a) of the Code. Employees participating in the plan generally do not have to pay tax on such contributions when made. Special requirements apply if a 401(a) plan covers an employee classified under the Code as a "self-employed individual" or as an "owner-employee."

   Annuity payments (or other payments, such as upon withdrawal, death or surrender) generally constitute taxable income to the payee; and the payee must pay income tax on the amount by which a payment exceeds its allocable share of the employee's "investment in the contract" (as defined in the Code), if any. In general, an employee's "investment in the contract" equals the aggregate amount of premium payments made by the employee.

   The non-taxable portion of each annuity payment is determined, under the Code, according to one formula if the payments are variable and a somewhat different formula if the payments are fixed. In each case, speaking generally, the formula seeks to allocate an appropriate amount of the investment in the contract to each payment. Favorable procedures may also be available to taxpayers who had attained age 50 prior to January 1, 1986.

   Minimum distributions to the employee under an employer's pension and profit sharing plan qualified under Section 401(a) of the Code must begin no later than April 1 of the year following the year in which the employee (except an employee who is a "5-percent owner" as defined in Code section 416) reaches age 70 1/2 or, if later, retires.

 "Top-heavy" plans

   Certain plans may fall within the definition of "top-heavy plans" under
Section 416 of the Code. This can happen if the plan holds a significant amount of its assets for the benefit of "key employees" (as defined in the Code). You should consider whether your plan meets the definition. If so, you should take care to consider the special limitations applicable to top-heavy plans and the potentially adverse tax consequences to key employees.

     Section 457 deferred compensation plans

   Under the provisions of Section 457 of the Code, you can exclude a portion of your compensation from gross income if you participate in a deferred compensation plan maintained by:

.. a state,

.. a political subdivision of a state,

.. an agency or instrumentality or a state or political subdivision of a state, or

.. a tax-exempt organization.

   As a "participant" in such a deferred compensation plan, any amounts you exclude (and any income on such amounts) will be includible in gross income only for the taxable year in which such amounts are paid or otherwise made available to the annuitant or other payee.

   The deferred compensation plan must satisfy several conditions, including the following:

.. the plan must not permit distributions prior to your separation from service
  (except in the case of an unforeseen emergency), and

.. all compensation deferred under the plan shall remain solely the employer's property and may be subject to the claims of its creditors.

   Annual contribution limit. The amount of the non-taxable contributions made for a Section 457 plan each year may not, together with all other deferrals the employee elects under other tax-qualified plans, exceed an annual "elective deferral limit," and is subject to certain other limits described in Section 402(g) of the Code. (See "Elective Deferral Limits," below.)

   Catch-Up Contributions. A 457 plan participant age 50 or older may increase contributions to a 457 plan by an amount that, together with all other catch-up contributions made to other tax-qualified plans, does not exceed an annual "elective catch-up limit." (See "Elective Catch-Up Limits," below.)

   Distributions. When we make payments under your contract in the form of an annuity, or in a single sum such as on surrender, withdrawal or death of the annuitant, the payment is taxed as ordinary income. Minimum distributions under a Section 457 plan must begin no later than April 1 of the year following the year in which the employee reaches age 70 1/2 or, if later, retires.

 Elective Deferral Limits

   A participant in a Section 403(b) plan, a Section 457 Plan or in certain other types of tax-qualified pension and profit sharing plans that are commonly referred to as "401(k)" plans and "SARSEPS" may elect annually to defer current compensation so that it can be contributed to the applicable plan or plans. The annual elective deferral limit is $11,000 for tax years beginning in 2002, $12,000 for 2003, $13,000 for 2004, $14,000 for 2005 and $15,000 for 2006. After
that, for the tax years beginning in 2007, 2008 and 2009, the annual elective deferral limit is indexed for inflation in $500 increments as provided in the Code.

 Elective Catch-up Limits

   A participant in a Section 403(b) plan, a Section 457 Plan or in certain other types of tax-qualified pension and profit sharing plans that are commonly referred to as "401(k)" plans and "SARSEPS" who is age 50 or older may increase contributions by an amount up to $1,000 for tax years beginning in 2002, $2,000 for 2003, $3,000 for 2004, $4,000 for 2005 and $5,000 for 2006. After that, for the tax years beginning in 2007, the elective catch-up contribution limit is indexed for inflation in $500 increments as provided in the Code.

   Withholding on rollover distributions

   The tax law requires us to withhold 20% from certain distributions from tax qualified plans. We do not have to make the withholding, however, if you rollover your entire distribution to another plan and you request us to pay it directly to the successor plan. Otherwise, the 20% mandatory withholding will reduce the amount you can rollover to the new plan, unless you add funds to the rollover from other sources. Consult a qualified tax adviser before making such a distribution.

 Puerto Rico annuity contracts purchased to fund a tax-qualified plan

   The provisions of the tax laws of Puerto Rico vary significantly from those under the Internal Revenue Code of the United States with respect to the various "tax qualified" plans described above. Although we may offer variable annuity contracts in Puerto Rico in connection with "tax qualified" plans, the text of the prospectus under the subsection "Contracts purchased for a tax qualified plan" is inapplicable in Puerto Rico and should be disregarded.

See your own tax adviser

   The above description of Federal income tax consequences to owners of and payees under contracts, and of the different kinds of tax qualified plans which may be funded by the contracts, is only a brief summary and is not intended as tax advice. It does not include a discussion of federal estate and gift tax or state tax consequences. The rules under the Code governing tax qualified plans are extremely complex and often difficult to understand. Changes to the tax laws may be enforced retroactively. Anything less than full compliance with the applicable rules, all of which are subject to change from time to time, can have adverse tax consequences. The taxation of an annuitant or other payee has become so complex and confusing that great care must be taken to avoid pitfalls. For further information you should consult a qualified tax adviser.

PERFORMANCE INFORMATION

   We may advertise total return information about investments made in the variable investment options. We refer to this information as "Account level" performance. In our Account level advertisements, we usually calculate total return for 1, 5, and 10 year periods or since the beginning of the applicable variable investment option.

    Total return at the Account level is the percentage change between:

.. the value of a hypothetical investment in a variable investment option at the beginning of the relevant period, and

.. the value at the end of such period.

    At the Account level, total return reflects adjustments for:

.. the mortality and expense risk charges,

.. the administrative charge,

.. the annual contract fee, and

.. any withdrawal payable if the owner surrender his contract at the end of the relevant period.

Total return at the Account level does not, however, reflect any premium tax charges or any charges for optional benefit riders. Total return at the Account level will be lower than that at the Series Fund level where comparable charges are not deducted.

   We may also advertise total return in a non-standard format in conjunction with the standard format described above. The non-standard format is generally the same as the standard format except that it will not reflect any contract fee or withdrawal charge and it may be for additional durations.

   We may advertise "current yield" and "effective yield" for investments in a money market variable investment option. Current yield refers to the income earned on your investment in the money market investment option over a 7-day period an then annualized. In other words, the income earned in the period is assumed to be earned every 7 days over a 52-week period and stated as a percentage of the investment.

   Effective yield is calculated in a similar manner but, when annualized, the income earned by your investment is assumed to be reinvested and thus compounded over the 52-week period. Effective yield will be slightly higher than current yield because of this compounding effect of reinvestment.

   Current yield and effective yield reflect all the recurring charges at the Account level, but will not reflect any premium tax, any withdrawal charge, or any charge for optional benefit riders.

REPORTS

   At least annually, we will send you (1) a report showing the number and value of the accumulation units in your contract and (2) the financial statements of the Series Funds.

VOTING PRIVILEGES

   At meetings of the Series Funds' shareholders, we will generally vote all the shares of each Fund that we hold in the Account in accordance with instructions we receive from the owners of contracts that participate in the corresponding variable investment option.

CERTAIN CHANGES

Changes to the Account

   We reserve the right, subject to applicable law, including any required shareholder approval,

.. to transfer assets that we determine to be your assets from the Account to another separate account or investment option by withdrawing the same percentage of each investment in the Account with proper adjustments to avoid odd lots and fractions,

.. to add or delete variable investment options,

.. to change the underlying investment vehicles,

.. to operate the Account in any form permitted by law, and

.. to terminate the Account's registration under the 1940 Act, if such registration should no longer be legally required.

   Unless otherwise required under applicable laws and regulations, notice to or approval of owners will not be necessary for us to make such changes.

Variations in charges or rates for eligible classes

   We may allow a reduction in or the elimination of any contract charges, or an increase in a credited interest rate for a guarantee period. The affected contracts would involve sales to groups or classes of individuals under special circumstances that we expect to result in a reduction in our expenses associated with the sale or maintenance of the contracts, or that we expect to result in mortality or other risks that are different from those normally associated with the contracts.

   The entitlement to such variation in charges or rates will be determined by us based upon such factors as the following:

.. the size of the initial premium payment,

.. the size of the group or class,

.. the total amount of premium payments expected to be received from the group or class and the manner in which the premium payments are remitted,

.. the nature of the group or class for which the contracts are being purchased and the persistency expected from that group or class as well as the mortality or morbidity risks associated with that group or class;

.. the purpose for which the contracts are being purchased and whether that purpose makes it likely that the costs and expenses will be reduced, or

.. the level of commissions paid to selling broker-dealers or certain financial institutions with respect to contracts within the same group or class.

   We will make any reduction in charges or increase in initial guarantee rates according to our rules in effect at the time an application for a contract is approved. We reserve the right to change these rules from time to time. Any variation in charges or rates will reflect differences in costs and services, will apply uniformly to all prospective contract purchasers in the group or class, and will not be unfairly discriminatory to the interests of any owner. Any variation in charges or fees will reflect differences in costs and services, will apply uniformly to all prospective contract purchasers in the group or class, and will not be unfairly discriminatory to the interests of any owner.

DISTRIBUTION OF CONTRACTS

   Signator Investors, Inc. ("Signator") acts as principal distributor of the contracts sold through this prospectus. Signator is registered as a broker-dealer under the Securities Exchange Act of 1934, and a member of the National Association of Securities

Dealers, Inc. Signator's address is 197 Clarendon Street, Boston, Massachusetts 02116. Signator is a subsidiary of John Hancock Life Insurance Company.

   You can purchase a contract through registered representatives of broker-dealers and certain financial institutions who have entered into selling agreements with JHVLICO and Signator. We pay broker-dealers compensation for promoting, marketing and selling our variable insurance and variable annuity products. In turn, the broker-dealers pay a portion of the compensation to their registered representatives, under their own arrangements. Signator will also pay its own registered representatives for sales of the contracts to their customers. We do not expect the compensation we pay to such broker-dealers (including Signator) and financial institutions to exceed 7.0% of premium payments (on a present value basis) for sales of the contracts described in this prospectus. For limited periods of time, we may pay additional compensation to broker-dealers as part of special sales promotions. We offer these contracts on a continuous basis, but neither JHVLICO nor Signator is obligated to sell any particular amount of contracts. We also reimburse Signator for direct and indirect expenses actually incurred in connection with the marketing of these contracts.

   Signator representatives may receive additional cash or non-cash incentives (including expenses for conference or seminar trips and certain gifts) in connection with the sale of contracts issued by us. From time to time, Signator, at its expense, may also provide significant additional amounts to broker dealers or other financial services firms which sell or arrange for the sale of the contracts. Such compensation may include, for example, financial assistance to financial services firms in connection with their conferences or seminars, sales or training programs for invited registered representatives and other employees, payment for travel expenses, including lodging, incurred by registered representatives and other employees for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding the policies and/or other events or activities sponsored by the financial services firms. As a consequence of such additional compensation, representatives and financial services, including but not limited to Signator and its representatives, may be motivated to sell our contracts instead of contracts issued by other insurance companies.

EXPERTS

   Ernst & Young LLP have audited the consolidated financial statements of John Hancock Variable Life Insurance Company at December 31, 2003 and 2002, and for each of the three years in the period ended December 31, 2003, and the financial statements of John Hancock Variable Annuity Account JF at December 31, 2003 and for each of the periods indicated therein, as set forth in their reports. We've included the financial statements of JHVLICO and the financial statements of the Account in the Statement of Additional Information, which also is a part of the registration statement that contains this prospectus. These financial statements are included in the registration statement in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing.

REGISTRATION STATEMENT

  This prospectus omits certain information contained in the registration statement filed with the SEC. Among other things, the registration statement contains a "Statement of Additional Information" that we will send you without charge upon request. The Table of Contents of the Statement of Additional Information lists the following subjects that it covers:

                                                   PAGE OF SAI
DISTRIBUTION . . . . . . . . . . . . . . . . . . .     2

CALCULATION OF PERFORMANCE DATA. . . . . . . . . .     2

OTHER PERFORMANCE INFORMATION. . . . . . . . . . .     3

CALCULATION OF ANNUITY PAYMENTS. . . . . . . . . .     4

ADDITIONAL INFORMATION ABOUT DETERMINING
 UNIT VALUES . . . . . . . . . . . . . . . . . . .     5

PURCHASES AND REDEMPTIONS OF FUND SHARES . . . . .     6

THE ACCOUNT. . . . . . . . . . . . . . . . . . . .     6

DELAY OF CERTAIN PAYMENTS  . . . . . . . . . . . .     7

LIABILITY FOR TELEPHONE TRANSFERS. . . . . . . . .     7

VOTING PRIVILEGES. . . . . . . . . . . . . . . . .     7

FINANCIAL STATEMENTS . . . . . . . . . . . . . . .     9

                         CONDENSED FINANCIAL INFORMATION


                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT JF

  The following table provides selected data for Patriot accumulation shares for contracts with initial premium payments of less than $250,000. Each period begins on January 1, except that the first year of operation of an investment option begins on the date shown in the Notes at the end of this table.

                                   Year Ended    Year Ended    Year Ended    Year Ended    Year Ended    Year Ended    Year Ended
                                  December 31,  December 31,  December 31,  December 31,  December 31,  December 31,  December 31,
                                      2003          2002          2001          2000          1999          1998          1997
                                  ------------  ------------  ------------  ------------  ------------  ------------ --------------
EQUITY INDEX
Accumulation share value:
 Beginning of period(Note 1) . .      $7.16         $9.33        $10.74        $11.97        $10.00             --           --
 End of period . . . . . . . . .      $9.08         $7.16         $9.33        $10.74        $11.97             --           --
Number of Accumulation Shares
 outstanding at end of period. .     51,022        60,758        84,207       115,506       110,398             --           --
LARGE CAP VALUE
Accumulation share value:
 Beginning of period (Note 1). .      $9.75        $11.38        $11.38        $10.20        $10.00             --           --
 End of period . . . . . . . . .     $12.08         $9.75        $11.38        $11.38        $10.20             --           --
Number of Accumulation Shares
 outstanding at end of period. .     40,103        45,084        69,954        80,984       101,992             --           --
LARGE CAP GROWTH
Accumulation share value:
 Beginning of period (Note 1). .      $5.79         $8.13         $9.98        $12.31        $10.00             --           --
 End of period . . . . . . . . .      $7.19         $5.79         $8.13         $9.98        $12.31             --           --
Number of Accumulation Shares
 outstanding at end of period. .     50,560        53,908        74,845        86,341        72,822             --           --
EARNINGS GROWTH
Accumulation share value:
 Beginning of period (Note 1). .      $5.76         $8.63        $13.85        $21.87        $10.00             --           --
 End of period . . . . . . . . .      $7.10         $5.76         $8.63        $13.85        $21.87             --           --
Number of Accumulation Shares
 outstanding at end of period. .     90,017        98,370       112,159       154,934       143,380
GROWTH & INCOME
Accumulation share value:
 Beginning of period (Note 2). .      $5.66         $7.36        $10.00            --            --             --           --
 End of period . . . . . . . . .      $6.95         $5.66         $7.36            --            --             --           --
Number of Accumulation Shares
 outstanding at end of period. .    306,082       182,202       225,112            --            --             --           --
FUNDAMENTAL VALUE
Accumulation share value:
 Beginning of period (Note 2). .      $8.75        $10.73        $10.00            --            --             --           --
 End of period . . . . . . . . .     $11.12         $8.75        $10.73            --            --             --           --
Number of Accumulation Shares
 outstanding at end of period. .     21,714        23,612        30,710            --            --             --           --
FUNDAMENTAL GROWTH
Accumulation share value:
 Beginning of period (Note 2). .      $6.79         $9.86        $10.00            --            --             --           --
 End of period . . . . . . . . .      $8.84         $6.79         $9.86            --            --             --           --
Number of Accumulation Shares
 outstanding at end of period. .     11,404        10,008        24,747            --            --             --           --
MID CAP VALUE B (formerly
 "Small/Mid Cap CORE")
Accumulation share value:
 Beginning of period (Note 1). .     $10.27        $12.27        $12.36        $11.96        $10.00             --           --
 End of period . . . . . . . . .     $14.73        $10.27        $12.27        $12.36        $11.96             --           --
Number of Accumulation Shares
 outstanding at end of period. .     16,311        15,084        19,421        16,718        12,272             --           --
SMALL CAP GROWTH
Accumulation share value:
 Beginning of period (Note 2). .      $9.81        $14.19        $10.00            --            --             --           --
 End of period . . . . . . . . .     $12.39         $9.81        $14.19            --            --             --           --
Number of Accumulation Shares
 outstanding at end of period. .     29,375        31,651        35,009            --            --             --           --
SMALL CAP EMERGING GROWTH
Accumulation share value:
 Beginning of period (Note 1). .      $5.79         $8.17         $8.60         $9.56        $10.00             --           --
 End of period . . . . . . . . .      $8.52         $5.79         $8.17         $8.60         $9.56             --           --
Number of Accumulation Shares
 outstanding at end of period. .     12,101        14,125        12,245        16,236        14,326             --           --

                                   Year Ended    Year Ended    Year Ended    Year Ended    Year Ended    Year Ended    Year Ended
                                  December 31,  December 31,  December 31,  December 31,  December 31,  December 31,  December 31,
                                      2003          2002          2001          2000          1999          1998          1997
                                  ------------  ------------  ------------  ------------  ------------  ------------ --------------
INTERNATIONAL EQUITY INDEX
Accumulation share value:
 Beginning of period (Note 1). .     $6.77         $8.08        $10.27        $12.59        $10.00             --            --
 End of period . . . . . . . .       $9.49         $6.77         $8.08        $10.27        $12.59             --            --
Number of Accumulation Shares
 outstanding at end of period. .    10,664        13,070        14,510        19,558        18,759             --            --
OVERSEAS EQUITY B (formerly
 "International Opportunities")
Accumulation share value:
 Beginning of period (Note 1). .     $6.72         $8.33        $10.66        $12.91        $10.00             --            --
 End of period . . . . . . . . .     $8.79         $6.72         $8.33        $10.66        $12.91             --            --
Number of Accumulation Shares
 outstanding at end of period. .    38,739        42,177        48,242        50,459        21,856             --            --
OVERSEAS EQUITY
Accumulation share value:
 Beginning of period (Note 1). .     $7.79         $8.42         $9.12        $10.16        $10.00             --            --
 End of period . . . . . . . . .    $10.76         $7.79         $8.42         $9.12        $10.16             --            --
Number of Accumulation Shares
 outstanding at end of period. .     6,486         4,448         4,508         5,357         6,608             --            --
OVERSEAS EQUITY C (formerly
 "Emerging Markets Equity")
Accumulation share value:
 Beginning of period (Note 1). .     $9.07         $9.85        $10.35        $17.48        $10.00             --            --
 End of period . . . . . . . . .    $14.06         $9.07         $9.85        $10.35        $17.48             --            --
Number of Accumulation Shares
 outstanding at end of period. .     6,003         8,809         7,313         7,636         8,609             --            --
REAL ESTATE EQUITY
Accumulation share value:
 Beginning of period (Note 1). .    $13.11        $13.10        $12.54         $9.60        $10.00             --            --
 End of period . . . . . . . . .    $17.72        $13.11        $13.10        $12.54         $9.60             --            --
Number of Accumulation Shares
 outstanding at end of period. .     6,937         3,182         2,869         2,599         2,363             --            --
FINANCIAL INDUSTRIES (NOTE 3)
Accumulation share value:
 Beginning of period . . . . . .    $11.60        $14.58        $17.90        $14.25        $14.36         $13.39        $10.00
 End of period . . . . . . . . .    $14.43        $11.60        $14.58        $17.90        $14.25         $14.36        $13.39
Number of Accumulation Shares
 outstanding at end of period. .    24,757        29,786        44,296        59,272        59,300      1,826,652       645,730
MANAGED
Accumulation share value:
 Beginning of period (Note 1). .     $8.77        $10.24        $10.67        $10.80        $10.00             --            --
 End of period . . . . . . . . .    $10.31         $8.77        $10.24        $10.67        $10.80             --            --
Number of Accumulation Shares
 outstanding at end of period. .    17,668        19,124        20,975        26,890        25,357             --            --
SHORT-TERM BOND
Accumulation share value:
 Beginning of period (Note 1). .    $12.08        $11.57        $10.84        $10.17        $10.00             --            --
 End of period . . . . . . . . .    $12.26        $12.08        $11.57        $10.84        $10.17             --            --
Number of Accumulation Shares
 outstanding at end of period. .     7,829         5,826         6,019         6,207         5,058             --            --
BOND INDEX
Accumulation share value:
 Beginning of period (Note 1). .    $12.29        $11.32        $10.64         $9.63        $10.00             --            --
 End of period . . . . . . . . .    $12.58        $12.29        $11.32        $10.64         $9.63             --            --
Number of Accumulation Shares
 outstanding at end of period. .     9,232        18,388        14,281        19,106        22,733             --            --
ACTIVE BOND
Accumulation share value:
 Beginning of period (Note 2). .    $11.00        $10.39        $10.00            --            --             --            --
 End of period . . . . . . . . .    $11.57        $11.00        $10.39            --            --             --            --
Number of Accumulation Shares
 outstanding at end of period. .    65,067        22,897        22,387            --            --             --            --
HIGH YIELD BOND
Accumulation share value:
 Beginning of period (Note 1). .     $8.67         $9.19         $9.11        $10.35        $10.00             --            --
 End of period . . . . . . . . .     $9.98         $8.67         $9.19         $9.11        $10.35             --            --
Number of Accumulation Shares
 outstanding at end of period. .     6,395        11,108         9,657        10,644        11,541             --            --

                                   Year Ended    Year Ended    Year Ended    Year Ended    Year Ended    Year Ended    Year Ended
                                  December 31,  December 31,  December 31,  December 31,  December 31,  December 31,  December 31,
                                      2003          2002          2001          2000          1999          1998          1997
                                  ------------  ------------  ------------  ------------  ------------  ------------ --------------
GLOBAL BOND
Accumulation share value:
 Beginning of period (Note 1). .    $12.20        $10.39        $10.68         $9.65        $10.00             --            --
 End of period . . . . . . . . .    $13.96        $12.20        $10.39        $10.68         $9.65             --            --
Number of Accumulation Shares
 outstanding at end of period. .     9,647        11,396         5,140         8,203         8,837             --            --
MONEY MARKET
Accumulation share value:
 Beginning of period (Note 2). .    $10.15        $10.12        $10.00            --            --             --            --
 End of period . . . . . . . . .    $10.12        $10.15        $10.12            --            --             --            --
Number of Accumulation Shares
 outstanding at end of period. .    62,638        67,782        53,661            --            --             --            --

(1)    Values shown for 1999 begin on May 3, 1999.

(2)    Values shown for 2001 begin on November 15, 2001.

(3) Values shown for Financial Industries begin on April 30, 1997 and are based on Account holdings of the predecessor fund.

   The following table provides selected data for accumulation shares for contracts with initial premium payments of $250,000 or more. Each period begins on January 1, except that the first year of operation of an investment option begins on the date shown in the Notes at the end of this table.

                                  YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED     YEAR ENDED
                                 DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,   DECEMBER 31,
                                     2003          2002          2001          2000          1999          1998           1997
                                 ------------  ------------  ------------  ------------  ------------  ------------  --------------
EQUITY INDEX
Accumulation share value:
 Beginning of period (Note 1). .     $7.23         $9.41        $10.79        $12.00        $10.00            --             --
 End of period . . . . . . . . .     $9.20         $7.23         $9.41        $10.79        $12.00            --             --
Number of Accumulation Shares
 outstanding at end of period. .    75,959        75,959        79,909        79,917        61,962            --             --
LARGE CAP VALUE
Accumulation share value:
 Beginning of period (Note 1). .     $9.84        $11.46        $11.44        $10.22        $10.00            --             --
 End of period . . . . . . . . .    $12.23         $9.84        $11.46        $11.44        $10.22            --             --
Number of Accumulation Shares
 outstanding at end of period. .    54,141        54,818        47,784        47,784        36,375            --             --
LARGE CAP GROWTH
Accumulation share value:
 Beginning of period (Note 1). .     $5.85         $8.19        $10.03        $12.34        $10.00            --             --
 End of period . . . . . . . . .     $7.28         $5.85         $8.19        $10.03        $12.34            --             --
Number of Accumulation Shares
 outstanding at end of period. .    12,579        13,586        48,418        49,959        38,907            --             --
EARNINGS GROWTH
Accumulation share value:
 Beginning of period (Note 1). .     $5.82         $8.69        $13.92        $21.92        $10.00            --             --
 End of period . . . . . . . . .     $7.19         $5.82         $8.69        $13.92        $21.92            --             --
Number of Accumulation Shares
 outstanding at end of period. .    20,004        20,872        14,866        20,511        27,163            --             --
GROWTH & INCOME
Accumulation share value:
 Beginning of period (Note 2). .     $9.99        $12.97        $10.00            --            --            --             --
 End of period . . . . . . . . .    $12.30         $9.99        $12.97            --            --            --             --
Number of Accumulation Shares
 outstanding at end of period. .    16,765        11,472        17,169            --            --            --             --
FUNDAMENTAL VALUE
Accumulation share value:
 Beginning of period (Note 2). .     $7.66         $9.37        $10.00            --            --            --             --
 End of period . . . . . . . . .     $9.76         $7.66         $9.37            --            --            --             --
Number of Accumulation Shares
 outstanding at end of period. .    50,632        50,632        50,632            --            --            --             --
FUNDAMENTAL GROWTH
Accumulation share value:
 Beginning of period (Note 2). .     $7.20        $10.43        $10.00            --            --            --             --
 End of period . . . . . . . . .     $9.39         $7.20        $10.43            --            --            --             --
Number of Accumulation Shares
 outstanding at end of period. .     5,248         5,264         8,119            --            --            --             --

                                   YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                                  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                      2003          2002          2001          2000          1999          1998          1997
                                  ------------  ------------  ------------  ------------  ------------  ------------ --------------
MID CAP VALUE B (formerly
 "Small/Mid Cap CORE")
Accumulation share value:
 Beginning of period (Note 1). .    $10.38        $12.36        $12.42        $11.99        $10.00            --             --
 End of period . . . . . . . . .    $14.91        $10.38        $12.36        $12.42        $11.99            --             --
Number of Accumulation Shares
 outstanding at end of period. .     4,305         5,358         6,506         6,516         5,870            --             --
SMALL CAP GROWTH
Accumulation share value:
 Beginning of period (Note 2). .    $11.49        $16.57        $10.00            --            --            --             --
 End of period . . . . . . . . .    $14.55        $11.49        $16.57            --            --            --             --
Number of Accumulation Shares
 outstanding at end of period. .     2,478         2,478         2,702            --            --            --             --
SMALL CAP EMERGING GROWTH
Accumulation share value:
 Beginning of period (Note 1). .     $5.85         $8.23         $8.64         $9.58        $10.00            --             --
 End of period . . . . . . . . .     $8.62         $5.85         $8.23         $8.64         $9.58            --             --
Number of Accumulation Shares
 outstanding at end of period. .     7,749         8,574            --            --         1,452            --             --
INTERNATIONAL EQUITY INDEX
Accumulation share value:
 Beginning of period (Note 1). .     $6.84         $8.14        $10.32        $12.62        $10.00            --             --
 End of period . . . . . . . . .     $9.61         $6.84         $8.14        $10.32        $12.62            --             --
Number of Accumulation Shares
 outstanding at end of period. .     8,075         8,099         8,123         8,148            --            --             --
OVERSEAS EQUITY B (formerly
 "International Opportunities")
Accumulation share value:
 Beginning of period (Note 1). .     $6.79         $8.39        $10.72        $12.94        $10.00            --             --
 End of period . . . . . . . . .     $8.90         $6.79         $8.39        $10.72        $12.94            --             --
Number of Accumulation Shares
 outstanding at end of period. .     4,791         6,084         7,494         7,506         5,408            --             --
OVERSEAS EQUITY
Accumulation share value:
 Beginning of period (Note 1). .     $7.87         $8.49         $9.16        $10.18        $10.00            --             --
 End of period . . . . . . . . .    $10.90         $7.87         $8.49         $9.16        $10.18            --             --
Number of Accumulation Shares
 outstanding at end of period. .        --            --            --            --            --            --             --
OVERSEAS EQUITY C (formerly
 "Emerging Markets Equity")
Accumulation share value:
 Beginning of period (Note 1). .     $9.17         $9.93        $10.40        $17.52        $10.00            --             --
 End of period . . . . . . . . .    $14.24         $9.17         $9.93        $10.40        $17.52            --             --
Number of Accumulation Shares
 outstanding at end of period. .        --            --            --            --            --            --             --
REAL ESTATE EQUITY
Accumulation share value:
 Beginning of period (Note 1). .    $13.24        $13.20        $12.61         $9.63        $10.00            --             --
 End of period . . . . . . . . .    $17.95        $13.24        $13.20         12.61         $9.63            --             --
Number of Accumulation Shares
 outstanding at end of period. .    11,719        11,722        11,726        11,730        11,845            --             --
FINANCIAL INDUSTRIES (NOTE 3)
Accumulation share value:
 Beginning of period . . . . . .    $11.76        $14.75        $18.06        $14.35        $14.42        $13.41         $10.00
 End of period . . . . . . . . .    $14.67        $11.76        $14.75        $18.06        $14.35        $14.42         $13.41
Number of Accumulation Shares
 outstanding at end of period. .     7,562        10,776        15,026        13,558        17,470       149,851         73,106
MANAGED
Accumulation share value:
 Beginning of period (Note 1). .     $8.86        $10.32        $10.72        $10.83        $10.00            --             --
 End of period . . . . . . . . .    $10.44         $8.86        $10.32        $10.72        $10.83            --             --
Number of Accumulation Shares
 outstanding at end of period. .        --            --            --            --            --            --             --
SHORT-TERM BOND
Accumulation share value:
 Beginning of period (Note 1). .    $12.20        $11.66        $10.89        $10.19        $10.00            --             --
 End of period . . . . . . . . .    $12.41        $12.20        $11.66        $10.89        $10.19            --             --
Number of Accumulation Shares
 outstanding at end of period. .        --            --            --            --         4,987            --             --
BOND INDEX
Accumulation share value:
 Beginning of period (Note 1). .    $12.42        $11.41        $10.66         $9.66        $10.00            --             --
 End of period . . . . . . . . .    $12.74        $12.42        $11.41        $10.66         $9.66            --             --
Number of Accumulation Shares
 outstanding at end of period. .     9,826         9,826         9,826         9,826         9,826            --             --

                                   YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                                  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                      2003          2002          2001          2000          1999          1998          1997
                                  ------------  ------------  ------------  ------------  ------------  ------------ --------------
ACTIVE BOND
Accumulation share value:
 Beginning of period (Note 2). .    $14.02        $13.20        $10.00            --            --            --             --
 End of period . . . . . . . . .    $14.78        $14.02        $13.20            --            --            --             --
Number of Accumulation Shares
 outstanding at end of period. .    24,515        24,867        12,777            --            --            --             --
HIGH YIELD BOND
Accumulation share value:
 Beginning of period (Note 1). .     $8.76         $9.26         $9.16        $10.38        $10.00            --             --
 End of period . . . . . . . . .    $10.10         $8.76         $9.26         $9.16        $10.38            --             --
Number of Accumulation Shares
 outstanding at end of period. .     6,229         2,466         2,470         2,473         2,423            --             --
GLOBAL BOND
Accumulation share value:
 Beginning of period (Note 1). .    $12.32        $10.47        $10.73         $9.68        $10.00            --             --
 End of period . . . . . . . . .    $14.14        $12.32        $10.47        $10.73         $9.68            --             --
Number of Accumulation Shares
 outstanding at end of period. .        --            --            --            --            --            --             --
MONEY MARKET
Accumulation share value:
 Beginning of period (Note 2). .    $12.17        $12.11        $10.00            --            --            --             --
 End of period . . . . . . . . .    $12.16        $12.17        $12.11            --            --            --             --
Number of Accumulation Shares
 outstanding at end of period. .    83,691        86,772        92,991            --            --            --             --

(1)    Values shown for 1999 begin on May 3, 1999.

(2)    Values shown for 2001 begin on November 15, 2001.

(3) Values shown for Financial Industries begin on April 30, 1997 and are based on Account holdings of the predecessor fund.

               APPENDIX A - DETAILS ABOUT OUR GUARANTEED PERIODS


 INVESTMENTS THAT SUPPORT OUR GUARANTEE PERIODS

  We back our obligations under the guarantee periods with JHVLICO's general assets. Subject to applicable law, we have sole discretion over the investment of our general assets (including those held in our "non-unitized" separate account that primarily supports the guarantee periods). We invest these amounts in compliance with applicable state insurance laws and regulations concerning the nature and quality of our general investments.

  We invest the non-unitized separate account assets, according to our detailed investment policies and guidelines, in fixed income obligations, including:

     . corporate bonds,

     . mortgages,

     . mortgage-backed and asset-backed securities, and

     . government and agency issues.

  We invest primarily in domestic investment-grade securities. In addition, we use derivative contracts only for hedging purposes, to reduce ordinary business risks associated with changes in interest rates, and not for speculating on future changes in the financial markets. Notwithstanding the foregoing, we are not obligated to invest according to any particular strategy.

 GUARANTEED INTEREST RATES

  We declare the guaranteed rates from time to time as market conditions and other factors dictate. We advise you of the guaranteed rate for a selected guarantee period at the time we:

     . receive your premium payment,

     . effectuate your transfer, or

     . renew your guarantee period

  We have no specific formula for establishing the guaranteed rates for the guarantee periods. The rates may be influenced by interest rates generally available on the types of investments acquired with amounts allocated to the guarantee period. In determining guarantee rates, we may also consider, among other factors, the duration of the guarantee period, regulatory and tax requirements, sales and administrative expenses we bear, risks we assume, our profitability objectives, and general economic trends.

 COMPUTATION OF MARKET VALUE ADJUSTMENT

  We determine the amount of the market value adjustment by multiplying the amount being taken from the guarantee period (before any applicable withdrawal charge) by a factor expressed by the following formula:

                                        n
                                       ---
                                        12
                          (  1 + G  )
                         -------------   -1
                         1 + c + 0.005
  where,

     . G is the guaranteed rate in effect for the current guarantee period.

     . C is the current guaranteed rate in effect for new guarantee periods with duration equal to the number of years remaining in the current guarantee period (rounded to the nearest whole number of years). If we are not currently offering such a guarantee period, we will declare a guarantee rate, solely for this purpose, consistent with interest rates currently available.

     . N is the number of complete months from the date of withdrawal to the end of the current guarantee period. (If less than one complete month remains, N equals one unless the withdrawal is made on the last day of the guarantee period, in which case no adjustment applies.)

 SAMPLE CALCULATION 1: POSITIVE ADJUSTMENT

--------------------------------------------------------------------------------
Amount withdrawn or transferred          $10,000
--------------------------------------------------------------------------------
Guarantee period                         5 years
--------------------------------------------------------------------------------
Time of withdrawal or transfer           beginning of 3rd year of guaranteed
                                         period
--------------------------------------------------------------------------------
Guaranteed rate (g)                      4%
--------------------------------------------------------------------------------
Guaranteed rate for new 3 year           3%
guarantee (c)
--------------------------------------------------------------------------------
Remaining guarantee period (n)           36 months
--------------------------------------------------------------------------------

Market value adjustment:


                                            36
                                            --
                             1 + 0.04       12
              10,000 x [(----------------)     -1] = 145.63
                         1 + 0.03 + 0.005

Amount withdrawn or transferred (adjusted for market value adjustment): $10,000 + $145.63 = $10,145.63

 SAMPLE CALCULATION 2: NEGATIVE ADJUSTMENT

--------------------------------------------------------------------------------
Amount withdrawn or transferred          $10,000
--------------------------------------------------------------------------------
Guarantee period                         5 years
--------------------------------------------------------------------------------
Time of withdrawal or transfer           beginning of 3rd year of guaranteed
                                         period
--------------------------------------------------------------------------------
Guaranteed rate (g)                      4%
--------------------------------------------------------------------------------
Guaranteed rate for new 3 year           5%
guarantee (c)
--------------------------------------------------------------------------------
Remaining guarantee period(n)            36 months
--------------------------------------------------------------------------------

Market value adjustment:

                                           36
                                           --
                            1 + 0.04       12
             10,000 x [(----------------)     -1] = 420.50
                        1 + 0.05 + 0.005

Amount withdrawn or transferred (adjusted for money market adjustment): $10,000
- 420.50 = $9,579.50

* All interest rates shown have been arbitrarily chosen for purposes of these examples. In most cases they will bear little or no relation to the rates we are actually guaranteeing at any time.

             APPENDIX B - EXAMPLE OF WITHDRAWAL CHARGE CALCULATION

ASSUME THE FOLLOWING FACTS:

.. On January 1, 1997, you make a $5000 initial premium payment and we issue you a contract.

..  On January 1, 1998, you make a $1000 premium payment.

..  On January 1, 1999, you make a $1000 premium payment.

.. On January 1, 2000, the total value of your contract is $9000 because of good investment earnings.

    Now assume you make a partial withdrawal of $6000 (no tax withholding) on January 2, 2000. In this case, assuming no prior withdrawals, we would deduct a CDSL of $272.23. We withdraw a total of $6272.23 from your contract.

        $ 6,000.00  --   withdrawal request payable to you
        +   272.23  --   withdrawal charge payable to us
          --------
        $ 6,272.23  --   total amount withdrawn from your contract

HERE IS HOW WE DETERMINE THE WITHDRAWAL CHARGE:

  (1) We FIRST reduce your $5000 INITIAL PREMIUM PAYMENT by the three annual $30 contract fees we assessed on January 1, 1998, 1999, and 2000. We withdraw the remaining $4910 from your contract.

        $ 5,000
        -    30  --   1998 contract fee payable to us
        -    30  --   1999 contract fee payable to us
        -    30  --   2000 contract fee payable to us
          -----
        $ 4,910  --   amount of your initial premium payment we would consider
                      to be withdrawn

Under the free withdrawal provision, we deduct 10% of the total value of your contract at the beginning of the contract year, or $900 (.10 x $9000). We pay the $900 to you as part of your withdrawal request, and we assess a withdrawal charge on the remaining balance of $4010. Because you made the initial premium payment 3 years ago, the withdrawal charge percentage is 5%. We deduct the resulting $200.50 from your contract to cover the withdrawal charge on your initial premium payment. We pay the remainder of $3809.50 to you as a part of your withdrawal request.

        $ 4,910.00
        -      900  --   free withdrawal amount (payable to you)
          --------
        $    4,010
        x      .05
          --------
        $   200.50  --   withdrawal charge on initial premium payment
                         (payable to us)

        $ 4,010.00
        -   200.50
          --------
        $ 3,809.50  --   part of withdrawal request payable to you

  (2) We NEXT deem the entire amount of your 1998 PREMIUM PAYMENT to be withdrawn and we assess a withdrawal charge on that $1000 amount. Because you made this premium payment 2 years ago, the withdrawal charge percentage is 5%. We deduct the resulting $50 from your contract to cover the withdrawal charge on your 1998 premium payment. We pay the remainder of $950 to you as a part of your withdrawal request.

        $  1,000
        x    .05
           -----
        $     50  --   withdrawal charge on 1998 premium payment (payable to
                       us)

        $  1,000
        -     50
           -----
        $    950  --   part of withdrawal request payable to you

  (3) We NEXT determine what additional amount we need to withdraw to provide you with the total $6000 you requested, after the deduction of the withdrawal charge on that additional amount. We have already allocated $900 from the free withdrawal amount, $3809.50 from your initial premium payment, and $950 from your 1999 premium payment. Therefore, $340.50 is needed to reach $6000.

        $  6,000.00  --   total withdrawal amount requested
        -    900.00  --   free withdrawal amount
        -  3,809.50  --   payment deemed from initial premium payment
        -    950.00  --   payment deemed from 1998 premium payment
           --------
        $    340.50  --   additional payment to you needed to reach $6000

  We know that the withdrawal charge percentage for this remaining amount is 6%, because you are already deemed to have withdrawn all premiums you paid prior to 1999. We use the following formula to determine how much more we need to withdraw:

  Remainder due to you   =      Withdrawal needed - [applicable withdrawal
charge percentage times withdrawal needed]

        $  340.50  =    x - [.06x]
        $  340.50  =    .94x
        $  340.50
           ------
             0.94  =    x
        $  362.23  =    x

        $  362.23  --   deemed withdrawn from 1999 premium payment
        $  340.50  --   part of withdrawal request payable to you
           ------
        $   21.73  --   withdrawal charge on 1999 premium deemed withdrawn
                        (payable to us)

        $  200.50  --   withdrawal charge on the INITIAL PREMIUM PAYMENT
        $   50.00  --   withdrawal charge on the 1998 PREMIUM PAYMENT
        $   21.73  --   withdrawal charge on the 1999 PREMIUM PAYMENT
           ------
        $  272.23  --   Total withdrawal charge

                      STATEMENT OF ADDITIONAL INFORMATION

                                  MAY 1, 2004

                         DECLARATION VARIABLE ANNUITY,
                           PATRIOT VARIABLE ANNUITY,
                      REVOLUTION ACCESS VARIABLE ANNUITY,
                     REVOLUTION EXTRA VARIABLE ANNUITY, AND
                       REVOLUTION VALUE VARIABLE ANNUITY

           DEFERRED COMBINATION FIXED AND VARIABLE ANNUITY CONTRACTS

                                   FUNDED IN

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY
                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT JF

This statement of additional information ("SAI"), dated May 1, 2004 is not a prospectus. It is intended that this SAI be read in conjunction with one of the Declaration Variable Annuity, Patriot Variable Annuity, Revolution Access Variable Annuity, Revolution Extra Variable Annuity, or Revolution Value Variable Annuity prospectuses dated May 1, 2004, of John Hancock Variable Annuity Account JF (the "Account"). Terms used in this SAI that are not otherwise defined herein have the same meanings given to them in the prospectus, unless the context requires otherwise. A prospectus for the Revolution Access Variable Annuity, Revolution Extra Variable Annuity, Revolution Value Variable Annuity, Declaration Variable Annuity or Patriot Variable Annuity may be obtained from the John Hancock Annuity Servicing Office, P.O. Box 772, Boston, Massachusetts 02117, telephone number 1-800-824-0335.

                                TABLE OF CONTENTS

                               _________________


                                                                   PAGE OF SAI
                                                                  -------------
Distribution. . . . . . . . . . . . . . . . . . . . . . . . . .         2
Calculation of Performance Data . . . . . . . . . . . . . . . .         2
Other Performance Information . . . . . . . . . . . . . . . . .         3
Calculation of Annuity Payments . . . . . . . . . . . . . . . .         4
Additional Information About Determining Unit Values. . . . . .         5
Purchases and Redemptions of Fund Shares. . . . . . . . . . . .         6
The Account . . . . . . . . . . . . . . . . . . . . . . . . . .         6
Delay of Certain Payments . . . . . . . . . . . . . . . . . . .         7
Liability for Telephone Transfers . . . . . . . . . . . . . . .         7
Voting Privileges . . . . . . . . . . . . . . . . . . . . . . .         7
Financial Statements. . . . . . . . . . . . . . . . . . . . . .         9

ACCT. JF SAI 05/04

                                  DISTRIBUTION


  The distribution of the contracts through Signator Investors, Inc. ("Signator") is continuous. Pursuant to a marketing and distribution agreement between John Hancock and John Hancock Funds, Inc. ("JHFI"), we also paid JHFI under that agreement for such services during one of the past three fiscal years as follows:

            YEAR                  AMOUNT PAID TO JHFI   AMOUNT PAID TO SIGNATOR*
            ----                  -------------------   ------------------------
            2003. . . . . . . .               --              $2,867,734
            2002. . . . . . . .               --              $5,779,080
            2001. . . . . . . .         $941,163              $8,548,850

                        CALCULATION OF PERFORMANCE DATA


  The Account may, from time to time, include in advertisements, sales literature and reports to owners or prospective investors information relating to the performance of its variable investment options. The performance information that may be presented is not an estimate or a guarantee of future investment performance, and does not represent the actual experience of amounts invested by a particular owner. Set out below is a description of the methods used in calculating the performance information for the variable investment options.

MONEY MARKET VARIABLE INVESTMENT OPTIONS

  We may calculate current yield and effective yield figures for the money market variable investment options held in the Account. The current yield of a money market option for a seven-day period ("base period") will be computed by determining the "net change in value" (calculated as set forth below) for a hypothetical owner having an account balance of one unit in a money market variable investment option at the beginning of the period, dividing the net change in value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365/7, with the resulting yield figure carried to the nearest hundredth of one percent. Net changes in value of the hypothetical owner account will include net investment income of that account (accrued daily dividends as declared by the applicable money market fund, less daily expenses of the Account) for the period, but will not include realized gains or losses or unrealized appreciation or depreciation on that underlying money market fund's shares. The mortality and expense risk charges, administration charge and contract fee are reflected, but any charge for premium taxes and optional benefits are not.

  The effective yield reflects the effects of compounding and represents an annualization of the current return. The formula for effective yield, as prescribed by the SEC, is:


          Effective yield    = (Base period return + 1)/(365/7)/ - 1

OTHER VARIABLE INVESTMENT OPTIONS

"Standardized" Total Return

  Average annual total return is the annual compounded rate of return for a variable investment option that would have produced the ending redeemable value over the stated period if the performance remained constant throughout. The calculation assumes a single $1,000 premium payment is made into the variable investment option at the beginning of the period and full redemption is made at the end of the period. It reflects adjustments for all Series Fund-level and contract-level charges, except any premium tax charge or charges for optional rider benefits described in the prospectus. The annual contract fee has been included as an annual percentage of assets.

  We calculate the average annual total return for each variable investment option, other than the money market variable investment options, according to the following "Standard" formula prescribed by the SEC:

                             P x ( 1 + T )/n/ = ERV

             where    P = a hypothetical initial premium payment of $1,000
                      T = average annual total return
                      n =  number of years
                      ERV = ending redeemable value of a hypothetical $1,000
                       premium payment, made at the beginning of such period (or fractional portion thereof)

  We calculate values for one, three and five year periods, or fractional period thereof starting on the date a variable investment option was first available in the Account. We also calculate values from the date a variable investment option was first available in the Account. We do not calculate ten year periods because the Account did not commence operations until 1997. Returns of less than one year are not annualized. The inception date may be different from the date a variable investment option was first available in the Revolution contracts because the Account is used for other variable annuities offered by us.

Yield

  We may calculate current yield for each variable investment option, other than the money market variable investment options, according to the following formula prescribed by the SEC:

                             Yield =  [(a - b    )/6/  ]
                                     2[(----- + 1)  - 1]
                                      [( cd      )     ]

      where:  a = net investment income earned during the period by the fund whose shares are owned by the variable investment option
              b = expenses accrued for the period (net of any reimbursements) c = the average daily number of accumulation units outstanding during the period
              d = the offering price per accumulation unit on the last day of the period

  According to this formula, yield is determined by dividing the net investment income per accumulation unit earned during the period (minus the deduction for mortality and expense risk charge, administration charge and annual contract fee) by the accumulation unit value on the last day of the period and annualizing the resulting figure. The calculation is based on specified 30 day-periods identified in the advertisement. Charges for premium taxes or optional rider benefits are not reflected in the calculation.

"Non -Standardized" Performance

  We may calculate "non-standardized" average annual total returns for each variable investment option. The calculation assumes a single $1,000 premium payment is made into the variable investment option at the beginning of the period and NO redemption is made at the end of the period. It reflects adjustments for all Series Fund-level and contract-level charges, except any premium tax charge, annual contract fee, or charges for optional rider benefits described in the prospectus.

  Although the contracts did not exist during all the periods for which we claculate "non-standardized" performance, we adjust the returns of the variable investment options by the contracts' asset-based charge.

                         OTHER PERFORMANCE INFORMATION


  You can compare performance information at the Account level to other variable annuity separate accounts or other investment products surveyed by Lipper Analytical Services, Inc., an independent service that monitors and ranks the performance of investment companies.

                        CALCULATION OF ANNUITY PAYMENTS


CALCULATION OF ANNUITY UNITS

  We use a measuring device called an "annuity unit" to help us compute the amount of each monthly payment that is based on a variable investment option. Each variable investment option has its own annuity unit with its own annuity unit value.

  The number of the contract's annuity units for each variable investment option normally doesn't change while the payee continues to receive payments, unless the payee makes a transfer from one variable investment option to another. The amount of each monthly annuity payment based on a variable investment option equals the number of the contract's annuity units in that option times the value of one such unit as of the tenth day preceding the payment's due date.

  To compute the amount of the first annuity payment that is based on any variable investment option, we first determine the amount of your contract's value that we will apply to that variable option. We do this as of 10 calendar days prior to the date the initial monthly annuity payment is due, in the manner described in the prospectus under "The annuity period - choosing fixed or variable annuity payments."

  For each variable investment option, we THEN divide:


                         the resulting value (minus any
                               premium tax charge)
                                       by
                                     $1,000
                       ----------------------------------

                           and multiply the result by


                    the applicable annuity purchase rate set
                      forth in the contract and reflecting
                      (1) the age and, possibly, sex of the
                                    payee and
                   (2) the assumed investment rate (discussed
                                     below)
                  --------------------------------------------


  This computation determines the amount of initial monthly variable annuity payment to the annuitant from each variable investment option.

  We then determine the number of annuity units to be credited to the contract from each of such variable investment options by dividing:


               the amount of the initial monthly variable annuity
                    payment from that variable annuity option
                                       by
                     the annuity unit value of that variable
                    investment option as of 10 calendar days
                  prior to the date the initial payment is due
             ------------------------------------------------------

  For example, assume that 10 days before the date of maturity, a contract has credited to it 4000.000 accumulation units, each having a value of $12.000000. Assume, further, that the appropriate annuity purchase rate in the contract for an assumed investment rate of 3 1/2% is $5.47 per $1000 of proceeds for the annuity option elected. The first monthly annuity payment would be $262.56.

                          4000.000 x 12.000000 x 5.47
                          ---------------------------
                                      1,000

  If the value of an annuity unit 10 days before the date of maturity was $1.4000000, the number of annuity units represented by the first and subsequent payments would be 187.543 ($262.56/$1.4000000). If the annuity unit value 10 days before the due date of the second monthly payment was $1.405000, the amount of the second payment would be $263.50 (187.543 x $1.405000).

ANNUITY UNIT VALUES

  The value of the annuity units varies from day to day, depending on the investment performance of the variable investment option, the deductions made against the variable investment option, and the assumed investment rate used in computing annuity unit values. Thus, the variable monthly annuity payments vary in amount from month to month.

  We calculate annuity unit value separately for each variable investment option. As of the close of each business day, we calculate the value of one annuity unit by

  (1) multiplying the immediately preceding annuity unit value by the sum of one plus the applicable net investment rate for the period subsequent to such preceding value and then

  (2) multiplying this product by an adjustment factor to neutralize the assumed investment rate used in determining the amounts of annuity payable. If your contract has an assumed investment rate of 3 1/2 % per year, the adjustment factor for a valuation period of one day would be 0.999905754. We neutralize the assumed investment rate by applying the adjustment factor so that the variable annuity payments will increase only if the actual net investment rate of the variable investment option exceeds 3 1/2 % per year and will decrease only if is less than 3 1/2 % per year.

  The amount of the initial variable monthly payment is determined on the assumption that the actual net investment rate of each variable investment option used in calculating the "net investment factor" (described below) will be equal on an annual basis to the "assumed investment rate" (described under "The annuity period - variable monthly annuity payments" in the prospectus). If the actual net investment rate between the dates for determining two monthly annuity payments is greater than the assumed investment rate, the latter monthly payment will be larger in amount than the former. On the other hand, if the actual net investment rate between the dates for determining two monthly annuity payments is less than the assumed investment rate, the latter monthly payment will be smaller in amount than the former.

MORTALITY TABLES

  The mortality tables used as a basis for both variable and fixed annuity purchase rates are the 1983a Mortality Tables, with projections of mortality improvements and with certain age adjustments based on the contract year of annuitization. The mortality table used in a Contract purchased in connection with certain employer-related plans and used in all contracts issued in Montana will be the Female Annuity Table of the 1983a Mortality Tables. The impact of this change will be lower benefits (5% to 15%) from a male's viewpoint than would otherwise be the case.

              ADDITIONAL INFORMATION ABOUT DETERMINING UNIT VALUES


  The general manner in which we compute annuity unit values is discussed above. Like annuity unit values, we calculate accumulation unit values separately for each variable investment option. As of the close of each business day, we calculate the value of one accumulation unit of a variable investment option by multiplying the immediately preceding accumulation unit value by the sum of one plus the applicable "net investment rate" for the period subsequent to such preceding value. See "Net investment rate" below.

NET INVESTMENT RATE

  For any period, the net investment rate for a variable investment option equals

  (1) the percentage total investment return of the corresponding Fund for that period (assuming reinvestment of all dividends and other distributions from the Fund), less

  (2) for each calendar day in the period, a deduction of 0.003425% or 0.003151% (depending on the charge for mortality and expense risks) of the value of the variable investment option at the beginning of the period, and less

  (3) a further adjustment in an appropriate amount if we ever elect to impose a charge for our income taxes.

ADJUSTMENT OF UNITS AND VALUES

  We reserve the right to change the number and value of the accumulation units and/or annuity units credited to your contract, without notice, provided that strict equity is preserved and the change does not otherwise affect the benefits, provisions, or investment return of your contract. Hypothetical examples illustrating the calculation of accumulation unit values and annuity unit values

HYPOTHETICAL EXAMPLES ILLUSTRATING THE CALCULATION OF ACCUMULATION UNIT VALUES AND ANNUITY UNIT VALUES

  Assume at the beginning of the period being considered, the value of a particular variable investment option was $4,000,000. Investment income during the period totaled $2000, while capital gains were $3000 and capital losses were $1000. Assume also that we are not imposing any tax charge. Charges against the beginning value of the variable investment option amount to $137.00 assuming a one day period. The $137.00 was computed by multiplying the beginning value of $4,000,000 by the factor 0.00003425. By substituting in the first formula above, the net investment rate is equal to $3863.00 ($2000 + $3000 - $1000 -$137.00) divided by $4,000,000 or 0.0009658.

  Assume further that each accumulation unit had a value of $11.250000 on the previous business day, and the value of an annuity unit on such previous date was $1.0850000. Based upon the experience of the variable investment option during the period, the value of an accumulation unit at the end of the period would be $11.250000 x (1 + .0009658) or $11.260865. The value of an annuity unit at the end of the period would be $1.0850000 x (1. + .0009658) x .999905754 or $1.085946. The final figure, .999905754, neutralizes the effect of a 3 1/2% assumed investment rate so that the annuity unit's change in value reflects only the actual investment experience of the variable investment option.

                    PURCHASES AND REDEMPTIONS OF FUND SHARES


  JHVLICO purchases and redeems fund shares for the Account at their net asset value without any sales or redemption charges. Each available fund issues its own separate series of fund shares. Each such series represents an interest in one of the funds of the Trusts, which corresponds to one of our variable investment options. Any dividend or capital gains distributions received by the Account will be reinvested in shares of that same fund at their net asset value as of the dates paid.

  On each business day, the account purchases and redeems shares of each fund for each variable investment option based on, among other things, the amount of premium payments allocated to that option, dividends reinvested, and transfers to, from and among investment options, all to be effected as of that date. Such purchases and redemptions are effective at the net asset value per Trust share for each fund determined on that same date.

                                  THE ACCOUNT


  In addition to the assets attributable to contracts, the Account includes assets derived from charges made by and, possibly, funds contributed by JHVLICO to commence operations of the variable investment option. From time to time these additional amounts may be transferred in cash by us to our general account. Before any such transfer, we will consider any possible adverse impact transfer might have on any variable investment option. The assets of one variable investment option are not necessarily legally insulated from liabilities associated with another variable investment option.

                           DELAY OF CERTAIN PAYMENTS


  Ordinarily, upon a surrender or partial withdrawal, we will pay the value of any accumulation units in a single sum within 7 days after receipt of a written request at our Annuity Servicing Office. However, redemption may be suspended and payment may be postponed under the following conditions:

  (1) when the New York Stock Exchange is closed, other than customary weekend and holiday closings;

  (2) when trading on that Exchange is restricted;

  (3) when an emergency exists as a result of which (a) disposal of securities in a variable investment option is not reasonably practicable or (b) it is not reasonably practicable to determine the value of the net assets of a variable investment option; or

  (4) when a governmental body having jurisdiction over the Account by order permits such suspension.

Rules and regulations of the SEC, if any are applicable, will govern as to whether conditions in (2) or (3) exist.

  We may defer for up to 15 days the payment of any amount attributable to a premium payment made by check to allow the check reasonable time to clear.

  We may also defer payment of surrender proceeds payable out of any guarantee period for a period of up to 6 months.

                       LIABILITY FOR TELEPHONE TRANSFERS


  If you authorize telephone transfers, you will be liable for any loss, expense or cost arising out of any unauthorized or fraudulent telephone or fax instructions which we reasonably believe to be genuine, unless such loss, expense or cost is the result of our mistake or negligence. We employ procedures which provide safeguards against unauthorized transactions, and which are reasonably designed to confirm that instructions received by telephone are genuine. These procedures include

   . requiring personal identification,

   . tape recording calls, and

   . providing written confirmation to the owner.

  If we do not employ reasonable procedures to confirm that instructions communicated by telephone are genuine, we may be liable for any loss due to unauthorized or fraudulent instructions.

                               VOTING PRIVILEGES


  Here's the formula we use to determine the number of fund shares as to which you may give instructions:


                             the total value of your
                          accumulation units value in a
                           variable investment option
                                   divided by
                        the net asset value of 1 share of
                         the corresponding class of the
                                  fund's shares
                     -------------------------------------

  At a shareholders' meeting, you may give instructions regarding:

  (1) the election of a Board of Trustees,

  (2) the ratification of the selection of independent auditors,

  (3) the approval of a Series Fund's investment management agreements, and

  (4) other matters requiring a vote under the 1940 Act.

  The annuitant or other payee will also be entitled to give voting instructions with respect to the fund shares corresponding to any variable investment option under which variable annuity payments are then being made. We determine the number of fund shares for which the payee can give instructions by dividing the actuarially determined present value of the payee's annuity units that correspond to that fund by the net asset value of one share of that fund.

  We will furnish you information and forms so that you may give voting instructions.

  We may own fund shares that we do not hold in any separate account whose participants are entitled to give voting instructions. We will vote such shares in proportion to the instructions we receive from all variable annuity contract and variable life insurance policy owners who give us instructions for that fund's shares (including owners who participate in separate accounts other than the Account).

  We have designed your voting privileges based upon our understanding of the requirements of the federal securities laws. If the applicable laws, regulations, or interpretations change to eliminate or restrict the need for such voting privileges, we reserve the right to proceed in accordance with any such revised requirements.

               REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS


To the Policyholders of
John Hancock Variable Annuity Account JF of
 John Hancock Variable Life Insurance Company

We have audited the accompanying statement of assets and liabilities of John Hancock Variable Annuity Account JF (the Account) (comprising of, respectively, the Large Cap Growth, Fundamental Growth, Active Bond, Emerging Markets Equity, Financial Industries, International Equity Index, Small Cap Growth, Health Sciences, Overseas Equity (formerly, Global Balanced), Earnings Growth (formerly, Multi Cap Growth), Mid Cap Value, Large Cap Value, Large Cap Value CORE, Fundamental Value, Money Market, Small/Mid Cap Growth, Bond Index, Large Cap Growth B (formerly, Large Cap Aggressive Growth), Small/Mid Cap CORE, Small Cap Value, Real Estate Equity, Growth & Income, Managed, Total Return Bond, Short-Term Bond, Small Cap Emerging Growth (formerly, Small Cap Equity), International Opportunities, Equity Index, High Yield Bond, Global Bond, AIM V.I. Premier Equity, AIM V.I. Capital Development Series, Fidelity VIP II Contrafund, Fidelity VIP Growth, Fidelity VIP II Overseas Equity, Janus Aspen Worldwide Growth, Janus Aspen Global Technology, MFS Growth Series, MFS New Discovery Series, and MFS Research Series Subaccounts) as of December 31, 2003, and the related statement of operations for the year then ended, and statement of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting John Hancock Variable Life Account JF at December 31, 2003, the results of their operations for the year then ended, the changes in their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States.

                                                           /s/ ERNST & YOUNG LLP

Boston, Massachusetts
February 6, 2004

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT JF


                      STATEMENT OF ASSETS AND LIABILITIES


                               DECEMBER 31, 2003

                                                               EMERGING
                        LARGE CAP   FUNDAMENTAL    ACTIVE      MARKETS      FINANCIAL
                          GROWTH      GROWTH        BOND        EQUITY     INDUSTRIES
                        SUBACCOUNT  SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                        ----------  -----------  -----------  ----------  -------------
ASSETS
Investments in shares
 of portfolios of:
 John Hancock Variable
  Series Trust I, at
  value . . . . . . .   $5,619,502  $6,157,851   $38,357,253   $919,002    $22,461,161
 Outside Trust, at
  value . . . . . . .           --          --            --         --             --
                        ----------  ----------   -----------   --------    -----------
Total Assets. . . . .   $5,619,502  $6,157,851   $38,357,253   $919,002    $22,461,161
                        ==========  ==========   ===========   ========    ===========
NET ASSETS:
Contracts in
 accumulation . . . .   $5,619,502  $6,157,851   $38,357,253   $919,002    $22,456,630
Contracts in payout
 (annuitization). . .           --          --            --         --          4,531
                        ----------  ----------   -----------   --------    -----------
Total net assets. . .   $5,619,502  $6,157,851   $38,357,253   $919,002    $22,461,161
                        ==========  ==========   ===========   ========    ===========
Units outstanding . .      781,661     693,519     3,298,003     65,354      1,554,546
                        ==========  ==========   ===========   ========    ===========
Unit value (in
 accumulation). . . .   $     7.19  $     8.88   $     11.63   $  14.06    $     14.45
                        ==========  ==========   ===========   ========    ===========

                        INTERNATIONAL   SMALL CAP     HEALTH     OVERSEAS     EARNINGS
                        EQUITY INDEX     GROWTH      SCIENCES     EQUITY       GROWTH
                         SUBACCOUNT    SUBACCOUNT   SUBACCOUNT  SUBACCOUNT   SUBACCOUNT
                        -------------  -----------  ----------  ----------  ------------
ASSETS
Investments in shares
 of portfolios of:
 John Hancock Variable
  Series Trust I, at
  value . . . . . . .    $3,405,057    $11,442,851  $2,145,383  $3,905,873   $6,489,829
 Outside Trust, at
  value . . . . . . .            --             --          --          --           --
                         ----------    -----------  ----------  ----------   ----------
Total Assets. . . . .    $3,405,057    $11,442,851  $2,145,383  $3,905,873   $6,489,829
                         ==========    ===========  ==========  ==========   ==========
NET ASSETS:
Contracts in
 accumulation . . . .    $3,405,057    $11,442,851  $2,145,383  $3,905,873   $6,489,829
Contracts in payout
 (annuitization). . .            --             --          --          --           --
                         ----------    -----------  ----------  ----------   ----------
Total net assets. . .    $3,405,057    $11,442,851  $2,145,383  $3,905,873   $6,489,829
                         ==========    ===========  ==========  ==========   ==========
Units outstanding . .       358,633        918,616     214,452     285,387    1,675,292
                         ==========    ===========  ==========  ==========   ==========
Unit value (in
 accumulation). . . .    $     9.49    $     12.46  $    10.00  $    13.69   $     3.87
                         ==========    ===========  ==========  ==========   ==========

See accompanying notes.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT JF

                               DECEMBER 31, 2003

                         MID CAP     LARGE CAP    LARGE CAP   FUNDAMENTAL      MONEY
                          VALUE        VALUE     VALUE CORE      VALUE        MARKET
                        SUBACCOUNT  SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                        ----------  -----------  -----------  -----------  -------------
ASSETS
Investments in shares
 of portfolios of:       $916,196   $11,393,532  $11,311,561  $10,658,688   $38,863,004
 John Hancock Variable
  Series Trust I, at
  value . . . . . . .          --            --           --           --            --
                         --------   -----------  -----------  -----------   -----------
 Outside Trust, at
  value . . . . . . .    $916,196   $11,393,532  $11,311,561  $10,658,688   $38,863,004
                         ========   ===========  ===========  ===========   ===========
Total Assets
NET ASSETS:
Contracts in
 accumulation . . . .    $916,196   $11,393,532  $11,311,561  $10,636,610   $38,761,898
Contracts in payout
 (annuitization). . .          --            --           --       22,078       101,106
                         --------   -----------  -----------  -----------   -----------
Total net assets. . .    $916,196   $11,393,532  $11,311,561  $10,658,688   $38,863,004
                         ========   ===========  ===========  ===========   ===========
Units outstanding . .      67,550       942,381    1,092,611      964,415     3,819,978
                         ========   ===========  ===========  ===========   ===========
Unit value (in
 accumulation). . . .    $  13.56   $     12.09  $     10.35  $     11.05   $     10.17
                         ========   ===========  ===========  ===========   ===========

                        SMALL/MID      BOND      LARGE CAP   SMALL/MID     SMALL CAP
                        CAP GROWTH     INDEX      GROWTH B    CAP CORE       VALUE
                        SUBACCOUNT  SUBACCOUNT   SUBACCOUNT  SUBACCOUNT   SUBACCOUNT
                        ----------  -----------  ----------  ----------  -------------
ASSETS
Investments in shares
 of portfolios of:      $7,661,052  $15,725,786  $6,772,482  $5,680,859   $14,070,743
 John Hancock Variable
  Series Trust I, at
  value . . . . . . .           --           --          --          --            --
                        ----------  -----------  ----------  ----------   -----------
 Outside Trust, at
  value . . . . . . .   $7,661,052  $15,725,786  $6,772,482  $5,680,859   $14,070,743
                        ==========  ===========  ==========  ==========   ===========
Total Assets
NET ASSETS:
Contracts in
 accumulation . . . .   $7,661,052  $15,725,786  $6,772,482  $5,680,859   $14,070,743
Contracts in payout
 (annuitization). . .           --           --          --          --            --
                        ----------  -----------  ----------  ----------   -----------
Total net assets. . .   $7,661,052  $15,725,786  $6,772,482  $5,680,859   $14,070,743
                        ==========  ===========  ==========  ==========   ===========
Units outstanding . .      326,174    1,251,030     949,614     363,397       685,129
                        ==========  ===========  ==========  ==========   ===========
Unit value (in
 accumulation). . . .   $    23.49  $     12.57  $     7.13  $    15.63   $     20.54
                        ==========  ===========  ==========  ==========   ===========

See accompanying notes.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT JF

                               DECEMBER 31, 2003

                        REAL ESTATE   GROWTH &                 TOTAL RETURN   SHORT-TERM
                          EQUITY       INCOME       MANAGED        BOND          BOND
                        SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                        -----------  -----------  -----------  ------------  -------------
ASSETS
Investments in shares
 of portfolios of:      $6,559,448   $42,709,759  $14,633,249   $1,590,552    $17,966,001
 John Hancock Variable
  Series Trust I, at
  value . . . . . . .           --            --           --           --             --
                        ----------   -----------  -----------   ----------    -----------
 Outside Trust, at
  value . . . . . . .   $6,559,448   $42,709,759  $14,633,249   $1,590,552    $17,966,001
                        ==========   ===========  ===========   ==========    ===========
Total Assets
NET ASSETS:
Contracts in
 accumulation . . . .   $6,559,448   $42,690,012  $14,633,249   $1,590,552    $17,966,001
Contracts in payout
 (annuitization). . .           --        19,747           --           --             --
                        ----------   -----------  -----------   ----------    -----------
Total net assets. . .   $6,559,448   $42,709,759  $14,633,249   $1,590,552    $17,966,001
                        ==========   ===========  ===========   ==========    ===========
Units outstanding . .      421,109     6,021,931    1,554,233      157,268      1,195,755
                        ==========   ===========  ===========   ==========    ===========
Unit value (in
 accumulation). . . .   $    15.58   $      7.09  $      9.42   $    10.11    $     15.02
                        ==========   ===========  ===========   ==========    ===========

                           SMALL CAP     INTERNATIONAL    EQUITY     HIGH YIELD     GLOBAL
                        EMERGING GROWTH  OPPORTUNITIES     INDEX        BOND         BOND
                          SUBACCOUNT      SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                        ---------------  -------------  -----------  ----------  ------------
ASSETS
Investments in shares
 of portfolios of:
 John Hancock Variable
  Series Trust I, at
  value . . . . . . .     $1,466,970      $5,367,874    $24,686,121  $9,614,311   $4,297,700
 Outside Trust, at
  value . . . . . . .             --              --             --          --           --
                          ----------      ----------    -----------  ----------   ----------
Total Assets. . . . .     $1,466,970      $5,367,874    $24,686,121  $9,614,311   $4,297,700
                          ==========      ==========    ===========  ==========   ==========
NET ASSETS:
Contracts in
 accumulation . . . .     $1,466,970      $5,367,874    $24,629,388  $9,614,311   $4,297,700
Contracts in payout
 (annuitization). . .             --              --             --          --           --
                          ----------      ----------    -----------  ----------   ----------
Total net assets. . .     $1,466,970      $5,367,874    $24,686,121  $9,614,311   $4,297,700
                          ==========      ==========    ===========  ==========   ==========
Units outstanding . .        177,389         610,539      1,511,194     971,327      310,175
                          ==========      ==========    ===========  ==========   ==========
Unit value (in
 accumulation). . . .     $     8.27      $     8.79    $     16.34  $     9.90   $    13.86
                          ==========      ==========    ===========  ==========   ==========

See accompanying notes.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT JF

                               DECEMBER 31, 2003

                                      AIM V.I.
                         AIM V.I.      CAPITAL                                    FIDELITY VIP II
                          PREMIER    DEVELOPMENT  FIDELITY VIP II  FIDELITY VIP      OVERSEAS
                          EQUITY       SERIES       CONTRAFUND        GROWTH          EQUITY
                        SUBACCOUNT   SUBACCOUNT     SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                        -----------  -----------  ---------------  ------------  -----------------
ASSETS
Investments in shares
 of portfolios of:
 John Hancock Variable
  Series Trust I, at
  value . . . . . . .   $        --   $     --      $        --    $        --      $       --
 Outside Trust, at
  value . . . . . . .    23,546,460    471,964       18,851,530     17,749,607       6,890,040
                        -----------   --------      -----------    -----------      ----------
Total Assets. . . . .   $23,546,460   $471,964      $18,851,530    $17,749,607      $6,890,040
                        ===========   ========      ===========    ===========      ==========
NET ASSETS:
Contracts in
 accumulation . . . .   $23,546,460   $471,964      $18,851,530    $17,749,607      $6,890,040
Contracts in payout
 (annuitization). . .            --         --               --             --              --
                        -----------   --------      -----------    -----------      ----------
Total net assets. . .   $23,546,460   $471,964      $18,851,530    $17,749,607      $6,890,040
                        ===========   ========      ===========    ===========      ==========
Units outstanding . .     3,229,490     47,507        1,796,567      2,286,093         799,103
                        ===========   ========      ===========    ===========      ==========
Unit value (in
 accumulation). . . .   $      7.29   $   9.93      $     10.49    $      7.76      $     8.62
                        ===========   ========      ===========    ===========      ==========

                        JANUS ASPEN  JANUS ASPEN               MFS NEW
                         WORLDWIDE     GLOBAL     MFS GROWTH  DISCOVERY    MFS RESEARCH
                          GROWTH     TECHNOLOGY     SERIES      SERIES        SERIES
                        SUBACCOUNT   SUBACCOUNT   SUBACCOUNT  SUBACCOUNT    SUBACCOUNT
                        -----------  -----------  ----------  ----------  --------------
ASSETS
Investments in shares
 of portfolios of:
 John Hancock Variable
  Series Trust I, at
  value . . . . . . .   $       --    $     --    $       --  $       --    $       --
 Outside Trust, at
  value . . . . . . .    1,949,606     310,887     8,428,812   5,561,668     6,448,382
                        ----------    --------    ----------  ----------    ----------
Total Assets. . . . .   $1,949,606    $310,887    $8,428,812  $5,561,668    $6,448,382
                        ==========    ========    ==========  ==========    ==========
NET ASSETS:
Contracts in
 accumulation . . . .   $1,949,606          --    $8,428,812  $5,561,668    $6,448,382
Contracts in payout
 (annuitization). . .           --          --            --          --            --
                        ----------    --------    ----------  ----------    ----------
Total net assets. . .   $1,949,606    $310,887    $8,428,812  $5,561,668    $6,448,382
                        ==========    ========    ==========  ==========    ==========
Units outstanding . .      315,084      22,779     1,129,960     450,247       810,707
                        ==========    ========    ==========  ==========    ==========
Unit value (in
 accumulation). . . .   $     6.19    $  13.65    $     7.46  $    12.35    $     7.95
                        ==========    ========    ==========  ==========    ==========

See accompanying notes.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT JF


                            STATEMENT OF OPERATIONS


                               DECEMBER 31, 2003

                                                                         EMERGING
                                 LARGE CAP   FUNDAMENTAL     ACTIVE      MARKETS      FINANCIAL
                                  GROWTH        GROWTH        BOND        EQUITY     INDUSTRIES
                                SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                -----------  ------------  -----------  ----------  -------------
Investment Income:
 Distributions
 received from the net
 investment
 income of the
 underlying portfolio . . . .   $   22,211   $        --   $1,588,714   $  9,788     $  336,146
                                ----------   -----------   ----------   --------     ----------
Total Investment
  Income. . . . . . . . . . .       22,211            --    1,588,714      9,788        336,146
Expenses:
 Mortality & expense
  risk. . . . . . . . . . . .       47,968        64,190      437,378      6,461        262,011
                                ----------   -----------   ----------   --------     ----------
Net investment income
 (loss) . . . . . . . . . . .      (25,757)      (64,190)   1,151,336      3,327         74,135
Realized gain (loss)
 on investments:
 Realized gains
  (losses) on sale of
  portfolio shares. . . . . .     (233,405)   (1,060,625)     254,887     (4,764)       (44,108)
 Distributions
  received from
  realized capital
  gains of the
  underlying portfolio. . . .        7,441       513,017      934,947     32,296         41,188
                                ----------   -----------   ----------   --------     ----------
Realized gains
 (losses) . . . . . . . . . .     (225,964)     (547,608)   1,189,834     27,532         (2,920)
Change in unrealized
 appreciation
 (depreciation)
 during the year. . . . . . .    1,215,483     1,970,560     (811,710)   219,655      4,613,359
                                ----------   -----------   ----------   --------     ----------
Net increase in net
 assets resulting from
 operations . . . . . . . . .   $  963,762   $ 1,358,762   $1,529,460   $250,514     $4,684,574
                                ==========   ===========   ==========   ========     ==========

                                INTERNATIONAL
                                   EQUITY       SMALL CAP     HEALTH     OVERSEAS     EARNINGS
                                    INDEX        GROWTH      SCIENCES     EQUITY       GROWTH
                                 SUBACCOUNT    SUBACCOUNT   SUBACCOUNT  SUBACCOUNT   SUBACCOUNT
                                -------------  -----------  ----------  ----------  --------------
Investment Income:
 Distributions
 received from the net
 investment
 income of the
 underlying portfolio . . . .     $ 48,292     $       --   $  4,378    $  130,355   $     3,577
                                  --------     ----------   --------    ----------   -----------
Total Investment
  Income. . . . . . . . . . .       48,292             --      4,378       130,355         3,577
Expenses:
 Mortality & expense
  risk. . . . . . . . . . . .       25,995        122,671     22,052        37,588        73,219
                                  --------     ----------   --------    ----------   -----------
Net investment income
 (loss) . . . . . . . . . . .       22,297       (122,671)   (17,674)       92,767       (69,642)
Realized gain (loss)
 on investments:
 Realized gains
  (losses) on sale of
  portfolio shares. . . . . .       (1,048)      (857,830)   (37,554)       32,306    (1,278,758)
 Distributions
  received from
  realized capital
  gains of the
  underlying portfolio. . . .       21,034        154,412     43,963        86,112       100,244
                                  --------     ----------   --------    ----------   -----------
Realized gains
 (losses) . . . . . . . . . .       19,986       (703,418)     6,409       118,418    (1,178,514)
Change in unrealized
 appreciation
 (depreciation)
 during the year. . . . . . .      863,926      3,110,762    482,311       823,871     2,495,116
                                  --------     ----------   --------    ----------   -----------
Net increase in net
 assets resulting from
 operations . . . . . . . . .     $906,209     $2,284,673   $471,046    $1,035,056   $ 1,246,960
                                  ========     ==========   ========    ==========   ===========

See accompanying notes.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT JF

                               DECEMBER 31, 2003

                             MID CAP VALUE
                              SUBACCOUNT                    LARGE CAP
                              PERIOD FROM      LARGE CAP      VALUE     FUNDAMENTAL     MONEY
                           MAY 1, 2003(*) TO     VALUE        CORE         VALUE        MARKET
                           DECEMBER 31, 2003  SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                           -----------------  ----------   ----------   -----------   ----------
Investment Income:
 Distributions
 received from the net
 investment
 income of the
 underlying portfolio . . .    $ 1,175        $  168,727   $  135,042   $  124,778    $ 454,827
                               -------        ----------   ----------   ----------    ---------
Total Investment
  Income. . . . . . . . . .      1,175           168,727      135,042      124,778      454,827
Expenses:
 Mortality & expense
  risk. . . . . . . . . . .      2,961           106,541      122,857      108,480      591,075
                               -------        ----------   ----------   ----------    ---------
Net investment income
 (loss) . . . . . . . . . .     (1,786)           62,186       12,185       16,298     (136,248)
Realized gain (loss)
 on investments:
 Realized gains
  (losses) on sale of
  portfolio shares. . . . .      7,985          (152,369)    (184,981)    (293,505)          --
 Distributions
  received from
  realized capital
  gains of the
  underlying portfolio. . .     28,292           155,767      379,046       10,228           --
                               -------        ----------   ----------   ----------    ---------
Realized gains
 (losses) . . . . . . . . .     36,277             3,398      194,065     (283,277)          --
Change in unrealized
 appreciation
 (depreciation)
 during the year. . . . . .     64,277         1,957,765    2,268,164    2,466,232           --
                               -------        ----------   ----------   ----------    ---------
Net increase
 (decrease) in net
 assets resulting
 from operations. . . . . .    $98,768        $2,023,349   $2,474,414   $2,199,253    $(136,248)
                               =======        ==========   ==========   ==========    =========

                            SMALL/MID CAP     BOND      LARGE CAP    SMALL/MID CAP    SMALL CAP
                               GROWTH        INDEX      GROWTH B         CORE           VALUE
                             SUBACCOUNT    SUBACCOUNT  SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                            -------------  ----------  ------------  -------------  -------------
Investment Income:
 Distributions
 received from the net
 investment
 income of the
 underlying portfolio . . .  $       --    $ 749,229   $        --    $   20,628     $   77,073
                             ----------    ---------   -----------    ----------     ----------
Total Investment
  Income. . . . . . . . . .          --      749,229            --        20,628         77,073
Expenses:
 Mortality & expense
  risk. . . . . . . . . . .      73,164      198,073        78,339        56,079        146,429
                             ----------    ---------   -----------    ----------     ----------
Net investment income
 (loss) . . . . . . . . . .     (73,164)     551,156       (78,339)      (35,451)       (69,356)
Realized gain (loss)
 on investments:
 Realized gains
  (losses) on sale of
  portfolio shares. . . . .     (60,543)     152,304    (1,297,923)      (37,723)       200,431
 Distributions
  received from
  realized capital
  gains of the
  underlying portfolio. . .     495,418       69,390       894,992       472,865        530,681
                             ----------    ---------   -----------    ----------     ----------
Realized gains
 (losses) . . . . . . . . .     434,875      221,694      (402,931)      435,142        731,112
Change in unrealized
 appreciation
 (depreciation)
 during the year. . . . . .   1,875,875     (430,484)    2,144,453     1,300,123      3,044,749
                             ----------    ---------   -----------    ----------     ----------
Net increase in net
 assets resulting from
 operations . . . . . . . .  $2,237,586    $ 342,366   $ 1,663,183    $1,699,814     $3,706,505
                             ==========    =========   ===========    ==========     ==========

(*) Commencement of Operations.

See accompanying notes.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT JF

                               DECEMBER 31, 2003

                                                                       TOTAL RETURN
                                                                      BOND SUBACCOUNT
                             REAL ESTATE   GROWTH &                     PERIOD FROM      SHORT-TERM
                               EQUITY       INCOME        MANAGED    MAY 1, 2003(*) TO      BOND
                             SUBACCOUNT   SUBACCOUNT    SUBACCOUNT   DECEMBER 31, 2003   SUBACCOUNT
                             -----------  ------------  -----------  -----------------  ------------
Investment Income:
 Distributions
 received from the net
 investment
 income of the
 underlying portfolio . . .  $  248,741   $   343,353   $  434,288       $ 9,419         $ 635,612
                             ----------   -----------   ----------       -------         ---------
Total Investment
  Income. . . . . . . . . .     248,741       343,353      434,288         9,419           635,612
Expenses:
 Mortality & expense
  risk. . . . . . . . . . .      64,167       408,210      161,789         5,582           215,285
                             ----------   -----------   ----------       -------         ---------
Net investment income
 (loss) . . . . . . . . . .     184,574       (64,857)     272,499         3,837           420,327
Realized gain (loss)
 on investments:
 Realized gains
  (losses) on sale of
  portfolio shares. . . . .      (2,385)   (1,080,390)    (217,847)          (56)           51,740
 Distributions
  received from
  realized capital
  gains of the
  underlying portfolio. . .     184,488       202,875       60,850         6,371                --
                             ----------   -----------   ----------       -------         ---------
Realized gains
 (losses) . . . . . . . . .     182,103      (877,515)    (156,997)        6,315            51,740
Change in unrealized
 appreciation
 (depreciation)
 during the year. . . . . .   1,242,349     8,832,406    2,017,139         9,552          (235,019)
                             ----------   -----------   ----------       -------         ---------
Net increase in net
 assets resulting from
 operations . . . . . . . .  $1,609,026   $ 7,890,034   $2,132,641       $19,704         $ 237,048
                             ==========   ===========   ==========       =======         =========

                               SMALL CAP     INTERNATIONAL    EQUITY      HIGH YIELD      GLOBAL
                            EMERGING GROWTH  OPPORTUNITIES     INDEX         BOND          BOND
                              SUBACCOUNT      SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                            ---------------  -------------  ------------  -----------  ------------
Investment Income:
 Distributions
 received from the net
 investment
 income of the
 underlying portfolio . . .    $  1,350       $   60,933    $   525,423   $  549,054     $212,676
                               --------       ----------    -----------   ----------     --------
Total Investment
  Income. . . . . . . . . .       1,350           60,933        525,423      549,054      212,676
Expenses:
 Mortality & expense
  risk. . . . . . . . . . .      14,671           50,245        258,986      100,981       44,106
                               --------       ----------    -----------   ----------     --------
Net investment income
 (loss) . . . . . . . . . .     (13,321)          10,688        266,437      448,073      168,570
Realized gain (loss)
 on investments:
 Realized gains
  (losses) on sale of
  portfolio shares. . . . .     (74,751)         (14,560)    (1,709,930)    (364,772)     127,166
 Distributions
  received from
  realized capital
  gains of the
  underlying portfolio. . .     192,949               --        117,371       24,712       74,378
                               --------       ----------    -----------   ----------     --------
Realized gains
 (losses) . . . . . . . . .     118,198          (14,560)    (1,592,559)    (340,060)     201,544
Change in unrealized
 appreciation
 (depreciation)
 during the year. . . . . .     372,136        1,211,298      6,422,488    1,005,962      127,264
                               --------       ----------    -----------   ----------     --------
Net increase in net
 assets resulting from
 operations . . . . . . . .    $477,013       $1,207,426    $ 5,096,366   $1,113,975     $497,378
                               ========       ==========    ===========   ==========     ========

(*) Commencement of Operations.

See accompanying notes.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT JF

                               DECEMBER 31, 2003

                                       AIM V.I.
                         AIM V.I.       CAPITAL                                    FIDELITY VIP II
                          PREMIER     DEVELOPMENT  FIDELITY VIP II  FIDELITY VIP      OVERSEAS
                          EQUITY        SERIES       CONTRAFUND        GROWTH          EQUITY
                        SUBACCOUNT    SUBACCOUNT     SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                        ------------  -----------  ---------------  ------------  -----------------
Investment Income:
 Distributions
 received from the net
 investment
 income of the
 underlying
 portfolio  . . . . .   $    65,334    $    --       $   56,434     $    30,559      $   42,008
                        -----------    -------       ----------     -----------      ----------
Total Investment
 Income . . . . . . .        65,334         --           56,434          30,559          42,008
Expenses:
 Mortality & expense
  risk. . . . . . . .       250,730      2,906          203,562         195,938          70,097
                        -----------    -------       ----------     -----------      ----------
Net investment
 (loss) . . . . . . .      (185,396)    (2,906)        (147,128)       (165,379)        (28,089)
Realized gain (loss)
 on investments:
 Realized gains
  (losses) on sale of
  portfolio shares. .    (3,492,144)    (5,774)        (645,645)     (2,020,601)       (160,286)
 Distributions
  received from
  realized capital
  gains of the
  underlying
  portfolio . . . . .            --         --               --              --              --
                        -----------    -------       ----------     -----------      ----------
Realized (losses) . .    (3,492,144)    (5,774)        (645,645)     (2,020,601)       (160,286)
Change in unrealized
 appreciation
 (depreciation)
 during the year. . .     8,057,057     86,045        4,800,355       6,477,692       2,204,833
                        -----------    -------       ----------     -----------      ----------
Net increase in net
 assets resulting from
 operations . . . . .   $ 4,379,517    $77,365       $4,007,582     $ 4,291,712      $2,016,458
                        ===========    =======       ==========     ===========      ==========

                                        JANUS ASPEN
                                          GLOBAL
                                        TECHNOLOGY
                        JANUS ASPEN     SUBACCOUNT          MFS            MFS            MFS
                         WORLDWIDE      PERIOD FROM       GROWTH      NEW DISCOVERY     RESEARCH
                          GROWTH     MAY 2, 2003(*) TO    SERIES         SERIES          SERIES
                        SUBACCOUNT   DECEMBER 31, 2003  SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
                        -----------  -----------------  ------------  -------------  --------------
Investment Income:
 Distributions
 received from the net
 investment
 income of the
 underlying
 portfolio  . . . . .    $ 14,866        $    --        $        --    $       --     $    39,058
                         --------        -------        -----------    ----------     -----------
Total Investment
 Income . . . . . . .      14,866             --                 --            --          39,058
Expenses:
 Mortality & expense
  risk. . . . . . . .      21,891          2,604             97,363        62,142          73,219
                         --------        -------        -----------    ----------     -----------
Net investment
 (loss) . . . . . . .      (7,025)        (2,604)           (97,363)      (62,142)        (34,161)
Realized gain (loss)
 on investments:
 Realized gains
  (losses) on sale of
  portfolio shares. .     (68,663)        10,264         (1,213,469)     (530,908)     (1,036,096)
 Distributions
  received from
  realized capital
  gains of the
  underlying
  portfolio . . . . .          --             --                 --            --              --
                         --------        -------        -----------    ----------     -----------
Realized (losses) . .     (68,663)        10,264         (1,213,469)     (530,908)     (1,036,096)
Change in unrealized
 appreciation
 (depreciation)
 during the year. . .     439,452         62,999          2,805,525     1,986,010       2,298,747
                         --------        -------        -----------    ----------     -----------
Net increase in net
 assets resulting from
 operations . . . . .    $363,764        $70,659        $ 1,494,693    $1,392,960     $ 1,228,490
                         ========        =======        ===========    ==========     ===========

(*) Commencement of Operations.

See accompanying notes.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT JF


                       STATEMENT OF CHANGES IN NET ASSETS


                        FOR THE YEARS ENDED DECEMBER 31,


                                     LARGE CAP GROWTH          FUNDAMENTAL GROWTH
                                        SUBACCOUNT                 SUBACCOUNT
                                  -----------------------   --------------------------
                                     2003         2002         2003           2002
                                  -----------  -----------  -----------  -------------
Increase (decrease) in
 net assets from
 operations:
 Net investment (loss). . . . .   $  (25,757)  $  (14,259)  $  (64,190)   $   (78,551)
 Realized (losses). . . . . . .     (225,964)    (635,241)    (547,608)    (2,770,692)
 Change in unrealized
  appreciation
  (depreciation)
  during the year . . . . . . .    1,215,483      119,480    1,970,560        363,769
                                  ----------   ----------   ----------    -----------
Net increase (decrease)
 in net assets resulting
 from operations. . . . . . . .      963,762     (530,020)   1,358,762     (2,485,474)
Contract transactions:
 Net payments received
  from contract owners. . . . .      315,624      485,896      187,415        234,721
 Net transfers for
  contract benefits and
  terminations. . . . . . . . .     (477,657)    (233,224)    (463,322)    (1,076,073)
 Net transfers between
  subaccounts . . . . . . . . .    3,273,905      185,129      364,172       (430,371)
                                  ----------   ----------   ----------    -----------
Net increase (decrease)
 in net assets resulting
 from contract transactions . .    3,111,872      437,801       88,265     (1,271,723)
                                  ----------   ----------   ----------    -----------
Total increase
 (decrease) in net
 assets . . . . . . . . . . . .    4,075,634      (92,219)   1,447,027     (3,757,197)
Net assets at the
 beginning of the year. . . . .    1,543,868    1,636,087    4,710,824      8,468,021
                                  ----------   ----------   ----------    -----------
Net assets end of period  . . .   $5,619,502   $1,543,868   $6,157,851    $ 4,710,824
                                  ==========   ==========   ==========    ===========

                                  ACTIVE BOND          EMERGING MARKETS EQUITY
                                  SUBACCOUNT                 SUBACCOUNT
                           -------------------------   --------------------------
                              2003          2002          2003          2002
                           ------------  ------------  -----------  -------------
Increase (decrease) in
 net assets from
 operations:
 Net investment income
  (loss) . . . . . . . . .  $ 1,151,336   $   839,166    $  3,327      $ (3,023)
 Realized gains
  (losses) . . . . . . . .    1,189,834       (49,288)     27,532        18,495
 Change in unrealized
  appreciation
  (depreciation)
  during the year. . . . .     (811,710)      388,699     219,655       (37,442)
                            -----------   -----------    --------      --------
Net increase (decrease)
 in net assets
 resulting
 from operations . . . . .    1,529,460     1,178,577     250,514       (21,970)
Contract transactions:
 Net payments received
  from contract owners . .    1,274,174     3,864,722      51,016        90,443
 Net transfers for
  contract benefits and
  terminations . . . . . .   (4,627,991)   (2,781,882)    (59,641)      (31,828)
 Net transfers between
  subaccounts. . . . . . .   17,436,757    (4,412,142)    353,384       136,915
                            -----------   -----------    --------      --------
Net increase (decrease)
 in net assets
 resulting from
 contract transactions . .   14,082,940     5,494,982     344,759       195,530
                            -----------   -----------    --------      --------
Total increase in net
 assets. . . . . . . . . .   15,612,400     6,673,559     595,273       173,560
Net assets at the
 beginning of the year . .   22,744,853    16,071,294     323,729       150,169
                            -----------   -----------    --------      --------
Net assets end of
 period. . . . . . . . . .  $38,357,253   $22,744,853    $919,002      $323,729
                            ===========   ===========    ========      ========

See accompanying notes.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT JF

                        FOR THE YEARS ENDED DECEMBER 31,

                               FINANCIAL INDUSTRIES      INTERNATIONAL EQUITY INDEX
                                    SUBACCOUNT                   SUBACCOUNT
                            --------------------------   -----------------------------
                               2003           2002           2003            2002
                            ------------  -------------  -------------  --------------
Increase (decrease) in
 net assets from
 operations:
 Net investment income
  (loss). . . . . . . . . . $    74,135   $    (94,144)   $   22,297      $   1,205
 Realized gains
  (losses). . . . . . . . .      (2,920)      (778,199)       19,986        123,916
 Change in unrealized
  appreciation
  (depreciation)
  during the year . . . . .   4,613,359     (5,366,539)      863,926        (24,650)
                            -----------   ------------    ----------      ---------
Net increase
 (decrease) in net
 assets resulting
 from operations. . . . . .   4,684,574     (6,238,882)      906,209        100,471
Contract transactions:
 Net payments received
  from contract owners. . .      82,109        562,534        29,236        147,881
 Net transfers for
  contract benefits
  and terminations. . . . .   2,511,734     (4,100,672)     (156,412)        (2,710)
 Net transfers between
  subaccounts . . . . . . .    (925,770)    (2,375,709)    2,381,687       (184,707)
                            -----------   ------------    ----------      ---------
Net increase
 (decrease) in net
 assets resulting from
 contract transactions. . .  (3,355,395)    (5,913,847)    2,254,511        (39,536)
                            -----------   ------------    ----------      ---------
Total increase
 (decrease) in net
 assets . . . . . . . . . .   1,329,179    (12,152,729)    3,160,720         60,935
Net assets at the
 beginning of the year. . .  21,131,982     33,284,711       244,337        183,402
                            -----------   ------------    ----------      ---------
Net assets end of
 period . . . . . . . . . . $22,461,161   $ 21,131,982    $3,405,057      $ 244,337
                            ===========   ============    ==========      =========

                                  SMALL CAP GROWTH            HEALTH SCIENCES
                                     SUBACCOUNT                 SUBACCOUNT
                              -------------------------   --------------------------
                                 2003          2002          2003          2002
                              ------------  ------------  -----------  -------------
Increase (decrease) in
 net assets from
 operations:
 Net investment (loss) . . .  $  (122,671)  $  (154,907)  $  (17,674)   $  (12,354)
 Realized gains
  (losses) . . . . . . . . .     (703,418)   (2,292,991)       6,409       (88,740)
 Change in unrealized
  appreciation
  (depreciation)
  during the year. . . . . .    3,110,762    (2,478,544)     482,311      (205,732)
                              -----------   -----------   ----------    ----------
Net increase (decrease)
 in net assets
 resulting
 from operations . . . . . .    2,284,673    (4,926,442)     471,046      (306,826)
Contract transactions:
 Net payments received
  from contract owners . . .       43,271       439,934      215,546       563,494
 Net transfers for
  contract benefits and
  terminations . . . . . . .   (1,127,474)   (1,532,394)    (238,109)     (109,410)
 Net transfers between
  subaccounts. . . . . . . .      746,253      (754,669)     325,130       243,627
                              -----------   -----------   ----------    ----------
Net increase (decrease)
 in net assets
 resulting from
 contract transactions . . .     (337,950)   (1,847,129)     302,567       697,711
                              -----------   -----------   ----------    ----------
Total increase
 (decrease) in net
 assets. . . . . . . . . . .    1,946,723    (6,773,571)     773,613       390,885
Net assets at the
 beginning of the year . . .    9,496,128    16,269,699    1,371,770       980,885
                              -----------   -----------   ----------    ----------
Net assets end of
 period. . . . . . . . . . .  $11,442,851   $ 9,496,128   $2,145,383    $1,371,770
                              ===========   ===========   ==========    ==========

See accompanying notes.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT JF

                        FOR THE YEARS ENDED DECEMBER 31,

                                  OVERSEAS EQUITY            EARNINGS GROWTH
                                    SUBACCOUNT                 SUBACCOUNT
                              -----------------------   ----------------------------
                                 2003         2002         2003            2002
                              -----------  -----------  ------------  --------------
Increase (decrease) in
 net assets from
 operations:
 Net investment income
  (loss) . . . . . . . . . .  $   92,767   $      266   $   (69,642)   $   (83,742)
 Realized gains
  (losses) . . . . . . . . .     118,418      (87,862)   (1,178,514)    (3,162,966)
 Change in unrealized
  appreciation
  (depreciation)
  during the year. . . . . .     823,871      (34,976)    2,495,116        297,977
                              ----------   ----------   -----------    -----------
Net increase (decrease)
 in net assets
 resulting
 from operations . . . . . .   1,035,056     (122,572)    1,246,960     (2,948,731)
Contract transactions:
 Net payments received
  from contract owners . . .     155,655      472,202       174,596        524,384
 Net transfers for
  contract benefits and
  terminations . . . . . . .    (261,522)    (168,645)     (553,184)      (577,065)
 Net transfers between
  subaccounts. . . . . . . .     675,009      701,449       151,393        126,367
                              ----------   ----------   -----------    -----------
Net increase (decrease)
 in net assets
 resulting from
 contract transactions . . .     569,142    1,005,006      (227,195)        73,691
                              ----------   ----------   -----------    -----------
Total increase
 (decrease) in net
 assets. . . . . . . . . . .   1,604,198      882,434     1,019,765     (2,875,040)
Net assets at the
 beginning of the year . . .   2,301,675    1,419,241     5,470,064      8,345,104
                              ----------   ----------   -----------    -----------
Net assets end of
 period. . . . . . . . . . .  $3,905,873   $2,301,675   $ 6,489,829    $ 5,470,064
                              ==========   ==========   ===========    ===========

                                   MID CAP VALUE           LARGE CAP VALUE
                                 SUBACCOUNT  PERIOD          SUBACCOUNT
                                FROM  MAY 1, 2003(*)  ----------------------------
                                TO DECEMBER 31, 2003     2003            2002
                                --------------------  ------------  --------------
Increase (decrease) in net
 assets from operations:
 Net investment income
  (loss) . . . . . . . . . . . .    $ (1,786)        $    62,186    $   130,432
 Realized gains (losses) . . . .      36,277               3,398       (169,558)
 Change in unrealized
  appreciation
  (depreciation)
  during the year. . . . . . . .      64,277           1,957,765     (1,058,551)
                                    --------         -----------    -----------
Net increase (decrease) in
 net assets resulting
 from operations . . . . . . . .      98,768           2,023,349     (1,097,677)
Contract transactions:
 Net payments received from
  contract owners. . . . . . . .      65,860             453,536      1,626,324
 Net transfers for contract
  benefits and terminations. . .      (7,506)           (877,147)      (678,503)
 Net transfers between
  subaccounts. . . . . . . . . .     759,074           2,654,365      2,138,260
                                    --------         -----------    -----------
Net increase in net assets
 resulting from
 contract transactions . . . . .     817,428           2,230,754      3,086,081
                                    --------         -----------    -----------
Total increase in net
 assets. . . . . . . . . . . . .     916,196           4,254,103      1,988,404
Net assets at the beginning
 of the year . . . . . . . . . .           0           7,139,429      5,151,025
                                    --------         -----------    -----------
Net assets end of period . . . .    $916,196         $11,393,532    $ 7,139,429
                                    ========         ===========    ===========

(*) Commencement of Operations.

See accompanying notes.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT JF

                        FOR THE YEARS ENDED DECEMBER 31,

                               LARGE CAP VALUE CORE          FUNDAMENTAL VALUE
                                    SUBACCOUNT                  SUBACCOUNT
                             -------------------------   ----------------------------
                                2003          2002          2003            2002
                             ------------  ------------  ------------  --------------
Increase (decrease) in
 net assets from
 operations:
 Net investment income
  (loss). . . . . . . . . .  $    12,185   $    (6,173)  $    16,298    $     3,115
 Realized gains
  (losses). . . . . . . . .      194,065      (258,622)     (283,277)      (379,102)
 Change in unrealized
  appreciation
  (depreciation)
  during the year . . . . .    2,268,164    (1,956,994)    2,466,232     (1,555,125)
                             -----------   -----------   -----------    -----------
Net increase
 (decrease) in net
 assets resulting
 from operations. . . . . .    2,474,414    (2,221,789)    2,199,253     (1,931,112)
Contract transactions:
 Net payments received
  from contract owners. . .      279,187       782,441       407,996        834,085
 Net transfers for
  contract benefits
  and terminations. . . . .     (712,146)     (841,474)     (894,031)    (1,020,484)
 Net transfers between
  subaccounts . . . . . . .      295,478       612,420     1,063,812        583,920
                             -----------   -----------   -----------    -----------
Net increase
 (decrease) in net
 assets resulting from
 contract transactions. . .     (137,481)      553,387       577,777        397,521
                             -----------   -----------   -----------    -----------
Total increase
 (decrease) in net
 assets . . . . . . . . . .    2,336,933    (1,668,402)    2,777,030     (1,533,591)
Net assets at the
 beginning of the year. . .    8,974,628    10,643,030     7,881,658      9,415,249
                             -----------   -----------   -----------    -----------
Net assets end of
 period . . . . . . . . . .  $11,311,561   $ 8,974,628   $10,658,688    $ 7,881,658
                             ===========   ===========   ===========    ===========

                                    MONEY MARKET             SMALL/MID CAP GROWTH
                                     SUBACCOUNT                   SUBACCOUNT
                             ---------------------------   ---------------------------
                                 2003           2002          2003           2002
                             -------------  -------------  -----------  --------------
Increase (decrease) in
 net assets from
 operations:
 Net investment income
  (loss). . . . . . . . . .  $   (136,248)  $    110,764   $  (73,164)   $    (3,655)
 Realized gains
  (losses). . . . . . . . .            --             --      434,875       (301,263)
 Change in unrealized
  appreciation
  (depreciation)
  during the year . . . . .            --             --    1,875,875       (980,440)
                             ------------   ------------   ----------    -----------
Net increase
 (decrease) in net
 assets resulting
 from operations. . . . . .      (136,248)       110,764    2,237,586     (1,285,358)
Contract transactions:
 Net payments received
  from contract owners. . .     1,649,052     23,367,858      382,414        444,341
 Net transfers for
  contract benefits
  and terminations. . . . .   (23,023,403)   (29,379,268)    (659,667)      (450,907)
 Net transfers between
  subaccounts . . . . . . .     3,261,670     13,042,517    1,048,788        910,922
                             ------------   ------------   ----------    -----------
Net increase
 (decrease) in net
 assets resulting from
 contract transactions. . .   (18,112,681)     7,031,107      771,535        904,356
                             ------------   ------------   ----------    -----------
Total increase
 (decrease) in net
 assets . . . . . . . . . .   (18,248,929)     7,141,871    3,009,121       (381,002)
Net assets at the
 beginning of the year. . .    57,111,933     49,970,062    4,651,931      5,032,933
                             ------------   ------------   ----------    -----------
Net assets end of
 period . . . . . . . . . .  $ 38,863,004   $ 57,111,933   $7,661,052    $ 4,651,931
                             ============   ============   ==========    ===========

See accompanying notes.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT JF

                        FOR THE YEARS ENDED DECEMBER 31,

                                      BOND INDEX              LARGE CAP GROWTH B
                                      SUBACCOUNT                  SUBACCOUNT
                               -------------------------   ---------------------------
                                  2003          2002          2003           2002
                               ------------  ------------  -----------  --------------
Increase (decrease) in
 net assets from
 operations:
 Net investment income
  (loss). . . . . . . . . .    $   551,156   $   499,606   $  (78,339)   $   (97,188)
 Realized gains
  (losses). . . . . . . . .        221,694       172,118     (402,931)    (1,527,459)
 Change in unrealized
  appreciation
  (depreciation)
  during the year . . . . .       (430,484)      323,847    2,144,453     (1,512,913)
                               -----------   -----------   ----------    -----------
Net increase
 (decrease) in net
 assets resulting
 from operations. . . . . .        342,366       995,571    1,663,183     (3,137,560)
Contract transactions:
 Net payments received
  from contract owners. . .        184,611     1,797,682      210,949        488,917
 Net transfers for
  contract benefits
  and terminations. . . . .     (2,154,204)   (1,925,363)    (707,460)      (618,927)
 Net transfers between
  subaccounts . . . . . . .      3,317,186     3,460,506     (334,795)      (541,260)
                               -----------   -----------   ----------    -----------
Net increase
 (decrease) in net
 assets resulting from
 contract transactions. . .      1,347,593     3,332,825     (831,306)      (671,270)
                               -----------   -----------   ----------    -----------
Total increase
 (decrease) in net
 assets . . . . . . . . . .      1,689,959     4,328,396      831,877     (3,808,830)
Net assets at the
 beginning of the year. . .     14,035,827     9,707,431    5,940,605      9,749,435
                               -----------   -----------   ----------    -----------
Net assets end of
 period . . . . . . . . . .    $15,725,786   $14,035,827   $6,772,482    $ 5,940,605
                               ===========   ===========   ==========    ===========

                                 SMALL/MID CAP CORE           SMALL CAP VALUE
                                     SUBACCOUNT                 SUBACCOUNT
                               -----------------------   ----------------------------
                                  2003         2002         2003            2002
                               -----------  -----------  ------------  --------------
Increase (decrease) in
 net assets from
 operations:
 Net investment income
  (loss) . . . . . . . . . .   $  (35,451)  $  (27,085)  $   (69,356)   $   135,275
 Realized gains
  (losses) . . . . . . . . .      435,142      (97,573)      731,112        104,095
 Change in unrealized
  appreciation
  (depreciation)
  during the year. . . . . .    1,300,123     (535,760)    3,044,749     (1,236,705)
                               ----------   ----------   -----------    -----------
Net increase (decrease)
 in net assets
 resulting
 from operations . . . . . .    1,699,814     (660,418)    3,706,505       (997,335)
Contract transactions:
 Net payments received
  from contract owners . . .      134,153      634,212       406,176      1,402,734
 Net transfers for
  contract benefits and
  terminations . . . . . . .     (413,382)    (253,060)   (1,130,932)    (1,000,904)
 Net transfers between
  subaccounts. . . . . . . .      489,084      856,511       891,582      1,876,540
                               ----------   ----------   -----------    -----------
Net increase in net
 assets resulting from
 contract transactions . . .      209,855    1,237,663       166,826      2,278,370
                               ----------   ----------   -----------    -----------
Total increase in net
 assets. . . . . . . . . . .    1,909,669      577,245     3,873,331      1,281,035
Net assets at the
 beginning of the year . . .    3,771,190    3,193,945    10,197,412      8,916,377
                               ----------   ----------   -----------    -----------
Net assets end of
 period. . . . . . . . . . .   $5,680,859   $3,771,190   $14,070,743    $10,197,412
                               ==========   ==========   ===========    ===========

See accompanying notes.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT JF

                        FOR THE YEARS ENDED DECEMBER 31,

                               REAL ESTATE EQUITY           GROWTH & INCOME
                                   SUBACCOUNT                 SUBACCOUNT
                             -----------------------   ---------------------------
                                2003         2002         2003            2002
                             -----------  -----------  ------------  -------------
Increase (decrease) in
 net assets from
 operations:
 Net investment income
  (loss) . . . . . . . . . . $  184,574   $  212,928   $   (64,857)   $  (113,759)
 Realized gains
  (losses) . . . . . . . . .    182,103      (18,815)     (877,515)      (955,711)
 Change in unrealized
  appreciation
  (depreciation)
  during the year. . . . . .  1,242,349     (252,114)    8,832,406     (4,852,104)
                             ----------   ----------   -----------    -----------
Net increase (decrease)
 in net assets
 resulting
 from operations . . . . . .  1,609,026      (58,001)    7,890,034     (5,921,574)
Contract transactions:
 Net payments received
  from contract owners . . .    382,105    1,010,437       413,601      1,110,196
 Net transfers for
  contract benefits and
  terminations . . . . . . .   (292,517)    (192,185)   (3,280,414)    (2,887,171)
 Net transfers between
  subaccounts. . . . . . . .    839,290    1,487,565    20,026,897       (873,482)
                             ----------   ----------   -----------    -----------
Net increase (decrease)
 in net assets
 resulting from
 contract transactions . . .    928,878    2,305,817    17,160,084     (2,650,457)
                             ----------   ----------   -----------    -----------
Total increase
 (decrease) in net
 assets. . . . . . . . . . .  2,537,904    2,247,816    25,050,118     (8,572,031)
Net assets at the
 beginning of the year . . .  4,021,544    1,773,728    17,659,641     26,231,672
                             ----------   ----------   -----------    -----------
Net assets end of
 period. . . . . . . . . . . $6,559,448   $4,021,544   $42,709,759    $17,659,641
                             ==========   ==========   ===========    ===========


                                                                     TOTAL RETURN
                                              MANAGED              BOND SUBACCOUNT
                                            SUBACCOUNT               PERIOD FROM
                                     -------------------------    MAY 1, 2003(*) TO
                                        2003          2002        DECEMBER 31, 2003
                                     ------------  ------------  --------------------
Increase (decrease) in net
 assets from operations:
 Net investment income . . . . . .   $   272,499   $    64,706       $    3,837
 Realized gains (losses) . . . . .      (156,997)     (485,305)           6,315
 Change in unrealized
  appreciation (depreciation)
  during the year. . . . . . . . .     2,017,139    (1,444,781)           9,552
                                     -----------   -----------       ----------
Net increase (decrease) in
 net assets resulting
 from operations . . . . . . . . .     2,132,641    (1,865,380)          19,704
Contract transactions:
 Net payments received from
  contract owners. . . . . . . . .       656,792     4,692,382          144,985
 Net transfers for contract
  benefits and terminations. . . .    (1,745,088)   (1,678,918)          (7,252)
 Net transfers between
  subaccounts. . . . . . . . . . .     2,261,083     1,851,402        1,433,115
                                     -----------   -----------       ----------
Net increase in net assets
 resulting from
 contract transactions . . . . . .     1,172,787     4,864,866        1,570,848
                                     -----------   -----------       ----------
Total increase in net assets . . .     3,305,428     2,999,486        1,590,552
Net assets at the beginning
 of the year . . . . . . . . . . .    11,327,821     8,328,335                0
                                     -----------   -----------       ----------
Net assets end of period . . . . .   $14,633,249   $11,327,821       $1,590,552
                                     ===========   ===========       ==========

(*) Commencement of Operations.

See accompanying notes.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT JF

                        FOR THE YEARS ENDED DECEMBER 31,

                                     SHORT-TERM BOND          SMALL CAP EMERGING
                                       SUBACCOUNT                 SUBACCOUNT
                                -------------------------   -------------------------
                                   2003          2002          2003          2002
                                ------------  ------------  -----------  ------------
Increase (decrease) in
 net assets from
 operations:
 Net investment income
  (loss). . . . . . . . . . . . $   420,327   $   299,717   $  (13,321)   $  (8,343)
 Realized gains (losses)             51,740        53,778      118,198      (24,976)
 Change in unrealized
  appreciation
  (depreciation)
  during the year . . . . . . .    (235,019)       48,535      372,136     (262,448)
                                -----------   -----------   ----------    ---------
Net increase (decrease)
 in net assets resulting
 from operations. . . . . . . .     237,048       402,030      477,013     (295,767)
Contract transactions:
 Net payments received
  from contract owners. . . . .     833,911     2,260,688       49,012      156,896
 Net transfers for
  contract benefits and
  terminations. . . . . . . . .  (2,942,268)   (1,398,361)    (103,854)     (25,476)
 Net transfers between
  subaccounts . . . . . . . . .   6,242,918     6,007,499       80,255      401,466
                                -----------   -----------   ----------    ---------
Net increase in net
 assets resulting from
 contract transactions. . . . .   4,134,561     6,869,826       25,413      532,886
                                -----------   -----------   ----------    ---------
Total increase in net
 assets . . . . . . . . . . . .   4,371,609     7,271,856      502,426      237,119
Net assets at the
 beginning of the year. . . . .  13,594,392     6,322,536      964,544      727,425
                                -----------   -----------   ----------    ---------
Net assets end of period . .  . $17,966,001   $13,594,392   $1,466,970    $ 964,544
                                ===========   ===========   ==========    =========

                             INTERNATIONAL OPPORTUNITIES         EQUITY INDEX
                                     SUBACCOUNT                   SUBACCOUNT
                             ----------------------------  ----------------------------
                                 2003           2002          2003            2002
                             -------------  -------------  ------------  --------------
Increase (decrease) in
 net assets from
 operations:
 Net investment income
  (loss). . . . . . . . . . . $   10,688     $   (3,430)   $   266,437    $    55,465
 Realized gains
  (losses). . . . . . . . . .    (14,560)        81,266     (1,592,559)    (3,035,032)
 Change in unrealized
  appreciation
  (depreciation)
  during the year . . . . . .  1,211,298        (98,745)     6,422,488     (3,129,726)
                              ----------     ----------    -----------    -----------
Net increase
 (decrease) in net
 assets resulting
 from operations. . . . . . .  1,207,426        (20,909)     5,096,366     (6,109,293)
Contract transactions:
 Net payments received
  from contract owners. . . .    279,019        365,259        551,017      2,386,860
 Net transfers for
  contract benefits
  and terminations. . . . . .   (257,218)      (166,162)    (2,336,972)    (2,714,840)
 Net transfers between
  subaccounts . . . . . . . .  1,148,258      2,177,359      2,451,397        722,000
                              ----------     ----------    -----------    -----------
Net increase in net
 assets resulting from
 contract transactions . . .   1,170,059      2,376,456        665,442        394,020
                              ----------     ----------    -----------    -----------
Total increase
 (decrease) in net
 assets . . . . . . . . . . .  2,377,485      2,355,547      5,761,808     (5,715,273)
Net assets at the
 beginning of the year. . . .  2,990,389        634,842     18,924,313     24,639,586
                              ----------     ----------    -----------    -----------
Net assets end of
 period . . . . . . . . . . . $5,367,874     $2,990,389    $24,686,121    $18,924,313
                              ==========     ==========    ===========    ===========

See accompanying notes.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT JF

                        FOR THE YEARS ENDED DECEMBER 31,

                                  HIGH YIELD BOND             GLOBAL BOND
                                    SUBACCOUNT                SUBACCOUNT
                              -----------------------   --------------------------
                                 2003         2002         2003          2002
                              -----------  -----------  -----------  -------------
Increase (decrease) in
 net assets from
 operations:
 Net investment income . . .  $  448,073   $  521,952   $  168,570    $   98,455
 Realized gains (losses) . .    (340,060)    (487,079)     201,544        42,956
 Change in unrealized
  appreciation
  (depreciation)
  during the year. . . . . .   1,005,962     (394,159)     127,264       110,633
                              ----------   ----------   ----------    ----------
Net increase (decrease)
 in net assets resulting
 from operations . . . . . .   1,113,975     (359,286)     497,378       252,044
Contract transactions:
 Net payments received
  from contract owners . . .     400,401      715,908      431,619       227,773
 Net transfers for
  contract benefits and
  terminations . . . . . . .    (871,016)    (794,146)    (409,952)     (493,590)
 Net transfers between
  subaccounts. . . . . . . .   2,790,245      632,776    1,115,368     1,882,828
                              ----------   ----------   ----------    ----------
Net increase in net
 assets resulting from
 contract transactions . . .   2,319,630      554,538    1,137,035     1,617,011
                              ----------   ----------   ----------    ----------
Total increase in net
 assets. . . . . . . . . . .   3,433,605      195,252    1,634,413     1,869,055
Net assets at the
 beginning of the year . . .   6,180,706    5,985,454    2,663,287       794,232
                              ----------   ----------   ----------    ----------
Net assets end of period . .  $9,614,311   $6,180,706   $4,297,700    $2,663,287
                              ==========   ==========   ==========    ==========

                                     AIM V.I.                 AIM V.I. CAPITAL
                                  PREMIER EQUITY             DEVELOPMENT SERIES
                                    SUBACCOUNT                   SUBACCOUNT
                            --------------------------   -----------------------------
                                                                       PERIOD FROM
                                                                      MAY 6, 2002(*)
                               2003           2002         2003      TO DEC. 31, 2002
                            ------------  -------------  ---------  ------------------
Increase (decrease) in
 net assets from
 operations:
 Net investment (loss). . .  $  (185,396)  $   (194,407)  $ (2,906)      $   (311)
 Realized (losses). . . . .  (3,492,144)    (4,017,860)    (5,774)           (93)
 Change in unrealized
  appreciation
  (depreciation)
  during the year . . . . .   8,057,057     (3,957,039)    86,045         (6,532)
                            -----------   ------------   --------       --------
Net increase
 (decrease) in net
 assets resulting
 from operations. . . . . .   4,379,517     (8,169,306)    77,365         (6,936)
Contract transactions:
 Net payments received
  from contract owners. . .     136,366        800,808     56,840         46,387
 Net transfers for
  contract benefits
  and terminations. . . . .  (2,130,913)    (2,338,564)    (3,107)            --
 Net transfers between
  subaccounts . . . . . . .   5,486,112     (1,102,722)   238,093         63,322
                            -----------   ------------   --------       --------
Net increase
 (decrease) in net
 assets resulting from
 contract transactions  . .   3,491,565     (2,640,478)   291,826        109,709
                            -----------   ------------   --------       --------
Total increase
 (decrease) in net
 assets . . . . . . . . . .   7,871,082    (10,809,784)   369,191        102,773
Net assets at the
 beginning of the year. . .  15,675,378     26,485,162    102,773             --
                            -----------   ------------   --------       --------
Net assets end of
 period . . . . . . . . . . $23,546,460   $ 15,675,378   $471,964       $102,773
                            ===========   ============   ========       ========

(*) Commencement of Operations.

See accompanying notes.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT JF

                        FOR THE YEARS ENDED DECEMBER 31,

                            FIDELITY VIP II CONTRAFUND        FIDELITY VIP GROWTH
                                    SUBACCOUNT                     SUBACCOUNT
                            ---------------------------   ----------------------------
                                2003           2002          2003            2002
                            -------------  -------------  ------------  --------------
Increase (decrease) in
 net assets from
 operations:
 Net investment (loss)  . . $  (147,128)   $   (84,011)   $  (165,379)   $  (196,516)
 Realized (losses). . . . .    (645,645)      (840,215)    (2,020,601)    (2,791,466)
 Change in unrealized
  appreciation
  (depreciation)
  during the year . . . . .   4,800,355       (800,292)     6,477,692     (3,863,332)
                            -----------    -----------    -----------    -----------
Net increase
 (decrease) in net
 assets resulting
 from operations. . . . . .   4,007,582     (1,724,518)     4,291,712     (6,851,314)
Contract transactions:
 Net payments received
  from contract owners  . .     848,578      1,634,787        151,783      1,338,683
 Net transfers for
  contract benefits
  and terminations. . . . .  (1,626,353)    (1,556,056)    (1,452,885)    (1,416,658)
 Net transfers between
  subaccounts . . . . . . .   1,148,584        887,603        391,871       (189,202)
                            -----------    -----------    -----------    -----------
Net increase
 (decrease) in net
 assets resulting from
 contract transactions  . .     370,809        966,334       (909,231)      (267,177)
                            -----------    -----------    -----------    -----------
Total increase
 (decrease) in net
 assets . . . . . . . . . .   4,378,391       (758,184)     3,382,481     (7,118,491)
Net assets at the
 beginning of the year  . .  14,473,139     15,231,323     14,367,126     21,485,617
                            -----------    -----------    -----------    -----------
Net assets end of
 period . . . . . . . . . . $18,851,530    $14,473,139    $17,749,607    $14,367,126
                            ===========    ===========    ===========    ===========

                            FIDELITY VIP II OVERSEAS EQUITY      JANUS ASPEN WORLDWIDE GROWTH
                                       SUBACCOUNT                        SUBACCOUNT
                            ---------------------------------  --------------------------------
                                 2003             2002             2003              2002
                            ---------------  ----------------  --------------  ----------------
Increase (decrease) in
 net assets from
 operations:
 Net investment (loss). . .   $  (28,089)      $   (38,384)     $   (7,025)      $  (14,394)
 Realized gains
  (losses). . . . . . . . .     (160,286)         (243,615)        (68,663)        (195,977)
 Change in unrealized
  appreciation
  (depreciation)
  during the year . . . . .    2,204,833        (1,080,671)        439,452         (439,207)
                              ----------       -----------      ----------       ----------
Net increase
 (decrease) in net
 assets resulting
 from operations. . . . . .    2,016,458        (1,362,670)        363,764         (649,578)
Contract transactions:
 Net payments received
  from contract owners. . .      101,588           570,890          58,043          226,709
 Net transfers for
  contract benefits
  and terminations. . . . .     (525,488)         (660,236)       (239,625)        (132,585)
 Net transfers between
  subaccounts . . . . . . .       52,845          (750,338)        134,938          (35,582)
                              ----------       -----------      ----------       ----------
Net increase
 (decrease) in net
 assets resulting from
 contract transactions. . .     (371,055)         (839,684)        (46,644)          58,542
                              ----------       -----------      ----------       ----------
Total increase
 (decrease) in net
 assets . . . . . . . . . .    1,645,403        (2,202,354)        317,120         (591,036)
Net assets at the
 beginning of the year. . .    5,244,637         7,446,991       1,632,486        2,223,522
                              ----------       -----------      ----------       ----------
Net assets end of
 period . . . . . . . . . .   $6,890,040       $ 5,244,637      $1,949,606       $1,632,486
                              ==========       ===========      ==========       ==========

See accompanying notes.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT JF

                        FOR THE YEARS ENDED DECEMBER 31,


                                    JANUS ASPEN
                                 GLOBAL TECHNOLOGY          MFS GROWTH SERIES
                             SUBACCOUNT  PERIOD FROM           SUBACCOUNT
                                 MAY 2, 2003(*) TO      ----------------------------
                                 DECEMBER 31, 2003         2003            2002
                             -------------------------  ------------  --------------
Increase (decrease) in
 net assets from
 operations:
 Net investment (loss). . .          $ (2,604)          $   (97,363)   $  (115,191)
 Realized gains
  (losses). . . . . . . . .            10,264            (1,213,469)    (1,422,708)
 Change in unrealized
  appreciation
  (depreciation)
  during the year . . . . .            62,999             2,805,525     (1,628,559)
                                     --------           -----------    -----------
Net increase
 (decrease) in net
 assets resulting
 from operations. . . . . .            70,659             1,494,693     (3,166,458)
Contract transactions:
 Net payments received
  from contract owners. . .            24,375                69,643        541,200
 Net transfers for
  contract benefits
  and terminations. . . . .           (47,108)             (745,232)      (948,829)
 Net transfers between
  subaccounts . . . . . . .           262,961               234,925        (38,773)
                                     --------           -----------    -----------
Net increase
 (decrease) in net
 assets resulting from
 contract transactions. . .           240,228              (440,664)      (446,402)
                                     --------           -----------    -----------
Total increase
 (decrease) in net
 assets . . . . . . . . . .           310,887             1,054,029     (3,612,860)
Net assets at the
 beginning of the year. . .                 0             7,374,783     10,987,643
                                     --------           -----------    -----------
Net assets end of
 period . . . . . . . . . .          $310,887           $ 8,428,812    $ 7,374,783
                                     ========           ===========    ===========

                                    MFS NEW DISCOVERY SERIES       MFS RESEARCH SERIES
                                           SUBACCOUNT                  SUBACCOUNT
                                   --------------------------   ----------------------------
                                      2003           2002          2003            2002
                                   ------------  -------------  ------------  --------------
Increase (decrease) in
 net assets from
 operations:
 Net investment (loss). . . .      $  (62,142)   $   (74,137)   $   (34,161)   $   (68,193)
 Realized gains
  (losses). . . . . . . . . .        (530,908)      (821,066)    (1,036,096)    (1,503,066)
 Change in unrealized
  appreciation
  (depreciation)
  during the year . . . . . .       1,986,010     (1,518,494)     2,298,747       (592,011)
                                   ----------    -----------    -----------    -----------
Net increase
 (decrease) in net
 assets resulting
 from operations. . . . . . .       1,392,960     (2,413,697)     1,228,490     (2,163,270)
Contract transactions:
 Net payments received
  from contract owners. . . .         124,691        408,052         83,160        254,296
 Net transfers for
  contract benefits
  and terminations. . . . . .        (506,495)      (516,345)      (527,350)      (516,188)
 Net transfers between
  subaccounts . . . . . . . .         (73,666)      (270,501)        57,719       (379,146)
                                   ----------    -----------    -----------    -----------
Net (decrease) in net
 assets resulting from
 contract transactions. . . .        (455,470)      (378,794)      (386,471)      (641,038)
                                   ----------    -----------    -----------    -----------
Total increase
 (decrease) in net
 assets . . . . . . . . . . .         937,490     (2,792,491)       842,019     (2,804,308)
Net assets at the
 beginning of the year. . . .       4,624,178      7,416,669      5,606,363      8,410,671
                                   ----------    -----------    -----------    -----------
Net assets end of
 period . . . . . . . . . . .      $5,561,668    $ 4,624,178    $ 6,448,382    $ 5,606,363
                                   ==========    ===========    ===========    ===========

(*) Commencement of Operations.

See accompanying notes.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT JF


                         NOTES TO FINANCIAL STATEMENTS


                               DECEMBER 31, 2003


1.  ORGANIZATION

John Hancock Variable Annuity Account JF (the Account) is a separate investment account of John Hancock Variable Life Insurance Company (JHVLICO or John Hancock). The Account was formed to fund variable annuity contracts (Contracts) issued by JHVLICO. Currently, the Account funds the Declaration, Patriot, Revolution Access, Revolution Extra, Revolution Standard and Revolution Value Contracts. The Account is operated as a unit investment trust registered under the Investment Company Act of 1940, as amended, and currently consists of forty sub-accounts. The assets of each sub-account are invested exclusively in shares of a corresponding Portfolio of John Hancock Variable Series Trust I (the Trust) or of other Outside Investment Trusts (Outside Trusts). New sub-accounts may be added as new Portfolios are added to the Trust or to the Outside Trusts, or as other investment options are developed, and made available to contract owners. The forty Portfolios of the Trust and the Outside Trusts which are currently available are the Large Cap Growth, Fundamental Growth, Active Bond, Emerging Markets Equity, Financial Industries, International Equity Index, Small Cap Growth, Health Sciences, Overseas Equity (formerly Global Balanced), Earnings Growth (formerly Multi Cap Growth), Mid Cap Value, Large Cap Value, Large Cap Value CORE, Fundamental Value, Money Market, Small/Mid Cap Growth, Bond Index, Large Cap Growth B (formerly Large Cap Aggressive Growth), Small/Mid Cap CORE, Small Cap Value, Real Estate Equity, Growth & Income, Managed, Total Return Bond, Short-Term Bond, Small Cap Emerging Growth (formerly Small Cap Equity), International Opportunities, Equity Index, High Yield Bond, Global Bond, AIM V.I. Premier Equity, AIM V.I. Capital Development Series, Fidelity VIP II Contrafund, Fidelity VIP Growth, Fidelity VIP II Overseas Equity, Janus Aspen Worldwide Growth, Janus Aspen Global Technology, MFS Investors Growth Stock Series, MFS New Discovery Series and MFS Research Series Sub-accounts. Each Portfolio has a different investment objective.

The assets of the Account are the property of JHVLICO. The portion of the Account's assets applicable to the Contracts may not be charged with liabilities arising out of any other business JHVLICO may conduct.

2.  SIGNIFICANT ACCOUNTING POLICIES

ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

VALUATION OF INVESTMENTS

Investment in shares of the Trust and of the Outside Trusts are valued at the reported net asset values of the respective underlying Portfolios. Investment transactions are recorded on the trade date. Realized gains and losses on sales of respective Portfolio shares are determined on the basis of identified cost. Income from dividends, and gains from realized gain distributions, are recorded on the ex-distribution date.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT JF

                               DECEMBER 31, 2003


2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

NET ASSETS IN PAYOUT (ANNUITIZATION) PERIOD

A small portion of the net assets is allocated to annuity policies in the payout period. The liability for these policies is calculated using mortality assumptions and an assumed interest rate. For any particular policy, the mortality assumption may be based on the Annuity 2000 Table, the 1983a Individual Annuity Mortality Table, the 1971 Individual Annuity Mortality Table (modified), or the Annuity Mortality Table for 1949 (modified). The assumed interest rate is 3.5%, unless the annuitant elects otherwise, in which case the rate may be 5.0% or 6.0%, as regulated by the laws of the respective states.
The mortality risk is borne entirely by JHVLICO and may result in additional amounts being transferred into the variable annuity account by JHVLICO to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

FEDERAL INCOME TAXES

The operations of the Account are included in the federal income tax return of JHVLICO, which is taxed as a life insurance company under the Internal Revenue Code. JHVLICO has the right to charge the Account any federal income taxes, or provision for federal income taxes, attributable to the operations of the Account or to the Contracts funded in the Account. Currently, JHVLICO does not make a charge for income or other taxes. Charges for state and local taxes, if any, attributable to the Account may also be made.

EXPENSES

JHVLICO assumes mortality and expense risks of the Contracts and provides administrative services to the Account for which assets charges are deducted at an annual rate ranging from 1.00% to 1.25% of net assets.

JHVLICO makes certain other deductions from contract owner payments for premium taxes, guaranteed minimum death benefit, sales charges on purchases and the surrender fee and annual contract fee, which are accounted for as a reduction of net assets resulting from contract owner transactions.

AMOUNTS RECEIVABLE/PAYABLE

Receivables/Payables to/from Portfolios/JHVLICO are due to unsettled contract transactions (net of asset-based charges) and/ or subsequent/preceding purchases/sales of the respective Portfolios' shares. The amounts are due to/from either the respective Portfolio and/or John Hancock Variable Life Insurance Company for the benefit of contract owners.

3.  TRANSACTION WITH AFFILIATES

John Hancock acts as the distributor, principal underwriter and investment advisor for the Trust. Certain officers of the Account are officers and directors of JHVLICO or the Trust.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT JF

                               DECEMBER 31, 2003


4.  DETAILS OF INVESTMENTS

The details of the shares owned and cost and value of investments in the Subaccounts of the Trust and of the Outside Trusts at December 31, 2003 were as follows:

SUBACCOUNT                                                                     SHARES OWNED     COST          VALUE
----------                                                                     ------------  -----------  -------------
Large Cap Growth . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       402,620   $ 4,939,950   $ 5,619,502
Fundamental Growth . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       863,352     7,553,346     6,157,851
Active Bond. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     3,978,888    38,797,715    38,357,253
Emerging Markets Equity. . . . . . . . . . . . . . . . . . . . . . . . . . .       103,208       725,028       919,002
Financial Industries . . . . . . . . . . . . . . . . . . . . . . . . . . . .     1,563,342    18,625,450    22,461,161
International Equity Index . . . . . . . . . . . . . . . . . . . . . . . . .       246,397     2,655,974     3,405,057
Small Cap Growth . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     1,099,963    12,321,498    11,442,851
Health Sciences. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       212,956     1,877,571     2,145,383
Overseas Equity. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       374,727     3,194,087     3,905,873
Earnings Growth. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       794,596     8,482,762     6,489,829
Mid Cap Value. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        69,377       851,919       916,196
Large Cap Value. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       787,801    10,514,316    11,393,532
Large Cap Value CORE . . . . . . . . . . . . . . . . . . . . . . . . . . . .     1,159,288    11,212,681    11,311,561
Fundamental Value. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       967,174     9,957,552    10,658,688
Money Market . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    38,863,004    38,863,004    38,863,004
Small/Mid Cap Growth . . . . . . . . . . . . . . . . . . . . . . . . . . . .       508,375     6,741,252     7,661,052
Bond Index . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     1,551,930    15,728,912    15,725,786
Large Cap Growth B . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     1,065,130     8,252,650     6,772,482
Small/Mid Cap CORE . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       517,533     4,909,305     5,680,859
Small Cap Value. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       849,914    11,584,783    14,070,743
Real Estate Equity . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       404,452     5,595,367     6,559,448
Growth & Income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     3,781,831    38,823,954    42,709,759
Managed. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     1,143,538    14,041,497    14,633,249
Total Return Bond. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       158,500     1,581,000     1,590,552
Short-Term Bond. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     1,772,693    18,109,168    17,966,001
Small Cap Emerging Growth. . . . . . . . . . . . . . . . . . . . . . . . . .       181,033     1,359,851     1,466,970
International Opportunities. . . . . . . . . . . . . . . . . . . . . . . . .       544,894     4,196,966     5,367,874
Equity Index . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     1,740,398    24,840,012    24,686,121
High Yield Bond. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     1,497,949     9,754,834     9,614,311
Global Bond. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       359,106     4,101,968     4,297,700
AIM V.I. Premier Equity. . . . . . . . . . . . . . . . . . . . . . . . . . .     1,163,938    27,367,547    23,546,460
AIM V.I. Capital Development Series. . . . . . . . . . . . . . . . . . . . .        37,339       392,451       471,964
Fidelity VIP II Contrafund . . . . . . . . . . . . . . . . . . . . . . . . .       817,499    17,137,869    18,851,530
Fidelity VIP Growth. . . . . . . . . . . . . . . . . . . . . . . . . . . . .       574,049    22,473,592    17,749,607
Fidelity VIP II Overseas Equity. . . . . . . . . . . . . . . . . . . . . . .       443,660     5,732,478     6,890,040
Janus Aspen Worldwide Growth . . . . . . . . . . . . . . . . . . . . . . . .        75,860     1,906,387     1,949,606

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT JF

                               DECEMBER 31, 2003


4.  DETAILS OF INVESTMENTS (CONTINUED)

SUBACCOUNT                              SHARES OWNED     COST         VALUE
----------                              ------------  -----------  ------------
Janus Aspen Global Technology . . . .      88,070     $   247,888   $  310,887
MFS Growth Series . . . . . . . . . .     967,717      11,131,189    8,428,812
MFS New Discovery Series. . . . . . .     398,400       5,889,758    5,561,668
MFS Research Series . . . . . . . . .     483,025       8,069,920    6,448,382



Purchases, including reinvestment of dividend distributions, and proceeds from sales of shares in the Subaccounts of the Trust and of the Outside Trusts during 2003 were as follows:

SUBACCOUNT                                            PURCHASES       SALES
----------                                           -----------  -------------
Large Cap Growth . . . . . . . . . . . . . . . . .   $ 3,942,199   $   848,642
Fundamental Growth . . . . . . . . . . . . . . . .     1,469,026       931,935
Active Bond. . . . . . . . . . . . . . . . . . . .    25,209,486     9,040,263
Emerging Markets Equity. . . . . . . . . . . . . .       500,995       120,613
Financial Industries . . . . . . . . . . . . . . .    21,763,396     4,111,660
International Equity Index . . . . . . . . . . . .     5,031,279     2,733,435
Small Cap Growth . . . . . . . . . . . . . . . . .     1,614,569     1,920,777
Health Sciences. . . . . . . . . . . . . . . . . .       756,032       427,175
Overseas Equity. . . . . . . . . . . . . . . . . .     1,350,315       602,293
Earnings Growth. . . . . . . . . . . . . . . . . .       660,428       857,020
Mid Cap Value. . . . . . . . . . . . . . . . . . .       932,105        88,170
Large Cap Value. . . . . . . . . . . . . . . . . .     3,592,816     1,144,109
Large Cap Value CORE . . . . . . . . . . . . . . .     1,335,344     1,081,593
Fundamental Value. . . . . . . . . . . . . . . . .     1,910,676     1,306,372
Money Market . . . . . . . . . . . . . . . . . . .    23,030,277    41,279,206
Small/Mid Cap Growth . . . . . . . . . . . . . . .     2,331,917     1,138,129
Bond Index . . . . . . . . . . . . . . . . . . . .     5,564,105     3,595,966
Large Cap Growth B . . . . . . . . . . . . . . . .     1,488,416     1,503,068
Small/Mid Cap CORE . . . . . . . . . . . . . . . .     1,427,092       779,824
Small Cap Value. . . . . . . . . . . . . . . . . .     2,502,185     1,874,034
Real Estate Equity . . . . . . . . . . . . . . . .     2,102,995       805,056
Growth & Income. . . . . . . . . . . . . . . . . .    22,790,555     5,492,453
Managed. . . . . . . . . . . . . . . . . . . . . .     3,853,453     2,347,316
Total Return Bond. . . . . . . . . . . . . . . . .     1,621,799        40,744
Short-Term Bond. . . . . . . . . . . . . . . . . .     9,089,568     4,534,680
Small Cap Emerging Growth. . . . . . . . . . . . .       571,570       366,528
International Opportunities. . . . . . . . . . . .     3,238,149     2,057,401
Equity Index . . . . . . . . . . . . . . . . . . .     4,793,894     3,744,645
High Yield Bond. . . . . . . . . . . . . . . . . .     4,206,750     1,414,334

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT JF

                               DECEMBER 31, 2003


4.  DETAILS OF INVESTMENTS (CONTINUED)

SUBACCOUNT                                             PURCHASES      SALES
----------                                             ----------  ------------
Global Bond. . . . . . . . . . . . . . . . . . . . .   $2,707,054   $1,327,071
AIM V.I. Premier Equity. . . . . . . . . . . . . . .    7,165,917    3,859,747
AIM V.I. Capital Development Series. . . . . . . . .      322,299       33,379
Fidelity VIP II Contrafund . . . . . . . . . . . . .    2,616,585    2,392,905
Fidelity VIP Growth. . . . . . . . . . . . . . . . .    1,141,390    2,216,000
Fidelity VIP II Overseas Equity. . . . . . . . . . .    2,048,072    2,447,215
Janus Aspen Worldwide Growth . . . . . . . . . . . .      287,924      341,593
Janus Aspen Global Technology. . . . . . . . . . . .      288,023       50,398
MFS Growth Series. . . . . . . . . . . . . . . . . .      899,711    1,437,737
MFS New Discovery Series . . . . . . . . . . . . . .      423,545      941,157
MFS Research Series. . . . . . . . . . . . . . . . .      564,234      984,866

5. UNIT VALUES

A summary of unit values and units outstanding for variable annuity contracts and the expense and income ratios, excluding expenses of the underlying Portfolios, were as follows:

                                                                                FOR THE YEARS AND PERIODS ENDED
                                            AT DECEMBER 31,                               DECEMBER 31,
                                  -----------------------------------  --------------------------------------------------
                                                 UNIT                      EXPENSES       INVESTMENT          TOTAL
                                  UNITS       FAIR VALUE      ASSETS        RATIO*          INCOME          RETURN***
        SUBACCOUNT                (000S)  HIGHEST TO LOWEST   (000S)   HIGHEST TO LOWEST    RATIO**     HIGHEST TO LOWEST
--------------------------        ------  ------------------  -------  -----------------  -----------  ------------------
Large Cap Growth. . . . .   2003    782    $7.28  to  $7.19   $ 5,620     1.25% to 1%        0.58%       24.36% to 24.07%
                            2002    266      5.85 to 5.79       1,544      1.25 to 1         0.34       (28.57) to (28.78)
                            2001    201      9.11 to 8.13       1,636      1.25 to 1         0.21       (18.34) to (18.70)

Fundamental Growth. . . .   2003    694      9.39 to 8.84       6,158      1.25 to 1         --/a/        30.46 to 30.12
                            2002    691      7.20 to 6.79       4,711      1.25 to 1         --/a/      (30.97) to (31.14)
                            2001    687     10.43 to 9.86       8,468      1.25 to 1         --/a/       4.30 to (33.11)

Active Bond . . . . . . .   2003  3,298     14.78 to 11.57     38,357      1.25 to 1         4.52          5.42 to 5.16
                            2002  2,058      14.02 to 11       22,745      1.25 to 1         5.30          6.21 to 5.87
                            2001  1,199     13.20 to 10.39     16,071      1.25 to 1         3.39/b/     32.00 to 3.90/b/

Emerging Markets
 Equity . . . . . . . . .   2003     65         14.06             919        1.25            1.89             54.96
                            2002     36          9.07             324        1.25            0.27             (7.92)
                            2001     15      9.93 to 9.81         150        1.25            0.28        (1.50) to (4.83)

Financial Industries. . .   2003  1,555     14.67 to 14.43     22,461      1.25 to 1         1.36             24.79
                            2002  1,821     11.76 to 11.60     21,132      1.25 to 1         0.88       (20.22) to (20.44)
                            2001  2,281     14.75 to 10.78     33,285      1.25 to 1         0.61       (18.33) to (18.55)

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT JF

                               DECEMBER 31, 2003


5. UNIT VALUES (CONTINUED)

                                                                             FOR THE YEARS AND PERIODS ENDED
                                         AT DECEMBER 31,                               DECEMBER 31,
                                ----------------------------------  --------------------------------------------------
                                              UNIT                      EXPENSES       INVESTMENT          TOTAL
                                UNITS       FAIR VALUE     ASSETS        RATIO*          INCOME          RETURN***
       SUBACCOUNT               (000S)  HIGHEST TO LOWEST  (000S)   HIGHEST TO LOWEST    RATIO**     HIGHEST TO LOWEST
------------------------        ------  -----------------  -------  -----------------  -----------  ------------------
International Equity
 Index. . . . . . . . .   2003    359    $9.61 to $9.49    $ 3,405     1.25% to 1%        2.30%       40.57% to 40.22%
                          2002     36     6.84 to 6.77         244      1.25 to 1         3.37       (13.09) to (16.21)
                          2001     23     8.14 to 8.08         183      1.25 to 1         1.68       (21.12) to (21.32)

Small Cap Growth. . . .   2003    919    14.55 to 12.39     11,443      1.25 to 1         --/a/        26.60 to 26.30
                          2002    962     11.49 to 9.81      9,496      1.25 to 1         --/a/      (30.66) to (30.87)
                          2001  1,138     16.57 to 9.96     16,270      1.25 to 1         --/a/       65.70 to (13.69)

Health Sciences . . . .   2003    214         10.00          2,145        1.25            0.25             30.10
                          2002    178         7.69           1,372        1.25            0.28            (20.97)
                          2001    101     9.74 to 9.73         981        1.25            0.03/b/        (2.70)/b/

Overseas Equity . . . .   2003    285         13.75          3,906        1.25            4.33             38.12
                          2002    232     9.96 to 7.79       2,302        1.25            1.26        (7.43) to (7.48)
                          2001    133     10.76 to 8.42      1,419        1.25            1.25        (7.64) to (7.68)

Earnings Growth . . . .   2003  1,675     7.19 to 3.65       6,490      1.25 to 1         0.06         23.57 to 23.24
                          2002  1,736     5.82 to 2.96       5,470      1.25 to 1         --/a/      (33.03) to (33.26)
                          2001  1,763     8.69 to 4.43       8,345      1.25 to 1         --/a/      (37.57) to (37.69)

Mid Cap Value . . . . .   2003     68         13.56            916        1.25            0.20/b/         25.15/b/

Large Cap Value . . . .   2003    942    12.23 to 12.08     11,394      1.25 to 1         1.95         24.27 to 23.95
                          2002    732     9.84 to 9.75       7,139      1.25 to 1         1.74       (14.14) to (14.32)
                          2001    452     11.46 to 9.94      5,151      1.25 to 1         1.50        13.80 to (0.60)

Large Cap Value
 CORE . . . . . . . . .   2003  1,093         10.35         11,312        1.25            1.37             27.27
                          2002  1,103         8.13           8,975        1.25            1.19            (19.27)
                          2001  1,057    10.09 to 10.07     10,643        1.25            0.98             (5.98)

Fundamental Value . . .   2003    964     11.12 to 9.76     10,659      1.25 to 1         1.42         27.40 to 27.10
                          2002    907     8.75 to 7.66       7,882      1.25 to 1         1.28       (18.25) to (18.45)
                          2001    242     10.75 to 9.37      9,415      1.25 to 1         0.94         7.30 to (8.13)

Money Market. . . . . .   2003  3,820    12.16 to 10.12     38,863      1.25 to 1         0.96        (0.05) to (0.30)
                          2002  5,605    12.17 to 10.15     57,112      1.25 to 1         1.44        (0.30) to (0.50)
                          2001  4,913    12.11 to 10.12     49,970      1.25 to 1         1.02/b/    21.10 to (4.53)/b/

Small/Mid Cap Growth. .   2003    326         23.49          7,661        1.25            --/a/            45.05
                          2002    287         16.19          4,652        1.25            --/a/           (22.13)
                          2001    246    13.06 to 11.90      3,194      1.25 to 1         0.54        (0.48) to (0.73)

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT JF

                               DECEMBER 31, 2003


5. UNIT VALUES (CONTINUED)

                                                                              FOR THE YEARS AND PERIODS ENDED
                                         AT DECEMBER 31,                                DECEMBER 31,
                                ----------------------------------  ----------------------------------------------------
                                              UNIT                      EXPENSES       INVESTMENT           TOTAL
                                UNITS       FAIR VALUE     ASSETS        RATIO*          INCOME           RETURN***
       SUBACCOUNT               (000S)  HIGHEST TO LOWEST  (000S)   HIGHEST TO LOWEST    RATIO**      HIGHEST TO LOWEST
------------------------        ------  -----------------  -------  -----------------  -----------  --------------------
Bond Index. . . . . . .   2003  1,251   $12.74 to $12.57   $15,726     1.25% to 1%        4.72%         2.57% to 2.32%
                          2002  1,142    12.42 to 12.28     14,036      1.25 to 1         5.31           8.85 to 8.57
                          2001    858    11.75 to 11.31      9,707      1.25 to 1         5.85           7.04 to 6.39

Large Cap Growth B. . .   2003    950         7.13           6,772        1.25            --/a/             30.09
                          2002  1,084         5.48           5,941        1.25            --/a/            (32.26)
                          2001  1,205     8.11 to 8.09       9,749        1.25            --/a/            (15.73)

Small/Mid Cap CORE. . .   2003    363    15.68 to 14.91      5,681      1.25 to 1         0.46          43.71 to 43.35

Small Cap Value . . . .   2003    685         20.54         14,071        1.25            0.66              36.26
                          2002    677         15.07         10,197        1.25            0.63              (7.60)
                          2001    547    16.35 and 16.31     8,916        1.25            0.82              17.59

Real Estate Equity. . .   2003    421    17.95 to 15.47      6,559      1.25 to 1         4.80          35.54 to 35.19
                          2002    349    13.24 to 11.44      4,022      1.25 to 1         4.92           0.30 to 0.08
                          2001    153    13.20 to 11.43      1,774      1.25 to 1         5.05           4.68 to 4.38

Growth & Income . . . .   2003  6,022     12.30 to 6.95     42,710      1.25 to 1         1.04          23.11 to 22.80
                          2002  3,092      9.99 to 5.66     17,660      1.25 to 1         0.72        (22.57) to (23.10)
                          2001  2,153     12.97 to 7.31     26,232      1.25 to 1         0.44        29.70 to (26.40)/b/

Managed . . . . . . . .   2003  1,554         9.41          14,633        1.25            3.35              17.53
                          2002  1,414     8.77 to 8.00      11,328        1.25            1.89        (14.35) to (14.36)
                          2001    890     10.32 to 9.34      8,328        1.25            2.00         (4.01) to (4.03)

Total Return Bond . . .   2003    157         10.11          1,591        1.25            0.93/b/          0.53/b/

Short-Term Bond . . . .   2003  1,196         15.04         17,966        1.25            3.69               1.49
                          2002    918    14.82 to 12.08     13,594        1.25            4.29           4.41 to 4.37
                          2001    446    14.20 to 11.54      6,323        1.25            5.16           6.77 to 6.73

Small Cap Emerging
 Growth . . . . . . . .   2003    177     8.62 to 8.23       1,467      1.25 to 1         0.11          47.34 to 46.98
                          2002    171     5.85 to 5.60         965      1.25 to 1         0.24        (28.92) to (29.13)
                          2001     92     8.23 to 7.90         727        1.25            0.10         (4.82) to (5.00)

International
 Opportunities. . . . .   2003    611     8.90 to 8.79       5,368      1.25 to 1         1.51          31.05 to 30.70
                          2002    445     6.79 to 6.72       2,990      1.25 to 1         1.16        0.89 to (19.33)/b/
                          2001     76     8.55 to 8.33         635      1.25 to 1         0.72        (16.70) to (21.86)

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT JF

                               DECEMBER 31, 2003


5. UNIT VALUES (CONTINUED)

                                                                              FOR THE YEARS AND PERIODS ENDED
                                          AT DECEMBER 31,                               DECEMBER 31,
                                 ----------------------------------  --------------------------------------------------
                                               UNIT                      EXPENSES       INVESTMENT          TOTAL
                                 UNITS       FAIR VALUE     ASSETS        RATIO*          INCOME          RETURN***
       SUBACCOUNT                (000S)  HIGHEST TO LOWEST  (000S)   HIGHEST TO LOWEST    RATIO**     HIGHEST TO LOWEST
-------------------------        ------  -----------------  -------  -----------------  -----------  ------------------
Equity Index . . . . . .   2003  1,511    $17.10 to $9.20   $24,686     1.25% to 1%        2.50%       27.16% to 26.83%
                           2002  1,477     13.49 to 7.16     18,924      1.25 to 1         1.38       (23.08) to (23.27)
                           2001  1,491     17.58 to 8.67     24,640      1.25 to 1         1.15        75.80 to (13.13)

High Yield Bond. . . . .   2003    971     10.10 to 9.90      9,614      1.25 to 1         6.79         15.35 to 15.07
                           2002    718     8.76 to 8.60       6,181      1.25 to 1         9.87        (5.40) to (5.70)
                           2001    656     9.26 to 9.10       5,985      1.25 to 1         9.66          1.09 to 0.88

Global Bond. . . . . . .   2003    310         13.85          4,298        1.25            6.03             14.46
                           2002    220    12.20 to 12.10      2,663        1.25            6.38         17.42 to 17.36
                           2001     77    10.47 to 10.31        794        1.25            9.67        (2.72) to (2.74)

AIM V.I. Premier
 Equity. . . . . . . . .   2003  3,229         7.29          23,546        1.25            0.33             23.54
                           2002  2,656         5.90          15,675        1.25            0.31            (31.16)
                           2001  3,091     8.59 to 8.57      11,832        1.25            0.14            (13.61)

AIM V.I. Capital
 Development Series. . .   2003     48         9.93             472        1.25            --/a/            33.37
                           2002     14         7.45             103        1.25            --/a/          (24.52)/b/

Fidelity VIP II
 Contrafund. . . . . . .   2003  1,797         10.49         18,852        1.25            0.35             26.76
                           2002  1,748         8.28          14,473        1.25            0.71            (10.49)
                           2001  1,646      9.28 to 9.25     15,231        1.25            0.64            (13.47)

Fidelity VIP Growth. . .   2003  2,286         7.76          17,750        1.25            0.19             31.14
                           2002  2,427         5.92          14,367        1.25            0.15            (31.08)
                           2001  2,501     10.82 to 8.59     21,486        1.25            --/a/           (18.73)

Fidelity VIP II Overseas
 Equity. . . . . . . . .   2003    799         8.62           6,890        1.25            0.75             41.40
                           2002    860         6.10           5,245        1.25            0.76            (21.09)
                           2001    961     10.43 to 7.75      7,447        1.25            2.27            (22.27)

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT JF

                               DECEMBER 31, 2003


5. UNIT VALUES (CONTINUED)

                                                                             FOR THE YEARS AND PERIODS ENDED
                                         AT DECEMBER 31,                              DECEMBER 31,
                                ----------------------------------  -------------------------------------------------
                                              UNIT                      EXPENSES       INVESTMENT          TOTAL
                                UNITS       FAIR VALUE     ASSETS        RATIO*          INCOME          RETURN***
       SUBACCOUNT               (000S)  HIGHEST TO LOWEST  (000S)   HIGHEST TO LOWEST    RATIO**     HIGHEST TO LOWEST
------------------------        ------  -----------------  -------  -----------------  -----------  -----------------
Janus Aspen Worldwide
 Growth . . . . . . . .   2003    315         $6.19        $ 1,950        1.25%           0.85%           22.14%
                          2002    322         5.07           1,632        1.25            0.59            (26.52)
                          2001    322     6.91 to 6.90       2,224        1.25            0.49            (23.67)

Janus Aspen Global
 Technology . . . . . .   2003     23         13.67            311        1.25            --/a/          33.61/b/

MFS Growth Series . . .   2003  1,130         7.46           8,429        1.25            --/a/            21.51
                          2002  1,201         6.14           7,375        1.25            --/a/           (28.44)
                          2001  1,281     8.60 to 8.58      10,988        1.25            0.11            (25.07)

MFS New Discovery
 Series . . . . . . . .   2003    450         12.35          5,562        1.25            --/a/            32.05
                          2002    494         9.35           4,624        1.25            --/a/           (32.49)
                          2001    535    13.89 to 11.90      7,417        1.25            --/a/           (6.23)

MFS Research Series . .   2003    811         7.95           6,448        1.25            0.67             23.16
                          2002    868         6.46           5,606        1.25            0.28            (25.49)
                          2001    971     10.75 to 8.67      8,411        1.25            0.01            (22.17)

* These amounts represent the annualized contract expenses of the variable account, consisting primarily of mortality and expense charges, for each period indicated divided by average net assets. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policyholder accounts through the redemption of units and expenses of the underlying Portfolio are excluded.

** These amounts represent the distributions from net investment income received by the Subaccount from the underlying Portfolio, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against policyholder accounts either through the reductions in the unit values or the redemptions of units. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying portfolio in which the Subaccounts invest.

*** These amounts represents the total return for the periods indicated, including changes in the value of the underlying Portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account (the date of the first contract transfer into the Subaccount subsequent to the inception of the investment option). The total return is calculated for the period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

a   Portfolio distributed no dividends during the period.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT JF

                               DECEMBER 31, 2003


5. UNIT VALUES (CONTINUED)

b   Inception date of Subaccount operations are as follows:

SUBACCOUNT                                                    2003          2002                  2001
----------                                                 -----------  -------------  -------------------------
Growth & Income. . . . . . . . . . . . . . . . . . . . .                                 October 22 and November
                                                                                            14, respectively
Active Bond. . . . . . . . . . . . . . . . . . . . . . .                                 May 1 and November 15,
                                                                                              respectively
Health Sciences. . . . . . . . . . . . . . . . . . . . .                                          May 1
Money Market . . . . . . . . . . . . . . . . . . . . . .                                 May 1 and November 15,
                                                                                              respectively
International Opportunities. . . . . . . . . . . . . . .                  September
                                                                             16
AIM Capital Development Series . . . . . . . . . . . . .                    May 6
Mid Cap Value. . . . . . . . . . . . . . . . . . . . . .     May 27
Total Return Bond. . . . . . . . . . . . . . . . . . . .      May 7
Janus Aspen Global Technology. . . . . . . . . . . . . .      May 2

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY


                         REPORT OF INDEPENDENT AUDITORS


The Board of Directors
John Hancock Variable Life Insurance Company

We have audited the accompanying consolidated balance sheets of John Hancock Variable Life Insurance Company as of December 31, 2003 and 2002, and the related consolidated statements of income, changes in shareholder's equity and comprehensive income, and cash flows for each of the three years in the period ended December 31, 2003. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of John Hancock Variable Life Insurance Company at December 31, 2003 and 2002, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 2003, in conformity with accounting principles generally accepted in the United States.

As discussed in Note 1 to the financial statements, in 2003 the Company changed its method of accounting for stock-based compensation and modified coinsurance contracts. In 2001, the Company changed its method of accounting for derivatives.

                                                           /s/ ERNST & YOUNG LLP

Boston, Massachusetts
March 19, 2004

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY


                          CONSOLIDATED BALANCE SHEETS

                                                             DECEMBER 31,
                                                         --------------------
                                                           2003        2002
                                                         ---------  -----------
                                                            (IN MILLIONS)
ASSETS
Investments - Notes 3 and 4
Fixed maturities:
 Held-to-maturity -- at amortized cost (fair value:
  2003 -- $78.8; 2002 -- $83.3). . . . . . . . . . . .   $    78.7   $    83.8
 Available-for-sale -- at fair value (cost: 2003 --
  $3,621.5, 2002 -- $2,949.3). . . . . . . . . . . . .     3,786.9     3,011.3
Equity securities:
 Available-for-sale - at fair value (cost: 2003 --
  $39.6; 2002 -- $11.1). . . . . . . . . . . . . . . .        41.7        11.9
 Mortgage loans on real estate . . . . . . . . . . . .       883.0       668.4
Real estate. . . . . . . . . . . . . . . . . . . . . .        13.4        20.4
Policy loans . . . . . . . . . . . . . . . . . . . . .       370.9       359.4
Short-term investments . . . . . . . . . . . . . . . .        10.1         0.1
Other invested assets. . . . . . . . . . . . . . . . .       158.5        88.8
                                                         ---------   ---------
 Total Investments . . . . . . . . . . . . . . . . . .     5,343.2     4,244.1
Cash and cash equivalents. . . . . . . . . . . . . . .        67.7       202.9
Accrued investment income. . . . . . . . . . . . . . .        70.2        70.1
Premiums and accounts receivable . . . . . . . . . . .         4.5         3.8
Deferred policy acquisition costs. . . . . . . . . . .     1,205.7     1,164.8
Reinsurance recoverable - Note 6 . . . . . . . . . . .       205.2       149.2
Other assets . . . . . . . . . . . . . . . . . . . . .       117.0       122.9
Separate account assets. . . . . . . . . . . . . . . .     6,881.9     5,883.7
                                                         ---------   ---------
 Total Assets. . . . . . . . . . . . . . . . . . . . .   $13,895.4   $11,841.5
                                                         =========   =========

The accompanying notes are an integral part of these consolidated financial statements.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

                                                             DECEMBER 31,
                                                         --------------------
                                                           2003        2002
                                                         ---------  -----------
                                                            (IN MILLIONS)
LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities
Future policy benefits . . . . . . . . . . . . . . . .   $ 4,852.6   $ 4,068.7
Policyholders' funds . . . . . . . . . . . . . . . . .         3.4         3.3
Unearned revenue . . . . . . . . . . . . . . . . . . .       264.5       243.5
Unpaid claims and claim expense reserves . . . . . . .        32.1        24.7
Dividends payable to policyholders . . . . . . . . . .         0.5         0.4
Income taxes -- Note 5 . . . . . . . . . . . . . . . .       295.1       229.8
Other liabilities. . . . . . . . . . . . . . . . . . .       312.5       298.5
Separate account liabilities . . . . . . . . . . . . .     6,881.9     5,883.7
                                                         ---------   ---------
 Total Liabilities . . . . . . . . . . . . . . . . . .    12,642.6    10,752.6
Shareholder's Equity - Note 8
Common stock, $50 par value; 50,000 shares authorized
 and outstanding . . . . . . . . . . . . . . . . . . .         2.5         2.5
Additional paid in capital . . . . . . . . . . . . . .       572.4       572.4
Retained earnings. . . . . . . . . . . . . . . . . . .       600.3       492.6
Accumulated other comprehensive income . . . . . . . .        77.6        21.4
                                                         ---------   ---------
 Total Shareholder's Equity. . . . . . . . . . . . . .     1,252.8     1,088.9
                                                         ---------   ---------
 Total Liabilities and Shareholder's Equity. . . . . .   $13,895.4   $11,841.5
                                                         =========   =========

The accompanying notes are an integral part of these consolidated financial statements.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY


                       CONSOLIDATED STATEMENTS OF INCOME

                                                    YEARS ENDED DECEMBER 31,
                                                    -------------------------
                                                     2003     2002      2001
                                                    -------  -------  -------
                                                         (IN MILLIONS)
REVENUES
Premiums. . . . . . . . . . . . . . . . . . . . .   $ 67.2   $ 58.5    $ 60.1
Universal life and investment-type product charges   367.7    356.0     365.4
Net investment income - Note 3. . . . . . . . . .    316.3    270.1     227.0
Net realized investment and other gains (losses),
 net of related amortization of deferred policy
 acquisition costs of $(5.4), $(7.5) and $(1.5),
 respectively - Notes 1, 3, and 9 . . . . . . . .    (24.8)   (20.8)     (9.0)
Other revenues. . . . . . . . . . . . . . . . . .      0.2      1.3      24.0
                                                    ------   ------    ------
 Total revenues . . . . . . . . . . . . . . . . .    726.6    665.1     667.5
BENEFITS AND EXPENSES
Benefits to policyholders . . . . . . . . . . . .    337.9    344.1     294.1
Other operating costs and expenses. . . . . . . .     96.4     69.0      76.2
Amortization of deferred policy acquisition costs,
 excluding amounts related to net realized
 investment and other gains (losses) of $(5.4),
 $(7.5) and $(1.5), respectively -- Notes 1, 3 and
 9. . . . . . . . . . . . . . . . . . . . . . . .    104.8     60.0      67.1
Dividends to policyholders. . . . . . . . . . . .     17.5     18.8      21.4
                                                    ------   ------    ------
 Total benefits and expenses. . . . . . . . . . .    556.6    491.9     458.8
                                                    ------   ------    ------
Income before income taxes and cumulative effect
 of accounting change . . . . . . . . . . . . . .    170.0    173.2     208.7
Income taxes - Note 5 . . . . . . . . . . . . . .     55.8     58.4      62.2
                                                    ------   ------    ------
Income before cumulative effect of accounting
 change . . . . . . . . . . . . . . . . . . . . .    114.2    114.8     146.5
Cumulative effect of accounting change, net of tax    (6.5)      --      (1.6)
                                                    ------   ------    ------
Net income. . . . . . . . . . . . . . . . . . . .   $107.7   $114.8    $144.9
                                                    ======   ======    ======

The accompanying notes are an integral part of these consolidated financial statements.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY


           CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY


                            AND COMPREHENSIVE INCOME

                                                         ACCUMULATED
                                 ADDITIONAL                 OTHER          TOTAL
                        COMMON     PAID       RETAINED  COMPREHENSIVE  SHAREHOLDER'S    OUTSTANDING
                        STOCK   IN CAPITAL   EARNINGS      INCOME         EQUITY          SHARES
                        ------  -----------  ---------  -------------  -------------  --------------
                                         (IN MILLIONS, EXCEPT FOR SHARE AMOUNTS)
Balance at January 1,
 2001 . . . . . . . .    $2.5     $572.4      $232.9       $(2.2)        $  805.6          50.0
Comprehensive income:
 Net income . . . . .                          144.9                        144.9
Other comprehensive
 income, net of tax:
 Net unrealized gains                                        7.9              7.9
                                                                         --------
Comprehensive income.                                                       152.8
Change in accounting
 principle. . . . . .                                        7.2              7.2
                         ----     ------      ------       -----         --------          ----
Balance at December
 31, 2001 . . . . . .    $2.5     $572.4      $377.8       $12.9         $  965.6          50.0
                         ====     ======      ======       =====         ========          ====
Comprehensive income:
 Net income . . . . .                          114.8                        114.8
Other comprehensive
 income, net of tax:
 Net unrealized gains                                        8.5              8.5
                                                                         --------
Comprehensive income.                                                       123.3
                         ----     ------      ------       -----         --------          ----
Balance at December
 31, 2002 . . . . . .    $2.5     $572.4      $492.6       $21.4         $1,088.9          50.0
                         ====     ======      ======       =====         ========          ====
Comprehensive income:
 Net income . . . . .                          107.7                        107.7
Other comprehensive
 income, net of tax:
 Net unrealized gains                                       56.2             56.2
                                                                         --------
Comprehensive income.                                                       163.9
                         ----     ------      ------       -----         --------          ----
Balance at December
 31, 2003 . . . . . .    $2.5     $572.4      $600.3       $77.6         $1,252.8          50.0
                         ====     ======      ======       =====         ========          ====

The accompanying notes are an integral part of these consolidated financial statements.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY


                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                               YEARS ENDED DECEMBER 31,
                                           ------------------------------------
                                             2003        2002         2001
                                           ----------  ----------  ------------
                                                     (IN MILLIONS)
Cash flows from operating activities:
Net income                                 $   107.7   $   114.8    $   144.9
Adjustments to reconcile net income to
 net cash (used in) provided by operating
 activities:
 Amortization of discount - fixed
  maturities . . . . . . . . . . . . . .       (10.7)       (0.3)        (0.4)
 Net realized investment and other losses       24.8        20.8          9.0
 Change in deferred policy acquisition
  costs. . . . . . . . . . . . . . . . .       (49.6)     (124.6)       (74.1)
 Depreciation and amortization . . . . .         1.8         1.3          0.3
 Increase in accrued investment income .        (0.1)       (9.3)        (8.6)
 Decrease (increase) in premiums and
  accounts receivable. . . . . . . . . .        (0.7)        8.7         (5.5)
 (Increase) decrease in other assets and
  other liabilities, net . . . . . . . .       (61.9)      (28.0)      (159.2)
 (Decrease) increase in policy
  liabilities and accruals, net. . . . .       216.6       (53.3)       289.1
 Increase in income taxes. . . . . . . .        35.1        33.5        118.7
                                           ---------   ---------    ---------
  Net cash (used in) provided by
     operating activities. . . . . . . .       263.0       (36.4)       314.2
Cash flows from investing activities:
 Sales of:
  Fixed maturities available-for-sale. .       690.1       460.2        184.6
  Equity securities available-for-sale .        38.3         7.4          6.0
  Real estate. . . . . . . . . . . . . .         5.8         0.3          3.3
  Short-term investments and other
     invested assets . . . . . . . . . .        31.6           -            -
 Maturities, prepayments and scheduled
  redemptions of:
  Fixed maturities held-to-maturity. . .         4.1         3.2          4.5
  Fixed maturities available-for-sale. .       241.1       155.7        180.4
  Short-term investments and other
     invested assets . . . . . . . . . .         0.1        24.9         46.5
  Mortgage loans on real estate. . . . .       102.9        90.7         66.4
 Purchases of:
  Fixed maturities held-to-maturity. . .        (1.1)       (3.1)        (5.1)
  Fixed maturities available-for-sale. .    (1,625.0)   (1,174.5)    (1,112.3)
  Equity securities available-for-sale .       (60.4)       (3.9)        (6.1)
  Real estate. . . . . . . . . . . . . .        (0.2)       (0.1)        (0.6)
  Short-term investments and other
     invested assets . . . . . . . . . .       (93.9)      (73.3)       (39.6)
Mortgage loans on real estate issued . .      (321.4)     (170.4)       (85.0)
Other, net . . . . . . . . . . . . . . .       (11.0)      (10.1)       (25.6)
                                           ---------   ---------    ---------
 Net cash used in investing activities .   $  (999.0)  $  (693.0)   $  (782.6)

The accompanying notes are an integral part of these consolidated financial statements.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

                                                       YEARS ENDED DECEMBER 31,
                                                    --------------------------------
                                                      2003       2002        2001
                                                    ---------  ---------  ----------
                                                            (IN MILLIONS)
Cash flows from financing activities:
 Universal life and investment-type contract
  deposits. . . . . . . . . . . . . . . . . . . .   $1,097.2   $1,232.1    $1,220.7
 Universal life and investment-type contract
  maturities and withdrawals. . . . . . . . . . .     (496.4)    (415.2)     (914.2)
                                                    --------   --------    --------
 Net cash provided by financing activities. . . .      600.8      816.9       306.5
                                                    --------   --------    --------
 Net increase (decrease) in cash and cash
  equivalents . . . . . . . . . . . . . . . . . .     (135.2)      87.5      (161.9)
Cash and cash equivalents at beginning of year. .      202.9      115.4       277.3
                                                    --------   --------    --------
Cash and cash equivalents at end of year. . . . .   $   67.7   $  202.9    $  115.4
                                                    ========   ========    ========

The accompanying notes are an integral part of these consolidated financial statements.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY


                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


NOTE 1 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BUSINESS

John Hancock Variable Life Insurance Company (the Company) is a wholly-owned subsidiary of John Hancock Life Insurance Company (John Hancock or the Parent) whose ultimate parent company is John Hancock Financial Services, Inc. (JHFS). The Company, domiciled in the Commonwealth of Massachusetts, issues variable and universal life insurance policies, individual whole and term life policies and fixed and variable annuity contracts. Those policies are primarily marketed through John Hancock's sales organization, which includes a career agency system composed of independent general agencies, supported by John Hancock, and a direct brokerage system that markets directly to external independent brokers. Policies are also sold through various unaffiliated securities broker-dealers and certain other financial institutions. Currently, the Company writes business in all states except New York.

On September 28, 2003, JHFS entered into a definitive merger agreement with Manulife Financial Corporation (Manulife) which is expected to close early in the second quarter of 2004. In accordance with the agreement, each share of JHFS common stock will, at the time of the merger, be converted into the right to receive 1.1853 shares of Manulife stock. It is estimated that the shares of Manulife common stock to be issued to JHFS shareholders in the merger will represent approximately 42.6% of the outstanding Manulife common stock after the merger. The merger has been approved by JHFS' shareholders but the closing of the merger remains subject to certain conditions, including the approval by certain U.S. and Canadian regulatory authorities. Until the merger occurs, the Company will continue to operate independently of Manulife. Thereafter, the Company will operate as a subsidiary of Manulife. The John Hancock name will be
Manulife's primary U.S. brand.   This filing does not reflect or assume any
changes to JHFS', or the Company's, business which may occur as a result of the proposed merger with Manulife. For additional information, refer to JHFS and other related public filings with the U.S. SEC relating to the merger.

BASIS OF PRESENTATION

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

The accompanying consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary, Investors Partner Life Insurance Company (IPL). All significant intercompany transactions and balances have been eliminated.

Partnerships, joint venture interests and other equity investments in which the Company does not have a controlling financial interest, but has significant influence, are recorded using the equity method of accounting and are included in other invested assets. Other entities in which the Company has a less than controlling financial interest, whether variable interest entities (VIEs) or not, are accounted for under guidance appropriate to each relationship, whether the Company invests in their debt or equity securities or performs other transactions with them or provides services for them. Please refer to the Recent Accounting Pronouncements section below for a discussion of new accounting guidance relative to VIEs.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 1 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- (CONTINUED)

INVESTMENTS

The Company classifies its debt and equity investment securities into one of two categories: held-to-maturity, or available-for-sale. The Company determines the appropriate classification of debt securities at the time of purchase and re-evaluates such designation as of each balance sheet date. Fixed maturity investments include bonds, mortgage-backed securities and mandatorily redeemable preferred stock and are classified as held-to-maturity or available-for-sale.
 Those bonds and mortgage-backed securities that the Company has the positive intent and ability to hold to maturity are classified as held-to-maturity and carried at amortized cost. Fixed maturity investments not classified as held-to-maturity are classified as available-for-sale and are carried at fair value. Unrealized gains and losses related to available-for-sale securities are reflected in shareholders' equity, net of related amortization of deferred policy acquisition costs, and applicable taxes. Interest income is generally recorded on an accrual basis. The amortized cost of debt securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization is included in investment income. The amortized cost of fixed maturity investments is adjusted for impairments in value deemed to be other than temporary, and such adjustments are reported as a component of net realized investment and other gains (losses).

For the mortgage-backed bond portion of the fixed maturity investment portfolio, the Company recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date plus anticipated future payments, and any resulting adjustment is included in net investment income.

Equity securities include common stock and non-mandatorily redeemable preferred stock, and are classified as available-for-sale. Equity securities that have readily determinable fair values are carried at fair value. Unrealized gains and losses on equity securities are reflected in shareholder's equity, as described above for available-for-sale fixed maturity securities. Impairments in value deemed to be other than temporary are reported as a component of net realized investment and other gains (losses).

Mortgage loans on real estate are carried at unpaid principal balances adjusted for amortization of premium or discount, less allowance for probable losses.
 When it is probable that the Company will be unable to collect all amounts of principal and interest due according to the contractual terms of the mortgage loan agreement, the loan is deemed to be impaired and a valuation allowance for probable losses is established. The valuation allowance is based on the present value of the expected future cash flows, discounted at the loan's original effective interest rate or is based on the collateral value of the loan if the loan is collateral dependent. The Company estimates this level to be adequate to absorb estimated probable credit losses that exist at the balance sheet date. Any change to the valuation allowance for mortgage loans on real estate is reported as a component of net realized investment and other gains (losses).
 Interest received on impaired mortgage loans on real estate is included in interest income in the period received. If foreclosure becomes probable, the measurement method used is based on the collateral value. Foreclosed real estate is recorded at the collateral's fair value at the date of foreclosure, which establishes a new cost basis.

Investment real estate, which the Company has the intent to hold for the production of income, is carried at depreciated cost, using the straight-line method of depreciation, less adjustments for impairments in value. In those cases where it is determined that the carrying amount of investment real estate is not recoverable, an impairment loss is recognized based on the difference between the depreciated cost and fair value of the asset. The Company reports impairment losses as part of net realized investment and other gains (losses).

Real estate to be disposed of is carried at the lower of cost or fair value less costs to sell. Any changes to the valuation allowance for real estate to be disposed of is reported as a component of net realized investment and other gains (losses). The Company does not depreciate real estate to be disposed of.
  The carrying value of the Company's real estate to be disposed of was $3.7 million and $10.6 million at December 31, 2003 and 2002, and is reported in real estate in the investment section of the consolidated balance sheets.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 1 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- (CONTINUED)

Policy loans are carried at unpaid principal balances, which approximate fair value.

Short-term investments are carried at amortized cost, which approximates fair value.

Net realized investment and other gains (losses), other than those related to separate accounts for which the Company does not bear the investment risk, are determined on the basis of specific identification and are reported net of related amortization of deferred policy acquisition costs.

DERIVATIVE FINANCIAL INSTRUMENTS

The Company uses various derivative instruments to hedge and manage its exposure to changes in interest rate levels, foreign exchange rates and equity market prices, and also to manage the duration of assets and liabilities. All derivative instruments are carried on the consolidated balance sheets at fair value.

In certain cases, the Company uses hedge accounting as allowed by Financial Accounting Standards Board (FASB) Statement of Financial Accounting Standards
(SFAS) No. 133, "Accounting for Derivative Instruments and Hedging Activities," as amended, by designating derivative instruments as either fair value hedges or cash flow hedges. For derivative instruments that are designated and qualify as fair value hedges, any changes in fair value of the derivative instruments as well as the offsetting changes in fair value of the hedged items are recorded in net realized investment and other gains (losses). For fair value hedges, when the derivative has been terminated, a final fair value change is recorded in net realized investment and other gains (losses), as well as the offsetting changes in fair value for the hedged item. At maturity, expiration or sale of the hedged item, a final fair value change for the hedged item is recorded in net realized investment and other gains (losses), as well as offsetting changes in fair value for the derivative. Basis adjustments are amortized into income through net realized investment and other gains (losses).

For derivative instruments that are designated and qualify as cash flow hedges, the effective portion of the change in fair value of the derivative instrument is recorded in other comprehensive income, and then reclassified into income when the hedged item affects income. When a cash flow hedge is terminated, the effective portion of the accumulated derivative gain or loss continues to be reported in other comprehensive income and then is reclassified into income when the hedged item affects income. If it is determined that the forecasted transaction is not probable of occurring, the accumulated derivative gain or loss included in other comprehensive income is immediately recognized in earnings.

Hedge effectiveness is assessed quarterly using a variety of techniques including regression analysis and cumulative dollar offset. When it is determined that a derivative is not effective as a hedge, the Company discontinues hedge accounting. In certain cases, there is no hedge ineffectiveness because the derivative instrument was constructed such that all the terms of the derivative exactly match the hedged risk in the hedged item.

In cases where the Company receives or pays a premium as consideration for entering into a derivative instrument (i.e., interest rate caps and floors, swaptions, and equity collars), the premium is amortized into investment income over the term of the derivative instrument. The change in fair value of such premiums (i.e., the inherent ineffectiveness of the derivative) is excluded from the assessment of hedge effectiveness and is included in net realized investment and other gains (losses). Changes in fair value of derivatives that are not hedges are included in net realized investment and other gains (losses).

CASH AND CASH EQUIVALENTS

Cash and cash equivalents include cash and all highly liquid debt investments with a maturity of three months or less when purchased.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 1 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- (CONTINUED)

DEFERRED POLICY ACQUISITION COSTS

Deferred Acquisition Costs (DAC) are costs that vary with, and are related primarily to, the production of new business and have been deferred to the extent that they are deemed recoverable. Such costs include commissions, certain costs of policy issue and underwriting, and certain agency expenses. The Company tests the recoverability of its DAC quarterly with a model that uses data such as market performance, lapse rates and expense levels. As of December 31, 2003, the Company's DAC was deemed recoverable.

Similarly, any amounts assessed as initiation fees, or front-end loads, are
recorded as unearned revenue.   For non-participating term life insurance
products, such costs are amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For participating traditional life insurance policies, such costs are amortized over the life of the policies at a constant rate based on the present value of the estimated gross margin amounts expected to be realized over the lives of the policies. Estimated gross margin amounts include anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. For universal life insurance policies and investment-type products, such costs and unearned revenues are being amortized generally in proportion to the present value of expected gross profits arising principally from surrender charges, investment results and mortality and expense margins.

In the development of expected gross profits, the Company is required to estimate the growth in the policyholder account balances upon which certain asset based fees are charged. In doing so, the Company assumes that, over the long term, account balances will grow from investment performance. The rate of growth takes into account the current fixed income/equity mix of account balances as well as historical fixed income and equity returns. The Company also assumes that historical variances from the long term rate will reverse over the next five year period. The resulting rates for the next five years are reviewed for reasonableness, and they are raised or lowered if they produce an annual growth rate that the Company believes to be unreasonable.

The effects on the amortization of DAC and unearned revenues of revisions to estimated gross margins and profits are reflected in earnings in the period such revisions are made. Expected gross profits or expected gross margins are discounted at periodically revised interest rates and are applied to the remaining benefit period. At December 31, 2003, the average discount rate was 6.0% and the total amortization period life was 30 years for universal life products. At December 31, 2003, the average discount rate was 8.4% for participating traditional life insurance products and 6.0% for universal life products. The total amortization period was 30 years for both participating traditional life insurance products and universal life products.

As of September 30, 2002, the Company changed several future assumptions with respect to the expected gross profits in its variable life and variable annuity businesses. First, we lowered the long-term growth rate assumption from 9%, to 8%, gross of fees. Second, we lowered the average rates for the next five years from the mid-teens to 13%. In addition, we increased certain fee rates on these policies (the variable series trust (VST) fee increase). These three changes are referred to collectively as the Q3 unlocking. The direct effect of the Q3 unlocking at September 30, 2002 was an acceleration of amoritization of DAC of $15.1 million in the variable annuity business in the Asset Gathering Segment and $10.2 million (net of $10.4 million in unearned revenue and $1.3 million in policy benefit reserves) in the variable life business in the Protection Segment.

Amortization of DAC is allocated to: (1) net realized investment and other gains (losses) for those products in which such gains (losses) have a direct impact on the amortization of DAC; (2) unrealized investment gains and losses, net of tax, to provide for the effect on the DAC asset that would result from the realization of unrealized gains and losses on assets backing participating traditional life insurance and universal life and investment-type contracts; and
(3) a separate component of benefits and expenses to reflect amortization related to the gross margins or profits, excluding realized gains and losses, relating to policies and contracts in force.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 1 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- (CONTINUED)

Net realized investment and other gains (losses) related to certain products have a direct impact on the amortization of DAC as such gains and losses affect the amount and timing of profit emergence. Accordingly, to the extent that such amortization results from net realized investment and other gains (losses), management believes that presenting realized investment gains and losses net of related amortization of DAC provides information useful in evaluating the operating performance of the Company. This presentation may not be comparable to presentations made by other insurers.

REINSURANCE

The Company utilizes reinsurance agreements to provide for greater diversification of business, allowing management to control exposure to potential losses arising from large risks and provide additional capacity for growth.

Assets and liabilities related to reinsurance ceded contracts are reported on a gross basis. The accompanying statements of income reflect premiums, benefits and settlement expenses net of reinsurance ceded. Reinsurance premiums, commissions, expense reimbursements, benefits and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. The Company remains liable to its policyholders to the extent that counterparties to reinsurance ceded contracts do not meet their contractual obligations. Refer to
Note 6 -- Reinsurance below for additional disclosures regarding reinsurance.

VALUE OF BUSINESS ACQUIRED

The Company records intangible assets representing the present value of estimated future profits of insurance policies inforce related to businesses acquired. These assets are recorded as the value of business acquired (VOBA), and are included in other assets in the consolidated balance sheets. VOBA is amortized over the related policy periods, up to 30 years. VOBA amortization expense is recognized each period in proportion to the change in the present value of expected gross profits, or in proportion to the recognition of premiums related to the policies acquired, depending on the nature of the policies acquired. Refer to Note 11 -- Value of Business Acquired for presentation of summarized financial information regarding VOBA.

SEPARATE ACCOUNTS

Separate account assets and liabilities reported in the accompanying consolidated balance sheets represent funds that are administered and invested by the Company to meet specific investment objectives of the contractholders.
 Net investment income and net realized investment and other gains (losses) generally accrue directly to such contractholders who bear the investment risk, subject, in some cases, to principal guarantees and minimum guaranteed rates of return. The assets of each separate account are legally segregated and are not subject to claims that arise out of any other business of the Company. Separate account assets are reported at fair value. Deposits, net investment income and net realized investment and other gains (losses) of separate accounts are not included in the revenues of the Company. Fees charged to contractholders, principally mortality, policy administration and surrender charges, are included in universal life and investment-type product charges.

FUTURE POLICY BENEFITS AND POLICYHOLDERS' FUNDS

Future policy benefits for participating traditional life insurance policies are based on the net level premium method. This net level premium reserve is calculated using the guaranteed mortality and dividend fund interest rates, which range from 4.5% to 5.5%. The liability for annual dividends represents the accrual of annual dividends earned. Settlement dividends are accrued in proportion to gross margins over the life of the contract.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 1 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- (CONTINUED)

For non-participating traditional life insurance policies, future policy benefits are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency, interest and expenses established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Company's experience, which, together with interest and expense assumptions, include a margin for adverse deviation. Benefit liabilities for annuities during the accumulation period are equal to accumulated contractholders' fund balances and after annuitization are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 7.0% to 8.3% for life insurance liabilities, and from 3.5% to 10.3% for individual annuity liabilities.

Liabilities for unpaid claims and claim expenses include estimates of payments to be made on reported individual life claims and estimates of incurred but not reported claims based on historical claims development patterns.

Estimates of future policy benefit reserves, claim reserves and expenses are reviewed continually and adjusted as necessary; such adjustments are reflected in current earnings. Although considerable variability is inherent in such estimates, management believes that future policy benefit reserves and unpaid claims and claims expense reserves are adequate.

Policyholders' funds for universal life and investment-type products are equal to the policyholder account values before surrender charges. Policy benefits that are charged to expense include benefit claims incurred in the period in excess of related policy account balances and interest credited to policyholders' account balances. Interest crediting rates range from 3.0% to 8.0% for universal life products.

PARTICIPATING INSURANCE

Participating business represents approximately 4.9% and 5.4% of the Company's life insurance in-force at December 31, 2003 and 2002, respectively.

The amount of policyholders' dividends to be paid is approved annually by the Company's Board of Directors. The determination of the amount of policyholder dividends is complex and varies by policy type. In general, the aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity, persistency and expense experience for the year and is also based on management's judgment as to the appropriate level of statutory surplus to be retained by the Company.

REVENUE RECOGNITION

Premiums from participating and non-participating traditional life insurance and annuity policies with life contingencies are recognized as income when due.

Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges.

Premiums for contracts with a single premium or a limited number of premium payments, due over a significantly shorter period than the total period over which benefits are provided, are recorded when due. The portion of such premium that is not required to provide for all benefits and expenses is deferred and recognized in income in a constant relationship with insurance in force or, for annuities, the amount of expected future benefit payments.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 1 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- (CONTINUED)

FEDERAL INCOME TAXES

The provision for federal income taxes includes amounts currently payable or recoverable and deferred income taxes, computed under the liability method, resulting from temporary differences between the tax basis and book basis of assets and liabilities. A valuation allowance is established for deferred tax assets when it is more likely than not that an amount will not be realized. Refer to Note 5 -- Income Taxes for additional disclosures on this topic.

CUMULATIVE EFFECT OF ACCOUNTING CHANGES

FASB Derivatives Implementation Group Issue No. B36 -- Embedded Derivatives:
Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligor under Those Instruments

The Company adopted DIG B36 on October 1, 2003, which resulted in a reduction in net income of $6.5 million (net of tax of $3.5 million) which was recorded as the cumulative effect of an accounting change, on October 1, 2003. For additional discussion of DIG B-36, refer to the Recent Accounting Pronouncements section below.

SFAS No. 133 -- Accounting for Derivative Instruments and Hedging Activities, as amended by SFAS No. 138, "Accounting for Certain Derivative Instruments and Certain Hedging Activities", an amendment of FASB Statement No. 133

On January 1, 2001, the Company adopted SFAS No. 133, as amended by SFAS No. 138, "Accounting for Certain Derivative Instruments and Certain Hedging Activities, an amendment of FASB Statement No. 133." The adoption of SFAS No. 133, as amended, resulted in a charge to operations accounted for as a cumulative effect of accounting change of $1.6 million (net of tax benefit of $0.4 million) as of January 1, 2001. In addition, as of January 1, 2001, a $7.2 million (net of tax of $3.9 million) cumulative effect of accounting change was recorded in other comprehensive income for (1) the transition adjustment in the adoption of SFAS 133, as amended, an increase of $0.8 million (net of tax of $0.4 million), and (2) the reclassification of $603.1 million in securities from the held-to-maturity category to the available-for-sale category, an increase of $6.4 million (net of tax of $3.4 million).

RECENT ACCOUNTING PRONOUNCEMENTS

FASB Interpretation No. 46 (revised December 2003) -- Consolidation of Variable Interest Entities, an Interpretation of ARB No. 51

In December, 2003, the FASB re-issued Interpretation 46, "Consolidation of Variable Interest Entities, an Interpretation of ARB No. 51," (FIN 46R) which clarifies the consolidation accounting guidance of Accounting Research Bulletin No. 51, "Consolidated Financial Statements," (ARB No. 51) to certain entities for which controlling financial interest holders are not measurable by reference to ownership of the equity of the entity. Such entities are known as variable interest entities (VIEs). Controlling financial interests of a VIE are defined as exposure of a party to the VIE to a majority of either the expected variable losses or expected variable returns of the VIE, or both. Such party is the primary beneficiary of the VIE and FIN 46R requires that the primary beneficiary of a VIE consolidate the VIE. FIN 46R also requires certain disclosures for significant relationships with VIEs, whether or not consolidation accounting is either used or anticipated. The consolidation requirements of FIN 46R apply as of December 31, 2003 for entities considered to be special purpose entities
(SPEs), and otherwise will be applicable at March 31, 2004.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 1 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- (CONTINUED)

The Company has determined that it is not the primary beneficiary of any VIE with which it has any relationship. The Company also estimates that none of its relationships with VIEs are significant to the Company.

Statement of Position 03-1 -- Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long Duration Contracts and for Separate Accounts

On July 7, 2003, the Accounting Standards Executive Committee (AcSEC) of the American Institute of Certified Public Accountants (AICPA) issued Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long Duration Contracts and for Separate Accounts" (SOP 03-1).
 SOP 03-1 provides guidance on a number of topics unique to insurance enterprises, including separate account presentation, interest in separate accounts, gains and losses on the transfer of assets from the general account to a separate account, liability valuation, returns based on a contractually referenced pool of assets or index, accounting for contracts that contain death or other insurance benefit features, accounting for reinsurance and other similar contracts, accounting for annuitization benefits, and sales inducements to contract holders.

SOP 03-1 will be effective for the Company's financial statements on January 1, 2004. The Company is currently evaluating the impact of adopting SOP 03-1 on its consolidated financial position, results of operations and cash flows.

SFAS No. 150 -- Accounting for Certain Financial Instruments with
Characteristics of Both Liabilities and Equity

In May 2003, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 150, "Accounting for Certain Financial Instruments with Characteristics of Both Liabilities and Equity" (SFAS No. 150).
 SFAS No. 150 changes the accounting for certain financial instruments that, under previous guidance, issuers could account for as equity. It requires that certain financial instruments be classified as liabilities on issuer balance sheets, including those instruments that are issued in shares and are mandatorily redeemable, those instruments that are not issued in shares but give the issuer an obligation to repurchase previously issued equity shares, and certain financial instruments that give the issuer the option of settling an
obligation by issuing more equity shares.   The adoption of SFAS No. 150 had no
impact on the Company's consolidated financial position, results of operations or cash flows.

SFAS No. 149 -- Amendment of Statement No. 133 on Derivative Instruments and Hedging Activities

In April 2003, the FASB issued Statement of Financial Accounting Standards No. 149, "Amendment of Statement No. 133 on Derivative Instruments and Hedging Activities" (SFAS No. 149). SFAS No. 149 amends and clarifies financial accounting and reporting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities under Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" (SFAS No. 133). In particular, SFAS No. 149 clarifies under what circumstances a contract with an initial net investment meets the characteristic of a derivative, clarifies when a derivative contains a financing component, amends the definition of an underlying to conform it to language used in FASB Interpretation No. 45 -- "Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others" and amends certain other existing pronouncements. SFAS No. 149 was effective for contracts entered into or modified after June 30, 2003 and for hedging relationships designated after June 30, 2003. The adoption of SFAS No. 149 had no impact on the Company's consolidated financial position, results of operations or cash flows.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 1 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- (CONTINUED)

FASB Derivatives Implementation Group Issue No. B36 -- Embedded Derivatives:
Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligor under Those Instruments

In April 2003, the FASB's Derivatives Implementation Group (DIG) released SFAS No. 133 Implementation Issue No. B36, "Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness
of the Obligor under Those Instruments" (DIG B36).   DIG B36 addresses whether
SFAS No. 133 requires bifurcation of a debt instrument into a debt host contract and an embedded derivative if the debt instrument incorporates both interest rate risk and credit risk exposures that are unrelated or only partially related to the creditworthiness of the issuer of that instrument. Under DIG B36, modified coinsurance and coinsurance with funds withheld reinsurance agreements as well as other types of receivables and payables where interest and/or other investment results are determined by reference to a specific pool of assets or a total return debt index are examples of arrangements containing embedded derivatives requiring bifurcation under SFAS No. 133. Under SFAS No. 133, bifurcation requires that the embedded derivative be held at fair value and that changes in fair value be charged or credited to income. The effective date of DIG B36 was October 1, 2003.

On October 1, 2003, the Company adopted DIG B36 and determined that certain of its reinsurance contracts contain embedded derivatives. In accordance with DIG B36, the Company bifurcated each of the contracts into its debt host and embedded derivative (total return swap) and recorded the embedded derivative at fair value on the balance sheet with changes in fair value recorded in income.
 In the case of the Company, DIG B36 results in the establishment of derivative liabilities based on the fair value of all the underlying assets of the respective contracts, including both the assets recorded at amortized cost and the assets recorded at fair value on the balance sheet. With respect to the underlying assets held at amortized cost, current guidance does not permit adjustments to record the fair value of all of these assets. However, the Company's implementation of DIG B36 required embedded derivatives based on the fair value of those assets to be recorded in income. The Company recorded derivative liabilities aggregating $10.5 million based on the fair value of the assets underlying these contracts. Of this total liability, $5.6 million related to assets held at amortized cost without any adjustment recorded to recognize the change in the fair value of the asset. The adoption of DIG B36 resulted in a decrease in earnings of $6.5 million (net of tax of $3.5 million) as of October 1, 2003, which the Company recorded through net income as a cumulative effect of an accounting change.

SFAS No. 148 -- Accounting for Stock-Based Compensation -Transition and Disclosure, an amendment of FASB Statement No. 123

In December 2002, the FASB issued SFAS No. 148, "Accounting for Stock-Based Compensation -Transition and Disclosure, an amendment of FASB Statement No. 123." SFAS No. 148 provides alternative methods of transition for a voluntary change to the fair value method of accounting for stock-based employee compensation which is an optional alternative method of accounting presented in SFAS No. 123, "Accounting for Stock Based Compensation." In addition, SFAS No. 148 amends the disclosure requirements of SFAS No. 123 to require more prominent disclosures in both annual and interim financial statements about the method of accounting for stock-based employee compensation and the effect of the method used on reported results. SFAS No. 148's amendment of the transition and annual disclosure provisions of SFAS No. 123 is effective for fiscal years ending after December 2002. The Company's parent adopted the fair value provisions of SFAS No. 123 on January 1, 2003 and utilized the transition provisions described in SFAS No. 148, on a prospective basis to awards granted after December 31, 2002. As a result of the adoption, JHFS allocated $0.1 million of expenses to the Company.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 1 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- (CONTINUED)

For the periods prior to January 1, 2003, Accounting Principles Board Opinion
(APB) No. 25, "Accounting for Stock Issued to Employees" was applied. APB No. 25 provides guidance on how to account for the issuance of stock and stock options to employees. Under APB No. 25, Compensation cost for stock options, if any, is measured as the excess of the quoted market price of JHFS' stock at the date of grant over the amount an employee must pay to acquire the stock under APB No. 25. Compensation cost is recognized over the requisite vesting periods based on market value on the date of grant. APB No. 25 was amended by SFAS No. 123 to require pro forma disclosures of net income and earnings per share as if a "fair value" based method was used.

FASB Interpretation No. 45 -- Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others

In November 2002, the FASB issued Interpretation No. 45, "Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others" (FIN 45). FIN 45 requires certain types of guarantees to be recorded by the guarantor as liabilities, at fair value. This differs from current practice, which generally requires recognition of a liability only when a potential loss is deemed to be probable and is reasonably estimable in amount. FIN 45 does not apply to guarantees that are accounted for under existing insurance accounting principles. FIN 45 requires more extensive disclosures of certain other types of guarantees, including certain categories of guarantees which are already accounted for under specialized accounting principles, such as SFAS No. 133, even when the likelihood of making any payments under the guarantee is remote.

FIN 45's disclosure requirements are effective for financial statements of interim or annual periods ending after December 31, 2002. Initial recognition and initial measurement provisions were applicable on a prospective basis to guarantees issued or modified after December 31, 2002. The Company has no disclosable guarantees and the adoption of FIN 45 had no impact on the Company's consolidated financial position, results of operations or cash flows.

SFAS No. 146 -- Accounting for Costs Associated with Exit or Disposal Activities

In June 2002, the FASB issued SFAS No. 146, "Accounting for Costs Associated with Exit or Disposal Activities." SFAS No. 146 requires recognition of a liability for exit or disposal costs, including restructuring costs, when the liability is incurred rather than at the date of an entity's commitment to a formal plan of action. SFAS No. 146 applies to one-time termination benefits provided to current employees that are involuntarily terminated under the terms of a one-time benefit arrangement. An ongoing benefit arrangement is presumed to exist if a company has a past practice of providing similar benefits. SFAS No. 146 is effective for exit or disposal activities that are initiated after December 31, 2002. The adoption of SFAS No. 146 had no impact on the Company's consolidated financial position, results of operations or cash flows.

Issue 01-10 -- Accounting for the Impact of the Terrorist Attacks of September 11, 2001

In September 2001, the FASB's Emerging Issues Task Force reached a consensus on Issue 01-10, "Accounting for the Impact of the Terrorist Attacks of September 11, 2001." Issue 01-10 presents guidance relative to accounting for and financial reporting of the events of September 11, 2001 (the Events), including both how and when to measure, record and report losses and any resulting liabilities which are directly attributable to the Events. Based on a comprehensive review of the Company's operations, the Company believes that the Events had no material financial impact on the Company's consolidated financial position, results of operations or cash flows.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 1 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- (CONTINUED)

SFAS No. 142 -- Goodwill and Other Intangible Assets

In January 2002, the Company adopted SFAS No. 142, "Goodwill and Other Intangible Assets." SFAS No. 142 requires that goodwill and other intangible assets deemed to have indefinite lives no longer be amortized to earnings, but instead be reviewed at least annually for impairment. Intangible assets with definite lives will continue to be amortized over their useful lives. SFAS No. 142 was effective January 1, 2002. The Company has no goodwill, or other purchased indefinite-lived intangible assets subject to SFAS No. 142 and, therefore, the adoption of SFAS No. 142 had no impact on the Company's consolidated financial position, results of operations or cash flows.

SFAS No. 141 -- Business Combinations

In June 2001, the FASB issued SFAS No. 141, "Business Combinations." SFAS No. 141 requires that all business combinations be accounted for under a single method, the purchase method. Use of the pooling-of-interests method is no longer permitted. SFAS No. 141 also clarifies the criteria to recognize intangible assets separately from goodwill, and prohibits the amortization of goodwill relating to acquisitions completed after July 1, 2001. SFAS No. 141 was effective for business combinations initiated after June 30, 2001. The adoption of SFAS No. 141 did not have a material effect on the Company's consolidated financial position, results of operations or cash flows.

Issue No. 99-20 -- Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets

In January, 2001, the FASB's Emerging Issues Task Force (EITF) reached a consensus on Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." Issue 99-20 requires investors in certain asset-backed securities to record changes in their estimated yield on a prospective basis and specifies evaluation methods with which to evaluate these securities for an other-than-temporary decline in value. The adoption of EITF 99-20 did not have a material financial impact on the Company's consolidated financial position, results of operations or cash flows.

SFAS No. 140 -- Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities

In September 2000, the FASB issued SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," which replaces SFAS No. 125, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities." SFAS No. 140 provides new accounting and reporting standards which are based on consistent application of a financial components approach that focuses on control. Under this approach, after a transfer of financial assets, the Company recognizes the financial and servicing assets it controls and the liabilities it has incurred, derecognizes financial assets when control has been surrendered, and derecognizes liabilities when extinguished. SFAS No. 140 provides consistent standards for distinguishing transfers of financial assets that are sales from transfers that are secured borrowings. SFAS No. 140 was effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001. The adoption of SFAS No. 140 did not have a material impact on the Company's consolidated financial position, results of operations or cash flows.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 1 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- (CONTINUED)

CODIFICATION

In March 1998, the National Association of Insurance Commissioners (NAIC) adopted codified statutory accounting principles (Codification) effective January 1, 2001. Codification changes prescribed statutory accounting practices and resulted in changes to the accounting practices that the Company and IPL used to prepare their statutory-basis financial statements. The states of domicile of the Company and IPL have adopted Codification as the prescribed basis of accounting on which domestic insurers must report their statutory-basis results effective January 1, 2001. The cumulative effect of changes in accounting principles adopted to conform to the requirements of Codification is reported as an adjustment to surplus in the statutory-basis financial statements as of January 1, 2001. The implementation of Codification increased the Company's statutory-basis capital and surplus and decreased IPL's statutory-basis capital and surplus. The Company and IPL remain in compliance with all regulatory and contractual obligations.

NOTE 2 -- RELATED PARTY TRANSACTIONS

John Hancock provides the Company with personnel, property, and facilities in carrying out certain of its corporate functions. John Hancock annually determines a fee (the parent company service fee) for these services and facilities based on a number of criteria, which are periodically revised to reflect continuing changes in the Company's operations. The parent company service fee is included in the Company's financial statements in deferred acquisition costs on the Company's balance sheets, as an investment expense in net investment income and in other operating costs and expenses within the Company's income statements. John Hancock charged the Company a service fee of $144.3 million, $161.8 million and $155.1 million for the year ended December 31, 2003, 2002 and 2001, respectively. As of December 31, 2003 and 2002, respectively, the Company owed John Hancock $57.4 million and $49.3 million related to these services, which is included in other liabilities. John Hancock has guaranteed that, if necessary, it will make additional capital contributions to prevent the Company's shareholder's equity from declining below $1.0 million.

In 2001 the Company sold $200 million of corporate owned life insurance (COLI) to John Hancock to provide insurance coverage on key management employees of John Hancock. The death benefit on this COLI product would cover the cost of replacing these employees, including recruiting, training, and development. No such transaction occurred in 2002 and 2003.

The Company has a modified coinsurance agreement with John Hancock to reinsure 50% of 1994 through 2002 issues of flexible premium variable life insurance and scheduled premium variable life insurance policies. In connection with this agreement, John Hancock transferred to the Company $20.7 million, $42.0 million and $45.4 million of cash for the combined tax, commission and expense allowances for the years ended December 31, 2003, 2002 and 2001, respectively.
 This agreement decreased the Company's gain from operations before income taxes by $5.0 million, $1.1 million and $1.7 million for the years ended December 31, 2003, 2002 and 2001, respectively.

The Company has a modified coinsurance agreement with John Hancock to reinsure 50% of the Company's 1995 in-force block and 50% of 1996 and all future issue years of certain retail annuity contracts. In connection with this agreement, the Company is holding a deposit liability of $115.6 million and $115.2 million as of December 31, 2003 and 2002, respectively. This agreement had no impact on the Company's results of operations.

Effective January 1, 1997, the Company entered into a stop-loss agreement with John Hancock to reinsure mortality claims in excess of 100% of expected mortality claims for all policies that are not reinsured under any other indemnity agreement. In connection with the agreement, John Hancock received $0.8 million, $0.8 million and $0.4 million from the Company in 2003, 2002 and 2001, respectively. This agreement decreased the Company's gain from operations before income taxes by $0.8 million for the years 2003, 2002, and 2001, respectively.

At December 31, 2003 and 2002, the Company had a $250.0 million line of credit with an affiliate, John Hancock Financial Services, Inc. At December 31, 2003 and 2002, the Company had no outstanding borrowings under this agreement.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 2 -- RELATED PARTY TRANSACTIONS -- (CONTINUED)

John Hancock allocates a portion of the expenses related to its employee welfare plans to the Company. The amounts allocated to the Company were credits of $ 6.0 million, $9.3 million and $10.4 million in 2003, 2002 and 2001, respectively. The pension plan prepaid expense allocated to the Company amounted to $76.4 million and $72.6 million at December 31, 2003 and 2002, respectively.

NOTE 3 -- INVESTMENTS

The following information summarizes the components of net investment income and net realized investment and other gains (losses), net:

                                                      YEARS ENDED DECEMBER 31,
                                                      -------------------------
                                                       2003     2002      2001
                                                      -------  -------  ---------
                                                            (IN MILLIONS)
NET INVESTMENT INCOME
Fixed maturities. . . . . . . . . . . . . . . . . .   $242.3   $201.3    $160.1
Equity securities . . . . . . . . . . . . . . . . .      0.8      0.1       0.3
Mortgage loans on real estate . . . . . . . . . . .     52.4     46.8      42.3
Real estate . . . . . . . . . . . . . . . . . . . .      4.6      4.5       2.3
Policy loans. . . . . . . . . . . . . . . . . . . .     20.3     20.9      21.1
Short-term investments. . . . . . . . . . . . . . .      1.2      1.6       6.3
Other . . . . . . . . . . . . . . . . . . . . . . .      6.8      2.5       3.3
                                                      ------   ------    ------
Gross investment income . . . . . . . . . . . . . .    328.4    277.7     235.7
 Less investment expenses . . . . . . . . . . . . .     12.1      7.6       8.7
                                                      ------   ------    ------
 Net investment income. . . . . . . . . . . . . . .   $316.3   $270.1    $227.0
                                                      ======   ======    ======
NET REALIZED INVESTMENT AND OTHER GAINS (LOSSES),
 NET OF RELATED AMORTIZATION OF DEFERRED POLICY
 ACQUISITION COSTS
Fixed maturities. . . . . . . . . . . . . . . . . .   $(10.3)  $(39.9)   $(25.1)
Equity securities . . . . . . . . . . . . . . . . .      3.6      2.5       3.8
Mortgage loans on real estate and real estate . . .     (3.2)     0.8      (1.2)
Derivatives and other invested assets . . . . . . .    (20.3)     8.3      12.0
Amortization adjustment for deferred policy
 acquisition costs. . . . . . . . . . . . . . . . .      5.4      7.5       1.5
                                                      ------   ------    ------
Net realized investment and other losses, net of
 related amortization of deferred policy acquisition
 costs. . . . . . . . . . . . . . . . . . . . . . .   $(24.8)  $(20.8)   $ (9.0)
                                                      ======   ======    ======

Gross gains of $38.2 million, $12.7 million, and $6.5 million and gross losses of $8.8 million, $13.3 million, and $3.3 million in 2003, 2002 and 2001, respectively, were realized on the sale of available-for-sale securities.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 3 -- INVESTMENTS -- (CONTINUED)

The Company's investments in held-to-maturity securities and available-for-sale securities are summarized below:

                                               GROSS       GROSS
                                  AMORTIZED  UNREALIZED  UNREALIZED     FAIR
                                    COST       GAINS       LOSSES      VALUE
                                  ---------  ----------  ----------  ----------
                                                 (IN MILLIONS)
DECEMBER 31, 2003
HELD-TO-MATURITY:
Corporate securities. . . . . .   $   71.0     $  0.3     $ (0.4)     $   70.9
Mortgage-backed securities. . .        7.7        0.2         --           7.9
                                  --------     ------     ------      --------
 Total. . . . . . . . . . . . .   $   78.7     $  0.5     $ (0.4)     $   78.8
                                  ========     ======     ======      ========
AVAILABLE-FOR-SALE:
Corporate securities. . . . . .   $3,080.0     $181.2     $(26.3)     $3,234.9
Mortgage-backed securities. . .      502.4       20.9      (12.4)        510.9
Obligations of states and
 political subdivisions . . . .       12.5        0.3         --          12.8
Debt securities issued by
 foreign governments. . . . . .        2.2        0.3         --           2.5
U.S. Treasury securities and
 obligations of U.S. government
 corporations and agencies. . .       24.4        1.4         --          25.8
                                  --------     ------     ------      --------
Total fixed maturities. . . . .    3,621.5      204.1      (38.7)      3,786.9
Equity securities . . . . . . .       39.6        2.1         --          41.7
                                  --------     ------     ------      --------
 Total. . . . . . . . . . . . .   $3,661.1     $206.2     $(38.7)     $3,828.6
                                  ========     ======     ======      ========
DECEMBER 31, 2002
HELD-TO-MATURITY:
Corporate securities. . . . . .   $   72.8     $  0.2     $ (0.8)     $   72.2
Mortgage-backed securities. . .       11.0        0.4       (0.3)         11.1
                                  --------     ------     ------      --------
 Total. . . . . . . . . . . . .   $   83.8     $  0.6     $ (1.1)     $   83.3
                                  ========     ======     ======      ========
AVAILABLE-FOR-SALE:
Corporate securities. . . . . .   $2,426.5     $127.3     $(82.3)     $2,471.5
Mortgage-backed securities. . .      489.9       28.6      (14.1)        504.4
Obligations of states and
 political subdivisions . . . .        6.2        0.3         --           6.5
Debt securities issued by
 foreign governments. . . . . .        3.6        0.3       (0.1)          3.8
U.S. Treasury securities and
 obligations of U.S. government
 corporations and agencies. . .       23.1        2.0         --          25.1
                                  --------     ------     ------      --------
Total fixed maturities. . . . .    2,949.3      158.5      (96.5)      3,011.3
Equity securities . . . . . . .       11.1        0.9       (0.1)         11.9
                                  --------     ------     ------      --------
 Total. . . . . . . . . . . . .   $2,960.4     $159.4     $(96.6)     $3,023.2
                                  ========     ======     ======      ========

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 3 -- INVESTMENTS -- (CONTINUED)

The amortized cost and fair value of fixed maturities at December 31, 2003, by contractual maturity, are shown below:

                                                          AMORTIZED     FAIR
                                                            COST       VALUE
                                                          ---------  ----------
                                                             (IN MILLIONS)
HELD-TO-MATURITY:
Due in one year or less . . . . . . . . . . . . . . . .   $    0.1    $    0.1
Due after one year through five years . . . . . . . . .        1.8         1.8
Due after five years through ten years. . . . . . . . .       15.4        15.4
Due after ten years . . . . . . . . . . . . . . . . . .       53.7        53.6
                                                          --------    --------
                                                              71.0        70.9
Mortgage-backed securities. . . . . . . . . . . . . . .        7.7         7.9
                                                          --------    --------
 Total. . . . . . . . . . . . . . . . . . . . . . . . .   $   78.7    $   78.8
                                                          ========    ========
AVAILABLE-FOR-SALE:
Due in one year or less . . . . . . . . . . . . . . . .   $  146.7    $  152.1
Due after one year through five years . . . . . . . . .      987.5     1,039.7
Due after five years through ten years. . . . . . . . .    1,206.8     1,281.6
Due after ten years . . . . . . . . . . . . . . . . . .      778.1       802.6
                                                          --------    --------
                                                           3,119.1     3,276.0
Mortgage-backed securities. . . . . . . . . . . . . . .      502.4       510.9
                                                          --------    --------
 Total. . . . . . . . . . . . . . . . . . . . . . . . .   $3,621.5    $3,786.9
                                                          ========    ========

Expected maturities may differ from contractual maturities because eligible borrowers may exercise their right to call or prepay obligations with or without call or prepayment penalties.

The Company participates in a securities lending program for the purpose of enhancing income on securities held. At December 31, 2003 and 2002, $212.5 million and $169.9 million, respectively, of the Company's bonds and stocks, at market value, were on loan to various brokers/dealers, but were fully collateralized by cash and U.S. government securities in an account held in trust for the Company. The market value of the loaned securities is monitored on a daily basis, and the Company obtains additional collateral when deemed appropriate.

Bonds with amortized cost of $18.6 million were non-income producing for year ended December 31, 2003.

No significant depreciation expense on investment real estate was recorded for the years ended December 31, 2003 and 2002. Depreciation expense on investment real estate was $0.3 million in 2001. Accumulated depreciation was $1.7 million, and $2.8 million at December 31, 2003, and 2002, respectively.

ANALYSIS OF UNREALIZED LOSSES ON FIXED MATURITY SECURITIES

The Company relies on its Parent's, JHFS', process to identify securities that
could potentially have an impairment that is other than temporary.   This
process involves monitoring market events that could impact issuers' credit ratings, business climate, management changes, litigation and government actions, and other similar factors. This process also involves monitoring late payments, downgrades by rating agencies, key financial ratios, financial statements, revenue forecasts and cash flow projections as indicators of credit issues.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 3 -- INVESTMENTS -- (CONTINUED)

At the end of each quarter, JHFS' Investment Review Committee reviews all securities where market value is less than ninety percent of amortized cost for three months or more to determine whether impairments need to be taken. This committee includes the head of workouts, the head of each industry team, the head of portfolio management, the JHFS Chief Investment Officer and the JHFS Corporate Risk Officer who reports to the JHFS Chief Financial Officer. The analysis focuses on each issuer's or project's ability to service its debts in a timely fashion and the length of time the security has been trading below cost. The results of this analysis are reviewed by the Life Company's Committee of Finance, a subcommittee of the Life Company's Board of Directors, quarterly. This quarterly process includes a fresh assessment of the credit quality of each investment in the entire fixed maturities portfolio.

Through JHFS' Investment Review Committee, the Company considers relevant facts and circumstances in evaluating whether the impairment of a security is other than temporary. Relevant facts and circumstances considered include (1) the length of time the fair value has been below cost; (2) the financial position of the issuer, including the current and future impact of any specific events; and
(3) the Company's ability and intent to hold the security to maturity or until it recovers in value. To the extent the Company determines that a security is deemed to be other than temporarily impaired, the difference between amortized cost and fair value would be charged to earnings.

There are a number of significant risks and uncertainties inherent in the process of monitoring impairments and determining if an impairment is other than temporary. These risks and uncertainties include (1) the risk that our assessment of an issuer's ability to meet all of its contractual obligations will change based on changes in the credit characteristics of that issuer, (2) the risk that the economic outlook will be worse than expected or have more of an impact on the issuer than anticipated, (3) fraudulent information could be provided to our investment professionals who determine the fair value estimates and other than temporary impairments, and (4) the risk that new information obtained by us or changes in other facts and circumstances lead us to change our intent to hold the security to maturity or until it recovers in value. Any of these situations could result in a charge to earnings in a future period.

                          UNREALIZED LOSSES ON ASSETS

                                                                            AS OF DECEMBER 31, 2003
                                                                          ---------------------------
                                                 LESS THAN 12 MONTHS           12 MONTHS OR MORE                  TOTAL
                                             ---------------------------  ---------------------------  -----------------------------
                                             CARRYING VALUE               CARRYING VALUE               CARRYING VALUE
                                              OF SECURITIES                OF SECURITIES                OF SECURITIES
                                               WITH GROSS     UNREALIZED    WITH GROSS     UNREALIZED    WITH GROSS      UNREALIZED
                                             UNREALIZED LOSS    LOSSES    UNREALIZED LOSS    LOSSES    UNREALIZED LOSS     LOSSES
                                             ---------------  ----------  ---------------  ----------  ---------------  ------------
DESCRIPTION OF SECURITIES:
Federal agency mortgage backed securities. .     $ 92.0        $ (6.6)        $ 54.8        $ (5.8)        $146.8         $(12.4)
Corporate bonds. . . . . . . . . . . . . . .      378.1         (12.1)         283.1         (14.6)         661.2          (26.7)
                                                 ------        ------         ------        ------         ------         ------
Total debt securities. . . . . . . . . . . .      470.1         (18.7)         337.9         (20.4)         808.0          (39.1)
Common stocks. . . . . . . . . . . . . . . .         --            --            2.3            --            2.3             --
                                                 ------        ------         ------        ------         ------         ------
Total. . . . . . . . . . . . . . . . . . . .     $470.1        $(18.7)        $340.2        $(20.4)        $810.3         $(39.1)
                                                 ======        ======         ======        ======         ======         ======

The table above shows the Company's securities that were in a loss position at December 31, 2003 for more than one year and less than one year. Gross unrealized losses consist of a hedging adjustment, the impact of interest rates on the non hedged portion of the portfolio, and the impact of creditworthiness. Unrealized losses from hedging adjustments represent the amount of the unrealized loss that results from the security being designated as a hedged item in a fair value hedge. When a security is so designated, its cost basis is adjusted in response to movements in interest rates. These adjustments, which are non-cash and reverse over time as the asset and derivative mature, impact the amount of unrealized loss on a security. The remaining portion of the gross unrealized loss represents the impact of interest rates on the non-hedged portion of the portfolio and unrealized losses due to creditworthiness on the total fixed maturity portfolio.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 3 -- INVESTMENTS -- (CONTINUED)

At December 31, 2003, the fixed maturity securities had a total gross unrealized loss of $39.1 million excluding basis adjustments related to hedging relationships. Of this total, $20.4 million are due to securities that have had various amounts of unrealized loss for more than twelve months. Of the total unrealized losses, $20.1 million comes from securities rated investment grade. Unrealized losses on investment grade securities principally relate to changes in interest rates or changes in credit spreads since the securities were acquired. Credit rating agencies statistics indicate that investment grade securities have been found to be less likely to develop credit concerns.

Unrealized losses can be created by rising interest rates or by rising credit concerns and hence widening credit spreads. Credit concerns are apt to play a larger role in the unrealized loss on below investment grade bonds. The gross unrealized losses on below investment grade fixed maturity securities declined to $19.1 million at December 31, 2003 primarily due to the easing of credit concerns and the resulting spread tightening. Although the gross unrealized losses on below investment grade fixed maturity securities are approximately 50% of the total unrealized losses, they only represent 1.4% of the total carrying value of fixed maturity securities with gross unrealized losses.

MORTGAGE LOANS ON REAL ESTATE

Mortgage loans on real estate are evaluated periodically as part of the Company's loan review procedures and are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. The allowance for losses is maintained at a level believed adequate by management to absorb estimated probable credit losses that exist at the balance sheet date. Management's periodic evaluation of the adequacy of the allowance for losses is based on the Company's past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay (including the timing of future payments), the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. This evaluation is inherently subjective as it requires estimating the amounts and timing of future cash flows expected to be received on impaired loans that may be susceptible to significant change.

Changes in the allowance for probable losses on mortgage loans on real estate and real estate to be disposed of are summarized below.

                                                       BALANCE AT                          BALANCE AT
                                                       BEGINNING                             END OF
                                                        OF YEAR    ADDITIONS  DEDUCTIONS      YEAR
                                                       ----------  ---------  ----------  ------------
                                                                       (IN MILLIONS)
Year ended December 31, 2003
 Mortgage loans on real estate . . . . . . . . . . .      $2.9       $0.2        $0.6         $2.5
 Real estate to be disposed of . . . . . . . . . . .        --         --          --           --
                                                          ----       ----        ----         ----
 Total . . . . . . . . . . . . . . . . . . . . . . .      $2.9       $0.2        $0.6         $2.5
                                                          ====       ====        ====         ====
Year ended December 31, 2002
 Mortgage loans on real estate . . . . . . . . . . .      $5.5         --        $2.6         $2.9
 Real estate to be disposed of . . . . . . . . . . .       0.8         --         0.8            -
                                                          ----       ----        ----         ----
 Total . . . . . . . . . . . . . . . . . . . . . . .      $6.3         --        $3.4         $2.9
                                                          ====       ====        ====         ====
Year ended December 31, 2001
 Mortgage loans on real estate . . . . . . . . . . .      $5.0       $1.7        $1.2         $5.5
 Real estate to be disposed of . . . . . . . . . . .       0.7        0.1          --          0.8
                                                          ----       ----        ----         ----
 Total . . . . . . . . . . . . . . . . . . . . . . .      $5.7       $1.8        $1.2         $6.3
                                                          ====       ====        ====         ====

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 3 -- INVESTMENTS -- (CONTINUED)

At December 31, 2003 and 2002 the total recorded investment in mortgage loans that are considered to be impaired under SFAS No. 114, "Accounting by Creditors for Impairment of a Loan," along with the related provision for losses were as follows:

                                                                 DECEMBER 31,
                                                                --------------
                                                                 2003    2002
                                                                ------  ------
                                                                (IN MILLIONS)
Impaired mortgage loans on real estate with provision for
 losses . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.8       --
Provision for losses. . . . . . . . . . . . . . . . . . . . .   (0.2)      --
                                                                ----     ----
Net impaired mortgage loans on real estate. . . . . . . . . .    0.6       --
                                                                ====     ====

The average investment in impaired loans and the interest income recognized on impaired loans were as follows:

                                                     YEARS ENDED DECEMBER 31,
                                                    -------------------------
                                                     2003     2002     2001
                                                    -------  -------  -------
                                                          (IN MILLIONS)
Average recorded investment in impaired loans . .    $0.4     $1.2      $3.3
Interest income recognized on impaired loans. . .      --       --       0.5

The payment terms of mortgage loans on real estate may be restructured or modified from time to time. Generally, the terms of the restructured mortgage loans call for the Company to receive some form or combination of an equity participation in the underlying collateral, excess cash flows or an effective yield at the maturity of the loans sufficient to meet the original terms of the loans.

Restructured mortgage loans aggregated $11.9 million as of December 31, 2003 and
$3.5 million as of December 31, 2002.   The expected gross interest income that
would have been recorded had the loans been current in accordance with the original loan agreements and the actual interest income recorded was as follows:

                                                                                YEARS ENDED DECEMBER 31,
                                                                                -------------------------
                                                                                 2003     2002      2001
                                                                                -------  -------  -------
                                                                                      (IN MILLIONS)
Expected. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $0.5     $0.3      $0.4
Actual. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     0.4      0.2       0.4

At December 31, 2003, the mortgage portfolio was diversified by geographic region and specific collateral property type as displayed below:

                                          CARRYING AMOUNT  GEOGRAPHIC                               CARRYING AMOUNT
PROPERTY TYPE                              (IN MILLIONS)   CONCENTRATION                             (IN MILLIONS)
----------------------------------------  ---------------  --------------------------------------- -----------------
Apartments. . . . . . . . . . . . . . .       $102.6       East North Central. . . . . . . . . . .      $ 94.7
Hotels. . . . . . . . . . . . . . . . .         24.0       East South Central. . . . . . . . . . .        34.7
Industrial. . . . . . . . . . . . . . .        131.8       Middle Atlantic . . . . . . . . . . . .        63.6
Office buildings. . . . . . . . . . . .        173.5       Mountain. . . . . . . . . . . . . . . .        55.3
Retail. . . . . . . . . . . . . . . . .        150.8       New England . . . . . . . . . . . . . .        75.0
Mixed Use . . . . . . . . . . . . . . .         55.4       Pacific . . . . . . . . . . . . . . . .       207.4
Agricultural. . . . . . . . . . . . . .        224.6       South Atlantic. . . . . . . . . . . . .       234.0
Other . . . . . . . . . . . . . . . . .         22.8       West North Central. . . . . . . . . . .        26.3
                                                           West South Central. . . . . . . . . . .        89.7
                                                           Canada/Other. . . . . . . . . . . . . .         4.8
Allowance for losses. . . . . . . . . .         (2.5)      Allowance for losses. . . . . . . . . .        (2.5)
                                              ------                                                    ------
Total . . . . . . . . . . . . . . . . .       $883.0       Total . . . . . . . . . . . . . . . . .      $883.0
                                              ======                                                    ======

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 4 -- DERIVATIVES AND HEDGING INSTRUMENTS

The Company uses various derivative instruments to hedge and manage its exposure to changes in interest rate levels, foreign exchange rates, and equity market prices, and to manage the duration of assets and liabilities.

The fair value of derivative instruments classified as assets at December 31, 2003 and 2002 was $6.3 million and $6.4 million, and appears on the consolidated balance sheet in other assets. The fair value of derivative instruments classified as liabilities at December 31, 2003 and 2002 was $63.1 million and $45.8 million and appears on the consolidated balance sheet in other liabilities.

FAIR VALUE HEDGES

The Company uses interest rate futures contracts and interest rate swap agreements as part of its overall strategies of managing the duration of assets and liabilities or the average life of certain asset portfolios to specified targets. Interest rate swap agreements are contracts with a counterparty to exchange interest rate payments of a differing character (e.g., fixed-rate payments exchanged for variable-rate payments) based on an underlying principal balance (notional principal). The net differential to be paid or received on interest rate swap agreements and currency rate swap agreements is accrued and recognized as a component of net investment income.

The Company enters into purchased interest rate cap agreements and interest rate floor agreements to manage the interest rate exposure of options that are embedded in certain assets and liabilities. Purchased interest rate cap and floor agreements are contracts with a counterparty which require the payment of a premium for the right to receive payments for the difference between the cap or floor interest rate and a market interest rate on specified future dates based on an underlying principal balance (notional principal). Amounts earned on interest rate cap and floor agreements are recorded as an adjustment to net investment income.

The Company uses equity collar agreements to reduce its equity market exposure with respect to certain common stock investments that the Company holds. A collar consists of a written call option that limits the Company's potential for gain from appreciation in the stock price as well as a purchased put option that limits the Company's potential for loss from a decline in the stock price.

Currency rate swap agreements are used to manage the Company's exposure to foreign exchange rate fluctuations. Currency rate swap agreements are contracts to exchange the currencies of two different countries at the same rate of exchange at specified future dates. The net differential to be paid or received on currency rate swap agreements is accrued and recognized as a component of net investment income.

In 2003 and 2002, the Company recognized net loss of $4.0 million and a net gain of $0.9 million, respectively, related to the ineffective portion of its fair value hedges, and no net gain for either period, related to the portion of the hedging instruments that were excluded from the assessment of hedge effectiveness. Both of these amounts are recorded in net realized investment and other gains and losses. At December 31, 2003, all of the Company's hedged firm commitments qualified as fair value hedges.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 4 -- DERIVATIVES AND HEDGING INSTRUMENTS -- (CONTINUED)

DERIVATIVES NOT DESIGNATED AS HEDGING INSTRUMENTS

The Company enters into interest rate swap agreements, cancelable interest rate swap agreements, total return swaps, interest rate futures contracts, credit default swaps, and interest rate cap and floor agreements to manage exposure to interest rates as described above under Fair Value Hedges without designating the derivatives as hedging instruments.

In addition, the Company uses interest rate floor agreeements to hedge the interest rate risk associated with minimum interest rate guarantees in certain of its life insurance and annuity businesses without designating the derivatives as hedging instruments.

NOTE 5 -- INCOME TAXES

The Company is included in the consolidated federal income tax return of JHFS. The federal income taxes of the Company are allocated on a separate return basis with certain adjustments.

The components of income taxes were as follows:

                                                      YEAR ENDED DECEMBER 31,
                                                     -------------------------
                                                      2003    2002       2001
                                                     ------  --------  -------
                                                          (IN MILLIONS)
Current taxes:
 Federal . . . . . . . . . . . . . . . . . . . . .   $25.2   $ (9.8)    $30.1
 Foreign . . . . . . . . . . . . . . . . . . . . .     0.2     (0.2)       --
                                                     -----   ------     -----
                                                      25.4    (10.0)     30.1
Deferred taxes:
 Federal . . . . . . . . . . . . . . . . . . . . .    30.4     68.4      32.1
                                                     -----   ------     -----
Total income taxes . . . . . . . . . . . . . . . .   $55.8   $ 58.4     $62.2
                                                     =====   ======     =====

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 5 -- INCOME TAXES -- (CONTINUED)

A reconciliation of income taxes computed by applying the federal income tax rate to income before income taxes and the consolidated income tax expense charged to operations follows:

                                                      YEARS ENDED DECEMBER 31,
                                                    ---------------------------
                                                     2003     2002      2001
                                                    -------  -------  ---------
                                                          (IN MILLIONS)
Tax at 35%. . . . . . . . . . . . . . . . . . . .   $59.5    $60.6     $73.0
Add (deduct):
 Equity base tax. . . . . . . . . . . . . . . . .      --       --      (9.0)
 Prior years taxes. . . . . . . . . . . . . . . .     1.2      2.2       2.1
 Tax credits. . . . . . . . . . . . . . . . . . .    (1.5)    (0.8)     (0.4)
 Foreign taxes. . . . . . . . . . . . . . . . . .     0.2      0.2        --
 Tax exempt investment income . . . . . . . . . .    (0.3)    (3.6)     (5.6)
 Other. . . . . . . . . . . . . . . . . . . . . .    (3.3)    (0.2)      2.1
                                                    -----    -----     -----
  Total income taxes. . . . . . . . . . . . . . .   $55.8    $58.4     $62.2
                                                    =====    =====     =====

The significant components of the Company's deferred tax assets and liabilities were as follows:

                                                                 DECEMBER 31,
                                                               ----------------
                                                                2003     2002
                                                               ------  --------
                                                               (IN MILLIONS)
DEFERRED TAX ASSETS:
Policy reserve adjustments . . . . . . . . . . . . . . . . .   $210.5   $250.0
Other employee benefits. . . . . . . . . . . . . . . . . . .     25.5     20.2
Book over tax basis of investments . . . . . . . . . . . . .     12.0     12.0
Other. . . . . . . . . . . . . . . . . . . . . . . . . . . .     12.1       --
                                                               ------   ------
 Total deferred tax assets . . . . . . . . . . . . . . . . .    260.1    282.2
                                                               ------   ------
DEFERRED TAX LIABILITIES:
Deferred policy acquisition costs. . . . . . . . . . . . . .    405.2    419.5
Depreciation . . . . . . . . . . . . . . . . . . . . . . . .      2.3      2.1
Basis in partnerships. . . . . . . . . . . . . . . . . . . .      0.1       --
Market discount on bonds . . . . . . . . . . . . . . . . . .      2.1      2.9
Lease income . . . . . . . . . . . . . . . . . . . . . . . .    102.9     71.5
Unrealized gains . . . . . . . . . . . . . . . . . . . . . .     42.3     12.8
Other. . . . . . . . . . . . . . . . . . . . . . . . . . . .       --     10.6
                                                               ------   ------
 Total deferred tax liabilities. . . . . . . . . . . . . . .    554.9    519.4
                                                               ------   ------
 Net deferred tax liabilities. . . . . . . . . . . . . . . .   $294.8   $237.2
                                                               ======   ======

The Company made income tax payments of $17.7 million and $27.2 million in 2003 and 2002, respectively and received an income tax refund of $32.4 million in 2001.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 6 -- REINSURANCE

The effect of reinsurance on premiums written and earned was as follows:

                                                                              2003               2002               2001
                                                                        -----------------  -----------------  -------------------
                                                                                 PREMIUMS           PREMIUMS            PREMIUMS
                                                                        WRITTEN   EARNED   WRITTEN   EARNED   WRITTEN    EARNED
                                                                        -------  --------  -------  --------  -------  ----------
                                                                                             (IN MILLIONS)
Life Insurance:
Direct. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $160.2   $160.2    $105.3   $105.3    $ 82.0    $ 82.0
Ceded . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    (93.0)   (93.0)    (46.8)   (46.8)    (21.9)    (21.9)
                                                                        ------   ------    ------   ------    ------    ------
Net life insurance premiums . . . . . . . . . . . . . . . . . . . . .   $ 67.2   $ 67.2    $ 58.5   $ 58.5    $ 60.1    $ 60.1
                                                                        ======   ======    ======   ======    ======    ======

For the year ended December 31, 2003, 2002 and 2001, benefits to policyholders under life ceded reinsurance contracts were $8.5 million, $7.9 million and $3.8 million, respectively.

Reinsurance ceded contracts do not relieve the Company from its obligations to policyholders. The Company remains liable to its policyholders for the portion reinsured to the extent that any reinsurer does not meet its obligations for reinsurance ceded to it under the reinsurance agreements. Failure of the reinsurers to honor their obligations could result in losses to the Company; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize its exposure to significant losses from reinsurance insolvencies, the Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk arising from similar characteristics of the reinsurer.

The Company has a modified coinsurance agreement with John Hancock to reinsure 50% of 1994 through 2002 issues of flexible premium variable life insurance and scheduled premium variable life insurance policies. In addition, the Company has a second modified coinsurance agreement with John Hancock to reinsure 50% of the Company's 1995 in-force block and 50% of 1996 and all future issue years of certain retail annuity contracts. For additional detail regarding these agreements, refer to Note 2 -- Related Party Transactions.

NOTE 7 -- COMMITMENTS AND CONTINGENCIES

COMMITMENTS

The Company has extended commitments to purchase fixed maturity investments, other invested assets, preferred and common stock, and issue mortgage loans on real estate totaling $55.3 million, $58.7 million, $8.2 million and $101.7 million, respectively, at December 31, 2003. If funded, loans related to real estate mortgages would be fully collateralized by related properties. The Company monitors the creditworthiness of borrowers under long-term bond commitments and requires collateral as deemed necessary. The estimated fair values of the commitments described above aggregate $229.7 million at December 31, 2003. The majority of these commitments expire in 2004.

CONTINGENCIES

Class Action

During 1997, the Company entered into a court-approved settlement relating to a class action lawsuit involving certain individual life insurance policies sold from 1979 through 1996. In entering into the settlement, the Company specifically denied any wrongdoing. The total reserve held in connection with the settlement to provide for relief to class members and for legal and administrative costs associated with the settlement amounted to $0.7 million and $2.7 million at December 31, 2003 and 2002, respectively. The Company incurred no costs related to the settlement in 2003 or 2002. Costs incurred related to the settlement were $14.1 million in 2001. The estimated reserve is based on a number of factors, including the estimated cost per claim and the estimated costs to administer the claims.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 7 -- COMMITMENTS AND CONTINGENCIES -- (CONTINUED)

Administration of the ADR component of the settlement is substantially complete. Although some uncertainty remains as to the cost of the remaining claims in the final phase (i.e., arbitration) of the ADR process, it is expected that the final cost of the settlement will not differ materially from the amounts presently provided for by the Company.

Other Matters

In the normal course of its business operations, the Company is involved with litigation from time to time with claimants, beneficiaries and others, and a number of litigation matters were pending as of December 31, 2003. It is the opinion of management, after consultation with counsel, that the ultimate liability with respect to these claims, if any, will not materially affect the financial position or results of operations of the Company.

NOTE 8 -- SHAREHOLDER'S EQUITY

(a) Common Stock

The Company was established in 1979 as a stock insurance company with 50,000 shares outstanding, wholly owned by its parent, John Hancock Life Insurance Company. The Company has one class of capital stock, common stock ($50 par value, 50,000 shares authorized).

(b) Accumulated Other Comprehensive Income (Loss)

Changes in accumulated other comprehensive income (loss) for the years indicated are presented below:

                                                                 ACCUMULATED
                                                                    OTHER
                                                                COMPREHENSIVE
                                                               INCOME (LOSSES)
                                                              -----------------
                                                                (IN MILLIONS)
                                                              -----------------
Balance at January 1, 2001. . . . . . . . . . . . . . . . .        $ (2.2)
Gross unrealized gains (losses) (net of deferred income tax
 benefit of $7.2 million) . . . . . . . . . . . . . . . . .          11.8
Reclassification adjustment for gains (losses), realized in
 net income (net of tax
 expense of $1.1 million) . . . . . . . . . . . . . . . . .           2.1
Adjustment to deferred policy acquisition costs and present
 value of future profits
 (net of deferred income tax benefit of $3.2 million) . . .          (6.0)
                                                                   ------
Net unrealized gains (losses) . . . . . . . . . . . . . . .           7.9
Change in accounting principle. . . . . . . . . . . . . . .           7.2
                                                                   ------
Balance at December 31, 2001. . . . . . . . . . . . . . . .        $ 12.9
                                                                   ======
Balance at January 1, 2002. . . . . . . . . . . . . . . . .        $ 12.9
Gross unrealized gains (losses) (net of deferred income tax
 benefit of $12.9 million). . . . . . . . . . . . . . . . .          21.4
Reclassification adjustment for gains (losses), realized in
 net income (net of tax benefit of $0.2 million). . . . . .          (0.4)
Adjustment to deferred policy acquisition costs and present
 value of future profits
 (net of deferred income tax benefit of $6.7 million) . . .         (12.5)
                                                                   ------
Net unrealized gains (losses) . . . . . . . . . . . . . . .           8.5
                                                                   ------
Balance at December 31, 2002. . . . . . . . . . . . . . . .        $ 21.4
                                                                   ======

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 8 -- SHAREHOLDER'S EQUITY -- (CONTINUED)

                                                                 ACCUMULATED
                                                                    OTHER
                                                                COMPREHENSIVE
                                                               INCOME (LOSSES)
                                                              -----------------
                                                                (IN MILLIONS)
                                                              -----------------
Balance at January 1, 2003. . . . . . . . . . . . . . . . .        $ 21.4
Gross unrealized gains (losses) (net of deferred income tax
 expense of $27.4 million). . . . . . . . . . . . . . . . .          52.2
Reclassification adjustment for gains (losses), realized in
 net income (net of tax expense of $10.3 million) . . . . .          19.1
Adjustment to deferred policy acquisition costs and present
 value of future profits (net of deferred income tax benefit
 of $8.2  million). . . . . . . . . . . . . . . . . . . . .         (15.1)
                                                                   ------
Net unrealized gains (losses) . . . . . . . . . . . . . . .          56.2
                                                                   ------
Balance at December 31, 2003. . . . . . . . . . . . . . . .        $ 77.6
                                                                   ======

Net unrealized investment gains (losses), included in the consolidated balance sheet as a component of shareholder's equity, are summarized as follows:

                                                                            2003     2002      2001
                                                                           -------  -------  ---------
                                                                                (IN MILLIONS)
Balance, end of year comprises:
 Unrealized investment gains (losses) on:
  Fixed maturities. . . . . . . . . . . . . . . . . . . . . . . . . . . .  $165.4   $ 62.0    $ 20.6
  Equity investments. . . . . . . . . . . . . . . . . . . . . . . . . . .     2.1      0.8       1.0
  Other . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     1.9     (2.4)      5.2
                                                                           ------   ------    ------
Total . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   169.4     60.4      26.8
Amounts of unrealized investment (gains) losses attributable to:
 Deferred policy acquisition cost and present value of future profits . .   (49.5)   (26.2)     (7.1)
 Deferred federal income taxes. . . . . . . . . . . . . . . . . . . . . .   (42.3)   (12.8)     (6.8)
                                                                           ------   ------    ------
Total . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   (91.8)   (39.0)    (13.9)
                                                                           ------   ------    ------
Net unrealized investment gains (losses)                                   $ 77.6   $ 21.4    $ 12.9
                                                                           ======   ======    ======

(c) Statutory Results

The Company adopted the new codified statutory accounting principles (Codification) effective January 1, 2001. Codification changes prescribe statutory accounting practices and results in changes to the accounting practices that the Company and its domestic life insurance subsidiary use to prepare their statutory-basis financial statements.

The Company and its domestic insurance subsidiary prepare their statutory-basis financial statements in accordance with accounting practices prescribed or permitted by the state of domicile. For the Company, the Commonwealth of Massachusetts only recognizes statutory accounting practices prescribed or permitted by Massachusetts insurance regulations and laws. The National Association of Insurance Commissioners' "Accounting Practices and Procedures" manual (NAIC SAP) has been adopted as a component of prescribed or permitted practices by Massachusetts. The Commissioner of Insurance has the right to permit other specific practices that deviate from prescribed practices.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 8 -- SHAREHOLDER'S EQUITY -- (CONTINUED)

The Company received permission from the Division to continue carrying the administrative rating symbol of Z for a selected group of securities at December 31, 2003. As of March 4, 2004, 89% of the outstanding principal balance of these securities have been rated as by the Securities Valuation Office (SVO), and the remaining balance of these securities have a high probability of being rated in the first quarter of 2004. As a result of this permitted practice, the Company's reported capital and surplus increased by less than 2%.

There were no other permitted practices.

Statutory net income and surplus include the accounts of the Company.

                                                                      2003    2002     2001
                                                                     ------  ------  --------
                                                                         (IN MILLIONS)
Statutory net income . . . . . . . . . . . . . . . . . . . . . . .   $ 82.1  $ 52.7   $  4.0
Statutory surplus. . . . . . . . . . . . . . . . . . . . . . . . .    669.4   589.6    561.0


Massachusetts has enacted laws governing the payment of dividends by insurers. Under Massachusetts insurance law, no insurer may pay any shareholder dividends from any source other than statutory unassigned funds without the prior approval of Massachusetts Commissioner of Insurance. Massachusetts law also limits the dividends an insurer may pay in any twelve month period, without the prior permission of the Commonwealth of Massachusetts Insurance Commissioner, to the greater of (i) 10% of its statutory policyholders' surplus as of the preceding December 31 or (ii) the individual company's statutory net gain from operations for the preceding calendar year, if such insurer is a life company.

NOTE 9 -- SEGMENT INFORMATION

The Company's reportable segments are strategic business units offering different products and services. The reportable segments are managed separately, as they focus on different products, markets or distribution channels.

PROTECTION SEGMENT. Offers a variety of individual life insurance, including participating whole life, term life, universal life and variable life insurance. Products are distributed through multiple distribution channels, including insurance agents and brokers and alternative distribution channels that include banks, financial planners, direct marketing and the Internet.

ASSET GATHERING SEGMENT. Offers individual fixed and variable annuities. This segment distributes its products through distribution channels including insurance agents and brokers affiliated with the Company, securities brokerage firms, financial planners, and banks.

The accounting policies of the segments are the same as those described in the summary of significant accounting policies. Allocations of net investment income are based on the amount of assets allocated to each segment. Other costs and operating expenses are allocated to each segment based on a review of the nature of such costs, cost allocations utilizing time studies, and other relevant allocation methodologies.

Management of the Company evaluates performance based on segment after-tax operating income, which excludes the effect of net realized investment and other gains (losses) and unusual or non-recurring events and transactions. Segment after-tax operating income is determined by adjusting GAAP net income for net realized investment and other gains (losses), including gains and losses on disposals of businesses and certain other items which management believes are not indicative of overall operating trends. While these items may be significant components in understanding and assessing the Company's financial performance, management believes that the presentation of after-tax operating income enhances its understanding of the Company's results of operations by highlighting net income attributable to the normal, recurring operations of the business.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 9 -- SEGMENT INFORMATION -- (CONTINUED)

Amounts reported as segment adjustments in the tables below primarily relate to:
(i) certain net realized investment and other gains (losses), net of related amortization adjustment for deferred policy acquisition costs; (ii) benefits to policyholders and expenses incurred relating to the settlement of a class action lawsuit against the Company involving certain individual life insurance policies sold from 1979 through 1996; (iii) restructuring costs related to our distribution systems and retail operations; (iv) the surplus tax on mutual life insurance companies that was allocated by John Hancock to the Company; (v) a charge for certain one time costs associated with John Hancock's demutualization process; and (vi) cumulative effect of an accounting change.

The following table summarizes selected financial information by segment for the year ended or as of December 31 and reconciles segment revenues and segment after-tax operating income to amounts reported in the consolidated statements of income:

                                                           ASSET
YEAR ENDED DECEMBER 31, 2003                 PROTECTION  GATHERING   CONSOLIDATED
----------------------------------------     ----------  ---------  --------------
                                                        (IN MILLIONS)
REVENUES:
Revenue from external customers . . . . . .  $   408.8   $   26.3     $   435.1
Net investment income . . . . . . . . . . .      302.8       13.5         316.3
                                             ---------   --------     ---------
Segment revenues. . . . . . . . . . . . . .      711.6       39.8         751.4
Net realized investment and other gains
 (losses) . . . . . . . . . . . . . . . . .      (27.0)       2.2         (24.8)
                                             ---------   --------     ---------
Revenues. . . . . . . . . . . . . . . . . .      684.6       42.0         726.6
                                             =========   ========     =========
NET INCOME:
Segment after-tax operating income. . . . .      128.8        1.5         130.3
Net realized investment and other gains
 (losses) . . . . . . . . . . . . . . . . .      (17.5)       1.4         (16.1)
Cumulative effect of accounting change,
 net of tax . . . . . . . . . . . . . . . .       (6.2)      (0.3)         (6.5)
                                             ---------   --------     ---------
Net income. . . . . . . . . . . . . . . . .      105.1        2.6         107.7
                                             =========   ========     =========
SUPPLEMENTAL INFORMATION:
Equity in net income of investees
 accounted for by the equity method . . . .        8.6        0.2           8.8
Carrying value of investments accounted
 for by the equity method . . . . . . . . .      103.1        7.4         110.5
Amortization of deferred policy
 acquisition costs. . . . . . . . . . . . .       90.1       14.7         104.8
Income tax expense. . . . . . . . . . . . .       55.3        0.5          55.8
Segment assets. . . . . . . . . . . . . . .   12,256.6    1,638.8      13,895.4
NET REALIZED INVESTMENT AND OTHER GAINS
 (LOSSES) DATA:
Net realized investment and other gains
 (losses) . . . . . . . . . . . . . . . . .      (34.0)       3.8         (30.2)
Less amortization of deferred policy
 acquisition costs related to net
 realized investment and other gains
 (losses) . . . . . . . . . . . . . . . . .        7.0       (1.6)          5.4
                                             ---------   --------     ---------
Net realized investment and other gains
 (losses), net of related amortization
 of deferred policy acquisition costs --
 per consolidated financial statements. . .      (27.0)       2.2         (24.8)
Less income tax effect. . . . . . . . . . .        9.5       (0.8)          8.7
                                             ---------   --------     ---------
Net realized investment and other gains
 (losses), net-after-tax adjustment made
 to calculate segment operating income. . .  $   (17.5)  $    1.4     $   (16.1)
                                             =========   ========     =========

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 9 -- SEGMENT INFORMATION -- (CONTINUED)

                                                          ASSET
YEAR ENDED DECEMBER 31, 2002                PROTECTION  GATHERING   CONSOLIDATED
------------------------------------------  ----------  ---------  --------------
                                                       (IN MILLIONS)
REVENUES:
Revenue from external customers . . . . .   $   384.2   $   31.6     $   415.8
Net investment income . . . . . . . . . .       266.8        3.3         270.1
                                            ---------   --------     ---------
Segment revenues. . . . . . . . . . . . .   $   651.0   $   34.9     $   685.9
Net realized investment and other gains
 (losses) . . . . . . . . . . . . . . . .       (20.4)      (0.4)        (20.8)
                                            ---------   --------     ---------
Revenues. . . . . . . . . . . . . . . . .   $   630.6   $   34.5     $   665.1
                                            =========   ========     =========
NET INCOME:
Segment after-tax operating income. . . .       140.2       (8.1)        132.1
Net realized investment and other gains
 (losses) . . . . . . . . . . . . . . . .       (12.9)      (0.2)        (13.1)
Class action lawsuit. . . . . . . . . . .        (4.5)        --          (4.5)
Restructuring charges . . . . . . . . . .         0.3         --           0.3
                                            ---------   --------     ---------
Net income. . . . . . . . . . . . . . . .   $   123.1   $   (8.3)    $   114.8
                                            =========   ========     =========
SUPPLEMENTAL INFORMATION:
Equity in net income of investees
 accounted for by the equity method . . .   $     4.2   $     --     $     4.2
Carrying value of investments accounted
 for by the equity method . . . . . . . .        50.1        1.7          51.8
Amortization of deferred policy
 acquisition costs. . . . . . . . . . . .        28.8       31.2          60.0
Income tax expense. . . . . . . . . . . .        65.3       (6.9)         58.4
Segment assets. . . . . . . . . . . . . .   $10,325.3   $1,516.2     $11,841.5
NET REALIZED INVESTMENT AND OTHER GAINS
 (LOSSES) DATA:
Net realized investment and other gains
 (losses) . . . . . . . . . . . . . . . .   $   (27.9)  $   (0.4)    $   (28.3)
Less amortization of deferred policy
 acquisition costs related to net realized
 investment and other gains (losses). . .         7.5         --           7.5
                                            ---------   --------     ---------
Net realized investment and other gains
 (losses), net of related amortization of
 deferred policy acquisition costs -- per
 consolidated financial statements. . . .       (20.4)      (0.4)        (20.8)
Less income tax effect. . . . . . . . . .         7.5        0.2           7.7
                                            ---------   --------     ---------
Net realized investment and other gains
 (losses), net-after-tax adjustment made
 to calculate segment operating income. .   $   (12.9)  $   (0.2)    $   (13.1)
                                            =========   ========     =========

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 9 -- SEGMENT INFORMATION -- (CONTINUED)

                                                          ASSET
YEAR ENDED DECEMBER 31, 2001                PROTECTION  GATHERING   CONSOLIDATED
------------------------------------------  ----------  ---------  --------------
                                                       (IN MILLIONS)
REVENUES:
Revenues from external customers. . . . .   $  385.1    $   64.4     $   449.5
Net investment income . . . . . . . . . .      229.2        (2.2)        227.0
                                            --------    --------     ---------
Segment revenues. . . . . . . . . . . . .   $  614.3    $   62.2     $   676.5
Net realized investment and other gains
 (losses) . . . . . . . . . . . . . . . .       (9.0)         --          (9.0)
                                            --------    --------     ---------
Revenues. . . . . . . . . . . . . . . . .   $  605.3    $   62.2     $   667.5
                                            ========    ========     =========
NET INCOME:
Segment after-tax operating income. . . .   $  130.0    $   22.2     $   152.2
Net realized investment and other gains
 (losses) . . . . . . . . . . . . . . . .       (5.6)         --          (5.6)
Surplus tax . . . . . . . . . . . . . . .        9.1          --           9.1
Class action lawsuit. . . . . . . . . . .       (9.2)         --          (9.2)
Cumulative effect of accounting change,
 net of tax . . . . . . . . . . . . . . .       (1.6)         --          (1.6)
                                            --------    --------     ---------
Net income. . . . . . . . . . . . . . . .   $  122.7    $   22.2     $   144.9
                                            ========    ========     =========
SUPPLEMENTAL INFORMATION:
Equity in net income of investees
 accounted for by the equity method . . .   $    2.7          --     $     2.7
Carrying value of investments accounted
 for by the equity method . . . . . . . .       27.7          --          27.7
Amortization of deferred policy
 acquisition costs. . . . . . . . . . . .       46.6    $   20.5          67.1
Income tax expense. . . . . . . . . . . .       54.8         7.4          62.2
Segment assets. . . . . . . . . . . . . .   $9,995.5    $1,717.7     $11,713.2
NET REALIZED INVESTMENT AND OTHER GAINS
 (LOSSES) DATA:
Net realized investment and other gains
 (losses) . . . . . . . . . . . . . . . .   $  (10.5)         --     $   (10.5)
Less amortization of deferred policy
 acquisition costs related to net realized
 investment and other gains (losses). . .        1.5          --           1.5
                                            --------    --------     ---------
Net realized investment and other gains
 (losses), net of related amortization of
 deferred policy acquisition costs -- per
 consolidated financial statements. . . .       (9.0)         --          (9.0)
Less income tax effect. . . . . . . . . .        3.4          --           3.4
                                            --------    --------     ---------
Net realized investment and other gains
 (losses), net-after-tax adjustment made
 to calculate segment operating income. .   $   (5.6)         --     $    (5.6)
                                            ========    ========     =========

The Company operates only in the United States. The Company has no reportable major customers and revenues are attributed to countries based on the location of customers.

NOTE 10 -- FAIR VALUE OF FINANCIAL INSTRUMENTS

The following discussion outlines the methodologies and assumptions used to determine the fair value of the Company's financial instruments. The aggregate fair value amounts presented below do not represent the underlying value of the Company and, accordingly, care should be exercised in drawing conclusions about the Company's business or financial condition based on the fair value information presented below.

The following methods and assumptions were used by the Company to determine the fair values of its financial instruments:

  The fair value for equity securities is based on quoted market prices.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 10 -- FAIR VALUE OF FINANCIAL INSTRUMENTS -- (CONTINUED)

  The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses using interest rates adjusted to reflect the credit characteristics of the loans. Mortgage loans with similar characteristics and credit risks are aggregated into qualitative categories for purposes of the fair value calculations. Fair values for impaired mortgage loans are measured based either on the present value of expected future cash flows discounted at the loan's effective interest rate or the fair value of the underlying collateral for loans that are collateral dependent.

  The carrying values for policy loans, short-term investments, and cash and cash equivalents approximates their respective fair values.

  The fair value for fixed-rate deferred annuities is the account value adjusted for current market interest rates. Fair values for immediate annuities without life contingencies and supplementary contracts without life contingencies are estimated based on discounted cash flow calculations using current market rates.

  The Company's derivatives include futures contracts, interest rate swap, cap and floor agreements, swaptions, currency rate swap agreements and equity collar agreements. Fair values for these contracts are based on current settlement values. These values are based on quoted market prices for the financial futures contracts and brokerage quotes that utilize pricing models or formulas using current assumptions for all swaps and other agreements.

  The fair value for commitments approximates the amount of the outstanding commitment.

The following tables present the carrying amounts and fair values of the Company's financial instruments:

                                                    DECEMBER 31,
                                       -----------------------------------------
                                              2003                2002
                                       ------------------  ---------------------
                                       CARRYING    FAIR    CARRYING     FAIR
                                        VALUE     VALUE     VALUE      VALUE
                                       --------  --------  --------  -----------
                                                   (IN MILLIONS)
ASSETS:
Fixed maturities:
 Held-to-maturity. . . . . . . . . .   $   78.7  $   78.8  $   83.8   $   83.3
 Available-for-sale. . . . . . . . .    3,786.9   3,786.9   3,011.3    3,011.3
Equity securities:
 Available-for-sale. . . . . . . . .       41.7      41.7      11.9       11.9
Mortgage loans on real estate. . . .      883.0     943.4     668.4      718.8
Policy loans . . . . . . . . . . . .      370.9     370.9     359.4      359.4
Short-term investments . . . . . . .       10.1      10.1       0.1        0.1
Cash and cash equivalents. . . . . .       67.7      67.7     202.9      202.9
Derivatives:
 Interest rate swap agreements . . .        4.4       4.4       3.7        3.7
 Interest rate cap agreements. . . .        1.1       1.1       1.4        1.4
 Interest rate floor agreements. . .       12.6      12.6      14.2       14.2
 Equity collar agreements. . . . . .        0.1       0.1       0.3        0.3
LIABILITIES:
Fixed rate deferred and immediate
 annuities . . . . . . . . . . . . .   $  276.6  $  281.1  $  203.6   $  186.7
Derivatives:
 Interest rate swap agreements . . .       54.8      54.8      59.0       59.0
Commitments. . . . . . . . . . . . .         --     229.7        --       93.3

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 11 -- VALUE OF BUSINESS ACQUIRED

The Company's purchased intangible assets include the value of business acquired
(VOBA). The present value of estimated future profits of insurance policies in force related to businesses acquired is recorded as VOBA.

The following tables set forth certain summarized financial information relating to the Company's VOBA as of the dates and periods indicated.

                                                                                ACCUMULATED
                                                             GROSS CARRYING    AMORTIZATION       NET CARRYING
                                                                AMOUNT       AND OTHER CHANGES      AMOUNT
                                                            ---------------  -----------------  ---------------
                                                                              (IN MILLIONS)
DECEMBER 31, 2003
Amortizable intangible assets:
 VOBA . . . . . . . . . . . . . . . . . . . . . . . . . .        $25.0            $(22.7)            $2.3
DECEMBER 31, 2002
Amortizable intangible assets:
 VOBA . . . . . . . . . . . . . . . . . . . . . . . . . .         25.0             (19.0)             6.0

                                                            FOR THE YEARS ENDED DECEMBER 31,
                                                          ------------------------------------
                                                             2003        2002         2001
                                                          ----------  ----------  ------------
                                                                    (IN MILLIONS)
AGGREGATE AMORTIZATION EXPENSE
VOBA amortization, net of tax of $0.3
 million,  $0.4 million and $0.6 million . . . . . . . .     $0.6        $0.7         $1.0

                                                                                   TAX EFFECT     NET EXPENSE
                                                                                  -------------  -------------
ESTIMATED FUTURE AGGREGATE AMORTIZATION EXPENSE FOR THE YEARS ENDED DECEMBER 31,        (IN MILLIONS)
2004. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             0.2           0.4
2005. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             0.2           0.4
2006. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             0.2           0.4
2007. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             0.2           0.4
2008. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             0.2           0.4

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 11 -- VALUE OF BUSINESS ACQUIRED -- (CONTINUED)

The changes in the carrying value of VOBA, presented for each business segment, for the periods indicated, are as follows:

                                                        ASSET
                                          PROTECTION  GATHERING   CONSOLIDATED
                                          ----------  ---------  --------------
                                                     (IN MILLIONS)
VOBA balance at January 1, 2002 . . . .     $ 7.2         --         $ 7.2
Amortization and other changes during
 2002:
 Amortization . . . . . . . . . . . . .      (1.1)        --          (1.1)
 Adjustment to unrealized gains on
  securities available-for-sale . . . .      (0.1)        --          (0.1)
                                            -----                    -----
VOBA balance at December 31, 2002 . . .     $ 6.0         --         $ 6.0
                                            =====                    =====

                                                        ASSET
                                          PROTECTION  GATHERING   CONSOLIDATED
                                          ----------  ---------  --------------
                                                     (IN MILLIONS)
VOBA balance at January 1, 2003 . . . .     $ 6.0         --         $ 6.0
Amortization and other changes during
 2003:
Amortization. . . . . . . . . . . . . .      (0.9)        --          (0.9)
Adjustment to unrealized gains on
 securities available-for-sale. . . . .      (2.8)        --          (2.8)
                                            -----                    -----
VOBA balance at December 31, 2003 . . .     $ 2.3         --         $ 2.3
                                            =====                    =====

                           NOTICE TO EXISTING OWNERS
                           -------------------------



  Prospectuses for policies or contracts often undergo certain changes in their terms from year to year to reflect changes in the policies or contracts. The changes include such things as the liberalization of benefits, the exercise of rights reserved under the policy or contract and the alteration of administrative procedures. Any such change may or may not apply to policies or
                                                ----------
contracts issued prior to the effective date of the change. This product prospectus reflects the status of the product as of May 1, 2004. Therefore, this prospectus may contain information that is inapplicable to your policy or contract. You should consult your policy or contract to verify whether any particular provision applies to you. In the event of any conflict between this prospectus and your policy or contract, the terms of your policy or contract will control.


Evergreen Sup 1 (4/04)

                            PART C. OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS.

(A)  FINANCIAL STATEMENTS.

1.        Condensed Financial Information. (Part A)

2. Statement of Assets and Liabilities, John Hancock Variable Annuity Account JF. (Part B)

3.        Statement of Operations, John Hancock Variable Annuity Account JF.
          (Part B)

4. Statement of Changes in Net Assets, John Hancock Variable Annuity Account JF. (Part B)

5. Notes to Financial Statements, John Hancock Variable Annuity Account JF. (Part B)

6. Consolidated Balance Sheets, John Hancock Variable Life Insurance Company. (Part B)

7. Consolidated Statements of Income, John Hancock Variable Life Insurance Company. (Part B)

8. Consolidated Statements of Changes in Shareholder's Equity and Comprehensive Income, John Hancock Variable Life Insurance Company. (Part B)

9. Consolidated Statement of Cash Flows, John Hancock Variable Life Insurance Company. (Part B)

10. Notes to Consolidated Financial Statements, John Hancock Variable Life Insurance Company. (Part B)

(B)  EXHIBITS:

1. John Hancock Variable Life Insurance Company Board Resolution establishing the John Hancock Variable Annuity Account JF, dated November 13, 1995, is incorporated by reference by the Registrant, as filed on December 12, 1995.

2.        Not Applicable.

3. (a) Form of Distribution and Servicing Agreement by Signator Investors, Inc. (formerly known as "John Hancock Distributors, Inc."), John Hancock Life Insurance Company (formerly known as "John Hancock Mutual Life Insurance Company"), and John Hancock Variable Life Insurance Company, incorporated by reference from Pre-Effective Amendment No. 2 to Form S-6 Registration Statement for John Hancock Variable Life Account S (File No. 333-15075) filed April 23, 1997.

     (b) Specimen Variable Contracts Selling Agreement between Signator Investors, Inc., and selling broker-dealers, incorporated by reference to Post-Effective Amendment Number 5 to File 333-16949, filed on Form N-4 on November 17, 2000.

4. (a) Form of group deferred combination fixed and variable annuity contract and certificate Filed to this File on July 16, 1996.

     (b) Form of nursing home waiver of CDSL rider, previously included in the Registration Statement to File 33-64947 filed on December 12, 1995.

     (c) Form of one year stepped-up death benefit rider, previously included in the Registration Statement to File No. 33-64947 filed on December 12, 1995.

     (d) Form of accidental death benefit rider, previously included in the Registration Statement to File No. 33-64947 filed on December 12, 1995.

5. Form of contract application, previously filed included in the Registration Statement to File No. 33-64947 filed on December 12, 1995.

6. (a) JHVLICO Certificate of Incorporation is incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement of
          File No. 33-79108, filed January 11, 1996.

     (b) JHVLICO By-laws is incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement of File No. 33-79108, filed January 11, 1996.

7.        Not Applicable.

8.        Not Applicable

9. Opinion and Consent of Counsel, incorporated by reference to Registrant's Pre-Effective Amendment No. 1, filed with the Commission on July 16, 1996.

10.  (a)  Representation of counsel, filed herewith.

     (b)  Consent of independent auditors, filed herewith.

     (c) Powers of Attorney for Michele G. Van Leer, Ronald J. Bocage, Todd G. Engelsen, Bruce M. Jones, Barbara L. Luddy, Daniel L. Ouellette, Robert R. Reitano and Paul Strong, are incorporated by reference from Post-Effective Amendment No. 6 to File 33-64945, filed on April 16, 2002. Powers of Attorney for Michael A. Bell and Dec Mullarkey, are incorporated by reference from Post-Effective Amendment No. 5 to File No. 333-76660, filed on October 11, 2002.

11.       Not Applicable.

12.       Not Applicable.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR at the time of filing.

Directors                                  Positions with the Depositor
---------------------------------------    -------------------------------------
Michael A. Bell                            Chairman of the Board
Michele G. Van Leer                        Vice Chairman of the Board and
                                           President
Ronald J. Bocage                           Director, Vice President and Counsel
Todd G. Engelsen                           Director and Vice President
Barbara L. Luddy                           Director, Vice President and Actuary
Dec Mullarkey                              Director and Vice President
Daniel L. Ouellette                        Director and Vice President
Robert R. Reitano                          Director, Vice President and Chief
                                           Investment Officer
Paul J. Strong                             Director, Vice President and
                                           Illustration Actuary

Executive Officers Other Than Directors
---------------------------------------
Peter Scavongelli                          Secretary
Julie H. Indge                             Treasurer
Barbara L. Luddy                           Vice President & Actuary
Rosalie M. Calabraro                       Assistant Secretary
Stephen J. Blewitt                         Vice President - Investment
George H. Braun                            Vice President - Investment
Diane M. Crisileo                          Vice President - Investment
Willma H. Davis                            Vice President - Investment
Mark W. Davis                              Vice President - Investment
Paul F. Hahesy                             Vice President - Investment
Scott S. Hartz                             Vice President - Investment
David Henderson                            Vice President - Investment
E. Kendall Hines, Jr.                      Vice President - Investment
Deborah H. McAneny                         Vice President - Investment
William McPadden                           Vice President - Investment
C. Bruce Metzler                           Vice President - Investment
Barry Nectow                               Vice President - Investment
Phillip J. Peters                          Vice President - Investment
Steven Mark Ray                            Vice President - Investment
Klaus O. Shigley                           Vice President - Appointed Actuary
Barry E. Welch                             Vice President - Investment
Antony P. Wood                             Vice President - Investment
Earl Baucom                                Controller
Patrick Gill                               Assistant Controller
Paula M. Pashko                            Assistant Controller
Kevin J. McWilliams                        Assistant Treasurer
Peter S. Mitsopoulos                       Assistant Treasurer

All of the above-named officers and directors can be contacted at the following business address: John Hancock Variable Life Insurance Company, John Hancock Place, P.O. Box 111, Boston, MA 02117.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

Registrant is a separate account of JHVLICO, operated as a unit investment trust. Registrant supports benefits payable under JHVLICO's variable annuity contracts by investing assets allocated to various investment options in shares of John Hancock Variable Series Trust I (the "Trust"), which is a "series" type of mutual fund registered under the Investment Company Act of 1940 (the "Act") as an open-end management investment company. The Registrant and other separate accounts of John Hancock and JHVLICO own controlling interests of the Trust's outstanding shares. The purchasers of variable annuity and variable life insurance contracts, in connection with which the Trust is used, will have the opportunity to instruct John Hancock and JHVLICO with respect to the voting of the shares of the Series Fund held by Registrant as to certain matters. Subject to the voting instructions, JHVLICO directly controls Registrant.

The Depositor is controlled by John Hancock Financial Services, Inc. ("JHFS"). A list of persons controlled by JHFS is incorporated by reference to Exhibit 21.1 from the Annual Report filed on Form 10-K of File No. 1-15607, filed on March 15, 2004.

On the effective date of this Amendment to the Registration Statement, JHFS and its subsidiaries are controlled by Manulife Financial Corporation ("MFS"). A list of other persons controlled by MFS as of December 31, 2003 appears below:

                                                                               % of    Jurisdiction of
Affiliate                                                                     Equity    Incorporation
---------------------------------------------------------------------------   ------   ----------------
Manulife Financial Corporation                                                100
                                                                                       Canada
   Jupiter Merger Corporation                                                 100
                                                                                       Delaware
   The Manufacturers Life Insurance Company                                   100
                                                                                       Canada
      Manulife Bank of Canada                                                 100      Canada
      Manulife Financial Services Inc.                                        100      Canada
      Manulife Securities International Ltd.                                  100      Canada
      Enterprise Capital Management Inc.                                       20      Ontario
      Cantay Holdings Inc.                                                    100      Ontario
      FNA Financial Inc.                                                      100      Canada
         Elliot & Page Limited                                                100      Ontario
      NAL Resources Limited                                                   100      Alberta
      3550435 Canada Inc.                                                     100      Canada
         MFC Insurance Company Limited                                        100      Canada
         FCM Holdings Inc.                                                    100      Philippines
      Manulife Canada Ltd.                                                    100      Canada
      1293319 Ontario Inc.                                                    100      Ontario
      3426505 Canada Inc.                                                     100      Canada
      Canaccord Holdings Ltd.                                                  12.82   British Columbia
      Manulife International Capital Corporation Limited                      100      Ontario
         Golf Town Canada Inc.                                                 43.43   Canada
         Regional Power Inc.                                                   80      Canada
                                                                               50      Philippines
                          Addalam Power Corporation/1/
         Avotus Corp.                                                          10.36   Canada
      First North American Insurance Company                                  100      Canada
      JLOC Holding Company                                                     30      Cayman Islands
      Opportunity Finance Company                                              30      Cayman Islands
      Resolute Energy Inc.                                                     11.62   Alberta
      Seamark Asset Management Ltd.                                            35.01   Canada
      NAL Resources Management Limited                                        100      Canada
         1050906 Alberta Ltd.                                                 100      Alberta
      PK Liquidating Company II, LLC                                           18      Delaware
      PK Liquidating Company I, LLC                                            18.66   Delaware
      Micro Optics Design Corporation                                          17.69   Nevada
      Innova LifeSciences Corporation                                          15.6    Ontario
      2015401 Ontario Inc.                                                    100      Ontario
      2015500 Ontario Inc.                                                    100      Ontario
      MFC Global Investment Management (U.S.A.) Limited                       100      Canada
      Cavalier Cable, Inc./2/                                                  78      Delaware
      2024385 Ontario Inc.                                                    100      Ontario
      NALC Holdings Inc./3/                                                    50      Ontario
      Manulife Holdings (Alberta) Limited                                     100      Alberta
         Manulife Holdings (Delaware) LLC                                     100      Delaware
            The Manufacturers Investment Corporation                          100      Michigan
               Manulife Reinsurance Limited                                    100     Bermuda
                  Manulife Reinsurance (Bermuda) Limited                       100     Bermuda
               The Manufacturers Life Insurance Company (U.S.A.)              100      Michigan
                                                                              100      Colorado
                  ManuLife Service Corporation
                  Manulife Financial Securities LLC                           100      Delaware
                  Manufacturers Securities Services, LLC/4/                    60      Delaware
                  The Manufacturers Life Insurance Company of New York        100      New York
                  The Manufacturers Life Insurance Company of America         100      Michigan
                                                                               15.41   Delaware
                  Aegis Analytic Corporation
                  Manulife Property Management of Washington, D.C.,
                  Inc.                                                        100      Wash., D.C.
                  ESLS Investment Limited, LLC                                 25      Ohio
                  Polymerix Corporation                                       11.4     Delaware
                  Ennal, Inc.                                                 100      Delaware
                  Avon Long Term Care Leaders LLC                             100      Delaware
                  TissueInformatics Inc.                                       14.71   Delaware
                  Ironside Venture Partners I LLC                             100      Delaware
                     NewRiver Investor Communications Inc.                     11.29   Delaware
                  Ironside Venture Partners II LLC                            100      Delaware
                  Flex Holding, LLC                                            27.7    Delaware
                     Flex Leasing I, LLC                                       99.99   Delaware
                  Manulife Leasing Co., LLC                                    80
                                                                                       Delaware
                  Dover Leasing Investments, LLC                               99      Delaware
                  MCC Asset Management, Inc.                                  100      Delaware
      MFC Global Fund Management (Europe) Limited                             100      England

                                                                               % of    Jurisdiction of
Affiliate                                                                     Equity    Incorporation
---------------------------------------------------------------------------   ------   ----------------
         MFC Global Investment Management (Europe) Limited                    100      England
      WT (SW) Properties Ltd.                                                 100      England
      Manulife Europe Ruckversicherungs-Aktiengesellschaft                    100      Germany
      Manulife International Holdings Limited                                 100      Bermuda
         Manulife Provident Funds Trust Company Limited                       100      Hong Kong
         Manulife Asset Management (Asia) Limited                             100      Barbados
            P.T. Manulife Aset Manajemen Indonesia                             85      Indonesia
            Manulife Asset Management (Hong Kong) Limited                     100      Hong Kong
         Manulife (International) Limited                                     100      Bermuda
            Manulife-Sinochem Life Insurance Co. Ltd.                          51      China
            The Manufacturers (Pacific Asia) Insurance Company
             Limited                                                          100      Hong Kong
                                                                              100      Hong Kong
                        Manulife Consultants Limited
                                                                              100      Hong Kong
                        Manulife Financial Shareholdings Limited
            Manulife Financial Management Limited                             100      Hong Kong
            Manulife Financial Group Limited                                  100      Hong Kong
            Manulife Financial Investment Limited                             100      Hong Kong
      Manulife (Vietnam) Limited                                              100      Vietnam
      The Manufacturers Life Insurance Co. (Phils.), Inc.                     100      Philippines
         FCM Plans, Inc.                                                      100      Philippines
         Manulife Financial Plans, Inc.                                       100      Philippines
      P.T. Asuransi Jiwa Manulife Indonesia                                    71      Indonesia
         P.T. Buanadaya Sarana Informatika                                    100      Indonesia
                                                                              100      Indonesia
                  P.T. Asuransi Jiwa Arta Mandiri Prima
                                                                              100      Indonesia
                  P.T. Zurich Life Insurance Company
                                                                              100      Indonesia
                  P.T. ING Life Insurance Indonesia
      Manulife (Singapore) Pte. Ltd.                                          100      Singapore
      Manulife Holdings (Bermuda) Limited                                     100      Bermuda
            Manulife Management Services Ltd.                                 100      Barbados
            Manufacturers P&C Limited                                         100      Barbados
                                                                              100      Barbados
                     Manufacturers Life Reinsurance Limited
      Manulife European Holdings 2003 (Alberta) Limited                       100      Alberta
         Manulife European Investments (Alberta) Limited                      100      Alberta
            Manulife Hungary Holdings Limited/5/                               99      Hungary
      MLI Resources Inc.                                                      100      Alberta
         Manulife Life Insurance Company/6/                                    35      Japan
         Manulife Century Investments (Bermuda) Limited                       100      Bermuda
            Manulife Century Investments (Luxembourg) S.A.                    100      Luxembourg
               Manulife Century Investments (Netherlands) B.V.                100      Netherlands
                  Daihyaku Manulife Holdings (Bermuda) Limited                100      Bermuda
                  Manulife Century Holdings (Netherlands) B.V.                100      Netherlands
                     Kyoritsu Confirm Co., Ltd./7/                             90.9    Japan
                     Manulife Premium Collection Co., Ltd./8/                  57      Japan
                     Y.K. Manulife Properties Japan                           100      Japan
      Manulife Holdings (Hong Kong) Limited                                   100      Hong Kong
                                                                              100      Malaysia
      Manulife (Malaysia) SDN.BHD.
                                                                              100      Hong Kong
      Manulife Financial Systems (Hong Kong) Limited
      Manulife Data Services Inc.                                             100      Barbados

/1/  Inactive subsidiaries are noted in italics.
/2/ 22% of Cavalier Cable, Inc. is owned by The Manufacturers Life Insurance Company (U.S.A.).
/3/  50% of NALC Holdings Inc. is owned by 2015500 Ontario Inc.
/4/ 40% of Manufacturers Securities Services, LLC is owned by The Manufacturers Life Insurance Company of New York.
/5/ 1% of Manulife Hungary Holdings Limited is owned by MLI Resources Inc. /6/ 32.6% of Manulife Life Insurance Company is owned by Manulife Century
     Investments (Netherlands) B.V. and 32.4% is owned by Manulife Century Holdings (Netherlands) B.V.
/7/ 9.1% of Kyoritsu Confirm Co., Ltd. is owned by Manulife Life Insurance Company.
/8/ 33% of Manulife Premium Collection Co., Ltd. is owned by Manulife Century Holdings (Netherlands) B.V. and 10% by Manulife Life Insurance Company.

ITEM 27.  NUMBER OF CONTRACT OWNERS

Registrant had 7,729 Contract Owners as of March 1, 2004.

ITEM 28.  INDEMNIFICATION

Pursuant to Article X of the Company's By-Laws and Section 67 of the Massachusetts Business Corporation Law, the Company indemnifies each director, former director, officer, and former officer, and his heirs and legal representatives from liability incurred or imposed in connection with any legal action in which he may be involved by reason of any alleged act or omission as an officer or a director of the Company.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Securities Act") may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that, in the opinion of the Commission, such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

(a) Signator Investors, Inc. is the principal underwriter for the Fund, John Hancock Variable Annuity Accounts, I, JF, U, V, and H, and John Hancock Variable Life Accounts S, U, V, and UV.

(b)  OFFICERS / DIRECTORS of SIGNATOR INVESTORS, INC. at the time of filing.

     NAME                       TITLE
     ----------------------     ----------------------------------
     James M. Morris, II        Chairman, CEO and Director
     Wendy A. Benson            President, COO and Director
     Jude A. Curtis             Executive Vice President Director
     Katherine P. Klingler      Vice President
     Richard A. Brown           Treasurer
     Grant D. Ward              Secretary/Clerk
     Michael A. Bell            Director
     Wayne A. Budd              Director
     Ronald J. McHugh           Director
     Daniel L. Ouellette        Director
     William H. Palmer          Director
     Francis J. Taft            Director

     ----------
     All of the above-named officers and directors can be contacted at the following business address: Signator Investors, Inc., 197 Clarendon Street, C-8-8, Boston, MA 02117.

(c) The information under "Distribution" in the statement of additional information, forming a part of this registration statement, is incorporated herein by reference.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

The following entities prepare, maintain, and preserve the records required by
Section 31 (a) of the Act for the Registrant through written agreements between the parties to the effect that such services will be provided to the Registrant for such periods prescribed by the Rules and Regulations of the Commission under the Act and such records will be surrendered promptly on request:

Signator Investors, Inc., John Hancock Place, Boston, Massachusetts 02117, serves as Registrant's distributor and principal underwriter, and, in such capacities, keeps records regarding shareholders account records, cancelled stock certificates. JHVLICO (at the same address), in its capacity as Registrant's depositor, and John Hancock (at the same address), in its capacities as Registrant's investment adviser, transfer agent, keep all other records required by Section 31 (a) of the Act.

ITEM 31.  MANAGEMENT SERVICES

Not applicable.

ITEM 32.  UNDERTAKINGS

(a) Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant hereby undertakes to include as part of any application to purchase a Contract offered by the prospectus a space that an applicant can check to request a Statement of Additional Information, or to provide a toll-free telephone number that applicants may call for this purpose.

(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under Form N-4 promptly upon written or oral request.

(d) Registrant represents that, in connection with the sale of the Contracts offered pursuant to this Registration Statement, it has complied with the conditions of the SEC no-action letter regarding the purchase of variable annuity contracts under retirement plans meeting the requirements of
     Section 403(b) of the Internal Revenue Code (American Council of Life Insurance (pub. avail. Nov. 28, 1988)). Specifically, Registrant (1) has included appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in the prospectus; (2) will include appropriate disclosure regarding the redemption restrictions imposed by
     Section 403(b)(11) in any sales literature used in connection with the offer of the Contracts; (3) will instruct sales representatives specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of potential plan participants; and (4) will obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (a) the restrictions on redemptions imposed by Section 403(b)(11) and the (b) the investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his Accumulated Value or Surrender Value.

(e) John Hancock Life Insurance Company represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the John Hancock Variable Life Insurance Company has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, in the City of Boston and the Commonwealth of Massachusetts, on April 27, 2004.

                                          ON BEHALF OF REGISTRANT

                                          JOHN HANCOCK VARIABLE ANNUITY ACCOUNT
                                          JF (REGISTRANT)

                                          JOHN HANCOCK VARIABLE LIFE
                                          INSURANCE COMPANY


                                          By:  /s/ MICHELE G. VAN LEER
                                               ---------------------------------
                                               Michele G. Van Leer
                                               Vice Chairman and President

                                          JOHN HANCOCK VARIABLE LIFE INSURANCE
                                          COMPANY (DEPOSITOR)


                                          By:  /s/ MICHELE G. VAN LEER
                                               ---------------------------------
                                               Michele G. Van Leer
                                               Vice Chairman and President


Attest:   /s/ PETER SCAVONGELLI
          ----------------------------
          Peter Scavongelli
          Secretary

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities with John Hancock Variable Life Insurance Company and on the dates indicated.

Signatures                      Title                            Date
-----------------------------   ------------------------------   ---------------

/s/ EARL BAUCOM                 Controller
-----------------------------   (Principal Accounting Officer)   April 27, 2004
Earl W. Baucom

/s/ JULIE H. INDGE              Treasurer
-----------------------------   (Principal Financial Officer)    April 27, 2004
Julie H. Indge

                                Vice Chairman of the Board
/s/ MICHELE G. VAN LEER         and President
-----------------------------   (Acting Principal                April 27, 2004
                                Executive Officer)
Michele G. Van Leer for
herself and as
Attorney-in-Fact

For:
   Michael A. Bell              Chairman of the Board
   Ronald J. Bocage             Director
   Todd G. Engelsen             Director
   Barbara L. Luddy             Director
   Dec Mullarkey                Director
   Daniel L. Ouellette          Director
   Robert R. Reitano            Director
   Paul Strong                  Director

Pursuant to the requirements of the Securities Act of 1933, the Registrant, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485 (b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, and its seal to be hereunto fixed and attested, all in the City of Boston and Commonwealth of Massachusetts on the 27th day of April, 2004.

                             ON BEHALF OF REGISTRANT

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT JF
                                  (REGISTRANT)

                                          John Hancock Variable Life Insurance
                                          Company


                                          By:  /s/ MICHELE G. VAN LEER
                                               ---------------------------------
                                               Michele G. Van Leer
                                               Vice Chairman and President

                                          John Hancock Variable Life Insurance
                                          Company
                                                      (DEPOSITOR)


                                          By:  /s/ MICHELE G. VAN LEER
                                               ---------------------------------
                                               Michele G. Van Leer
                                               Vice Chairman and President


Attest:  /s/ PETER SCAVONGELLI
         -----------------------------
         Peter Scavongelli
         Secretary

                                INDEX TO EXHIBITS

                                    FORM N-4

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT JF

Exhibits
--------

Item 24.10(a)     Representation of Counsel
Item 24.10(b)     Consent of Independent Auditors